UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-05251

Fidelity Concord Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	October 31, 2024

Item 1.

Reports to Stockholders

ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2024
Fidelity® SAI Global ex U.S. Low Volatility Index Fund Fidelity® SAI Global ex U.S. Low Volatility Index Fund : FSGJX

This annual shareholder report contains information about Fidelity® SAI Global ex U.S. Low Volatility Index Fund for the period July 25, 2024 to October 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Global ex U.S. Low Volatility Index Fund A	$ 7	0.26%
A Expenses for the full reporting period would be higher.

Key Fund Statistics
(as of October 31, 2024)

KEY FACTS
Fund Size	$2,804,473,796
Number of Holdings	199
Total Advisory Fee	$120,708
Portfolio TurnoverA	204%
A Amount not annualized
What did the Fund invest in?
(as of October 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Financials	20.5
Health Care	13.3
Consumer Staples	10.4
Communication Services	10.1
Industrials	9.9
Utilities	7.6
Information Technology	6.7
Consumer Discretionary	5.5
Real Estate	3.2
Energy	2.7
Materials	2.4

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
iShares MSCI India ETF	4.0
Novo Nordisk A/S Series B	2.5
Novartis AG	2.3
Roche Holding AG	2.2
Astrazeneca PLC	2.0
Nestle SA	2.0
China Construction Bank Corp H Shares	1.9
Industrial & Commercial Bank of China Ltd H Shares	1.8
Bank of China Ltd H Shares	1.8
RELX PLC	1.8
22.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916855.100    7629-TSRA-1224

ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2024
Fidelity ZERO® International Index Fund Fidelity ZERO® International Index Fund : FZILX

This annual shareholder report contains information about Fidelity ZERO® International Index Fund for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity ZERO® International Index Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

What affected the Fund's performance this period?

•International stocks achieved a strong gain for the 12 months ending October 31, 2024. Resilient global economic growth and a slowing in the pace of inflation in certain regions, as well as a shift to global monetary easing, contributed to a favorable backdrop, despite persistent geopolitical risk.
•Against this backdrop, Europe ex U.K. gained about 23% and contributed most to the fund's performance for the fiscal year, followed by emerging markets (+24%).
•By sector, financials gained about 36% and contributed most. Information technology, which gained 39%, also helped, as did industrials, which advanced about 32%. The consumer discretionary sector rose approximately 18%, while health care gained 20% and communication services advanced about 27%. Other contributors included the materials (+13%), utilities (+20%), real estate (+22%), consumer staples (+6%) and energy (+4%) sectors.
•Turning to individual stocks, the top contributor was Taiwan Semiconductor (+101%), from the semiconductors & semiconductor equipment group. In software & services, SAP (+76%) boosted the fund. Tencent Holdings (+42%), from the media & entertainment category, helped. In banks, Royal Bank Of Canada gained roughly 57% and boosted the fund. Lastly, Hitachi (+109%), a stock in the capital goods group, also lifted the fund.
•In contrast, the biggest detractor was Samsung Electronics (-11%), from the technology hardware & equipment industry. Nestle (-10%), a stock in the food, beverage & tobacco group, hurt the fund. BP, within the energy sector, returned approximately -17% and hindered the fund. Lastly, in pharmaceuticals, biotechnology & life sciences, Bayer (-37%) and Wuxi Biologics (-66%) also hurt the fund's performance.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 2, 2018 through October 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Fidelity ZERO® International Index Fund	23.79%	6.03%	5.13%
Fidelity Global ex U.S. Index℠	24.74%	6.17%	5.38%
MSCI ACWI (All Country World Index) ex USA Index	24.55%	5.95%	5.10%
A   From August 2, 2018
Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of October 31, 2024)

KEY FACTS
Fund Size	$4,523,912,962
Number of Holdings	2,256
Total Advisory Fee	$0
Portfolio Turnover	5%
What did the Fund invest in?
(as of October 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Financials	23.1
Industrials	14.2
Information Technology	12.7
Consumer Discretionary	10.6
Health Care	8.6
Consumer Staples	6.7
Materials	6.6
Communication Services	5.3
Energy	4.7
Utilities	2.6
Real Estate	1.8

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Taiwan Semiconductor Manufacturing Co Ltd	2.8
Novo Nordisk A/S Series B	1.3
Tencent Holdings Ltd	1.1
ASML Holding NV	1.0
Nestle SA	0.9
SAP SE	0.9
Roche Holding AG	0.9
Astrazeneca PLC	0.8
Toyota Motor Corp	0.8
Novartis AG	0.7
11.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914002.100    3228-TSRA-1224

ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2024
Fidelity ZERO® Large Cap Index Fund Fidelity ZERO® Large Cap Index Fund : FNILX

This annual shareholder report contains information about Fidelity ZERO® Large Cap Index Fund for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity ZERO® Large Cap Index Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

What affected the Fund's performance this period?

•U.S. equities posted a strong advance for the 12 months ending October 31, 2024, driven by a resilient economy, the promise of artificial intelligence to drive transformative change and the Federal Reserve's long-anticipated pivot to cutting interest rates.
•Against this backdrop, information technology gained approximately 51% and contributed most to the fund's performance for the fiscal year. Financials, which gained about 47%, also helped, as did communication services, which advanced 48%, lifted by the media & entertainment industry (+48%). The consumer discretionary sector rose about 33%, while industrials gained about 40% and health care advanced 20%. Other contributors included the consumer staples (+24%), utilities (+38%), real estate (+34%), materials (+24%) and energy (+9%) sectors.
•Turning to individual stocks, the top contributor was Nvidia (+226%), from the semiconductors & semiconductor equipment industry. Apple (+33%), from the technology hardware & equipment industry, lifted the fund. In media & entertainment, Meta Platforms (+89%) and Alphabet (+38%) helped. Lastly, Microsoft (+21%), from the software & services industry, also lifted the fund.
•In contrast, the biggest detractor was Intel (-40%), from the semiconductors & semiconductor equipment group. Humana (-50%), a stock in the health care equipment & services category, hurt the fund's performance. Nike, within the consumer durables & apparel category, returned -24% and hindered the fund. Adobe (-10%), a stock in the software & services category, hindered the fund. Lastly, Boeing (-20%), a stock in the capital goods group, also detracted.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
September 13, 2018 through October 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Fidelity ZERO® Large Cap Index Fund	38.58%	15.31%	13.56%
Fidelity U.S. Large Cap Index℠	38.54%	15.31%	13.55%
S&P 500® Index	38.02%	15.27%	13.51%
A   From September 13, 2018
Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of October 31, 2024)

KEY FACTS
Fund Size	$11,188,374,545
Number of Holdings	512
Total Advisory Fee	$0
Portfolio Turnover	3%
What did the Fund invest in?
(as of October 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Information Technology	32.0
Financials	13.5
Health Care	11.1
Consumer Discretionary	9.9
Communication Services	9.1
Industrials	8.4
Consumer Staples	5.6
Energy	3.3
Utilities	2.4
Real Estate	2.2
Materials	2.1

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Apple Inc	7.0
NVIDIA Corp	6.7
Microsoft Corp	6.2
Amazon.com Inc	3.5
Meta Platforms Inc Class A	2.5
Alphabet Inc Class A	2.1
Alphabet Inc Class C	1.7
Berkshire Hathaway Inc Class B	1.7
Broadcom Inc	1.7
Tesla Inc	1.4
34.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914004.100    3231-TSRA-1224

ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2024
Fidelity® Series International Index Fund Fidelity® Series International Index Fund : FHLFX

This annual shareholder report contains information about Fidelity® Series International Index Fund for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series International Index Fund	$ 1	0.01%
What affected the Fund's performance this period?

•International stocks achieved a strong gain for the 12 months ending October 31, 2024. Resilient global economic growth and a slowing in the pace of inflation in certain regions, as well as a shift to global monetary easing, contributed to a favorable backdrop, despite persistent geopolitical risk.
•Against this backdrop, Europe ex U.K. gained 23% and contributed most to the fund's performance for the fiscal year, followed by Japan (+23%).
•By sector, financials gained roughly 38% and contributed most. Industrials, which gained 36%, also helped, benefiting from the capital goods industry (+38%), as did health care, which advanced about 21%, lifted by the pharmaceuticals, biotechnology & life sciences industry (+20%). The information technology sector rose 29%, while consumer discretionary gained roughly 14% and communication services advanced 28%. Other contributors included the materials (+15%), utilities (+18%), real estate (+24%) and consumer staples (+5%) sectors.
•Conversely, from a sector standpoint, energy returned approximately -3% and detracted most.
•Turning to individual stocks, the biggest contributor was SAP (+76%), from the software & services category. In capital goods, Hitachi (+109%) and Schneider Electric (+71%) helped. Lastly, in banks, Commonwealth Bank of Australia (+59%) and HSBC (+41%) also boosted the fund.
•In contrast, the biggest detractor was Nestle (-10%), from the food, beverage & tobacco group. From the same group, Diageo (-16%) hurt. Another notable detractor was BP (-17%), a stock in the energy sector. In pharmaceuticals, biotechnology & life sciences, Bayer returned -37% and hindered the fund. Lastly, LVMH Moet Hennessy Louis Vuitton (-6%), from the consumer durables & apparel industry, also detracted.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 17, 2018 through October 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Fidelity® Series International Index Fund	22.34%	6.36%	5.87%
MSCI EAFE Index	23.25%	6.46%	6.04%
A   From August 17, 2018
Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of October 31, 2024)

KEY FACTS
Fund Size	$510,853,383
Number of Holdings	737
Total Advisory Fee	$0
Portfolio Turnover	3%
What did the Fund invest in?
(as of October 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Financials	20.8
Industrials	17.2
Health Care	13.0
Consumer Discretionary	10.7
Consumer Staples	8.3
Information Technology	8.3
Materials	6.0
Communication Services	4.1
Energy	3.5
Utilities	3.1
Real Estate	1.9

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Novo Nordisk A/S Series B	2.2
ASML Holding NV	1.6
Nestle SA	1.5
SAP SE	1.5
Astrazeneca PLC	1.3
Roche Holding AG	1.3
Novartis AG	1.3
Shell PLC	1.2
LVMH Moet Hennessy Louis Vuitton SE	1.2
Toyota Motor Corp	1.1
14.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914000.100    3226-TSRA-1224

ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2024
Fidelity ZERO® Extended Market Index Fund Fidelity ZERO® Extended Market Index Fund : FZIPX

This annual shareholder report contains information about Fidelity ZERO® Extended Market Index Fund for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity ZERO® Extended Market Index Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

What affected the Fund's performance this period?

•U.S. equities posted a strong advance for the 12 months ending October 31, 2024, driven by a resilient economy, the promise of artificial intelligence to drive transformative change and the Federal Reserve's long-anticipated pivot to cutting interest rates.
•Against this backdrop, financials gained 50% and contributed most to the fund's performance for the fiscal year. Industrials, which gained approximately 37%, also helped, benefiting from the capital goods industry (+43%), as did consumer discretionary, which advanced 31%. The health care sector rose approximately 35%, while information technology gained approximately 30% and real estate advanced roughly 35%. Other contributors included the materials (+33%), utilities (+37%), communication services (+26%) and consumer staples (+19%) sectors.
•In contrast, energy returned -4% and detracted most.
•Turning to individual stocks, the top contributor was Carvana (+816%), from the consumer discretionary distribution & retail category. Coinbase Global (+174%), a stock in the financial services industry, lifted the fund. Super Micro Computer (+198%), from the technology hardware & equipment group, lifted the fund. Lastly, Vertiv Holdings (+91%) and Emcor (+116%), within the capital goods industry, also helped.
•Conversely, the biggest detractor was Apa (-39%), from the energy sector. Agilon health (-86%), from the health care equipment & services category, detracted. In consumer discretionary distribution & retail, Five Below returned roughly -45% and hindered the fund. Another notable detractor was Flagstar Financial (-63%), a stock in the banks industry. Lastly, in automobiles & components, Rivian Automotive (-38%) also hurt the fund.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
September 13, 2018 through October 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Fidelity ZERO® Extended Market Index Fund	33.66%	10.04%	7.58%
Fidelity U.S. Extended Investable Market Index℠	33.58%	9.95%	7.50%
S&P 500® Index	38.02%	15.27%	13.51%
A   From September 13, 2018
Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of October 31, 2024)

KEY FACTS
Fund Size	$1,735,724,909
Number of Holdings	2,066
Total Advisory Fee	$0
Portfolio Turnover	8%
What did the Fund invest in?
(as of October 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Industrials	20.0
Financials	17.7
Consumer Discretionary	12.3
Health Care	12.3
Information Technology	11.1
Real Estate	6.8
Materials	5.4
Energy	4.5
Consumer Staples	3.8
Communication Services	3.3
Utilities	2.5

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Carvana Co Class A	0.6
Smurfit WestRock PLC	0.5
Texas Pacific Land Corp	0.5
Eqt Corp	0.5
EMCOR Group Inc	0.4
Lennox International Inc	0.4
Live Nation Entertainment Inc	0.4
Expand Energy Corp	0.4
Snap-on Inc	0.4
NRG Energy Inc	0.3
4.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914003.100    3230-TSRA-1224

ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2024
Fidelity® SAI Japan Stock Index Fund Fidelity® SAI Japan Stock Index Fund : FSJPX

This annual shareholder report contains information about Fidelity® SAI Japan Stock Index Fund for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Japan Stock Index Fund	$ 14	0.13%
What affected the Fund's performance this period?

•International stocks achieved a strong gain for the 12 months ending October 31, 2024. Resilient global economic growth and a slowing in the pace of inflation in certain regions, as well as a shift to global monetary easing, contributed to a favorable backdrop, despite persistent geopolitical risk.
•By sector, industrials gained approximately 33% and contributed most. Financials, which gained approximately 35%, also helped, as did information technology, which advanced about 29%. The health care sector rose roughly 25%, while consumer discretionary gained roughly 9% and communication services advanced 21%. Other contributors included the materials (+14%), consumer staples (+10%), real estate (+11%), energy (+22%) and utilities (+13%) sectors.
•Turning to individual stocks, the biggest contributor was Hitachi (+108%), from the capital goods industry. Within the same group, Mitsubishi Heavy Industries gained approximately 188% and helped. Recruit Holdings (+121%), from the commercial & professional services industry, lifted the fund. Mitsubishi UFJ Financial Group (+32%), from the banks industry, lifted the fund. Lastly, Tokio Marine Holdings (+71%), from the insurance industry, also lifted the fund.
•Conversely, the biggest detractor was Oriental Land (-24%), from the consumer services industry. Daikin Industries (-12%), a stock in the capital goods group, hindered the fund. Another notable detractor was Nippon Telegraph & Telephone (-14%), a stock in the telecommunication services group. In semiconductors & semiconductor equipment, Screen Holdings (-46%) hurt the fund. Lastly, Eisai (-33%), from the pharmaceuticals, biotechnology & life sciences group, also hurt the fund.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 27, 2021 through October 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Fidelity® SAI Japan Stock Index Fund	19.13%	2.20%
MSCI Japan Index	22.47%	2.79%
A   From May 27, 2021
Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of October 31, 2024)

KEY FACTS
Fund Size	$660,853,714
Number of Holdings	202
Total Advisory Fee	$630,593
Portfolio Turnover	47%
What did the Fund invest in?
(as of October 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Industrials	23.0
Consumer Discretionary	17.3
Information Technology	14.5
Financials	14.4
Health Care	8.5
Communication Services	7.2
Consumer Staples	5.5
Materials	4.0
Real Estate	2.5
Utilities	1.1
Energy	0.9

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Toyota Motor Corp	4.7
Mitsubishi UFJ Financial Group Inc	3.2
Hitachi Ltd	3.1
Sony Group Corp	3.0
Recruit Holdings Co Ltd	2.4
Keyence Corp	2.4
Sumitomo Mitsui Financial Group Inc	2.1
Tokio Marine Holdings Inc	1.8
Shin-Etsu Chemical Co Ltd	1.8
Tokyo Electron Ltd	1.8
26.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914017.100    6418-TSRA-1224

ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2024
Fidelity ZERO® Total Market Index Fund Fidelity ZERO® Total Market Index Fund : FZROX

This annual shareholder report contains information about Fidelity ZERO® Total Market Index Fund for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity ZERO® Total Market Index Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

What affected the Fund's performance this period?

•U.S. equities posted a strong advance for the 12 months ending October 31, 2024, driven by a resilient economy, the promise of artificial intelligence to drive transformative change and the Federal Reserve's long-anticipated pivot to cutting interest rates.
•Against this backdrop, information technology gained roughly 50% and contributed most to the fund's performance for the fiscal year. Financials, which gained approximately 48%, also helped, as did industrials, which advanced roughly 40%. The communication services sector rose 47%, boosted by the media & entertainment industry (+47%), while consumer discretionary gained about 32% and health care advanced approximately 21%. Other contributors included the consumer staples (+23%), real estate (+35%), utilities (+38%), materials (+26%) and energy (+7%) sectors.
•Turning to individual stocks, the biggest contributor was Nvidia (+225%), from the semiconductors & semiconductor equipment category. Apple, within the technology hardware & equipment industry, gained 33% and lifted the fund. Meta Platforms (+89%) and Alphabet (+38%), from the media & entertainment category, contributed. Lastly, in software & services, Microsoft gained 21% and also contributed.
•In contrast, the biggest detractor was Intel (-40%), from the semiconductors & semiconductor equipment industry. In health care equipment & services, Humana (-50%) detracted. Nike (-24%), a stock in the consumer durables & apparel group, detracted. Adobe (-10%), a stock in the software & services industry, detracted. Lastly, in capital goods, Boeing (-20%) also hindered the fund.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 2, 2018 through October 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Fidelity ZERO® Total Market Index Fund	38.06%	14.66%	13.04%
Fidelity U.S. Total Investable Market Index℠	37.98%	14.64%	13.01%
S&P 500® Index	38.02%	15.27%	13.79%
A   From August 2, 2018
Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of October 31, 2024)

KEY FACTS
Fund Size	$23,896,621,668
Number of Holdings	2,576
Total Advisory Fee	$0
Portfolio Turnover	2%
What did the Fund invest in?
(as of October 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Information Technology	29.9
Financials	13.9
Health Care	11.2
Consumer Discretionary	10.2
Industrials	9.7
Communication Services	8.5
Consumer Staples	5.4
Energy	3.5
Real Estate	2.7
Materials	2.4
Utilities	2.4

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Apple Inc	6.3
NVIDIA Corp	6.0
Microsoft Corp	5.6
Amazon.com Inc	3.2
Meta Platforms Inc Class A	2.3
Alphabet Inc Class A	1.9
Berkshire Hathaway Inc Class B	1.6
Alphabet Inc Class C	1.5
Broadcom Inc	1.5
Tesla Inc	1.3
31.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914001.100    3227-TSRA-1224

ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2024
Fidelity® SAI Canada Equity Index Fund Fidelity® SAI Canada Equity Index Fund : FSCJX

This annual shareholder report contains information about Fidelity® SAI Canada Equity Index Fund for the period July 11, 2024 to October 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Canada Equity Index Fund A	$ 5	0.16%
A Expenses for the full reporting period would be higher.

Key Fund Statistics
(as of October 31, 2024)

KEY FACTS
Fund Size	$2,120,508,681
Number of Holdings	87
Total Advisory Fee	$122,879
Portfolio TurnoverB	0%A
A Amount represents less than 1%
B Amount not annualized
What did the Fund invest in?
(as of October 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Financials	36.8
Energy	18.1
Industrials	11.7
Materials	11.2
Information Technology	9.2
Consumer Staples	4.3
Consumer Discretionary	3.6
Utilities	2.7
Communication Services	1.3
Real Estate	0.5

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Royal Bank of Canada	8.1
Toronto-Dominion Bank/The	4.6
Shopify Inc Class A	4.5
Enbridge Inc	4.2
Brookfield Corp Class A	3.5
Canadian Pacific Kansas City Ltd	3.5
Canadian Natural Resources Ltd	3.4
Bank of Montreal	3.2
Bank of Nova Scotia/The	3.0
Constellation Software Inc/Canada	2.9
40.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916853.100    7628-TSRA-1224

ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2024
Fidelity® SAI International Small Cap Index Fund Fidelity® SAI International Small Cap Index Fund : FSISX

This annual shareholder report contains information about Fidelity® SAI International Small Cap Index Fund for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI International Small Cap Index Fund	$ 12	0.10%
What affected the Fund's performance this period?

•International stocks achieved a strong gain for the 12 months ending October 31, 2024. Resilient global economic growth and a slowing in the pace of inflation in certain regions, as well as a shift to global monetary easing, contributed to a favorable backdrop, despite persistent geopolitical risk.
•Against this backdrop, Europe ex U.K. gained 23% and contributed most to the fund's performance for the fiscal year, followed by Japan (+18%).
•By sector, industrials gained roughly 29% and contributed most, driven by the capital goods industry (+33%). Financials, which gained about 34%, also helped, as did consumer discretionary, which advanced 20%. The information technology sector rose 23%, while real estate gained approximately 19% and materials advanced 17%. Other contributors included the health care (+23%), consumer staples (+15%), communication services (+21%), utilities (+28%) and energy (+9%) sectors.
•Turning to individual stocks, the top contributor was Fujikura (+444%), from the capital goods group. From the same industry, IHI gained 192% and boosted the fund. In semiconductors & semiconductor equipment, Screen Holdings (+173%) helped. In materials, DS Smith gained 112% and contributed. Lastly, Banco Sabadell (+77%), from the banks industry, lifted the fund.
•Conversely, the biggest detractor was Soitec (-47%), from the semiconductors & semiconductor equipment category. From the same group, Aixtron returned roughly -43% and hindered the fund. ThyssenKrupp (-49%) and AVZ Minerals (-100%), within the materials sector, detracted. Lastly, Evotec, within the pharmaceuticals, biotechnology & life sciences group, returned -55% and detracted.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 27, 2021 through October 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Fidelity® SAI International Small Cap Index Fund	22.16%	-2.25%
MSCI EAFE Small Cap Index	23.20%	-2.03%
MSCI EAFE Index	23.25%	2.94%
A   From May 27, 2021
Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of October 31, 2024)

KEY FACTS
Fund Size	$774,291,234
Number of Holdings	2,112
Total Advisory Fee	$747,055
Portfolio Turnover	16%
What did the Fund invest in?
(as of October 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Industrials	23.7
Financials	12.9
Consumer Discretionary	12.2
Real Estate	10.9
Materials	9.6
Information Technology	8.8
Consumer Staples	6.5
Health Care	5.4
Communication Services	3.4
Energy	2.6
Utilities	2.4

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Marks & Spencer Group PLC	0.4
DS Smith PLC	0.4
Fujikura Ltd	0.4
Intermediate Capital Group PLC	0.4
IHI Corp	0.4
Weir Group PLC/The	0.4
Ebara Corp	0.4
Evolution Mining Ltd	0.4
Diploma PLC	0.3
Infratil Ltd	0.3
3.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914016.100    6417-TSRA-1224

Item 2.

Code of Ethics

As of the end of the period, October 31, 2024, Fidelity Concord Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Donald F. Donahue is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Donahue is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity SAI International Small Cap Index Fund, Fidelity Series International Index Fund, Fidelity ZERO Extended Market Index Fund, Fidelity ZERO International Index Fund, Fidelity ZERO Large Cap Index Fund and Fidelity ZERO Total Market Index Fund (the “Fund(s)”):

Services Billed by Deloitte Entities

October 31, 2024  FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity SAI International Small Cap Index Fund	$44,200	$-	$10,200	$1,100
Fidelity Series International Index Fund	$56,900	$-	$10,000	$1,300
Fidelity ZERO Extended Market Index Fund	$64,400	$-	$8,200	$1,400
Fidelity ZERO International Index Fund	$52,000	$-	$10,000	$1,200
Fidelity ZERO Large Cap Index Fund	$42,900	$-	$8,200	$1,000
Fidelity ZERO Total Market Index Fund	$39,500	$-	$7,700	$900

October 31, 2023 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity SAI International Small Cap Index Fund	$45,500	$-	$9,600	$1,200
Fidelity Series International Index Fund	$57,200	$-	$10,000	$1,400
Fidelity ZERO Extended Market Index Fund	$62,100	$-	$7,900	$1,500
Fidelity ZERO International Index Fund	$52,200	$-	$10,000	$1,300
Fidelity ZERO Large Cap Index Fund	$43,000	$-	$7,900	$1,100
Fidelity ZERO Total Market Index Fund	$39,500	$-	$7,700	$1,000

A Amounts may reflect rounding.

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity SAI Canada Equity Index Fund, Fidelity SAI Global ex U.S. Low Volatility Index Fund, and Fidelity SAI Japan Stock Index Fund (the “Fund(s)”):

Services Billed by PwC

October 31, 2024  FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity SAI Canada Equity Index Fund	$30,400	$800	$11,500	$300
Fidelity SAI Global ex U.S. Low Volatility Index Fund	$25,000	$700	$9,800	$200
Fidelity SAI Japan Stock Index Fund	$51,000	$4,700	$11,600	$1,600

October 31, 2023 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity SAI Canada Equity Index Fund	$-	$-	$-	$-
Fidelity SAI Global ex U.S. Low Volatility Index Fund	$-	$-	$-	$-
Fidelity SAI Japan Stock Index Fund	$51,300	$4,700	$11,600	$1,600

A Amounts may reflect rounding.
B Fidelity SAI Canada Equity Index Fund commenced operations on July 11, 2024 and Fidelity SAI Global ex U.S. Low Volatility Index Fund commenced operations on July 25, 2024.

The following table(s) present(s) fees billed by Deloitte Entities and PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by Deloitte Entities

	October 31, 2024 A	October 31, 2023A
Audit-Related Fees	$125,000	$75,000
Tax Fees	$-	$-
All Other Fees	$2,929,500	$-

A Amounts may reflect rounding.

Services Billed by PwC

	October 31, 2024 A,B	October 31, 2023A,B
Audit-Related Fees	$9,701,800	$8,881,200
Tax Fees	$61,000	$1,000
All Other Fees	$35,000	$-

A Amounts may reflect rounding.
B May include amounts billed prior to the Fidelity SAI Canada Equity Index Fund and

Fidelity SAI Global ex U.S. Low Volatility Index Fund’s commencement of operations.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities and PwC for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	October 31, 2024 A,B	October 31, 2023A,B
Deloitte Entities PwC	$3,410,200 15,372,300	$5,867,700 14,414,200

A Amounts may reflect rounding.
B May include amounts billed prior to the Fidelity SAI Canada Equity Index Fund and Fidelity SAI Global ex U.S. Low Volatility Index Fund’s commencement of operations.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities and PwC to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities and PwC in its(their) audit of the Fund(s), taking into account representations from Deloitte Entities and PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity ZERO® Funds

Fidelity ZERO® Extended Market Index Fund
Fidelity ZERO® International Index Fund
Fidelity ZERO® Large Cap Index Fund
Fidelity ZERO® Total Market Index Fund

Annual Report
October 31, 2024

Contents

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity ZERO® Extended Market Index Fund
Fidelity ZERO® International Index Fund
Fidelity ZERO® Large Cap Index Fund
Fidelity ZERO® Total Market Index Fund
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Distributions
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Item 9: Proxy Disclosures for Open-End Management Investment Companies
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
The funds or securities referred to herein are not sponsored, endorsed, or promoted by Fidelity Product Services LLC (FPS), and FPS bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the relationship between FPS and any related funds.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity ZERO® Extended Market Index Fund
Schedule of Investments October 31, 2024
Showing Percentage of Net Assets
Common Stocks - 99.7%
	Shares	Value ($)
COMMUNICATION SERVICES - 3.4%
Diversified Telecommunication Services - 0.6%
Anterix, Inc. (a)	5,376	174,612
AST SpaceMobile, Inc. Class A, (a)(b)	39,464	939,638
ATN International, Inc.	2,886	60,491
Bandwidth, Inc. Class A, (a)	7,173	139,874
Cogent Communications Group, Inc.	11,931	957,701
Consolidated Communications Holdings, Inc. (a)	20,884	96,797
Frontier Communications Parent, Inc. (a)	62,632	2,237,841
Globalstar, Inc. (a)	214,282	224,996
IDT Corp. Class B	5,804	272,382
Iridium Communications, Inc.	33,493	982,350
Liberty Global Ltd.:
Class A	52,969	1,049,316
Class C	41,006	845,544
Liberty Latin America Ltd.:
Class A (a)	6,834	66,905
Class C (a)	38,849	376,058
Lumen Technologies, Inc. (a)	287,902	1,839,694
Shenandoah Telecommunications Co.	12,898	178,508
		10,442,707
Entertainment - 1.0%
AMC Entertainment Holdings, Inc. Class A (a)(b)	102,148	448,430
Atlanta Braves Holdings, Inc.:
Class A (a)	2,027	85,256
Class C, (a)	11,459	452,745
Cinemark Holdings, Inc. (a)	30,228	899,283
Endeavor Group Holdings, Inc. (b)	53,799	1,586,533
Eventbrite, Inc. (a)	22,923	73,354
Lions Gate Entertainment Corp.:
Class A (a)(b)	20,514	162,061
Class B (a)	30,134	212,445
Live Nation Entertainment, Inc. (a)	44,358	5,196,096
Madison Square Garden Entertainment Corp. Class A (a)	11,706	488,257
Madison Square Garden Sports Corp. (a)	4,732	1,053,816
Marcus Corp.	7,064	133,298
Playtika Holding Corp.	14,439	113,057
Roku, Inc. Class A (a)	36,052	2,310,212
Skillz, Inc. (a)(b)	2,920	16,848
Sphere Entertainment Co. Class A (a)(b)	7,555	315,875
TKO Group Holdings, Inc. (a)	18,838	2,199,713
Vivid Seats, Inc. Class A (a)(b)	26,506	107,879
Warner Music Group Corp. Class A	40,080	1,280,957
		17,136,115
Interactive Media & Services - 0.5%
Angi, Inc. Class A, (a)(b)	21,664	51,560
Bumble, Inc. Class A (a)	25,875	183,195
CarGurus, Inc. Class A (a)	24,764	768,179
Cars.com, Inc. (a)	17,145	274,149
EverQuote, Inc. Class A (a)	7,512	135,066
fuboTV, Inc. (a)	92,941	161,717
IAC, Inc. Class A (a)	19,998	958,904
Match Group, Inc. (a)	72,947	2,628,280
MediaAlpha, Inc. Class A (a)	9,094	155,780
Nextdoor Holdings, Inc. Class A (a)	49,207	119,081
QuinStreet, Inc. (a)	15,338	322,098
Rumble, Inc. (a)(b)	22,681	132,457
Shutterstock, Inc. (b)	6,998	224,566
TripAdvisor, Inc. Class A (a)	30,952	496,470
Vimeo, Inc. Class A (a)	44,461	212,079
Yelp, Inc. Class A (a)	18,931	646,304
Ziff Davis, Inc. (a)	12,623	584,066
ZipRecruiter, Inc. (a)	22,382	207,481
Zoominfo Technologies, Inc. (a)	81,833	904,255
		9,165,687
Media - 1.2%
Advantage Solutions, Inc. Class A (a)	15,373	47,041
Altice U.S.A., Inc. Class A (a)	67,953	165,126
AMC Networks, Inc. Class A (a)	8,490	68,769
Boston Omaha Corp. (a)	5,918	87,350
Cable One, Inc. (b)	1,319	450,518
Cardlytics, Inc. (a)(b)	13,756	59,288
Clear Channel Outdoor Holdings, Inc. (a)	92,116	135,411
E.W. Scripps Co. Class A (a)	16,005	53,697
EchoStar Corp. Class A (a)	34,160	856,050
Entravision Communication Corp. Class A	18,587	43,122
Gannett Co., Inc. (a)	33,874	158,869
Gray Television, Inc.	23,529	134,351
iHeartMedia, Inc. (a)	32,158	63,673
Integral Ad Science Holding Corp. (a)	20,637	244,342
John Wiley & Sons, Inc. Class A	11,673	575,479
Liberty Broadband Corp.:
Class A (a)	5,140	412,382
Class C (a)	31,157	2,518,109
Magnite, Inc. (a)	35,529	443,402
National CineMedia, Inc. (a)	27,084	194,734
News Corp.:
Class A	108,176	2,947,796
Class B	30,920	897,917
Nexstar Media Group, Inc.	8,575	1,508,514
Paramount Global:
Class A	4,300	94,127
Class B (b)	164,176	1,796,085
PubMatic, Inc. Class A (a)	11,797	173,475
Scholastic Corp.	7,059	175,275
Sinclair, Inc. Class A	10,755	185,739
Sirius XM Holdings, Inc.	62,373	1,662,864
Stagwell, Inc. (a)	28,979	179,960
TechTarget, Inc. (a)	7,313	211,675
TEGNA, Inc.	46,645	766,377
The New York Times Co. Class A	46,406	2,591,311
Thryv Holdings, Inc. (a)	9,564	137,530
WideOpenWest, Inc. (a)	13,686	68,293
		20,108,651
Wireless Telecommunication Services - 0.1%
Gogo, Inc. (a)(b)	17,774	116,420
NII Holdings, Inc. (a)(b)(c)	10,174	0
Spok Holdings, Inc.	5,801	90,322
Telephone & Data Systems, Inc.	27,591	820,832
U.S. Cellular Corp. (a)	4,035	248,960
		1,276,534
TOTAL COMMUNICATION SERVICES		58,129,694
CONSUMER DISCRETIONARY - 12.4%
Automobile Components - 1.0%
Adient PLC (a)	24,534	479,149
American Axle & Manufacturing Holdings, Inc. (a)	33,872	191,377
Autoliv, Inc.	20,678	1,920,573
BorgWarner, Inc.	64,381	2,165,133
Cooper-Standard Holding, Inc. (a)	4,857	60,955
Dana, Inc.	36,207	277,708
Dorman Products, Inc. (a)	7,715	879,741
Fox Factory Holding Corp. (a)	11,769	423,566
Garrett Motion, Inc. (a)(b)	34,978	259,887
Gentex Corp.	65,162	1,975,060
Gentherm, Inc. (a)	8,844	371,006
Holley, Inc. (a)	13,801	35,745
LCI Industries	7,197	800,882
Lear Corp.	15,877	1,520,382
Luminar Technologies, Inc. Class A (a)(b)	111,058	86,114
Mobileye Global, Inc. Class A (a)(b)	28,141	382,999
Modine Manufacturing Co. (a)	14,849	1,748,767
Patrick Industries, Inc.	6,350	799,973
Phinia, Inc.	12,363	575,869
QuantumScape Corp. Class A (a)(b)	106,009	545,946
Solid Power, Inc. (a)(b)	35,293	41,646
Standard Motor Products, Inc.	5,735	184,610
Stoneridge, Inc. (a)	7,786	54,424
The Goodyear Tire & Rubber Co. (a)	80,346	643,571
Visteon Corp. (a)	7,795	703,499
XPEL, Inc. (a)	6,421	247,658
		17,376,240
Automobiles - 0.3%
Canoo, Inc. (a)(b)	17,160	12,990
Harley-Davidson, Inc.	33,509	1,070,613
Lucid Group, Inc. Class A (a)(b)	249,339	551,039
Rivian Automotive, Inc. Class A (a)(b)	203,889	2,059,279
Thor Industries, Inc.	15,056	1,567,028
Winnebago Industries, Inc.	8,172	457,959
		5,718,908
Broadline Retail - 0.4%
ContextLogic, Inc. Class A (a)(b)	5,946	38,590
Dillard's, Inc. Class A (b)	868	322,479
Etsy, Inc. (a)	32,456	1,669,537
Groupon, Inc. (a)(b)	6,998	71,799
Kohl's Corp.	31,419	580,623
Macy's, Inc.	78,251	1,200,370
Nordstrom, Inc.	27,363	618,677
Ollie's Bargain Outlet Holdings, Inc. (a)	17,334	1,591,781
Qurate Retail, Inc. Series A (a)	99,567	53,209
		6,147,065
Distributors - 0.0%
A-Mark Precious Metals, Inc.	5,033	195,532
Diversified Consumer Services - 1.2%
ADT, Inc.	88,717	638,762
Adtalem Global Education, Inc. (a)	10,673	863,659
Bright Horizons Family Solutions, Inc. (a)	16,440	2,194,247
Carriage Services, Inc.	3,663	136,960
Chegg, Inc. (a)	29,030	46,448
Coursera, Inc. (a)	34,518	239,900
Duolingo, Inc. Class A (a)	10,603	3,106,361
European Wax Center, Inc. Class A (a)(b)	9,613	69,117
Frontdoor, Inc. (a)	21,678	1,077,180
Graham Holdings Co. Class B	974	821,374
Grand Canyon Education, Inc. (a)	8,240	1,129,786
H&R Block, Inc.	39,526	2,360,888
Laureate Education, Inc.	38,759	665,880
Mister Car Wash, Inc. (a)	27,251	204,655
Nerdy, Inc. Class A (a)	21,015	18,998
OneSpaWorld Holdings Ltd.	29,865	522,936
Perdoceo Education Corp.	17,496	391,036
Service Corp. International	41,259	3,368,797
Strategic Education, Inc.	6,903	600,285
Stride, Inc. (a)	12,048	1,123,837
Udemy, Inc. (a)	25,936	203,338
Universal Technical Institute, Inc. (a)	12,269	204,156
WW International, Inc. (a)	21,192	22,040
		20,010,640
Hotels, Restaurants & Leisure - 2.9%
Accel Entertainment, Inc. Class A (a)	16,151	178,307
Aramark	74,587	2,821,626
Bally's Corp. (a)	6,756	117,892
BJ's Restaurants, Inc. (a)	6,523	241,938
Bloomin' Brands, Inc.	21,310	353,533
Bowlero Corp. Class A (b)	7,519	77,972
Boyd Gaming Corp.	19,431	1,346,374
Brinker International, Inc. (a)	12,596	1,293,735
Caesars Entertainment, Inc. (a)	61,216	2,451,701
Choice Hotels International, Inc. (b)	6,404	893,422
Churchill Downs, Inc.	20,788	2,912,399
Cracker Barrel Old Country Store, Inc.	6,251	297,360
Dave & Buster's Entertainment, Inc. (a)(b)	8,920	329,416
Denny's Corp. (a)	14,268	91,458
Dine Brands Global, Inc.	4,484	136,493
Dutch Bros, Inc. Class A (a)	32,223	1,067,226
El Pollo Loco Holdings, Inc. (a)	7,148	87,349
Everi Holdings, Inc. (a)	24,322	324,212
First Watch Restaurant Group, Inc. (a)(b)	9,211	156,541
Golden Entertainment, Inc.	6,105	179,334
Hilton Grand Vacations, Inc. (a)	18,072	666,495
Hyatt Hotels Corp. Class A	12,725	1,850,851
Jack in the Box, Inc. (b)	5,479	269,841
Krispy Kreme, Inc.	24,498	278,542
Kura Sushi U.S.A., Inc. Class A (a)(b)	1,621	161,808
Life Time Group Holdings, Inc. (a)	20,338	453,131
Light & Wonder, Inc. Class A (a)	25,114	2,355,191
Lindblad Expeditions Holdings (a)	10,812	102,173
Marriott Vacations Worldwide Corp.	9,098	700,819
Monarch Casino & Resort, Inc.	3,641	285,855
Norwegian Cruise Line Holdings Ltd. (a)	124,473	3,154,146
Papa John's International, Inc.	9,175	480,678
Penn Entertainment, Inc. (a)	42,267	834,773
Planet Fitness, Inc. (a)	23,931	1,879,062
Playa Hotels & Resorts NV (a)	27,379	232,722
PlayAGS, Inc. (a)	11,249	130,826
Portillo's, Inc. Class A (a)(b)	15,773	203,945
Potbelly Corp. (a)	6,845	50,516
RCI Hospitality Holdings, Inc.	2,370	102,905
Red Robin Gourmet Burgers, Inc. (a)	4,411	25,187
Red Rock Resorts, Inc.	14,027	721,829
Rush Street Interactive, Inc. (a)	22,283	241,102
Sabre Corp. (a)	110,352	353,126
Shake Shack, Inc. Class A (a)	11,319	1,377,183
Six Flags Entertainment Corp.	26,312	1,036,956
Soho House & Co., Inc. Class A (a)(b)	10,716	56,902
Sweetgreen, Inc. Class A (a)	28,816	1,040,258
Target Hospitality Corp. (a)	9,661	72,071
Texas Roadhouse, Inc.	18,899	3,611,977
The Cheesecake Factory, Inc.	13,212	610,659
Travel+Leisure Co.	19,652	939,562
United Parks & Resorts, Inc. (a)	8,495	447,092
Vail Resorts, Inc.	10,629	1,761,119
Viking Holdings Ltd.	25,783	1,011,983
Wendy's Co.	48,139	919,936
Wingstop, Inc.	8,295	2,386,389
Wyndham Hotels & Resorts, Inc.	22,330	1,972,186
Wynn Resorts Ltd.	26,432	2,538,001
Xponential Fitness, Inc. (a)	6,813	83,459
		50,759,544
Household Durables - 1.9%
Beazer Homes U.S.A., Inc. (a)	7,902	243,066
Cavco Industries, Inc. (a)	2,344	960,559
Century Communities, Inc.	7,803	691,814
Champion Homes, Inc. (a)	15,009	1,324,244
Cricut, Inc.	13,761	90,547
Dream Finders Homes, Inc. (a)(b)	7,827	233,636
Ethan Allen Interiors, Inc.	6,441	178,222
GoPro, Inc. Class A (a)	34,671	46,806
Green Brick Partners, Inc. (a)	8,730	602,457
Helen of Troy Ltd. (a)	6,442	410,033
Hovnanian Enterprises, Inc. Class A (a)	1,342	236,246
Installed Building Products, Inc.	6,600	1,431,540
iRobot Corp. (a)	8,078	70,521
KB Home	20,412	1,602,342
La-Z-Boy, Inc.	11,889	452,376
Landsea Homes Corp. Class A (a)	5,055	52,471
Legacy Housing Corp. (a)	3,207	79,534
Leggett & Platt, Inc.	38,368	460,416
LGI Homes, Inc. (a)	5,841	593,212
Lovesac (a)	4,290	125,096
M/I Homes, Inc. (a)	7,766	1,177,248
Meritage Homes Corp.	10,291	1,864,729
Mohawk Industries, Inc. (a)	14,830	1,991,224
Newell Brands, Inc.	117,546	1,034,405
Purple Innovation, Inc. Class A (a)	16,686	14,899
SharkNinja, Inc.	18,634	1,718,241
Sonos, Inc. (a)	34,151	427,912
Taylor Morrison Home Corp. (a)	29,541	2,023,559
Tempur Sealy International, Inc.	49,081	2,351,471
Toll Brothers, Inc.	29,078	4,258,182
TopBuild Corp. (a)	8,491	3,000,550
TRI Pointe Homes, Inc. (a)	26,508	1,071,718
Vizio Holding Corp. (a)(b)	29,348	326,643
Whirlpool Corp.	15,519	1,606,372
Worthington Enterprises, Inc.	8,831	338,227
ZAGG, Inc. rights (a)(c)	4,373	0
		33,090,518
Leisure Products - 0.6%
Acushnet Holdings Corp. (b)	7,886	483,412
AMMO, Inc. (a)	24,261	26,202
Brunswick Corp.	18,739	1,494,248
Clarus Corp.	8,258	34,766
Funko, Inc. (a)(b)	10,203	120,804
Hasbro, Inc.	37,080	2,433,560
JAKKS Pacific, Inc. (a)	2,233	70,451
Johnson Outdoors, Inc. Class A	1,543	48,790
Malibu Boats, Inc. Class A (a)	5,769	258,913
MasterCraft Boat Holdings, Inc. (a)	4,062	70,516
Mattel, Inc. (a)	96,206	1,960,678
Peloton Interactive, Inc. Class A (a)	99,713	847,561
Polaris, Inc.	14,821	1,036,136
Smith & Wesson Brands, Inc.	12,991	168,298
Sturm, Ruger & Co., Inc.	4,771	187,596
Topgolf Callaway Brands Corp. (a)	40,521	393,459
Vista Outdoor, Inc. (a)	16,541	727,308
YETI Holdings, Inc. (a)	23,962	843,702
		11,206,400
Specialty Retail - 2.9%
1-800-FLOWERS.com, Inc. Class A (a)(b)	8,197	68,199
Abercrombie & Fitch Co. Class A (a)	14,475	1,907,660
Academy Sports & Outdoors, Inc. (b)	20,404	1,037,747
Advance Auto Parts, Inc. (b)	16,845	601,198
America's Car Mart, Inc. (a)	1,611	62,893
American Eagle Outfitters, Inc.	50,565	990,568
Arhaus, Inc. Class A, (b)	15,150	128,472
Arko Corp.	20,390	135,594
Asbury Automotive Group, Inc. (a)	5,651	1,287,524
AutoNation, Inc. (a)	7,403	1,150,944
Bath & Body Works, Inc.	63,126	1,791,516
Beyond, Inc. (a)(b)	11,340	72,689
Boot Barn Holdings, Inc. (a)	8,646	1,076,859
Build-A-Bear Workshop, Inc.	3,643	138,762
Caleres, Inc.	9,932	296,470
Camping World Holdings, Inc. Class A	12,563	252,014
Carvana Co. Class A (a)	32,258	7,977,692
Chewy, Inc. Class A (a)	40,053	1,080,229
Citi Trends, Inc. (a)(b)	2,295	43,353
Designer Brands, Inc. Class A (b)	11,955	62,286
Destination XL Group, Inc. (a)(b)	14,139	37,822
Dick's Sporting Goods, Inc.	16,404	3,211,083
EVgo, Inc. Class A (a)(b)	28,701	225,016
Five Below, Inc. (a)	15,584	1,477,207
Floor & Decor Holdings, Inc. Class A (a)	30,346	3,127,155
Foot Locker, Inc.	23,297	540,257
GameStop Corp. Class A (a)(b)	109,814	2,435,675
Gap, Inc.	62,677	1,301,801
Genesco, Inc. (a)	3,094	79,268
Group 1 Automotive, Inc.	3,705	1,349,806
GrowGeneration Corp. (a)	17,645	36,260
Guess?, Inc. (b)	7,662	130,177
Haverty Furniture Companies, Inc.	3,961	87,736
J. Jill, Inc.	2,027	48,466
Leslie's, Inc. (a)(b)	52,601	141,497
Lithia Motors, Inc. Class A (sub. vtg.)	7,567	2,515,044
MarineMax, Inc. (a)	5,545	161,526
Monro, Inc.	8,617	236,192
Murphy U.S.A., Inc.	5,281	2,579,504
National Vision Holdings, Inc. (a)	22,794	237,058
OneWater Marine, Inc. Class A (a)(b)	3,533	76,913
Penske Automotive Group, Inc.	5,284	795,612
Petco Health & Wellness Co., Inc. Class A (a)	23,643	100,956
PetMed Express, Inc. (a)	5,850	23,985
Revolve Group, Inc. (a)(b)	10,787	267,733
RH (a)	4,228	1,344,715
RumbleON, Inc. Class B (a)	4,990	25,150
Sally Beauty Holdings, Inc. (a)	29,015	377,195
Shoe Carnival, Inc.	5,107	175,017
Signet Jewelers Ltd.	12,629	1,157,827
Sleep Number Corp. (a)	6,137	84,077
Sonic Automotive, Inc. Class A (sub. vtg.)	4,109	233,104
Sportsman's Warehouse Holdings, Inc. (a)	9,678	25,260
Stitch Fix, Inc. (a)	26,842	84,687
The Buckle, Inc.	8,544	363,633
The Children's Place, Inc. (a)(b)	3,469	48,254
The ODP Corp. (a)	9,256	287,214
The RealReal, Inc. (a)(b)	25,623	74,307
thredUP, Inc. Class A (a)	23,784	14,663
Upbound Group, Inc.	13,701	400,617
Urban Outfitters, Inc. (a)	16,102	578,867
Valvoline, Inc. (a)	36,442	1,467,884
Victoria's Secret & Co. (a)	22,165	670,713
Warby Parker, Inc. (a)	25,051	424,113
Wayfair LLC Class A (a)(b)	27,757	1,188,832
Winmark Corp.	835	311,363
Zumiez, Inc. (a)	4,885	100,631
		50,824,541
Textiles, Apparel & Luxury Goods - 1.2%
Capri Holdings Ltd. (a)	33,301	657,362
Carter's, Inc.	10,199	557,885
Columbia Sportswear Co. (b)	9,288	747,405
Crocs, Inc. (a)	16,817	1,813,209
Figs, Inc. Class A (a)	36,804	230,025
G-III Apparel Group Ltd. (a)	11,190	338,833
Hanesbrands, Inc. (a)	99,415	690,934
Kontoor Brands, Inc.	14,211	1,216,888
Levi Strauss & Co. Class A	27,966	477,939
Movado Group, Inc.	4,478	82,709
Oxford Industries, Inc.	4,147	301,155
PVH Corp.	15,797	1,555,373
Ralph Lauren Corp. Class A	11,345	2,245,516
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	37,521	2,306,041
Steven Madden Ltd.	20,616	927,102
Tapestry, Inc.	65,162	3,091,937
Under Armour, Inc.:
Class A (sub. vtg.) (a)	34,716	296,822
Class C (non-vtg.) (a)	55,414	437,771
Vera Bradley, Inc. (a)(b)	6,456	32,345
VF Corp. (b)	93,570	1,937,835
Wolverine World Wide, Inc.	23,003	354,016
		20,299,102
TOTAL CONSUMER DISCRETIONARY		215,628,490
CONSUMER STAPLES - 3.8%
Beverages - 0.6%
Boston Beer Co., Inc. Class A (a)	2,493	725,638
Brown-Forman Corp. Class B (non-vtg.)	51,680	2,275,470
Celsius Holdings, Inc. (a)	44,212	1,329,897
Coca-Cola Consolidated, Inc.	1,670	1,877,514
Duckhorn Portfolio, Inc. (a)	14,026	153,725
MGP Ingredients, Inc. (b)	3,974	190,911
Molson Coors Beverage Co. Class B	49,687	2,706,451
National Beverage Corp.	6,767	305,801
The Vita Coco Co., Inc. (a)	11,112	329,026
		9,894,433
Consumer Staples Distribution & Retail - 1.4%
Albertsons Companies, Inc.	113,961	2,062,694
Andersons, Inc.	9,243	419,632
BJ's Wholesale Club Holdings, Inc. (a)	37,566	3,182,967
Blue Apron Holdings, Inc.:
warrants 11/4/28 (a)(c)	2,335	0
warrants 11/4/28 (a)(c)	2,335	0
warrants 11/4/28 (a)(c)	2,335	0
Casey's General Stores, Inc.	10,509	4,140,756
Chefs' Warehouse Holdings (a)	9,855	393,412
Grocery Outlet Holding Corp. (a)	27,653	395,438
Ingles Markets, Inc. Class A	4,082	260,677
Performance Food Group Co. (a)	44,140	3,586,375
PriceSmart, Inc.	7,130	592,360
SpartanNash Co.	9,444	198,702
Sprouts Farmers Market LLC (a)	28,362	3,642,532
U.S. Foods Holding Corp. (a)	69,264	4,270,126
United Natural Foods, Inc. (a)	16,801	341,732
Weis Markets, Inc.	4,745	298,413
		23,785,816
Food Products - 1.2%
B&G Foods, Inc.	22,870	194,852
Beyond Meat, Inc. (a)(b)	18,401	112,062
BRC, Inc. Class A (a)	12,496	39,112
Cal-Maine Foods, Inc.	11,546	1,013,508
Calavo Growers, Inc.	4,697	124,846
Campbell Soup Co.	55,752	2,600,831
Darling Ingredients, Inc. (a)	44,993	1,759,676
Flowers Foods, Inc.	55,544	1,234,743
Fresh Del Monte Produce, Inc.	9,578	307,550
Freshpet, Inc. (a)	13,741	1,821,232
Hormel Foods Corp.	82,254	2,512,860
Ingredion, Inc.	18,449	2,449,289
J&J Snack Foods Corp.	4,404	722,784
John B. Sanfilippo & Son, Inc.	2,548	210,235
Lancaster Colony Corp.	5,460	947,856
Mission Produce, Inc. (a)	12,330	145,494
Pilgrim's Pride Corp. (a)(b)	11,585	561,177
Post Holdings, Inc. (a)	13,402	1,463,632
Seaboard Corp.	69	190,855
Seneca Foods Corp. Class A (a)	1,342	82,976
The Hain Celestial Group, Inc. (a)	26,006	227,032
The Simply Good Foods Co. (a)	25,802	868,495
Tootsie Roll Industries, Inc.	4,684	136,632
TreeHouse Foods, Inc. (a)	13,187	479,743
Utz Brands, Inc. Class A	20,331	350,100
Vital Farms, Inc. (a)	8,580	297,554
Westrock Coffee Holdings (a)(b)	9,293	61,706
WK Kellogg Co.	18,748	311,779
		21,228,611
Household Products - 0.2%
Central Garden & Pet Co. (a)(b)	1,841	63,146
Central Garden & Pet Co. Class A (non-vtg.)	15,639	455,720
Energizer Holdings, Inc.	18,407	590,312
Reynolds Consumer Products, Inc.	15,471	416,943
Spectrum Brands Holdings, Inc.	7,911	708,984
WD-40 Co.	3,839	1,006,087
		3,241,192
Personal Care Products - 0.4%
BellRing Brands, Inc. (a)	36,556	2,406,481
Coty, Inc. Class A (a)	103,141	767,369
Edgewell Personal Care Co.	13,930	486,854
elf Beauty, Inc. (a)	15,965	1,680,316
Herbalife Ltd. (a)(b)	28,986	218,844
Interparfums, Inc.	5,080	615,036
MediFast, Inc.	2,925	53,762
Nu Skin Enterprises, Inc. Class A	13,855	85,762
Olaplex Holdings, Inc. (a)	31,684	56,398
The Beauty Health Co. Class A, (a)	22,147	35,767
The Honest Co., Inc. (a)	19,403	72,179
USANA Health Sciences, Inc. (a)	3,143	116,102
		6,594,870
Tobacco - 0.0%
Turning Point Brands, Inc.	5,153	243,376
Universal Corp.	6,968	354,811
		598,187
TOTAL CONSUMER STAPLES		65,343,109
ENERGY - 4.5%
Energy Equipment & Services - 1.2%
Archrock, Inc.	47,885	958,658
Atlas Energy Solutions, Inc.	17,130	335,234
Bristow Group, Inc. (a)	7,057	234,081
Cactus, Inc. Class A	18,870	1,118,802
Championx Corp.	54,162	1,528,452
Core Laboratories, Inc.	13,224	249,934
DMC Global, Inc. (a)	4,920	49,643
Expro Group Holdings NV (a)	30,928	394,332
Helix Energy Solutions Group, Inc. (a)	40,341	373,154
Helmerich & Payne, Inc.	27,932	938,515
Innovex International, Inc. (a)	9,809	139,190
KLX Energy Services Holdings, Inc. (a)(b)	3,990	17,636
Kodiak Gas Services, Inc.	7,575	241,491
Liberty Energy, Inc. Class A	46,916	800,856
Nabors Industries Ltd. (a)(b)	2,607	193,987
Newpark Resources, Inc. (a)	24,572	163,650
Noble Corp. PLC	38,707	1,237,850
NOV, Inc.	111,480	1,729,055
Oceaneering International, Inc. (a)	28,763	701,817
Oil States International, Inc. (a)	18,364	86,862
Patterson-UTI Energy, Inc.	101,049	775,046
ProPetro Holding Corp. (a)	22,555	155,855
Ranger Energy Services, Inc. Class A	4,056	52,647
RPC, Inc.	24,321	138,143
SEACOR Marine Holdings, Inc. (a)	7,015	47,702
Select Water Solutions, Inc. Class A	26,900	285,140
Solaris Oilfield Infrastructure, Inc. Class A	8,265	108,602
TechnipFMC PLC	121,349	3,238,805
TETRA Technologies, Inc. (a)	33,326	111,642
Tidewater, Inc. (a)	13,672	821,277
Transocean Ltd. (United States) (a)(b)	219,898	954,357
Valaris Ltd. (a)	18,832	952,899
Weatherford International PLC	20,703	1,635,537
		20,770,851
Oil, Gas & Consumable Fuels - 3.3%
Aemetis, Inc. (a)(b)	11,386	30,401
Amplify Energy Corp. (a)	10,517	69,623
Antero Midstream GP LP	95,978	1,379,204
Antero Resources Corp. (a)	82,854	2,144,262
APA Corp.	104,802	2,473,327
Ardmore Shipping Corp.	10,823	152,713
Berry Corp.	22,113	111,007
California Resources Corp.	19,752	1,026,511
Centrus Energy Corp. Class A (a)	4,056	421,053
Chord Energy Corp.	17,593	2,200,884
Civitas Resources, Inc.	25,693	1,253,561
Clean Energy Fuels Corp. (a)	50,054	141,653
CNX Resources Corp. (a)	42,942	1,461,316
Comstock Resources, Inc. (b)	25,740	297,554
CONSOL Energy, Inc.	7,601	843,103
Crescent Energy, Inc. Class A	43,568	541,550
CVR Energy, Inc.	9,734	154,771
Delek U.S. Holdings, Inc.	18,312	286,949
Dorian LPG Ltd.	10,308	297,386
DT Midstream, Inc.	27,642	2,491,926
EQT Corp.	168,302	6,149,755
Evolution Petroleum Corp.	9,327	48,034
Excelerate Energy, Inc.	5,251	125,394
Expand Energy Corp.	58,514	4,957,306
FutureFuel Corp.	7,302	44,104
Gevo, Inc. (a)(b)	66,957	156,010
Granite Ridge Resources, Inc.	16,033	95,076
Green Plains, Inc. (a)(b)	18,678	228,432
Gulfport Energy Corp. (a)	3,625	501,845
Hallador Energy Co. (a)	9,197	91,326
HF Sinclair Corp.	45,994	1,775,828
International Seaways, Inc.	11,620	505,935
Kinetik Holdings, Inc.	10,726	522,034
Kosmos Energy Ltd. (a)	133,671	502,603
Magnolia Oil & Gas Corp. Class A	53,579	1,354,477
Matador Resources Co.	32,949	1,716,972
Murphy Oil Corp.	40,299	1,268,613
New Fortress Energy, Inc. Class A (b)	19,130	160,883
Nextdecade Corp. (a)(b)	38,935	227,380
Northern Oil & Gas, Inc.	28,335	1,027,144
Par Pacific Holdings, Inc. (a)	15,989	247,030
PBF Energy, Inc. Class A	28,234	805,234
Peabody Energy Corp.	35,717	938,286
Permian Resource Corp. Class A	180,119	2,455,022
Range Resources Corp.	68,692	2,062,821
Rex American Resources Corp. (a)	4,460	199,496
Riley Exploration Permian, Inc.	2,681	71,610
Ring Energy, Inc. (a)	32,559	48,187
SandRidge Energy, Inc.	9,352	103,714
Scorpio Tankers, Inc.	12,080	703,902
Sitio Royalties Corp. Class A	23,155	516,125
SM Energy Co.	32,441	1,361,549
Talos Energy, Inc. (a)	35,296	360,725
Teekay Corp. Ltd.	17,696	148,116
Teekay Tankers Ltd.	7,110	339,005
Texas Pacific Land Corp.	5,338	6,224,108
Uranium Energy Corp. (a)(b)	116,729	866,129
VAALCO Energy, Inc.	30,832	164,643
Vital Energy, Inc. (a)(b)	7,480	203,980
Vitesse Energy, Inc. (b)	7,056	175,483
W&T Offshore, Inc. (b)	27,907	59,442
World Kinect Corp.	16,976	443,922
		57,736,434
TOTAL ENERGY		78,507,285
FINANCIALS - 17.5%
Banks - 6.0%
1st Source Corp.	4,777	282,942
Amalgamated Financial Corp.	5,957	197,564
Amerant Bancorp, Inc. Class A	9,878	210,599
Ameris Bancorp	18,332	1,136,401
Arrow Financial Corp.	4,070	116,158
Associated Banc-Corp.	41,893	994,540
Atlantic Union Bankshares Corp.	25,373	959,099
Axos Financial, Inc. (a)	15,336	1,038,554
Banc of California, Inc.	38,830	596,429
BancFirst Corp.	5,613	610,189
Bancorp, Inc., Delaware (a)	13,867	696,955
Bank First National Corp.	2,546	234,257
Bank of Hawaii Corp.	11,221	810,493
Bank OZK	29,831	1,305,106
BankUnited, Inc.	21,121	746,416
Banner Corp.	9,735	623,429
Berkshire Hills Bancorp, Inc.	12,204	332,315
BOK Financial Corp.	6,349	674,454
Brookline Bancorp, Inc., Delaware	25,533	287,246
Byline Bancorp, Inc.	7,027	189,097
Cadence Bank	51,640	1,726,325
Camden National Corp.	4,103	172,121
Capitol Federal Financial, Inc.	34,595	222,965
Cathay General Bancorp	20,397	937,854
Central Pacific Financial Corp.	7,988	215,197
City Holding Co.	4,235	493,801
Coastal Financial Corp. of Washington (a)	3,141	197,852
Columbia Banking Systems, Inc.	59,312	1,690,985
Columbia Financial, Inc. (a)	7,876	134,522
Comerica, Inc.	37,542	2,391,801
Commerce Bancshares, Inc.	33,224	2,076,500
Community Bank System, Inc.	14,871	909,213
Community Trust Bancorp, Inc.	4,453	230,665
ConnectOne Bancorp, Inc.	10,381	251,635
CrossFirst Bankshares, Inc. (a)	12,261	192,498
Cullen/Frost Bankers, Inc.	18,114	2,306,818
Customers Bancorp, Inc. (a)	8,232	379,742
CVB Financial Corp.	37,009	719,085
Dime Community Bancshares, Inc.	10,226	307,496
Eagle Bancorp, Inc.	8,788	230,333
East West Bancorp, Inc.	39,253	3,826,775
Eastern Bankshares, Inc.	54,242	885,772
Enterprise Financial Services Corp.	10,598	558,727
Equity Bancshares, Inc.	3,814	162,057
Esquire Financial Holdings, Inc.	1,822	121,309
FB Financial Corp.	9,934	488,753
First Bancorp, North Carolina	11,692	487,556
First Bancorp, Puerto Rico	46,168	890,119
First Bancshares, Inc.	7,834	262,204
First Busey Corp.	15,292	371,749
First Commonwealth Financial Corp.	28,859	474,442
First Financial Bancorp, Ohio	26,962	689,688
First Financial Bankshares, Inc.	36,436	1,316,797
First Financial Corp., Indiana	2,977	127,892
First Foundation, Inc.	17,801	119,801
First Hawaiian, Inc.	36,124	893,708
First Horizon National Corp.	151,651	2,628,112
First Interstate Bancsystem, Inc. Class A	24,128	743,142
First Merchants Corp.	16,538	612,733
First Mid-Illinois Bancshares, Inc.	5,780	220,507
First of Long Island Corp.	6,102	76,733
Flagstar Financial, Inc.	84,271	852,823
Flushing Financial Corp.	8,357	130,996
FNB Corp., Pennsylvania	101,602	1,473,229
Fulton Financial Corp.	51,427	931,343
German American Bancorp, Inc.	8,528	345,299
Glacier Bancorp, Inc.	32,091	1,673,546
Great Southern Bancorp, Inc.	2,545	144,276
Hancock Whitney Corp.	24,437	1,272,679
Hanmi Financial Corp.	8,457	193,412
HarborOne Bancorp, Inc.	11,047	131,128
Heartland Financial U.S.A., Inc.	12,164	723,758
Heritage Commerce Corp.	17,543	170,343
Heritage Financial Corp., Washington	9,872	226,957
Hilltop Holdings, Inc.	12,899	395,096
Hingham Institution for Savings	522	132,337
Home Bancshares, Inc.	52,505	1,432,861
HomeStreet, Inc.	5,347	48,417
Hope Bancorp, Inc.	34,101	422,511
Horizon Bancorp, Inc. Indiana	12,351	197,863
Independent Bank Corp.	5,958	195,303
Independent Bank Corp.	12,005	755,115
Independent Bank Group, Inc.	10,210	595,856
International Bancshares Corp.	15,147	927,905
Kearny Financial Corp.	15,632	109,268
Lakeland Financial Corp.	7,220	469,805
Live Oak Bancshares, Inc.	9,645	383,003
Mercantile Bank Corp.	4,552	195,099
Metropolitan Bank Holding Corp. (a)	2,758	147,553
Midland States Bancorp, Inc.	6,288	156,005
National Bank Holdings Corp. Class A	10,732	482,511
NBT Bancorp, Inc.	13,333	593,052
Nicolet Bankshares, Inc.	3,798	386,219
Northfield Bancorp, Inc.	10,567	124,374
Northwest Bancshares, Inc.	36,461	484,567
OceanFirst Financial Corp.	16,515	300,573
OFG Bancorp	13,200	531,564
Old National Bancorp, Indiana	90,328	1,739,717
Old Second Bancorp, Inc.	12,651	207,729
Origin Bancorp, Inc.	8,257	259,187
Pacific Premier Bancorp, Inc.	27,250	695,148
Park National Corp.	4,161	718,938
Pathward Financial, Inc.	7,077	500,769
Peapack-Gladstone Financial Corp.	4,424	142,187
Peoples Bancorp, Inc.	9,805	301,798
Pinnacle Financial Partners, Inc.	21,665	2,284,574
Popular, Inc.	20,482	1,827,609
Preferred Bank, Los Angeles	3,554	299,851
Premier Financial Corp.	10,501	258,955
Prosperity Bancshares, Inc.	26,943	1,972,228
Provident Financial Services, Inc.	36,888	689,068
QCR Holdings, Inc.	4,850	383,635
Renasant Corp.	17,948	612,206
S&T Bancorp, Inc.	10,854	412,235
Sandy Spring Bancorp, Inc.	12,769	429,549
Seacoast Banking Corp., Florida	24,176	645,499
ServisFirst Bancshares, Inc.	14,217	1,182,001
Simmons First National Corp. Class A	35,498	823,554
Southside Bancshares, Inc.	8,144	263,866
Southstate Corp.	21,587	2,105,380
Stellar Bancorp, Inc.	13,575	369,512
Stock Yards Bancorp, Inc.	7,671	494,626
Synovus Financial Corp.	40,769	2,033,150
Texas Capital Bancshares, Inc. (a)	13,048	1,004,044
TFS Financial Corp.	14,486	186,145
Tompkins Financial Corp.	3,634	234,538
TowneBank	19,548	635,701
Trico Bancshares	9,330	398,671
Triumph Bancorp, Inc. (a)	6,197	547,629
Trustco Bank Corp., New York	5,343	176,212
Trustmark Corp.	17,348	602,323
UMB Financial Corp.	12,568	1,379,087
United Bankshares, Inc., West Virginia	38,139	1,437,078
United Community Bank, Inc.	33,710	959,387
Univest Corp. of Pennsylvania	8,395	233,633
Valley National Bancorp	120,908	1,144,999
Veritex Holdings, Inc.	15,393	415,611
WaFd, Inc.	22,949	779,807
Washington Trust Bancorp, Inc.	4,762	162,527
Webster Financial Corp.	48,519	2,513,284
WesBanco, Inc.	16,786	527,920
Westamerica Bancorp.	7,517	387,276
Western Alliance Bancorp.	30,899	2,571,106
Wintrust Financial Corp.	18,826	2,181,745
WSFS Financial Corp.	16,781	825,122
Zions Bancorporation NA	41,804	2,176,316
		104,658,005
Capital Markets - 3.7%
Affiliated Managers Group, Inc.	8,443	1,637,098
Artisan Partners Asset Management, Inc. Class A,	19,801	873,224
B. Riley Financial, Inc. (b)	4,710	27,765
BGC Group, Inc. Class A	107,119	1,003,705
Blue Owl Capital, Inc. Class A	146,284	3,270,910
Bridge Investment Group Holdings, Inc.	10,438	113,565
BrightSphere Investment Group, Inc.	7,793	205,657
Carlyle Group LP	59,516	2,977,585
Cohen & Steers, Inc.	7,648	755,393
Diamond Hill Investment Group, Inc.	797	120,283
Digitalbridge Group, Inc. Class A	44,238	694,094
Donnelley Financial Solutions, Inc. (a)	7,579	442,159
Ellington Residential Mortgage REIT	6,324	41,359
Evercore, Inc. Class A	10,104	2,669,174
Federated Hermes, Inc. Class B	22,260	893,294
Forge Global Holdings, Inc. Class A (a)	32,265	37,427
Franklin Resources, Inc.	87,220	1,811,559
GCM Grosvenor, Inc. Class A	12,745	147,077
Hamilton Lane, Inc. Class A	11,492	2,064,423
Houlihan Lokey Class A	15,067	2,603,126
Interactive Brokers Group, Inc.	30,853	4,707,551
Invesco Ltd.	127,163	2,205,006
Janus Henderson Group PLC	36,087	1,490,754
Jefferies Financial Group, Inc.	45,954	2,940,137
Lazard, Inc. Class A	31,922	1,691,547
MarketAxess Holdings, Inc.	10,690	3,093,900
Moelis & Co. Class A	19,932	1,323,485
Morningstar, Inc.	7,642	2,506,958
Open Lending Corp. (a)	28,870	161,672
Oppenheimer Holdings, Inc. Class A (non-vtg.)	1,686	95,141
P10, Inc. Class A	12,203	134,843
Perella Weinberg Partners Class A	14,903	301,488
Piper Sandler Cos.	4,502	1,276,947
PJT Partners, Inc. Class A (b)	6,758	939,092
Robinhood Markets, Inc. (a)	200,933	4,719,916
SEI Investments Co.	28,045	2,096,644
StepStone Group, Inc. Class A	17,761	1,067,969
Stifel Financial Corp.	29,065	3,011,715
StoneX Group, Inc. (a)	7,948	715,638
TPG, Inc. Class A	24,848	1,681,713
Tradeweb Markets, Inc. Class A	32,957	4,185,539
Victory Capital Holdings, Inc.	12,889	772,438
Virtu Financial, Inc. Class A	23,195	718,117
Virtus Investment Partners, Inc.	1,873	405,261
WisdomTree Investments, Inc.	33,850	350,348
		64,982,696
Consumer Finance - 0.9%
Ally Financial, Inc.	77,652	2,721,703
Bread Financial Holdings, Inc.	14,064	701,090
Credit Acceptance Corp. (a)	1,781	756,925
Encore Capital Group, Inc. (a)(b)	6,637	303,178
Enova International, Inc. (a)	7,487	650,695
EZCORP, Inc. (non-vtg.) Class A (a)	14,889	171,075
FirstCash Holdings, Inc.	11,024	1,140,653
Green Dot Corp. Class A (a)	15,241	173,138
LendingClub Corp. (a)	32,099	455,164
LendingTree, Inc. (a)	3,190	181,926
MoneyLion, Inc. Class A (a)	1,803	77,475
Navient Corp.	21,837	310,741
Nelnet, Inc. Class A	4,914	553,808
NerdWallet, Inc. (a)	11,491	168,803
OneMain Holdings, Inc.	34,031	1,690,320
PRA Group, Inc. (a)	11,213	226,054
PROG Holdings, Inc.	11,987	523,472
SLM Corp.	61,751	1,360,375
SoFi Technologies, Inc. Class A (a)(b)	301,584	3,368,693
Upstart Holdings, Inc. (a)(b)	22,042	1,073,005
World Acceptance Corp. (a)(b)	938	107,026
		16,715,319
Financial Services - 2.4%
Affirm Holdings, Inc. Class A, (a)	67,976	2,980,748
AvidXchange Holdings, Inc. (a)	53,538	441,153
Cannae Holdings, Inc.	15,609	309,839
Cantaloupe, Inc. (a)	15,971	141,503
Cass Information Systems, Inc.	3,647	150,840
Corebridge Financial, Inc.	68,762	2,184,569
Enact Holdings, Inc.	8,680	295,901
Equitable Holdings, Inc.	90,707	4,112,655
Essent Group Ltd.	30,154	1,809,542
Euronet Worldwide, Inc. (a)	11,948	1,176,520
EVERTEC, Inc.	18,060	591,646
Federal Agricultural Mortgage Corp. Class C (non-vtg.)	2,634	482,733
Flywire Corp. (a)	31,610	550,646
HA Sustainable Infrastructure Capital, Inc.	32,908	1,151,451
i3 Verticals, Inc. Class A (a)	6,073	139,618
International Money Express, Inc. (a)	8,678	152,646
Jackson Financial, Inc.	21,331	2,132,033
Marqeta, Inc. Class A (a)	117,488	664,982
Merchants Bancorp	7,805	288,317
MGIC Investment Corp.	73,487	1,840,114
Mr. Cooper Group, Inc. (a)	18,242	1,615,329
NCR Atleos Corp.	20,432	534,910
Newtekone, Inc.	6,685	87,440
NMI Holdings, Inc. (a)	22,671	876,914
Paymentus Holdings, Inc. Class A (a)	5,460	134,371
Payoneer Global, Inc. (a)	71,821	619,097
PennyMac Financial Services, Inc.	8,978	894,927
Radian Group, Inc.	42,548	1,485,351
Remitly Global, Inc. (a)	41,362	743,689
Repay Holdings Corp. (a)	20,791	165,392
Rocket Companies, Inc. Class A (a)	37,120	597,632
Sezzle, Inc. (a)	715	153,482
Shift4 Payments, Inc. Class A (a)(b)	18,468	1,670,246
The Western Union Co.	95,422	1,026,741
Toast, Inc. (a)(b)	114,899	3,450,417
UWM Holdings Corp. Class A	27,537	177,338
Voya Financial, Inc.	27,836	2,235,231
Walker & Dunlop, Inc.	9,082	993,298
WEX, Inc. (a)	11,635	2,008,201
		41,067,462
Insurance - 3.6%
AMBAC Financial Group, Inc. (a)	12,896	145,854
American Coastal Insurance Cor (a)	6,383	77,553
American Financial Group, Inc.	20,418	2,632,493
Amerisafe, Inc.	5,359	289,654
Assurant, Inc.	14,660	2,810,322
Assured Guaranty Ltd.	13,972	1,166,103
Axis Capital Holdings Ltd.	21,687	1,697,225
Brighthouse Financial, Inc. (a)	17,132	810,344
CNO Financial Group, Inc.	29,926	1,029,454
eHealth, Inc. (a)	7,751	38,988
Employers Holdings, Inc.	7,008	341,430
Enstar Group Ltd. (a)	3,526	1,137,135
Erie Indemnity Co. Class A	7,066	3,171,503
First American Financial Corp.	29,081	1,865,546
Genworth Financial, Inc. Class A (a)	121,770	820,730
Globe Life, Inc.	25,437	2,686,147
Goosehead Insurance Class A (a)(b)	6,853	746,292
Hanover Insurance Group, Inc.	10,179	1,509,851
HCI Group, Inc.	2,391	270,924
Hippo Holdings, Inc. (a)(b)	5,300	117,501
Horace Mann Educators Corp.	11,475	427,329
James River Group Holdings Ltd.	10,409	64,744
Kemper Corp.	17,086	1,063,945
Kinsale Capital Group, Inc.	6,265	2,682,109
Lemonade, Inc. (a)(b)	15,472	367,769
Lincoln National Corp.	48,118	1,672,101
Loews Corp.	51,543	4,069,835
MBIA, Inc.	12,043	47,449
Mercury General Corp.	7,537	509,727
Old Republic International Corp.	67,232	2,348,414
Oscar Health, Inc. Class A (a)	54,973	923,546
Palomar Holdings, Inc. (a)	7,435	667,440
Primerica, Inc.	9,582	2,652,393
ProAssurance Corp. (a)	14,399	214,401
Reinsurance Group of America, Inc.	18,650	3,936,642
RenaissanceRe Holdings Ltd.	14,767	3,874,861
RLI Corp.	11,802	1,840,758
Root, Inc. (a)	2,332	159,485
Ryan Specialty Group Holdings, Inc. Class A	28,964	1,907,859
Safety Insurance Group, Inc.	4,180	327,148
Selective Insurance Group, Inc.	17,214	1,563,375
Siriuspoint Ltd. (a)	27,616	362,874
Skyward Specialty Insurance Group, Inc. (a)	9,334	412,656
Stewart Information Services Corp.	7,839	539,323
The Baldwin Insurance Group, Inc. Class A, (a)	18,923	875,378
Tiptree, Inc.	6,060	123,685
Trupanion, Inc. (a)	9,438	517,014
United Fire Group, Inc.	5,906	115,994
Universal Insurance Holdings, Inc.	7,584	151,225
Unum Group	48,338	3,102,333
White Mountains Insurance Group Ltd.	717	1,288,549
		62,175,410
Mortgage Real Estate Investment Trusts - 0.9%
AGNC Investment Corp.	221,869	2,065,600
Annaly Capital Management, Inc.	141,923	2,697,956
Apollo Commercial Real Estate Finance, Inc.	36,219	321,987
Arbor Realty Trust, Inc. (b)	53,482	788,325
Ares Commercial Real Estate Corp.	15,441	98,050
Armour Residential REIT, Inc.	14,126	264,863
Blackstone Mortgage Trust, Inc. (b)	49,246	896,770
BrightSpire Capital, Inc.	37,462	227,769
Chimera Investment Corp.	22,783	344,023
Claros Mortgage Trust, Inc.	32,281	203,047
Dynex Capital, Inc.	21,283	259,865
Ellington Financial LLC	24,998	302,226
Franklin BSP Realty Trust, Inc.	23,599	307,023
Granite Point Mortgage Trust, Inc.	14,561	43,392
Invesco Mortgage Capital, Inc.	15,626	126,102
KKR Real Estate Finance Trust, Inc.	17,071	197,853
Ladder Capital Corp. Class A	32,030	365,462
MFA Financial, Inc.	29,220	359,114
New York Mortgage Trust, Inc.	25,529	147,302
Orchid Island Capital, Inc.	20,100	152,157
PennyMac Mortgage Investment Trust	25,317	341,273
Ready Capital Corp.	47,793	327,382
Redwood Trust, Inc.	37,713	276,059
Rithm Capital Corp.	148,155	1,568,961
Starwood Property Trust, Inc.	90,624	1,788,918
TPG RE Finance Trust, Inc.	18,823	165,831
Two Harbors Investment Corp.	30,717	353,246
		14,990,556
TOTAL FINANCIALS		304,589,448
HEALTH CARE - 12.3%
Biotechnology - 5.4%
2seventy bio, Inc. (a)(b)	14,659	63,620
4D Molecular Therapeutics, Inc. (a)	10,929	87,541
89Bio, Inc. (a)	25,693	199,892
Absci Corp. (a)(b)	23,639	90,774
ACADIA Pharmaceuticals, Inc. (a)	35,150	512,839
Acelyrin, Inc. (a)	20,096	114,145
Actinium Pharmaceuticals, Inc. (a)	8,490	15,282
Acumen Pharmaceuticals, Inc. (a)	7,593	21,868
Adicet Bio, Inc. (a)	16,066	20,564
ADMA Biologics, Inc. (a)	66,030	1,076,949
Adverum Biotechnologies, Inc. (a)	5,093	37,153
Agenus, Inc. (a)(b)	5,322	22,352
Agios Pharmaceuticals, Inc. (a)	16,104	715,501
Akebia Therapeutics, Inc. (a)	53,138	88,209
Akero Therapeutics, Inc. (a)	17,904	551,980
Aldeyra Therapeutics, Inc. (a)	13,547	71,257
Alector, Inc. (a)	23,095	113,627
Alkermes PLC (a)	46,621	1,198,160
Allogene Therapeutics, Inc. (a)(b)	43,426	110,953
Altimmune, Inc. (a)(b)	19,986	134,706
ALX Oncology Holdings, Inc. (a)	8,055	11,519
Amicus Therapeutics, Inc. (a)	75,408	861,159
AnaptysBio, Inc. (a)	5,526	119,527
Anavex Life Sciences Corp. (a)(b)	23,909	158,278
Anika Therapeutics, Inc. (a)	4,266	72,991
Annexon, Inc. (a)	24,511	179,421
Apellis Pharmaceuticals, Inc. (a)	29,593	806,705
Apogee Therapeutics, Inc. (a)	9,190	478,248
Arbutus Biopharma Corp. (a)	42,211	162,301
Arcellx, Inc. (a)	10,962	923,768
Arcturus Therapeutics Holdings, Inc. (a)	6,956	123,330
Arcus Biosciences, Inc. (a)	15,231	233,034
Arcutis Biotherapeutics, Inc. (a)(b)	30,279	251,618
Ardelyx, Inc. (a)	67,717	397,499
Arrowhead Pharmaceuticals, Inc. (a)	35,137	675,685
Ars Pharmaceuticals, Inc. (a)(b)	14,922	219,652
Astria Therapeutics, Inc. (a)	10,109	113,019
Aura Biosciences, Inc. (a)	10,279	107,313
Avid Bioservices, Inc. (a)	18,431	183,573
Avidity Biosciences, Inc. (a)	33,176	1,402,018
Avita Medical, Inc. (a)(b)	7,239	73,114
Beam Therapeutics, Inc. (a)	20,813	456,013
BioCryst Pharmaceuticals, Inc. (a)	58,434	468,056
Biohaven Ltd. (a)	23,444	1,166,573
Biomea Fusion, Inc. (a)	6,657	62,376
bluebird bio, Inc. (a)(b)	54,653	25,359
Blueprint Medicines Corp. (a)	17,908	1,567,129
BridgeBio Pharma, Inc. (a)	41,455	970,462
C4 Therapeutics, Inc. (a)	16,020	85,387
Cabaletta Bio, Inc. (a)	13,701	48,639
CareDx, Inc. (a)	14,989	331,707
Cargo Therapeutics, Inc. (a)	10,252	199,914
Caribou Biosciences, Inc. (a)	24,405	47,834
Carisma Therapeutics, Inc. rights (a)(c)	47,241	0
Cartesian Therapeutics, Inc. rights (a)(c)	31,759	13,656
Catalyst Pharmaceutical Partners, Inc. (a)	31,683	690,689
Celcuity, Inc. (a)	7,581	117,506
Celldex Therapeutics, Inc. (a)	18,752	488,677
Cogent Biosciences, Inc. (a)	29,075	334,072
Coherus BioSciences, Inc. (a)(b)	29,574	22,033
Crinetics Pharmaceuticals, Inc. (a)	22,669	1,268,557
CRISPR Therapeutics AG (a)(b)	24,083	1,117,210
Cullinan Oncology, Inc. (a)	14,768	229,642
Cytokinetics, Inc. (a)(b)	33,250	1,695,750
Day One Biopharmaceuticals, Inc. (a)(b)	18,867	277,722
Denali Therapeutics, Inc. (a)	34,859	904,940
Disc Medicine, Inc. (a)	5,619	251,844
Dynavax Technologies Corp. (a)	34,412	407,782
Dyne Therapeutics, Inc. (a)	22,186	640,288
Editas Medicine, Inc. (a)(b)	23,561	68,327
Emergent BioSolutions, Inc. (a)	15,251	138,174
Enanta Pharmaceuticals, Inc. (a)	5,644	63,467
Erasca, Inc. (a)(b)	60,634	157,042
Exelixis, Inc. (a)	80,780	2,681,896
Fate Therapeutics, Inc. (a)	27,271	64,632
Geron Corp. (a)	148,331	609,640
Gossamer Bio, Inc. (a)	57,036	50,078
Halozyme Therapeutics, Inc. (a)	35,865	1,813,693
Heron Therapeutics, Inc. (a)(b)	42,281	73,569
Humacyte, Inc. Class A (a)(b)	25,258	127,553
Ideaya Biosciences, Inc. (a)	23,908	673,010
IGM Biosciences, Inc. (a)(b)	5,482	93,961
ImmunityBio, Inc. (a)(b)	46,260	241,015
Immunovant, Inc. (a)	18,615	544,675
Incyte Corp. (a)	45,270	3,355,412
Inhibrx Biosciences, Inc.	2,744	43,986
Inovio Pharmaceuticals, Inc. (a)(b)	7,305	38,570
Inozyme Pharma, Inc. (a)	12,684	54,414
Insmed, Inc. (a)	48,646	3,272,903
Intellia Therapeutics, Inc. (a)	28,666	407,631
Ionis Pharmaceuticals, Inc. (a)	44,584	1,711,580
Iovance Biotherapeutics, Inc. (a)	63,570	663,671
Ironwood Pharmaceuticals, Inc. Class A (a)	40,433	159,710
iTeos Therapeutics, Inc. (a)	7,803	65,935
Janux Therapeutics, Inc. (a)	7,689	415,129
Kalvista Pharmaceuticals, Inc. (a)(b)	9,160	94,073
Karyopharm Therapeutics, Inc. (a)	31,169	30,851
Keros Therapeutics, Inc. (a)	9,133	530,079
Kiniksa Pharmaceuticals Intern (a)(b)	10,191	230,215
Kodiak Sciences, Inc. (a)	8,712	33,106
Krystal Biotech, Inc. (a)	7,158	1,234,970
Kura Oncology, Inc. (a)	22,164	370,582
Kymera Therapeutics, Inc. (a)	12,611	582,250
Larimar Therapeutics, Inc. (a)	9,025	74,231
Lexeo Therapeutics, Inc.	6,876	54,320
Lexicon Pharmaceuticals, Inc. (a)	50,872	99,200
Lyell Immunopharma, Inc. (a)	46,311	44,472
Macrogenics, Inc. (a)	17,830	65,258
Madrigal Pharmaceuticals, Inc. (a)(b)	4,793	1,243,017
MannKind Corp. (a)(b)	77,666	549,099
Mersana Therapeutics, Inc. (a)	28,800	52,128
MiMedx Group, Inc. (a)	33,248	227,749
Mineralys Therapeutics, Inc. (a)	6,304	84,348
Mirum Pharmaceuticals, Inc. (a)(b)	11,334	435,906
Myriad Genetics, Inc. (a)	25,716	564,723
Natera, Inc. (a)	35,034	4,237,713
Neurocrine Biosciences, Inc. (a)	28,592	3,438,760
Novavax, Inc. (a)(b)	45,311	435,439
Nurix Therapeutics, Inc. (a)	16,992	417,663
Nuvalent, Inc. Class A (a)	10,567	935,074
Ocugen, Inc. (a)(b)	81,854	74,569
Olema Pharmaceuticals, Inc. (a)	10,647	122,760
Omniab, Inc. (a)(c)	1,470	4,204
Omniab, Inc. (a)(c)	1,470	3,851
Organogenesis Holdings, Inc. Class A (a)	20,727	57,414
ORIC Pharmaceuticals, Inc. (a)	12,956	121,527
PDL BioPharma, Inc. (a)(c)	15,583	2,533
PDS Biotechnology Corp. (a)(b)	10,305	32,873
Poseida Therapeutics, Inc. (a)	19,676	46,632
Praxis Precision Medicines, Inc. (a)	4,681	327,623
Precigen, Inc. (a)	38,355	30,231
Prime Medicine, Inc. (a)(b)	14,922	57,897
Protagonist Therapeutics, Inc. (a)	16,716	766,261
Prothena Corp. PLC (a)	10,752	182,784
PTC Therapeutics, Inc. (a)	21,763	868,779
Puma Biotechnology, Inc. (a)	12,202	34,776
RAPT Therapeutics, Inc. (a)	7,874	16,693
Recursion Pharmaceuticals, Inc. Class A (a)(b)	66,931	423,004
REGENXBIO, Inc. (a)	12,754	109,557
Relay Therapeutics, Inc. (a)	35,768	201,553
Repligen Corp. (a)	14,751	1,980,617
Replimune Group, Inc. (a)	16,787	197,415
Revolution Medicines, Inc. (a)	44,470	2,379,145
Rhythm Pharmaceuticals, Inc. (a)	14,733	703,206
Rigel Pharmaceuticals, Inc. (a)	4,838	65,942
Rocket Pharmaceuticals, Inc. (a)	20,083	334,382
Roivant Sciences Ltd. (a)	123,724	1,429,012
Sage Therapeutics, Inc. (a)	14,899	90,586
Sana Biotechnology, Inc. (a)(b)	36,422	127,477
Sangamo Therapeutics, Inc. (a)(b)	53,006	90,110
Sarepta Therapeutics, Inc. (a)	26,999	3,401,874
Savara, Inc. (a)(b)	31,541	114,652
Scholar Rock Holding Corp. (a)	17,192	488,940
SpringWorks Therapeutics, Inc. (a)	20,978	632,067
Stoke Therapeutics, Inc. (a)	11,208	138,531
Summit Therapeutics, Inc. (a)(b)	38,969	724,434
Sutro Biopharma, Inc. (a)	20,541	66,758
Syndax Pharmaceuticals, Inc. (a)	24,052	453,621
Tango Therapeutics, Inc. (a)	18,433	100,183
Tenaya Therapeutics, Inc. (a)	13,722	26,346
TG Therapeutics, Inc. (a)(b)	37,815	947,644
Travere Therapeutics, Inc. (a)	19,259	337,033
Twist Bioscience Corp. (a)	16,597	669,855
Tyra Biosciences, Inc. (a)	5,910	98,579
Ultragenyx Pharmaceutical, Inc. (a)	26,159	1,333,847
uniQure B.V. (a)	13,040	74,589
United Therapeutics Corp. (a)	12,602	4,712,770
Vanda Pharmaceuticals, Inc. (a)	16,054	74,651
Vaxcyte, Inc. (a)	31,730	3,374,486
Vera Therapeutics, Inc. (a)	13,154	531,159
Veracyte, Inc. (a)	21,751	733,879
Vericel Corp. (a)	13,868	610,747
Verve Therapeutics, Inc. (a)(b)	18,930	108,469
Viking Therapeutics, Inc. (a)	31,375	2,275,943
Vir Biotechnology, Inc. (a)	25,834	193,497
Viridian Therapeutics, Inc. (a)	17,915	386,427
Voyager Therapeutics, Inc. (a)	12,125	82,814
X4 Pharmaceuticals, Inc. (a)	38,106	19,061
Xencor, Inc. (a)	17,822	374,440
Y-mAbs Therapeutics, Inc. (a)	9,531	138,295
Zentalis Pharmaceuticals, Inc. (a)	15,871	43,328
		94,498,192
Health Care Equipment & Supplies - 2.4%
Alphatec Holdings, Inc. (a)	28,000	219,800
Angiodynamics, Inc. (a)	11,424	76,427
Artivion, Inc. (a)	10,686	281,362
Atricure, Inc. (a)	13,851	459,576
Avanos Medical, Inc. (a)	13,409	250,480
AxoGen, Inc. (a)	12,683	177,562
Axonics, Inc. (a)	14,622	1,027,927
Butterfly Network, Inc. Class A (a)	46,410	82,610
Cerus Corp. (a)	51,560	80,949
CONMED Corp.	8,683	592,528
CVRx, Inc. (a)	3,055	40,082
Dentsply Sirona, Inc.	57,224	1,325,880
Embecta Corp.	16,662	234,601
Enovis Corp. (a)	15,719	648,723
Envista Holdings Corp. (a)	48,498	1,017,003
Glaukos Corp. (a)	15,548	2,056,223
Globus Medical, Inc. Class A (a)	32,000	2,353,280
Haemonetics Corp. (a)	14,469	1,029,614
ICU Medical, Inc. (a)	6,914	1,180,427
Inari Medical, Inc. (a)	14,172	685,925
Inogen, Inc. (a)	6,626	57,845
Inspire Medical Systems, Inc. (a)	8,446	1,647,308
Integer Holdings Corp. (a)	9,494	1,179,630
Integra LifeSciences Holdings Corp. (a)	18,819	353,044
IRadimed Corp.	2,365	116,524
iRhythm Technologies, Inc. (a)	8,829	639,573
Lantheus Holdings, Inc. (a)	19,664	2,159,894
LeMaitre Vascular, Inc.	5,857	517,700
LivaNova PLC (a)	15,349	792,315
Masimo Corp. (a)	12,500	1,800,125
Merit Medical Systems, Inc. (a)	16,496	1,627,495
Neogen Corp. (a)	55,758	796,224
Nevro Corp. (a)	10,514	57,932
Novocure Ltd. (a)	28,202	428,106
Omnicell, Inc. (a)	13,003	632,466
OraSure Technologies, Inc. (a)	21,470	87,276
Orthofix Medical, Inc. (a)	11,072	179,256
OrthoPediatrics Corp. (a)	4,475	118,722
Outset Medical, Inc. (a)(b)	14,561	8,300
Paragon 28, Inc. (a)(b)	10,240	54,272
Penumbra, Inc. (a)	10,997	2,516,883
PROCEPT BioRobotics Corp. (a)	14,580	1,312,200
Pulmonx Corp. (a)	11,182	69,888
QuidelOrtho Corp. (a)	16,338	621,661
RxSight, Inc. (a)	9,689	490,845
Semler Scientific, Inc. (a)(b)	1,513	44,452
Senseonics Holdings, Inc. (a)(b)	146,460	49,547
SI-BONE, Inc. (a)	10,674	147,301
Sight Sciences, Inc. (a)	8,862	44,310
Solventum Corp.	39,119	2,839,257
Staar Surgical Co. (a)	13,903	403,048
SurModics, Inc. (a)	4,019	150,793
Tactile Systems Technology, Inc. (a)	6,774	98,291
Tandem Diabetes Care, Inc. (a)	18,703	586,713
Teleflex, Inc.	13,339	2,681,939
TransMedics Group, Inc. (a)	9,449	774,535
Treace Medical Concepts, Inc. (a)	12,373	57,658
UFP Technologies, Inc. (a)	2,069	552,423
Utah Medical Products, Inc.	931	59,007
Varex Imaging Corp. (a)	11,426	150,023
Zimvie, Inc. (a)	8,007	110,216
Zynex, Inc. (a)(b)	5,350	46,171
		40,882,147
Health Care Providers & Services - 2.3%
23andMe Holding Co. Class A (a)(b)	4,574	21,269
Acadia Healthcare Co., Inc. (a)	26,271	1,121,509
Accolade, Inc. (a)	20,080	63,654
AdaptHealth Corp. (a)	29,853	307,187
Addus HomeCare Corp. (a)	5,084	632,551
agilon health, Inc. (a)	86,862	221,498
Alignment Healthcare, Inc. (a)	28,836	357,566
Amedisys, Inc. (a)	9,209	871,171
AMN Healthcare Services, Inc. (a)	10,722	406,793
Astrana Health, Inc. (a)	11,772	633,098
Brookdale Senior Living, Inc. (a)	55,120	345,602
Castle Biosciences, Inc. (a)	8,042	278,816
Chemed Corp.	4,262	2,302,503
Clover Health Investments Corp. (a)	115,517	475,930
Community Health Systems, Inc. (a)	34,199	138,506
Corvel Corp. (a)	2,580	768,376
Cross Country Healthcare, Inc. (a)	9,352	106,706
DaVita, Inc. (a)	13,068	1,827,037
DocGo, Inc. Class A (a)	24,228	85,040
Encompass Health Corp.	28,482	2,832,820
Enhabit Home Health & Hospice (a)	14,071	96,949
Fulgent Genetics, Inc. (a)	5,600	120,120
Guardant Health, Inc. (a)	34,783	761,052
HealthEquity, Inc. (a)	24,627	2,099,452
Henry Schein, Inc. (a)	35,842	2,517,184
Hims & Hers Health, Inc. Class A (a)(b)	53,719	1,011,529
LifeStance Health Group, Inc. (a)	36,761	246,666
Modivcare, Inc. (a)	3,477	56,223
National Healthcare Corp.	3,509	407,149
National Research Corp. Class A	4,185	75,874
NeoGenomics, Inc. (a)	36,193	491,863
Opko Health, Inc. (a)(b)	98,644	148,952
Option Care Health, Inc. (a)	48,406	1,115,274
Owens & Minor, Inc. (a)	21,219	269,693
Patterson Companies, Inc.	22,134	465,035
Pediatrix Medical Group, Inc. (a)	23,945	295,002
Pennant Group, Inc. (a)	8,819	281,943
Premier, Inc. Class A	29,459	593,599
Privia Health Group, Inc. (a)	29,028	532,954
Progyny, Inc. (a)	22,216	334,351
R1 RCM, Inc. (a)	44,202	630,321
RadNet, Inc. (a)	18,437	1,199,142
Select Medical Holdings Corp.	29,798	955,920
Surgery Partners, Inc. (a)	21,139	608,803
Talkspace, Inc. Class A (a)	38,424	120,267
Tenet Healthcare Corp. (a)	27,145	4,208,018
The Ensign Group, Inc.	16,047	2,487,125
U.S. Physical Therapy, Inc.	4,246	340,444
Universal Health Services, Inc. Class B	16,836	3,439,763
		39,708,299
Health Care Technology - 0.2%
American Well Corp. (a)	3,965	36,319
Certara, Inc. (a)	31,361	319,882
Definitive Healthcare Corp. (a)	14,148	58,714
Doximity, Inc. Class A (a)	35,360	1,475,926
Evolent Health, Inc. Class A (a)	30,269	706,781
GoodRx Holdings, Inc. (a)(b)	22,873	139,983
Health Catalyst, Inc. (a)	17,328	134,639
HealthStream, Inc.	6,897	201,634
MultiPlan Corp. Class A (a)(b)	1,830	16,397
OptimizeRx Corp. (a)	5,393	28,151
Phreesia, Inc. (a)	15,439	282,379
Schrodinger, Inc. (a)(b)	15,615	274,746
Simulations Plus, Inc.	4,498	122,436
Teladoc Health, Inc. (a)	48,254	434,286
TruBridge, Inc. (a)	3,347	42,942
		4,275,215
Life Sciences Tools & Services - 0.6%
10X Genomics, Inc. Class A (a)	30,099	482,487
Adaptive Biotechnologies Corp. (a)	32,823	158,863
Azenta, Inc. (a)	13,841	568,727
Bio-Rad Laboratories, Inc. Class A (a)	5,419	1,941,032
BioLife Solutions, Inc. (a)	10,267	240,248
Bruker Corp.	31,311	1,772,516
Codexis, Inc. (a)	19,322	60,671
CryoPort, Inc. (a)	14,532	96,783
Cytek Biosciences, Inc. (a)	30,278	149,725
Fortrea Holdings, Inc. (a)	25,324	425,950
Lifecore Biomedical (a)	6,797	38,607
Maravai LifeSciences Holdings, Inc. Class A (a)	33,645	249,309
MaxCyte, Inc. (a)	29,704	106,340
Medpace Holdings, Inc. (a)	7,205	2,263,955
Mesa Laboratories, Inc.	1,504	171,516
OmniAb, Inc. (a)(b)	27,350	111,862
Pacific Biosciences of California, Inc. (a)(b)	72,511	157,349
Quanterix Corp. (a)	9,739	128,701
Sotera Health Co. (a)	43,304	678,574
Standard BioTools, Inc. (a)	82,129	160,973
		9,964,188
Pharmaceuticals - 1.4%
Amneal Intermediate, Inc. Class A, (a)	42,053	356,189
Amphastar Pharmaceuticals, Inc. (a)	10,758	543,602
Amylyx Pharmaceuticals, Inc. (a)	14,648	79,099
ANI Pharmaceuticals, Inc. (a)	4,692	268,594
Arvinas Holding Co. LLC (a)	18,089	478,092
Assertio Holdings, Inc. (a)	27,236	28,053
Atea Pharmaceuticals, Inc. (a)	22,164	71,811
Axsome Therapeutics, Inc. (a)	11,426	1,017,257
Cassava Sciences, Inc. (a)(b)	12,766	329,427
Catalent, Inc. (a)	51,204	3,000,554
Collegium Pharmaceutical, Inc. (a)	9,134	311,835
Corcept Therapeutics, Inc. (a)	26,354	1,290,555
CorMedix, Inc. (a)(b)	16,065	161,534
Edgewise Therapeutics, Inc. (a)	16,464	552,696
Elanco Animal Health, Inc. (a)	139,937	1,768,804
Enliven Therapeutics, Inc. (a)(b)	8,295	231,016
Esperion Therapeutics, Inc. (a)	48,651	99,248
Evolus, Inc. (a)	14,084	229,851
Eyepoint Pharmaceuticals, Inc. (a)(b)	15,136	177,999
Fulcrum Therapeutics, Inc. (a)	14,215	44,919
Harmony Biosciences Holdings, Inc. (a)	8,591	276,029
Harrow, Inc. (a)	8,645	389,544
Innoviva, Inc. (a)(b)	15,842	309,870
Intra-Cellular Therapies, Inc. (a)	27,861	2,361,220
Jazz Pharmaceuticals PLC (a)	17,467	1,921,894
Ligand Pharmaceuticals, Inc. (a)	5,188	548,372
Liquidia Corp. (a)	12,185	132,207
Longboard Pharmaceuticals, Inc. (a)	8,833	527,507
Mind Medicine (MindMed), Inc. (a)	20,695	130,379
Nuvation Bio, Inc. Class A (a)	45,850	101,329
Ocular Therapeutix, Inc. (a)	35,837	377,364
Omeros Corp. (a)(b)	16,315	65,913
Organon & Co.	72,727	1,365,813
Pacira Biosciences, Inc. (a)	13,024	216,198
Perrigo Co. PLC	38,535	987,652
Phathom Pharmaceuticals, Inc. (a)(b)	9,984	171,226
Phibro Animal Health Corp. Class A	5,777	133,564
Pliant Therapeutics, Inc. (a)	15,305	215,341
Prestige Consumer Healthcare, Inc. (a)	14,042	1,035,598
Revance Therapeutics, Inc. (a)	25,268	149,081
Scilex Holding Co. (a)(h)	12,947	9,946
Scilex Holding Co. (a)(b)	32,055	30,782
scPharmaceuticals, Inc. (a)	6,562	27,232
SIGA Technologies, Inc. (b)	10,982	79,290
Supernus Pharmaceuticals, Inc. (a)	15,630	532,514
Tarsus Pharmaceuticals, Inc. (a)(b)	9,812	436,536
Terns Pharmaceuticals, Inc. (a)	12,348	84,707
Theravance Biopharma, Inc. (a)	9,487	78,173
Ventyx Biosciences, Inc. (a)(b)	15,869	34,277
Verrica Pharmaceuticals, Inc. (a)(b)	5,733	8,026
WAVE Life Sciences (a)	32,241	442,024
Xeris Biopharma Holdings, Inc. (a)	43,221	139,172
Xeris Biopharma Holdings, Inc. rights (a)(c)	12,393	0
Zevra Therapeutics, Inc. (a)	13,694	111,606
		24,471,521
TOTAL HEALTH CARE		213,799,562
INDUSTRIALS - 19.9%
Aerospace & Defense - 1.3%
AAR Corp. (a)	9,957	584,476
AeroVironment, Inc. (a)	7,934	1,705,493
AerSale Corp. (a)	8,120	42,792
Archer Aviation, Inc. Class A (a)(b)	60,689	191,170
Astronics Corp. (a)	8,328	144,824
BWX Technologies, Inc.	25,888	3,151,864
Cadre Holdings, Inc.	7,379	256,568
Curtiss-Wright Corp.	10,853	3,743,851
Ducommun, Inc. (a)	3,869	227,459
Hexcel Corp.	23,117	1,356,737
Huntington Ingalls Industries, Inc.	11,105	2,053,981
Kratos Defense & Security Solutions, Inc. (a)	42,755	971,394
Leonardo DRS, Inc. (a)	21,114	634,898
Mercury Systems, Inc. (a)	14,261	461,343
Moog, Inc. Class A	8,158	1,538,599
National Presto Industries, Inc.	1,491	107,248
Rocket Lab U.S.A., Inc. Class A (a)(b)	98,438	1,053,287
Spirit AeroSystems Holdings, Inc. Class A (a)	32,975	1,067,401
Triumph Group, Inc. (a)	22,124	306,196
V2X, Inc. (a)	3,377	208,023
Virgin Galactic Holdings, Inc. (a)(b)	7,478	49,130
Woodward, Inc.	16,897	2,772,629
		22,629,363
Air Freight & Logistics - 0.4%
Air Transport Services Group, Inc. (a)	14,494	249,877
C.H. Robinson Worldwide, Inc.	33,201	3,421,031
Forward Air Corp. (b)	5,390	190,429
GXO Logistics, Inc. (a)	33,811	2,022,236
Hub Group, Inc. Class A	17,425	756,071
		6,639,644
Building Products - 2.5%
A.O. Smith Corp.	33,966	2,550,847
AAON, Inc.	19,058	2,176,805
Advanced Drain Systems, Inc.	19,979	2,994,453
Allegion PLC	24,664	3,443,834
American Woodmark Corp. (a)	4,395	398,670
Apogee Enterprises, Inc.	6,219	465,430
Armstrong World Industries, Inc.	12,417	1,732,792
AZZ, Inc.	8,445	643,340
CSW Industrials, Inc.	4,713	1,664,160
Fortune Brands Innovations, Inc.	35,121	2,926,633
Gibraltar Industries, Inc. (a)	8,631	582,506
Griffon Corp.	11,562	727,019
Hayward Holdings, Inc. (a)	40,160	653,002
Insteel Industries, Inc.	5,558	149,899
Janus International Group, Inc. (a)	41,132	302,732
Jeld-Wen Holding, Inc. (a)	23,900	338,424
Lennox International, Inc.	9,078	5,470,130
MasterBrand, Inc. (a)	35,960	645,842
Owens Corning	24,621	4,352,747
Quanex Building Products Corp.	13,363	388,329
Resideo Technologies, Inc. (a)	41,402	814,377
Simpson Manufacturing Co. Ltd.	11,949	2,148,311
Tecnoglass, Inc.	6,277	430,163
The AZEK Co., Inc. Class A, (a)	40,989	1,803,516
Trex Co., Inc. (a)	30,782	2,180,905
UFP Industries, Inc.	17,259	2,111,466
Zurn Elkay Water Solutions Cor	40,565	1,464,397
		43,560,729
Commercial Services & Supplies - 1.6%
ABM Industries, Inc.	17,776	943,195
ACCO Brands Corp.	27,155	133,060
ACV Auctions, Inc. Class A (a)	42,872	741,257
Aris Water Solution, Inc. Class A	7,209	118,949
Brady Corp. Class A	12,493	888,752
BrightView Holdings, Inc. (a)	16,468	269,746
Casella Waste Systems, Inc. Class A (a)	17,454	1,708,398
CECO Environmental Corp. (a)	8,157	194,137
Cimpress PLC (a)	4,386	302,678
Clean Harbors, Inc. (a)	14,380	3,325,519
CoreCivic, Inc. (a)	31,180	430,596
Deluxe Corp.	12,901	242,023
Driven Brands Holdings, Inc. (a)	16,645	247,178
Ennis, Inc.	7,536	153,433
Enviri Corp. (a)	22,954	175,828
Healthcare Services Group, Inc. (a)	20,775	227,902
HNI Corp.	13,380	659,366
Interface, Inc.	17,010	297,165
Liquidity Services, Inc. (a)	6,469	139,601
Matthews International Corp. Class A	8,677	202,087
Millerknoll, Inc.	19,726	441,073
Montrose Environmental Group, Inc. (a)	9,102	240,020
MSA Safety, Inc.	11,144	1,849,347
OpenLane, Inc. (a)	30,358	479,656
Pitney Bowes, Inc.	44,742	322,590
Rollins, Inc.	79,579	3,751,354
Steelcase, Inc. Class A	26,541	319,288
Stericycle, Inc. (a)	26,297	1,616,477
Tetra Tech, Inc.	75,783	3,704,273
The Brink's Co.	12,508	1,285,697
The GEO Group, Inc. (a)	38,618	586,221
UniFirst Corp.	4,259	765,811
Vestis Corp.	32,357	437,467
Viad Corp. (a)	6,204	232,278
VSE Corp.	4,507	462,508
		27,894,930
Construction & Engineering - 2.1%
AECOM	37,963	4,054,448
Ameresco, Inc. Class A (a)	9,240	284,315
API Group Corp. (a)	68,495	2,338,419
Arcosa, Inc.	13,817	1,293,824
Argan, Inc.	3,593	474,420
Bowman Consulting Group Ltd. (a)	4,143	84,103
Comfort Systems U.S.A., Inc.	10,074	3,939,337
Construction Partners, Inc. Class A (a)	12,403	976,488
Dycom Industries, Inc. (a)	8,246	1,437,525
EMCOR Group, Inc.	13,220	5,897,045
Fluor Corp. (a)	48,517	2,536,469
Granite Construction, Inc.	12,420	1,043,901
Great Lakes Dredge & Dock Corp. (a)	19,097	218,279
IES Holdings, Inc. (a)	2,397	524,140
Limbach Holdings, Inc. (a)	2,920	221,832
MasTec, Inc. (a)	17,427	2,141,604
Matrix Service Co. (a)	6,798	76,342
MDU Resources Group, Inc.	57,672	1,663,837
MYR Group, Inc. (a)	4,673	612,163
Primoris Services Corp.	15,212	952,575
Sterling Construction Co., Inc. (a)	8,706	1,344,642
Tutor Perini Corp. (a)	12,354	320,216
Valmont Industries, Inc.	5,711	1,780,004
Willscot Holdings Corp. (a)	53,315	1,766,859
		35,982,787
Electrical Equipment - 1.4%
Acuity Brands, Inc.	8,718	2,621,415
Allient, Inc.	4,121	71,252
American Superconductor Corp. (a)	10,863	266,361
Array Technologies, Inc. (a)	40,838	266,672
Atkore, Inc.	10,146	870,121
Blink Charging Co. (a)(b)	25,353	50,199
Bloom Energy Corp. Class A (a)(b)	56,001	537,610
ChargePoint Holdings, Inc. Class A (a)(b)	110,362	132,434
Energy Vault Holdings, Inc. Class A (a)(b)	21,226	39,693
EnerSys	11,401	1,104,301
Enovix Corp. (a)(b)	42,397	381,785
Eos Energy Enterprises, Inc. (a)(b)	61,305	190,659
Fluence Energy, Inc. Class A (a)(b)	17,536	381,408
FuelCell Energy, Inc. (a)(b)	129,824	44,659
Generac Holdings, Inc. (a)	17,035	2,820,144
GrafTech International Ltd. (a)	56,572	96,172
LSI Industries, Inc.	7,893	129,129
Net Power, Inc. Class A (a)	10,107	91,165
Nextracker, Inc. Class A (a)(b)	40,610	1,617,090
NuScale Power Corp. Class A (a)(b)	24,143	462,097
nVent Electric PLC	47,076	3,510,457
Plug Power, Inc. (a)(b)	231,210	453,172
Powell Industries, Inc.	2,666	679,777
Preformed Line Products Co.	822	101,106
Regal Rexnord Corp.	18,839	3,137,447
Sensata Technologies PLC	42,674	1,465,425
Shoals Technologies Group, Inc. (a)	47,560	257,300
Stem, Inc. (a)(b)	42,542	16,060
Sunrun, Inc. (a)	63,268	914,223
Thermon Group Holdings, Inc. (a)	9,618	252,088
TPI Composites, Inc. (a)(b)	10,910	37,149
Vicor Corp. (a)	6,509	297,526
		23,296,096
Ground Transportation - 1.2%
ArcBest Corp.	6,739	702,069
Avis Budget Group, Inc. (b)	4,820	400,060
Covenant Transport Group, Inc. Class A	2,232	112,939
FTAI Infrastructure LLC	29,601	238,880
Heartland Express, Inc.	12,208	131,907
Hertz Global Holdings, Inc. (a)(b)	34,434	95,727
Knight-Swift Transportation Holdings, Inc.	45,800	2,385,264
Landstar System, Inc.	10,048	1,766,137
Lyft, Inc. (a)	102,272	1,326,468
Marten Transport Ltd.	16,447	254,600
Proficient Auto Logistics, Inc.	4,421	36,208
RXO, Inc. (a)	38,869	1,095,717
Ryder System, Inc.	12,261	1,793,539
Saia, Inc. (a)	7,530	3,679,233
Schneider National, Inc. Class B	13,305	376,265
U-Haul Holding Co. (a)(b)	2,748	201,511
U-Haul Holding Co. Class N	28,473	1,943,567
Werner Enterprises, Inc.	17,447	643,620
XPO, Inc. (a)	32,942	4,299,919
		21,483,630
Machinery - 4.5%
3D Systems Corp. (a)(b)	39,401	118,203
AGCO Corp.	17,523	1,749,496
Alamo Group, Inc.	2,934	497,430
Albany International Corp. Class A	8,816	598,783
Allison Transmission Holdings, Inc.	24,689	2,638,267
Astec Industries, Inc.	6,415	203,869
Atmus Filtration Technologies, Inc.	23,621	919,802
Barnes Group, Inc.	12,926	604,420
Blue Bird Corp. (a)	9,172	386,233
Chart Industries, Inc. (a)(b)	11,895	1,435,964
CNH Industrial NV Class A	247,735	2,782,064
Columbus McKinnon Corp. (NY Shares)	8,116	258,170
Crane Co.	13,783	2,167,790
Desktop Metal, Inc. (a)(b)	6,820	33,486
Donaldson Co., Inc.	34,139	2,497,609
Douglas Dynamics, Inc.	6,580	149,037
Energy Recovery, Inc. (a)	16,623	296,887
Enerpac Tool Group Corp. Class A	15,466	682,360
EnPro Industries, Inc.	5,934	864,050
ESAB Corp.	16,106	1,981,682
ESCO Technologies, Inc.	7,302	916,693
Federal Signal Corp.	17,337	1,414,179
Flowserve Corp.	37,160	1,956,102
Franklin Electric Co., Inc.	11,154	1,067,549
Gates Industrial Corp. PLC (a)	63,955	1,237,529
Gorman-Rupp Co.	5,849	216,121
Graco, Inc.	47,875	3,899,419
Graham Corp. (a)	2,869	80,389
Helios Technologies, Inc.	9,377	432,561
Hillenbrand, Inc.	19,809	545,738
Hillman Solutions Corp. Class A (a)	55,688	590,293
Hyliion Holdings Corp. Class A (a)(b)	37,987	90,789
Hyster-Yale Materials Handling, Inc. Class A	3,105	197,074
ITT, Inc.	23,161	3,245,319
John Bean Technologies Corp.	8,988	1,001,443
Kadant, Inc.	3,330	1,109,090
Kennametal, Inc.	21,943	555,597
Lincoln Electric Holdings, Inc.	16,045	3,089,625
Lindsay Corp.	3,083	369,035
Luxfer Holdings PLC sponsored	7,746	111,233
Manitowoc Co., Inc. (a)	9,823	91,747
Middleby Corp. (a)	15,215	1,973,386
Miller Industries, Inc.	3,396	222,913
Mueller Industries, Inc.	32,164	2,636,483
Mueller Water Products, Inc.	44,154	953,285
Nikola Corp. (a)(b)	11,582	45,517
Nordson Corp.	15,402	3,818,002
Oshkosh Corp.	18,424	1,883,670
Pentair PLC	46,868	4,645,556
Proto Labs, Inc. (a)	7,079	193,965
RBC Bearings, Inc. (a)	8,232	2,307,841
REV Group, Inc.	14,733	390,425
Shyft Group, Inc. (The)	8,844	114,264
Snap-On, Inc.	14,912	4,922,899
SPX Technologies, Inc. (a)	13,100	1,879,719
Standex International Corp.	3,360	617,837
Symbotic, Inc. (a)(b)	10,851	301,549
Tennant Co.	5,356	468,971
Terex Corp.	18,934	979,077
The Greenbrier Companies, Inc.	8,800	521,576
Timken Co.	18,029	1,496,407
Titan International, Inc. (a)	14,513	93,464
Toro Co.	29,404	2,366,434
Trinity Industries, Inc.	23,316	799,272
Wabash National Corp.	12,354	215,454
Watts Water Technologies, Inc. Class A	7,764	1,479,741
		78,410,834
Marine Transportation - 0.2%
Genco Shipping & Trading Ltd.	12,443	195,853
Kirby Corp. (a)	16,396	1,881,605
Matson, Inc.	9,506	1,472,384
Pangaea Logistics Solutions Ltd.	9,740	62,531
		3,612,373
Passenger Airlines - 0.4%
Alaska Air Group, Inc. (a)	35,660	1,708,471
Allegiant Travel Co.	4,198	272,912
American Airlines Group, Inc. (a)(b)	185,687	2,488,206
Blade Air Mobility, Inc. (a)	16,230	58,347
Frontier Group Holdings, Inc. (a)(b)	22,701	138,022
JetBlue Airways Corp. (a)	84,293	480,470
Joby Aviation, Inc. (a)(b)	123,442	592,522
SkyWest, Inc. (a)	11,334	1,078,997
Spirit Airlines, Inc. (b)	30,706	73,694
Sun Country Airlines Holdings, Inc. (a)	11,095	155,885
		7,047,526
Professional Services - 2.5%
Alight, Inc. Class A (a)	128,533	890,734
Asure Software, Inc. (a)(b)	7,524	74,638
Barrett Business Services, Inc.	7,776	281,413
CACI International, Inc. (a)	6,320	3,492,179
CBIZ, Inc. (a)	14,154	975,635
Clarivate PLC (a)	129,005	851,433
Concentrix Corp.	13,287	564,830
Conduent, Inc. (a)	42,072	151,459
CRA International, Inc.	1,927	350,984
CSG Systems International, Inc.	7,961	371,062
Dayforce, Inc. (a)(b)	44,752	3,175,154
Dun & Bradstreet Holdings, Inc.	87,513	1,040,530
ExlService Holdings, Inc. (a)	45,781	1,907,694
Exponent, Inc.	14,383	1,357,468
First Advantage Corp. (a)(b)	14,799	268,158
FiscalNote Holdings, Inc. Class A (a)	19,975	18,177
Forrester Research, Inc. (a)	3,305	48,484
Franklin Covey Co. (a)	3,394	135,115
FTI Consulting, Inc. (a)	9,996	1,950,020
Genpact Ltd.	46,402	1,771,164
Heidrick & Struggles International, Inc.	5,958	232,719
Huron Consulting Group, Inc. (a)	4,642	537,219
ICF International, Inc.	5,311	895,381
Innodata, Inc. (a)(b)	7,056	141,896
Insperity, Inc.	10,095	795,183
KBR, Inc.	37,608	2,520,112
Kelly Services, Inc. Class A (non-vtg.)	9,179	183,488
Kforce, Inc.	4,937	285,309
Korn Ferry	14,955	1,056,571
LegalZoom.com, Inc. (a)	30,813	221,237
ManpowerGroup, Inc.	13,379	840,870
Maximus, Inc.	17,013	1,470,604
NV5 Global, Inc. (a)	14,840	339,094
Parsons Corp. (a)	13,238	1,431,822
Paycom Software, Inc.	13,781	2,880,642
Paycor HCM, Inc. (a)	22,670	342,090
Paylocity Holding Corp. (a)	12,275	2,265,597
Planet Labs PBC Class A (a)(b)	57,250	126,523
RCM Technologies, Inc. (a)	1,566	35,000
Resources Connection, Inc.	8,960	72,128
Robert Half, Inc.	28,930	1,970,422
Science Applications International Corp.	14,501	2,092,349
Spire Global, Inc. (a)(b)	6,501	64,360
Sterling Check Corp. (a)(b)	8,811	147,496
TaskUs, Inc. (a)	5,125	64,780
TriNet Group, Inc.	8,715	739,816
TrueBlue, Inc. (a)	8,624	64,594
Ttec Holdings, Inc.	5,182	26,946
Upwork, Inc. (a)	34,687	470,356
Verra Mobility Corp. Class A (a)	46,609	1,210,436
		43,201,371
Trading Companies & Distributors - 1.8%
Air Lease Corp. Class A	29,237	1,296,661
Alta Equipment Group, Inc.	6,730	43,745
Applied Industrial Technologies, Inc.	10,870	2,517,383
Beacon Roofing Supply, Inc. (a)	17,507	1,611,869
BlueLinx Corp. (a)	2,408	263,580
Boise Cascade Co.	11,021	1,466,124
Core & Main, Inc. Class A (a)	54,620	2,418,574
Custom Truck One Source, Inc. Class A (a)(b)	17,413	71,219
Distribution Solutions Group I (a)	2,631	101,294
DNOW, Inc. (a)	30,125	356,379
DXP Enterprises, Inc. (a)	3,619	177,621
FTAI Aviation Ltd.	28,993	3,897,819
GATX Corp.	10,054	1,385,039
Global Industrial Co.	3,691	97,922
GMS, Inc. (a)	11,221	1,008,656
H&E Equipment Services, Inc.	8,862	463,040
Herc Holdings, Inc.	8,034	1,680,231
Hudson Technologies, Inc. (a)	11,344	87,008
Karat Packaging, Inc.	1,948	52,012
McGrath RentCorp.	6,925	787,373
MRC Global, Inc. (a)	24,462	299,904
MSC Industrial Direct Co., Inc. Class A	12,663	1,001,263
Rush Enterprises, Inc. Class A	17,510	990,716
SiteOne Landscape Supply, Inc. (a)	12,767	1,784,061
Titan Machinery, Inc. (a)	5,562	76,338
Transcat, Inc. (a)	2,592	247,717
Watsco, Inc.	9,853	4,660,568
WESCO International, Inc.	12,645	2,427,461
Xometry, Inc. Class A (a)	12,525	246,492
		31,518,069
TOTAL INDUSTRIALS		345,277,352
INFORMATION TECHNOLOGY - 11.2%
Communications Equipment - 0.7%
ADTRAN Holdings, Inc. (a)	20,350	123,626
Applied Optoelectronics, Inc. (a)(b)	11,460	179,005
Aviat Networks, Inc. (a)	3,170	64,827
Calix, Inc. (a)	16,599	587,273
Ciena Corp. (a)	40,670	2,582,952
Clearfield, Inc. (a)(b)	3,400	122,162
CommScope Holding Co., Inc. (a)	60,839	409,446
Comtech Telecommunications Corp. (a)	7,638	28,413
Digi International, Inc. (a)	10,524	304,880
Extreme Networks, Inc. (a)	36,795	549,349
Harmonic, Inc. (a)	32,970	365,637
Infinera Corp. (a)(b)	59,659	400,908
Juniper Networks, Inc.	93,233	3,626,764
Lumentum Holdings, Inc. (a)	19,192	1,225,793
NETGEAR, Inc. (a)	8,438	184,961
NetScout Systems, Inc. (a)	20,084	422,367
ViaSat, Inc. (a)(b)	23,785	228,336
Viavi Solutions, Inc. (a)	62,517	576,407
		11,983,106
Electronic Equipment, Instruments & Components - 2.2%
Advanced Energy Industries, Inc.	10,654	1,156,279
Arlo Technologies, Inc. (a)	28,341	287,945
Arrow Electronics, Inc. (a)	14,985	1,778,270
Avnet, Inc.	24,919	1,350,859
Badger Meter, Inc.	8,351	1,670,618
Bel Fuse, Inc. Class B (non-vtg.)	2,967	223,771
Belden, Inc.	11,555	1,315,768
Benchmark Electronics, Inc.	10,418	451,099
Cognex Corp.	48,561	1,953,609
Coherent Corp. (a)	43,412	4,013,005
Crane NXT Co.	13,871	752,779
CTS Corp.	8,627	426,950
Daktronics, Inc. (a)	11,545	150,431
ePlus, Inc. (a)	7,544	671,039
Evolv Technologies Holdings, Inc. (a)(b)	30,768	66,151
Fabrinet (a)	10,235	2,466,328
FARO Technologies, Inc. (a)	5,519	96,803
Insight Enterprises, Inc. (a)	7,937	1,388,340
IPG Photonics Corp. (a)	7,747	627,197
Itron, Inc. (a)	12,736	1,423,375
Kimball Electronics, Inc. (a)	6,958	123,783
Knowles Corp. (a)	24,866	430,679
Lightwave Logic, Inc. (a)(b)	34,201	107,733
Littelfuse, Inc.	7,019	1,717,058
Luna Innovations, Inc. (a)(b)	9,043	14,017
Methode Electronics, Inc.	9,817	85,604
MicroVision, Inc. (a)(b)	58,185	58,767
Mirion Technologies, Inc. Class A (a)	52,875	782,550
Napco Security Technologies, Inc.	10,476	403,116
nLIGHT, Inc. (a)	14,106	176,043
Novanta, Inc. (a)	10,168	1,731,000
OSI Systems, Inc. (a)	4,522	597,854
Ouster, Inc. Class A (a)	11,831	78,440
Par Technology Corp. (a)(b)	10,272	605,945
PC Connection, Inc.	3,519	223,984
Plexus Corp. (a)	7,714	1,111,587
Richardson Electronics Ltd.	3,200	43,968
Rogers Corp. (a)	4,783	479,639
Sanmina Corp. (a)	15,479	1,085,078
ScanSource, Inc. (a)	6,458	273,884
Smartrent, Inc. (a)	51,235	86,587
TD SYNNEX Corp.	21,543	2,484,985
TTM Technologies, Inc. (a)	28,838	647,125
Vishay Intertechnology, Inc.	31,922	541,397
Vishay Precision Group, Inc. (a)	3,461	80,330
Vontier Corp.	43,461	1,611,534
		37,853,303
IT Services - 0.5%
Amdocs Ltd.	32,830	2,880,668
Applied Digital Corp. (a)(b)	29,422	198,893
ASGN, Inc. (a)	12,676	1,167,460
BigCommerce Holdings, Inc. (a)	19,074	99,948
Couchbase, Inc. (a)	11,370	182,716
Digitalocean Holdings, Inc. (a)	17,908	708,799
DXC Technology Co. (a)	51,173	1,016,296
Fastly, Inc. Class A (a)	36,435	263,425
Grid Dynamics Holdings, Inc. (a)	16,096	256,248
Hackett Group, Inc.	7,231	175,858
Kyndryl Holdings, Inc. (a)	65,448	1,498,105
Rackspace Technology, Inc. (a)	20,582	49,088
Thoughtworks Holding, Inc. (a)(b)	26,763	118,828
Unisys Corp. (a)	20,083	138,774
		8,755,106
Semiconductors & Semiconductor Equipment - 1.8%
ACM Research, Inc. Class A, (a)	13,925	261,720
AEHR Test Systems (a)(b)	7,752	109,148
Allegro MicroSystems LLC (a)	43,963	916,189
Alpha & Omega Semiconductor Ltd. (a)	6,754	223,152
Ambarella, Inc. (a)	10,894	612,134
Amkor Technology, Inc.	32,087	816,614
Atomera, Inc. (a)(b)	7,310	30,410
Axcelis Technologies, Inc. (a)(b)	9,226	787,070
AXT, Inc. (a)	11,297	29,090
CEVA, Inc. (a)	6,907	161,175
Cirrus Logic, Inc. (a)	15,128	1,661,357
Cohu, Inc. (a)	13,230	329,692
Credo Technology Group Holding Ltd. (a)	40,228	1,516,596
Diodes, Inc. (a)	13,099	766,030
FormFactor, Inc. (a)	21,905	831,952
Ichor Holdings Ltd. (a)	9,473	258,234
Impinj, Inc. (a)	6,448	1,225,056
indie Semiconductor, Inc. (a)(b)	45,996	152,247
Intest Corp. (a)(b)	3,210	23,016
Kopin Corp. (a)	29,292	22,848
Kulicke & Soffa Industries, Inc.	15,403	690,979
Lattice Semiconductor Corp. (a)	38,999	1,975,689
MACOM Technology Solutions Holdings, Inc. (a)	16,355	1,838,302
MaxLinear, Inc. Class A (a)	21,799	282,733
MKS Instruments, Inc.	19,018	1,889,058
Navitas Semiconductor Corp. Class A (a)(b)	36,420	89,957
NVE Corp.	1,396	105,217
Onto Innovation, Inc. (a)	13,985	2,773,645
PDF Solutions, Inc. (a)	8,794	249,046
Penguin Solutions, Inc. (a)	15,204	228,820
Photronics, Inc. (a)	18,209	415,165
Power Integrations, Inc.	16,062	970,627
Rambus, Inc. (a)	30,477	1,457,410
Rigetti Computing, Inc. Class A (a)(b)	43,791	57,804
Semtech Corp. (a)	21,232	938,242
Silicon Laboratories, Inc. (a)	9,197	955,200
SiTime Corp. (a)	5,304	896,429
SkyWater Technology, Inc. (a)(b)	6,315	61,950
SolarEdge Technologies, Inc. (a)(b)	16,378	279,409
Synaptics, Inc. (a)	11,139	764,915
Ultra Clean Holdings, Inc. (a)	12,719	425,451
Universal Display Corp.	12,495	2,253,098
Veeco Instruments, Inc. (a)	16,041	461,660
Wolfspeed, Inc. (a)(b)	35,577	473,530
		31,268,066
Software - 5.6%
8x8, Inc. (a)(b)	34,743	77,477
A10 Networks, Inc.	20,730	303,695
ACI Worldwide, Inc. (a)	29,724	1,462,421
Adeia, Inc.	31,377	390,016
Agilysys, Inc. (a)	6,325	632,753
Alarm.com Holdings, Inc. (a)	13,927	742,727
Alkami Technology, Inc. (a)	16,303	596,853
Altair Engineering, Inc. Class A (a)(b)	16,835	1,750,672
Amplitude, Inc. Class A, (a)	22,768	204,684
AppFolio, Inc. Class A, (a)	6,513	1,353,857
Appian Corp. Class A (a)	11,856	423,852
Asana, Inc. (a)	23,699	282,966
Aspen Technology, Inc. (a)	7,523	1,765,874
Aurora Innovation, Inc. Class A, (a)(b)	280,010	1,454,652
AvePoint, Inc. (a)	29,422	357,183
Bentley Systems, Inc. Class B	43,617	2,104,956
Bill Holdings, Inc. (a)	27,638	1,612,954
Blackbaud, Inc. (a)	11,304	853,565
BlackLine, Inc. (a)	14,601	808,457
Blend Labs, Inc. (a)	54,428	197,574
Box, Inc. Class A (a)	41,202	1,308,576
Braze, Inc. (a)	17,074	537,148
C3.ai, Inc. (a)(b)	31,224	769,047
CCC Intelligent Solutions Holdings, Inc. Class A (a)	118,324	1,231,753
Cerence, Inc. (a)(b)	11,831	36,025
Cipher Mining, Inc. (a)(b)	59,593	293,793
Cleanspark, Inc. (a)(b)	70,249	745,342
Clear Secure, Inc.	26,140	961,429
Clearwater Analytics Holdings, Inc. Class A (a)	45,456	1,186,856
CommVault Systems, Inc. (a)	12,393	1,935,663
Confluent, Inc. Class A (a)	70,787	1,852,496
Consensus Cloud Solutions, Inc. (a)	5,044	111,876
CS Disco, Inc. (a)	7,004	41,184
D-Wave Quantum, Inc. (a)(b)	40,706	43,148
Daily Journal Corp. (a)	271	131,435
Digimarc Corp. (a)(b)	4,155	128,722
Digital Turbine, Inc. (a)	26,799	85,757
Dolby Laboratories, Inc. Class A	16,899	1,231,937
Domo, Inc. Class B (a)	9,436	75,016
DoubleVerify Holdings, Inc. (a)	39,969	681,471
Dropbox, Inc. Class A (a)	67,051	1,733,268
Dynatrace, Inc. (a)	84,391	4,540,236
E2open Parent Holdings, Inc. (a)	59,140	173,280
Elastic NV (a)	24,191	1,940,844
Enfusion, Inc. Class A (a)	11,692	104,176
Envestnet, Inc. (a)	14,215	892,418
Five9, Inc. (a)	21,082	622,551
Freshworks, Inc. Class A (a)	51,030	597,051
GitLab, Inc. Class A (a)	32,690	1,757,088
Guidewire Software, Inc. (a)	23,412	4,360,719
HashiCorp, Inc. Class A (a)	43,327	1,467,052
Informatica, Inc. Class A (a)(b)	19,060	520,338
Intapp, Inc. (a)	13,939	699,320
InterDigital, Inc. (b)	7,156	1,076,549
Jamf Holding Corp. (a)	17,306	287,972
Klaviyo, Inc. Class A (a)(b)	20,558	781,821
Liveramp Holdings, Inc. (a)	18,865	472,191
Logility Supply Chain Solution Class A	8,839	93,251
Manhattan Associates, Inc. (a)	17,350	4,569,296
Mara Holdings, Inc. (a)(b)	83,388	1,398,417
Matterport, Inc. Class A (a)	80,403	366,638
MeridianLink, Inc. (a)	7,491	164,502
Mitek Systems, Inc. (a)	13,333	114,530
N-able, Inc. (a)	20,375	249,186
nCino, Inc. (a)	26,075	972,598
NCR Voyix Corp. (a)	41,002	525,236
Nextnav, Inc. Class A (a)(b)	18,292	212,553
Nutanix, Inc. Class A (a)	69,397	4,309,554
Olo, Inc. Class A (a)	29,797	149,283
ON24, Inc. (a)	10,989	66,483
Onespan, Inc. (a)	10,078	168,101
Pagerduty, Inc. (a)(b)	26,947	486,663
Pegasystems, Inc.	12,502	993,159
Porch Group, Inc. (a)(b)	26,577	57,672
Procore Technologies, Inc. (a)	30,100	1,976,065
Progress Software Corp.	12,099	775,425
PROS Holdings, Inc. (a)	12,241	242,372
Q2 Holdings, Inc. (a)	17,094	1,447,178
Qualys, Inc. (a)	10,427	1,243,315
Rapid7, Inc. (a)	17,725	716,445
Rekor Systems, Inc. (a)	21,859	22,952
RingCentral, Inc. Class A (a)	23,155	833,812
Riot Platforms, Inc. (a)(b)	75,463	697,278
Samsara, Inc. Class A (a)	57,982	2,770,960
Semrush Holdings, Inc. Class A (a)	9,548	125,174
SentinelOne, Inc. Class A (a)	81,192	2,093,942
Smartsheet, Inc. Class A (a)	39,175	2,210,254
SolarWinds, Inc.	14,773	193,231
SoundHound AI, Inc. (a)(b)	92,196	463,746
Sprinklr, Inc. (a)(b)	35,014	260,154
Sprout Social, Inc. (a)	14,457	382,966
SPS Commerce, Inc. (a)	10,520	1,735,800
Telos Corp. (a)	14,697	51,586
Tenable Holdings, Inc. (a)	33,706	1,335,095
Teradata Corp. (a)	27,190	876,334
TeraWulf, Inc. (a)(b)	86,677	565,134
UiPath, Inc. Class A (a)	126,318	1,561,290
Unity Software, Inc. (a)(b)	81,954	1,645,636
Varonis Systems, Inc. (a)	31,770	1,600,255
Verint Systems, Inc. (a)	17,468	372,068
Veritone, Inc. (a)(b)	9,002	29,257
Vertex, Inc. Class A (a)	14,631	607,333
Weave Communications, Inc. (a)	11,210	157,164
Workiva, Inc. Class A (a)	14,499	1,156,440
Xperi, Inc. (a)	13,552	123,730
Yext, Inc. (a)	30,144	218,243
Zeta Global Holdings Corp. (a)	57,082	1,580,030
Zuora, Inc. (a)	39,412	390,179
		98,150,701
Technology Hardware, Storage & Peripherals - 0.4%
Corsair Gaming, Inc. (a)	12,567	80,617
Diebold Nixdorf, Inc. (a)	10,654	493,067
Eastman Kodak Co. (a)(b)	19,822	93,560
Immersion Corp.	8,794	74,133
IonQ, Inc. (a)(b)	55,145	828,829
Pure Storage, Inc. Class A (a)	87,514	4,380,076
Turtle Beach Corp. (a)	4,876	77,870
Xerox Holdings Corp.	33,214	271,358
		6,299,510
TOTAL INFORMATION TECHNOLOGY		194,309,792
MATERIALS - 5.4%
Chemicals - 1.9%
AdvanSix, Inc.	7,549	214,165
Alto Ingredients, Inc. (a)	19,728	35,116
American Vanguard Corp.	7,401	38,707
Arcadium Lithium PLC	304,436	1,640,910
Ashland, Inc.	13,804	1,167,404
Aspen Aerogels, Inc. (a)	17,894	319,229
Avient Corp.	25,840	1,204,402
Axalta Coating Systems Ltd. (a)	62,015	2,351,609
Balchem Corp.	9,201	1,539,603
Cabot Corp.	15,532	1,674,816
Core Molding Technologies, Inc. (a)	2,209	33,245
Danimer Scientific, Inc. warrants 7/15/25 (a)	8,133	1,220
Ecovyst, Inc. (a)	29,043	193,426
Element Solutions, Inc.	63,051	1,708,682
FMC Corp.	35,322	2,295,577
Ginkgo Bioworks Holdings, Inc. Class A (a)(b)	9,987	76,101
H.B. Fuller Co.	15,391	1,126,313
Hawkins, Inc.	5,396	576,832
Huntsman Corp.	45,859	1,008,898
Ingevity Corp. (a)	10,242	428,013
Innospec, Inc.	7,071	762,112
Intrepid Potash, Inc. (a)	2,795	70,127
Koppers Holdings, Inc.	5,769	196,204
Kronos Worldwide, Inc.	6,225	71,837
LSB Industries, Inc. (a)	15,145	124,189
Mativ Holdings, Inc.	15,754	243,399
Minerals Technologies, Inc.	9,098	684,988
NewMarket Corp.	2,173	1,140,760
Olin Corp.	33,207	1,362,483
Origin Materials, Inc. Class A (a)(b)	36,401	50,597
Orion SA	16,883	253,076
Perimeter Solutions SA (a)	38,828	515,636
PureCycle Technologies, Inc. (a)(b)	39,292	511,582
Quaker Chemical Corp. (b)	3,900	591,162
Rayonier Advanced Materials, Inc. (a)	18,986	151,129
RPM International, Inc.	36,463	4,634,812
Sensient Technologies Corp.	11,995	905,383
Stepan Co.	5,956	430,857
The Chemours Co. LLC	42,156	765,553
The Scotts Miracle-Gro Co.	12,037	1,046,978
Trinseo PLC	10,443	48,247
Tronox Holdings PLC	32,989	399,827
Westlake Corp.	9,463	1,248,548
		33,843,754
Construction Materials - 0.4%
Eagle Materials, Inc.	9,523	2,718,436
Knife River Holding Co. (a)	16,048	1,561,791
Summit Materials, Inc. Class A (a)	33,752	1,600,182
United States Lime & Minerals, Inc.	2,995	337,776
		6,218,185
Containers & Packaging - 1.4%
Aptargroup, Inc.	18,806	3,157,715
Ardagh Metal Packaging SA	41,114	151,300
Berry Global Group, Inc.	32,386	2,281,594
Crown Holdings, Inc.	33,724	3,154,880
Graphic Packaging Holding Co.	84,981	2,401,563
Greif, Inc. Class A	7,250	452,690
Myers Industries, Inc.	10,947	128,956
O-I Glass, Inc. (a)	43,906	487,796
Pactiv Evergreen, Inc.	11,234	127,394
Ranpak Holdings Corp. (A Shares) (a)	11,619	70,644
Sealed Air Corp.	41,163	1,489,277
Silgan Holdings, Inc.	22,956	1,187,743
Smurfit Westrock PLC	139,683	7,193,675
Sonoco Products Co.	27,767	1,458,323
TriMas Corp.	10,645	285,818
		24,029,368
Metals & Mining - 1.5%
Alcoa Corp.	73,114	2,931,140
Alpha Metallurgical Resources	3,093	644,272
AngloGold Ashanti PLC (b)	97,419	2,708,248
Arch Resources, Inc. Class A,	5,111	750,090
ATI, Inc. (a)	35,239	1,857,448
Carpenter Technology Corp.	14,152	2,115,724
Century Aluminum Co. (a)	14,713	259,684
Cleveland-Cliffs, Inc. (a)(b)	132,269	1,716,852
Coeur d'Alene Mines Corp. (a)	113,045	728,010
Commercial Metals Co.	32,532	1,750,222
Compass Minerals International, Inc.	9,770	120,269
Gatos Silver, Inc. (a)	13,218	245,194
Haynes International, Inc.	3,806	229,730
Hecla Mining Co.	175,654	1,139,994
Kaiser Aluminum Corp.	4,583	340,334
Materion Corp.	5,866	596,162
McEwen Mining, Inc. (a)(b)	12,105	115,119
Metallus, Inc. (a)	11,104	156,455
MP Materials Corp. (a)(b)	34,600	622,454
Olympic Steel, Inc.	2,824	101,325
Piedmont Lithium, Inc. (a)(b)	5,249	68,762
Radius Recycling, Inc. Class A	7,863	127,302
Ramaco Resources, Inc. Class A (b)	7,377	74,877
Royal Gold, Inc.	18,611	2,718,323
Ryerson Holding Corp.	8,281	180,443
SunCoke Energy, Inc.	23,881	246,213
United States Steel Corp.	63,321	2,460,021
Universal Stainless & Alloy Products, Inc. (a)	2,504	109,475
Warrior Metropolitan Coal, Inc.	14,802	934,450
Worthington Steel, Inc.	9,828	375,823
		26,424,415
Paper & Forest Products - 0.2%
Clearwater Paper Corp. (a)	4,780	120,408
Louisiana-Pacific Corp.	17,724	1,752,904
Mercer International, Inc. (SBI)	12,359	80,581
Sylvamo Corp.	9,753	829,200
		2,783,093
TOTAL MATERIALS		93,298,815
REAL ESTATE - 6.8%
Equity Real Estate Investment Trusts (REITs) - 6.1%
Acadia Realty Trust (SBI)	30,377	743,933
Agree Realty Corp.	28,676	2,129,193
Alexander & Baldwin, Inc.	21,285	396,114
Alexanders, Inc.	626	142,121
American Assets Trust, Inc.	13,769	371,075
American Homes 4 Rent Class A	89,363	3,149,152
Americold Realty Trust	74,157	1,904,352
Apartment Investment & Management Co. Class A (a)	37,034	312,567
Apple Hospitality (REIT), Inc.	63,861	943,227
Armada Hoffler Properties, Inc. Class A,	20,008	216,687
Brandywine Realty Trust (SBI)	50,171	254,367
Brixmor Property Group, Inc.	85,803	2,312,391
Broadstone Net Lease, Inc.	54,391	956,738
BXP, Inc.	41,206	3,319,555
Camden Property Trust (SBI)	30,289	3,507,163
CareTrust (REIT), Inc.	44,144	1,442,184
CBL & Associates Properties, Inc.	4,322	114,317
Centerspace	4,394	306,086
Chatham Lodging Trust	14,339	113,278
City Office REIT, Inc.	11,449	58,619
Community Healthcare Trust, Inc.	7,102	133,234
COPT Defense Properties (SBI)	32,062	1,032,396
Cousins Properties, Inc.	43,425	1,330,108
CTO Realty Growth, Inc.	6,443	124,672
CubeSmart	64,125	3,067,740
Curbline Properties Corp.	26,852	607,661
DiamondRock Hospitality Co.	59,250	507,773
Diversified Healthcare Trust (SBI)	61,443	219,352
Douglas Emmett, Inc.	47,596	846,733
Easterly Government Properties, Inc.	28,312	383,911
EastGroup Properties, Inc.	13,852	2,372,571
Elme Communities (SBI)	25,878	436,562
Empire State Realty Trust, Inc.	38,721	410,443
EPR Properties	21,797	988,930
Equity Commonwealth (a)	31,109	615,647
Equity Lifestyle Properties, Inc.	52,896	3,709,068
Essential Properties Realty Trust, Inc.	50,156	1,589,444
Farmland Partners, Inc.	12,849	150,462
Federal Realty Investment Trust (SBI)	21,441	2,376,520
First Industrial Realty Trust, Inc.	37,691	1,978,401
Four Corners Property Trust, Inc.	27,344	753,601
Getty Realty Corp. (b)	14,607	458,514
Gladstone Commercial Corp.	12,347	194,404
Gladstone Land Corp.	9,995	130,235
Global Medical REIT, Inc.	18,461	167,810
Global Net Lease, Inc.	56,205	437,837
Healthcare Realty Trust, Inc.	103,099	1,771,241
Highwoods Properties, Inc. (SBI)	30,326	1,017,134
Hudson Pacific Properties, Inc.	39,789	171,888
Independence Realty Trust, Inc.	64,260	1,260,781
Industrial Logistics Properties Trust	18,223	64,418
InvenTrust Properties Corp.	21,842	643,247
JBG SMITH Properties	24,580	417,860
Kilroy Realty Corp.	30,010	1,207,002
Kimco Realty Corp.	191,496	4,542,285
Kite Realty Group Trust	62,927	1,615,336
Lamar Advertising Co. Class A	24,950	3,293,400
Lineage, Inc. (b)	16,882	1,249,943
LTC Properties, Inc.	12,562	479,868
LXP Industrial Trust (REIT)	84,392	796,660
Medical Properties Trust, Inc. (b)	169,896	786,618
National Health Investors, Inc.	12,448	954,139
National Storage Affiliates Trust	19,982	842,241
Net Lease Office Properties (b)	4,329	130,043
NETSTREIT Corp.	22,399	347,185
NexPoint Residential Trust, Inc.	6,419	267,351
NNN (REIT), Inc.	52,396	2,276,082
Office Properties Income Trust	13,320	21,179
Omega Healthcare Investors, Inc.	73,268	3,111,692
One Liberty Properties, Inc.	5,066	135,262
Orion Office (REIT), Inc.	15,560	58,039
Outfront Media, Inc.	39,093	694,292
Paramount Group, Inc.	51,792	251,191
Park Hotels & Resorts, Inc.	59,377	824,747
Peakstone Realty Trust	10,235	134,283
Pebblebrook Hotel Trust	34,166	409,309
Phillips Edison & Co., Inc.	35,151	1,329,059
Piedmont Office Realty Trust, Inc. Class A	36,461	362,422
Plymouth Industrial REIT, Inc.	11,652	236,769
Postal Realty Trust, Inc. Class A	8,352	121,522
PotlatchDeltic Corp.	20,473	851,063
Rayonier, Inc.	38,364	1,198,108
Regency Centers Corp.	46,469	3,319,745
Retail Opportunity Investments Corp.	36,275	562,263
Rexford Industrial Realty, Inc.	62,294	2,671,790
RLJ Lodging Trust	43,770	387,365
Ryman Hospitality Properties, Inc.	17,029	1,822,954
Sabra Health Care REIT, Inc.	66,725	1,294,465
Safehold, Inc.	13,443	286,067
Saul Centers, Inc.	3,632	142,156
Service Properties Trust	48,704	155,853
SITE Centers Corp.	13,042	208,020
SL Green Realty Corp.	18,423	1,392,963
STAG Industrial, Inc.	51,975	1,937,628
Summit Hotel Properties, Inc.	31,444	192,437
Sunstone Hotel Investors, Inc.	58,306	588,308
Tanger, Inc.	31,173	1,035,879
Terreno Realty Corp.	27,606	1,654,980
The Macerich Co.	61,275	1,145,843
UMH Properties, Inc.	19,540	364,421
Uniti Group, Inc.	68,987	349,764
Universal Health Realty Income Trust (SBI)	3,788	149,853
Urban Edge Properties	34,987	778,111
Veris Residential, Inc.	23,611	388,873
Vornado Realty Trust	46,988	1,945,773
Whitestone REIT	12,890	177,624
Xenia Hotels & Resorts, Inc.	29,701	420,863
		104,964,805
Real Estate Management & Development - 0.7%
Anywhere Real Estate, Inc. (a)	27,506	106,173
Compass, Inc. Class A (a)	117,391	745,433
Cushman & Wakefield PLC (a)	64,984	880,533
Douglas Elliman, Inc. (a)	20,007	40,214
eXp World Holdings, Inc. (b)	23,958	319,121
Forestar Group, Inc. (a)	5,379	169,815
Howard Hughes Holdings, Inc. (a)	8,571	651,739
Jones Lang LaSalle, Inc. (a)	13,456	3,646,038
Kennedy-Wilson Holdings, Inc.	33,138	354,245
Marcus & Millichap, Inc.	6,850	259,204
Newmark Group, Inc. Class A	39,446	591,296
Opendoor Technologies, Inc. Class A (a)	176,775	309,356
RE/MAX Holdings, Inc. Class A (a)	5,364	65,655
Redfin Corp. (a)(b)	34,323	355,930
Seaport Entertainment Group, Inc. (b)	1,295	35,159
Seritage Growth Properties Class A (a)	10,243	42,918
The RMR Group, Inc. Class A	4,642	111,733
The St. Joe Co.	10,806	558,670
Zillow Group, Inc.:
Class A (a)	15,171	880,677
Class C (a)	42,782	2,570,770
		12,694,679
TOTAL REAL ESTATE		117,659,484
UTILITIES - 2.5%
Electric Utilities - 1.1%
Allete, Inc.	16,403	1,048,316
Avangrid, Inc.	19,792	706,772
Genie Energy Ltd. Class B	6,158	96,804
Hawaiian Electric Industries, Inc. (a)	46,486	477,411
IDACORP, Inc.	15,058	1,558,202
MGE Energy, Inc.	10,258	928,246
NRG Energy, Inc.	58,439	5,282,886
OGE Energy Corp.	56,851	2,273,471
Otter Tail Corp.	11,839	929,598
Pinnacle West Capital Corp.	32,093	2,818,086
Portland General Electric Co.	29,108	1,379,719
TXNM Energy, Inc.	25,499	1,110,226
		18,609,737
Gas Utilities - 0.5%
Chesapeake Utilities Corp.	6,393	765,817
National Fuel Gas Co.	25,936	1,569,906
New Jersey Resources Corp.	28,077	1,288,454
Northwest Natural Holding Co.	11,096	431,523
ONE Gas, Inc.	16,065	1,144,953
Southwest Gas Holdings, Inc.	17,054	1,249,206
Spire, Inc.	16,379	1,045,963
UGI Corp.	60,556	1,447,894
		8,943,716
Independent Power and Renewable Electricity Producers - 0.2%
Altus Power, Inc. Class A (a)(b)	17,272	59,416
Clearway Energy, Inc.:
Class A	10,679	284,489
Class C	22,639	642,495
Montauk Renewables, Inc. (a)	18,504	102,327
Ormat Technologies, Inc.	15,223	1,202,921
Sunnova Energy International, Inc. (a)(b)	30,804	186,980
		2,478,628
Multi-Utilities - 0.4%
Avista Corp.	22,182	831,381
Black Hills Corp.	19,692	1,165,569
NiSource, Inc.	126,948	4,463,492
NorthWestern Energy Corp.	17,273	923,415
Unitil Corp.	4,574	264,789
		7,648,646
Water Utilities - 0.3%
American States Water Co.	10,576	872,097
Artesian Resources Corp. Class A	2,650	88,802
California Water Service Group	16,802	873,032
Consolidated Water Co., Inc.	4,390	104,306
Essential Utilities, Inc.	71,274	2,751,176
Middlesex Water Co.	5,028	307,663
SJW Group	8,540	475,336
York Water Co.	4,152	146,026
		5,618,438
TOTAL UTILITIES		43,299,165
TOTAL COMMON STOCKS (Cost $1,498,844,479)		1,729,842,196

U.S. Treasury Obligations - 0.0%
	Principal Amount (d)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.08% 11/21/24 (e) (Cost $245,314)	246,000	245,370

Money Market Funds - 5.5%
	Shares	Value ($)
Fidelity Cash Central Fund 4.87% (f)	4,500,926	4,501,826
Fidelity Securities Lending Cash Central Fund 4.87% (f)(g)	91,578,886	91,588,044
TOTAL MONEY MARKET FUNDS (Cost $96,089,870)		96,089,870

TOTAL INVESTMENT IN SECURITIES - 105.2% (Cost $1,595,179,663)	1,826,177,436
NET OTHER ASSETS (LIABILITIES) - (5.2)%	(90,452,527)
NET ASSETS - 100.0%	1,735,724,909

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	24	Dec 2024	2,650,320	16,105	16,105
CME E-mini S&P MidCap 400 Index Contracts (United States)	10	Dec 2024	3,113,600	37,686	37,686

TOTAL FUTURES CONTRACTS					53,791
The notional amount of futures purchased as a percentage of Net Assets is 0.4%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)	Amount is stated in United States dollars unless otherwise noted.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $245,370.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.
(h)
Equity security is subject to lock-up or market standoff agreement and valued at a discount to the market price of the equivalent equity security. As of period end, the total fair value of equity securities discounted due to contractual sale restrictions is $9,946 and all restrictions are set to expire on or before January 31, 2025.  Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.87%	607,990	188,978,151	185,084,075	230,125	(240)	-	4,501,826	0.0%
Fidelity Securities Lending Cash Central Fund 4.87%	103,999,390	330,722,529	343,133,875	1,367,629	-	-	91,588,044	0.4%
Total	104,607,380	519,700,680	528,217,950	1,597,754	(240)	-	96,089,870

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	58,129,694	58,129,694	-	-
Consumer Discretionary	215,628,490	215,628,490	-	-
Consumer Staples	65,343,109	65,343,109	-	-
Energy	78,507,285	78,507,285	-	-
Financials	304,589,448	304,589,448	-	-
Health Care	213,799,562	213,666,172	109,146	24,244
Industrials	345,277,352	345,129,856	147,496	-
Information Technology	194,309,792	194,309,792	-	-
Materials	93,298,815	93,298,815	-	-
Real Estate	117,659,484	117,659,484	-	-
Utilities	43,299,165	43,299,165	-	-

U.S. Government and Government Agency Obligations	245,370	-	245,370	-

Money Market Funds	96,089,870	96,089,870	-	-
Total Investments in Securities:	1,826,177,436	1,825,651,180	502,012	24,244
Derivative Instruments: Assets
Futures Contracts	53,791	53,791	-	-
Total Assets	53,791	53,791	-	-
Total Derivative Instruments:	53,791	53,791	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	53,791	0
Total Equity Risk	53,791	0
Total Value of Derivatives	53,791	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity ZERO® Extended Market Index Fund
Financial Statements
Statement of Assets and Liabilities
As of October 31, 2024
Assets
Investment in securities, at value (including securities loaned of $86,575,884) - See accompanying schedule:
Unaffiliated issuers (cost $1,499,089,793)	$1,730,087,566
Fidelity Central Funds (cost $96,089,870)	96,089,870

Total Investment in Securities (cost $1,595,179,663)		$1,826,177,436
Segregated cash with brokers for derivative instruments		116,162
Foreign currency held at value (cost $403)		401
Receivable for fund shares sold		1,006,332
Dividends receivable		544,954
Distributions receivable from Fidelity Central Funds		99,970
Other receivables		37,901
Total assets		1,827,983,156
Liabilities
Payable to custodian bank	$5,533
Payable for fund shares redeemed	584,139
Payable for daily variation margin on futures contracts	80,044
Collateral on securities loaned	91,588,531
Total liabilities		92,258,247
Net Assets		$1,735,724,909
Net Assets consist of:
Paid in capital		$1,531,876,595
Total accumulated earnings (loss)		203,848,314
Net Assets		$1,735,724,909
Net Asset Value, offering price and redemption price per share ($1,735,724,909 ÷ 128,282,294 shares)		$13.53
Statement of Operations
Year ended October 31, 2024
Investment Income
Dividends		$23,025,319
Interest		24,519
Income from Fidelity Central Funds (including $1,367,629 from security lending)		1,597,754
Total income		24,647,592
Expenses
Independent trustees' fees and expenses	$6,924
Total expenses		6,924
Net Investment income (loss)		24,640,668
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(5,982,225)
Redemptions in-kind	45,100,121
Fidelity Central Funds	(240)
Foreign currency transactions	(12,364)
Futures contracts	779,127
Total net realized gain (loss)		39,884,419
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	363,567,599
Assets and liabilities in foreign currencies	19,750
Futures contracts	157,327
Total change in net unrealized appreciation (depreciation)		363,744,676
Net gain (loss)		403,629,095
Net increase (decrease) in net assets resulting from operations		$428,269,763
Statement of Changes in Net Assets

	Year ended October 31, 2024	Year ended October 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$24,640,668	$23,283,500
Net realized gain (loss)	39,884,419	9,994,020
Change in net unrealized appreciation (depreciation)	363,744,676	(93,786,502)
Net increase (decrease) in net assets resulting from operations	428,269,763	(60,508,982)
Distributions to shareholders	(21,540,620)	(20,138,817)

Share transactions
Proceeds from sales of shares	413,229,922	329,136,690
Reinvestment of distributions	19,026,243	18,225,185
Cost of shares redeemed	(373,879,253)	(261,856,991)

Net increase (decrease) in net assets resulting from share transactions	58,376,912	85,504,884
Total increase (decrease) in net assets	465,106,055	4,857,085

Net Assets
Beginning of period	1,270,618,854	1,265,761,769
End of period	$1,735,724,909	$1,270,618,854

Other Information
Shares
Sold	33,192,384	29,748,985
Issued in reinvestment of distributions	1,582,882	1,734,080
Redeemed	(30,232,808)	(23,837,725)
Net increase (decrease)	4,542,458	7,645,340

Financial Highlights
Fidelity ZERO® Extended Market Index Fund

Years ended October 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.27	$10.90	$14.09	$9.48	$9.66
Income from Investment Operations
Net investment income (loss) A,B	.20	.19	.18	.18	.14
Net realized and unrealized gain (loss)	3.24	(.65)	(2.46)	4.68	(.14)
Total from investment operations	3.44	(.46)	(2.28)	4.86	-
Distributions from net investment income	(.18)	(.17)	(.16)	(.14)	(.13)
Distributions from net realized gain	-	-	(.75)	(.11)	(.06)
Total distributions	(.18)	(.17)	(.91)	(.25)	(.18) C
Net asset value, end of period	$13.53	$10.27	$10.90	$14.09	$9.48
Total Return D	33.66%	(4.23)%	(16.99)%	51.93%	(.06)%
Ratios to Average Net Assets B,E,F
Expenses before reductions G	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any G	- %	-%	-%	-%	-%
Expenses net of all reductions G	-%	-%	-%	-%	-%
Net investment income (loss)	1.56%	1.74%	1.57%	1.38%	1.55%
Supplemental Data
Net assets, end of period (000 omitted)	$1,735,725	$1,270,619	$1,265,762	$1,395,074	$591,543
Portfolio turnover rate H	8 % I	7% I	16% I	25%	26%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount represents less than .005%.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
IPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity ZERO® International Index Fund
Schedule of Investments October 31, 2024
Showing Percentage of Net Assets
Common Stocks - 96.6%
	Shares	Value ($)
Australia - 4.8%
AGL Energy Ltd.	98,936	679,296
ALS Ltd.	77,814	718,332
AMP Ltd.	426,807	398,699
Ampol Ltd.	37,771	691,532
Ansell Ltd.	22,622	460,013
ANZ Group Holdings Ltd.	476,519	9,711,702
APA Group unit	204,730	937,408
Aristocrat Leisure Ltd.	99,857	4,018,211
ASX Ltd.	30,741	1,309,168
Atlas Arteria Ltd. unit	170,725	546,529
Aurizon Holdings Ltd.	293,539	650,855
Bank of Queensland Ltd.	100,920	431,666
Bendigo & Adelaide Bank Ltd.	89,374	720,071
BHP Group Ltd.	805,201	22,370,561
BlueScope Steel Ltd.	69,218	919,795
Brambles Ltd.	220,241	2,651,706
CAR Group Ltd.	59,140	1,456,679
Challenger Ltd.	83,807	331,922
Charter Hall Group unit	75,062	740,698
Cleanaway Waste Management Ltd.	348,564	624,066
Cochlear Ltd.	10,331	1,912,666
Coles Group Ltd.	212,001	2,446,809
Commonwealth Bank of Australia	265,626	24,776,108
Computershare Ltd.	88,916	1,537,131
Dexus unit unit	173,012	811,987
EBOS Group Ltd.	25,014	540,795
Endeavour Group Ltd.	243,922	750,332
Evolution Mining Ltd.	317,557	1,088,761
Fortescue Ltd.	269,272	3,372,053
Glencore PLC	1,569,333	8,230,588
Goodman Group unit	277,729	6,632,028
IDP Education Ltd. (a)	44,759	407,484
IGO Ltd.	100,628	344,717
Iluka Resources Ltd.	65,835	253,019
Incitec Pivot Ltd.	280,681	553,705
Insurance Australia Group Ltd.	376,496	1,848,767
JB Hi-Fi Ltd.	17,012	912,903
Lendlease Group unit	107,467	476,155
Lynas Rare Earths Ltd. (a)(b)	139,452	693,043
Macquarie Group Ltd.	56,206	8,506,574
Magellan Financial Group Ltd. warrants 4/16/27 (b)	1,938	164
Medibank Private Ltd.	427,495	1,004,691
Metcash Ltd.	178,499	358,045
Mineral Resources Ltd.	27,849	715,648
Mirvac Group unit	620,944	868,040
National Australia Bank Ltd.	488,979	12,393,236
NEXTDC Ltd. (b)	101,248	1,081,540
Northern Star Resources Ltd.	181,812	2,109,818
Orica Ltd.	76,664	870,824
Origin Energy Ltd.	274,373	1,732,417
Orora Ltd.	212,011	335,095
Pilbara Minerals Ltd. (a)(b)	446,830	827,613
Pro Medicus Ltd.	8,648	1,095,488
Qantas Airways Ltd. (b)	127,432	674,687
QBE Insurance Group Ltd.	237,897	2,685,886
Qube Holdings Ltd.	281,553	686,695
Ramsay Health Care Ltd.	30,096	791,573
REA Group Ltd.	8,017	1,185,193
Reece Ltd.	38,184	568,965
Rio Tinto Ltd.	58,994	4,632,064
Rio Tinto PLC	168,966	10,919,939
Santos Ltd.	515,963	2,295,449
Scentre Group unit	815,403	1,869,448
SEEK Ltd.	58,033	942,816
Seven Group Holdings Ltd.	31,843	867,567
Sonic Healthcare Ltd.	74,963	1,320,873
South32 Ltd.	710,973	1,705,024
Steadfast Group Ltd.	174,873	629,798
Stockland Corp. Ltd. unit	381,243	1,289,221
Suncorp Group Ltd.	201,263	2,360,867
Technology One Ltd.	47,571	758,186
Telstra Group Ltd.	635,235	1,590,263
The GPT Group	304,503	943,390
The Lottery Corp. Ltd.	351,340	1,147,999
Transurban Group unit	490,232	4,085,567
Treasury Wine Estates Ltd.	129,294	959,924
Vicinity Centres unit	618,420	879,158
Washington H. Soul Pattinson & Co. Ltd.	38,840	851,112
Wesfarmers Ltd.	180,213	7,927,768
Westpac Banking Corp.	549,239	11,535,009
Whitehaven Coal Ltd.	135,637	606,621
WiseTech Global Ltd.	29,449	2,261,041
Woodside Energy Group Ltd.	300,916	4,735,954
Woolworths Group Ltd.	193,505	3,795,253
WorleyParsons Ltd.	78,773	723,348
TOTAL AUSTRALIA		218,083,811
Austria - 0.2%
ams-OSRAM AG (b)	15,392	148,831
Andritz AG (a)	11,474	690,815
BAWAG Group AG (c)	12,488	964,451
CA Immobilien Anlagen AG (a)	6,263	151,512
DO & CO Restaurants & Catering AG	1,158	179,621
Erste Group Bank AG	52,652	2,963,264
Immofinanz AG (b)(d)	7,756	0
Mondi PLC	69,466	1,124,140
OMV AG	22,559	934,919
Raiffeisen International Bank-Holding AG	20,859	374,148
UNIQA Insurance Group AG	19,792	155,438
Verbund AG	13,145	1,075,245
Voestalpine AG	16,776	347,626
Wienerberger AG	17,808	536,567
TOTAL AUSTRIA		9,646,577
Belgium - 0.5%
Ackermans & Van Haaren SA	3,614	733,942
Aedifica SA	7,469	479,746
Ageas	26,836	1,397,658
Anheuser-Busch InBev SA NV	142,768	8,464,917
Cofinimmo SA	6,317	398,193
D'ieteren Group	3,420	738,441
Elia Group SA/NV	5,301	503,674
Groupe Bruxelles Lambert SA	13,214	951,528
KBC Group NV	41,666	3,022,084
Lotus Bakeries SA	63	823,710
Sofina SA	2,446	597,579
Solvay SA Class A	11,520	464,394
Syensqo SA	11,793	911,161
UCB SA	19,112	3,675,509
Umicore SA	31,355	377,495
Warehouses de Pauw	28,932	686,692
TOTAL BELGIUM		24,226,723
Brazil - 1.5%
Allos SA	65,800	251,777
Ambev SA	699,100	1,528,590
Atacadao SA	73,600	95,360
B3 SA - Brasil Bolsa Balcao	867,400	1,593,487
Banco Bradesco SA	234,459	516,703
Banco Bradesco SA (PN)	832,179	2,068,607
Banco BTG Pactual SA unit	159,800	898,942
Banco do Brasil SA	455,600	2,075,100
BB Seguridade Participacoes SA	102,900	610,006
Bradespar SA (PN)	44,609	151,554
Brava Energia	64,795	190,320
BRF SA (b)	83,300	377,962
Caixa Seguridade Participacoes	72,600	180,844
CCR SA	148,300	314,255
Centrais Eletricas Brasileiras SA (Electrobras)	150,051	985,562
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B)	29,529	215,610
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	73,200	1,165,953
Companhia Energetica de Minas Gerais (CEMIG) (PN)	296,654	583,466
Companhia Paranaense de Energia-COPEL	96,600	145,546
Companhia Paranaense de Energia-COPEL (PN-B)	180,200	305,794
Companhia Siderurgica Nacional SA (CSN)	94,900	193,218
Compania de Saneamento do Parana	35,400	165,338
Cosan SA	183,800	375,809
Embraer SA (b)	109,800	920,809
Energisa SA unit	45,300	338,130
Eneva SA (b)	197,200	446,189
ENGIE Brasil Energia SA	38,550	276,543
Equatorial Energia SA	167,725	931,918
Gerdau SA	222,300	703,712
Hapvida Participacoes e Investimentos SA (b)(c)	722,800	440,114
Hypera SA (b)	66,400	253,843
Itau Unibanco Holding SA	769,450	4,661,236
Itausa SA	872,257	1,600,901
Klabin SA unit	156,750	565,622
Localiza Rent a Car SA	138,031	1,003,315
Lojas Renner SA	154,840	497,393
Magazine Luiza SA (b)	54,189	88,676
Metalurgica Gerdau SA (PN)	107,700	191,333
Multiplan Empreendimentos Imobiliarios SA	53,000	234,612
Natura & Co. Holding SA	133,688	317,055
Nu Holdings Ltd. Class A (b)	508,454	7,672,571
PagSeguro Digital Ltd. (b)	30,319	243,765
Petroleo Brasileiro SA - Petrobras:
(ON)	590,700	3,991,202
(PN) (non-vtg.)	701,700	4,358,845
PRIO SA	133,400	945,654
Raia Drogasil SA	180,692	760,789
Rede D'Oregon Sao Luiz SA (c)	171,505	871,039
Rumo SA	196,500	676,426
Santos Brasil Participacoes SA	70,900	154,901
Sendas Distribuidora SA (b)	195,800	253,687
StoneCo Ltd. Class A (a)(b)	46,478	515,906
Suzano SA	110,553	1,143,032
Telefonica Brasil SA	63,600	579,132
TIM SA	124,100	355,927
Totvs SA	83,700	432,045
Transmissora Alianca de Energia Eletrica SA	36,600	221,718
Ultrapar Participacoes SA	118,100	426,769
Vale SA	569,643	6,115,318
Vibra Energia SA	168,800	651,443
Weg SA	232,100	2,172,487
Wheaton Precious Metals Corp.	71,901	4,748,301
XP, Inc. (depository receipt)	59,218	1,035,539
Yara International ASA	26,075	784,132
TOTAL BRAZIL		67,571,832
Cameroon - 0.0%
Golar LNG Ltd.	17,151	621,895
Canada - 7.4%
Agnico Eagle Mines Ltd. (Canada)	79,245	6,839,993
Air Canada (b)	52,725	714,562
Alamos Gold, Inc. Class A	66,817	1,349,921
Algonquin Power & Utilities Corp.	122,712	593,135
Alimentation Couche-Tard, Inc. (multi-vtg.)	124,468	6,490,912
AltaGas Ltd.	47,369	1,131,875
ARC Resources Ltd.	96,130	1,592,098
AtkinsRealis	27,563	1,326,334
B2Gold Corp.	212,808	703,068
Bank of Montreal	115,719	10,545,069
Bank of Nova Scotia	194,940	10,037,166
Barrick Gold Corp. (Canada)	278,481	5,382,213
BCE, Inc.	47,871	1,543,383
Bombardier, Inc. Class B (sub. vtg.) (b)	13,682	1,006,435
Brookfield Asset Management Ltd. Class A	59,603	3,162,189
Brookfield Corp. (Canada) Class A	228,527	12,117,749
Brookfield Infrastructure Corp. Class A (a)	19,099	785,167
CAE, Inc. (b)	50,959	896,682
Cameco Corp.	69,070	3,609,389
Canadian Imperial Bank of Commerce	149,507	9,353,650
Canadian National Railway Co.	87,875	9,488,998
Canadian Natural Resources Ltd.	337,565	11,479,659
Canadian Pacific Kansas City Ltd.	148,027	11,419,241
Canadian Tire Ltd. Class A (non-vtg.)	8,362	889,861
Canadian Utilities Ltd. Class A (non-vtg.)	20,712	530,314
CCL Industries, Inc. Class B	23,486	1,370,010
Celestica, Inc. (sub. vtg.) (b)	18,891	1,292,731
Cenovus Energy, Inc. (Canada)	206,222	3,316,200
CGI, Inc. Class A (sub. vtg.)	32,374	3,586,286
Colliers International Group, Inc.	6,766	1,034,277
Constellation Software, Inc.	3,129	9,436,418
Constellation Software, Inc. warrants 3/31/40 (b)(d)	2,626	0
Descartes Systems Group, Inc. (Canada) (b)	13,332	1,385,050
Dollarama, Inc.	44,798	4,661,746
Element Fleet Management Corp.	64,002	1,309,597
Emera, Inc.	45,315	1,711,904
Empire Co. Ltd. Class A (non-vtg.)	23,225	670,053
Enbridge, Inc.	344,994	13,935,047
Fairfax Financial Holdings Ltd. (sub. vtg.)	3,398	4,222,638
Finning International, Inc.	23,010	671,617
FirstService Corp.	6,553	1,213,318
Fortis, Inc.	78,767	3,407,287
Franco-Nevada Corp.	30,657	4,069,398
George Weston Ltd.	8,480	1,345,070
Gibson Energy, Inc.	26,461	439,005
Gildan Activewear, Inc.	23,966	1,172,868
Great-West Lifeco, Inc.	43,289	1,452,553
Hydro One Ltd. (c)	50,531	1,626,965
iA Financial Corp., Inc.	14,901	1,214,041
Imperial Oil Ltd.	26,175	1,953,232
Intact Financial Corp.	28,228	5,390,760
Ivanhoe Mines Ltd. (b)	113,686	1,503,185
Keyera Corp.	36,036	1,106,690
Kinross Gold Corp.	195,484	1,972,600
Loblaw Companies Ltd.	22,777	2,879,781
Magna International, Inc. (sub. vtg.)	43,002	1,697,720
Manulife Financial Corp.	281,771	8,230,421
MEG Energy Corp.	42,995	785,882
Methanex Corp.	10,441	408,686
Metro, Inc.	32,017	1,901,451
National Bank of Canada	53,736	5,125,249
Northland Power, Inc.	41,724	634,093
Nutrien Ltd.	78,505	3,743,274
Onex Corp. (sub. vtg.)	9,974	717,919
Open Text Corp.	42,680	1,280,078
Pan American Silver Corp.	57,092	1,335,092
Parkland Corp.	21,689	504,703
Pembina Pipeline Corp.	92,047	3,850,855
Power Corp. of Canada (sub. vtg.)	86,773	2,742,758
Quebecor, Inc. Class B (sub. vtg.)	25,053	623,828
Restaurant Brands International, Inc.	50,313	3,499,344
Rogers Communications, Inc. Class B (non-vtg.)	60,167	2,185,259
Royal Bank of Canada	224,397	27,138,443
Saputo, Inc.	39,627	755,911
Shopify, Inc. Class A (b)	192,090	15,026,712
South Bow Corp.	33,021	824,606
Stantec, Inc.	18,124	1,470,122
Sun Life Financial, Inc.	91,473	5,071,796
Suncor Energy, Inc.	201,502	7,606,525
TC Energy Corp.	165,107	7,679,340
Teck Resources Ltd. Class B (sub. vtg.)	73,306	3,410,610
TELUS Corp.	77,264	1,221,374
TFI International, Inc. (Canada)	12,557	1,680,429
The Toronto-Dominion Bank	277,132	15,320,035
Thomson Reuters Corp.	21,380	3,499,634
TMX Group Ltd.	44,083	1,376,931
Toromont Industries Ltd.	13,049	1,152,747
Tourmaline Oil Corp.	52,575	2,423,808
Veren, Inc.	95,149	489,976
West Fraser Timber Co. Ltd.	9,178	828,910
Whitecap Resources, Inc.	97,397	726,796
WSP Global, Inc.	19,767	3,533,173
TOTAL CANADA		332,843,880
Chile - 0.1%
Antofagasta PLC	54,816	1,224,221
Banco de Chile	7,026,963	818,602
Banco de Credito e Inversiones	12,270	359,899
Banco Santander Chile	10,153,044	504,157
Cencosud SA	200,694	416,242
Compania Sud Americana de Vapores SA	2,297,590	124,030
Embotelladora Andina SA Class B	61,152	182,549
Empresas CMPC SA	168,974	269,080
Empresas COPEC SA	56,902	359,255
Enel Americas SA	2,889,985	270,686
Enel Chile SA	3,706,444	196,691
Falabella SA (b)	118,938	426,926
LATAM Airlines Group SA	30,390,600	406,506
Lundin Mining Corp.	103,465	1,006,152
Sociedad Quimica y Minera de Chile SA (PN-B)	22,918	882,017
TOTAL CHILE		7,447,013
China - 6.6%
AAC Technology Holdings, Inc.	111,000	448,330
Agricultural Bank of China Ltd. (H Shares)	4,885,000	2,400,228
Airtac International Group	22,650	628,992
Akeso, Inc. (b)(c)	96,000	773,755
Alibaba Group Holding Ltd.	2,578,440	31,540,291
Alibaba Health Information Technology Ltd. (a)(b)	942,000	476,386
Aluminum Corp. of China Ltd. (H Shares)	604,000	384,839
Anhui Conch Cement Co. Ltd. (H Shares)	187,500	544,658
Anta Sports Products Ltd.	190,200	2,030,041
Autohome, Inc. ADR Class A	10,977	308,454
Baidu, Inc. Class A (b)	362,178	4,132,752
Bank of China Ltd. (H Shares)	13,262,000	6,294,542
Bank of Communications Co. Ltd. (H Shares)	3,372,000	2,553,904
BeiGene Ltd. (b)	128,763	2,027,960
Bilibili, Inc. Class Z (b)	44,115	974,679
BOC Hong Kong (Holdings) Ltd.	569,500	1,859,265
Brilliance China Automotive Holdings Ltd.	434,000	140,092
BYD Co. Ltd. (H Shares)	160,207	5,786,456
BYD Electronic International Co. Ltd.	115,000	492,823
CGN Power Co. Ltd. (H Shares) (c)	1,779,000	639,441
China CITIC Bank Corp. Ltd. (H Shares)	1,439,000	896,851
China Coal Energy Co. Ltd. (H Shares)	349,000	435,370
China Construction Bank Corp. (H Shares)	15,635,000	12,136,459
China Everbright International Ltd. (a)	572,000	276,991
China Feihe Ltd. (c)	620,000	467,941
China Galaxy Securities Co. Ltd. (H Shares)	554,500	493,604
China Gas Holdings Ltd.	425,200	365,142
China Hongqiao Group Ltd.	362,000	581,624
China International Capital Corp. Ltd. (H Shares) (c)	238,000	430,138
China Life Insurance Co. Ltd. (H Shares)	1,180,000	2,501,296
China Longyuan Power Grid Corp. Ltd. (H Shares)	502,000	446,382
China Mengniu Dairy Co. Ltd.	468,000	1,048,067
China Merchants Bank Co. Ltd. (H Shares)	523,500	2,561,762
China Merchants Holdings International Co. Ltd.	187,272	307,972
China Minsheng Banking Corp. Ltd. (H Shares)	1,037,000	385,161
China National Building Materials Co. Ltd. (H Shares)	706,000	300,362
China Oilfield Services Ltd. (H Shares)	280,000	261,987
China Overseas Land and Investment Ltd.	592,000	1,131,204
China Pacific Insurance (Group) Co. Ltd. (H Shares)	407,600	1,415,535
China Petroleum & Chemical Corp. (H Shares)	3,854,000	2,170,921
China Power International Development Ltd.	744,000	319,400
China Railway Group Ltd. (H Shares)	652,000	325,360
China Resource Gas Group Ltd.	141,100	544,029
China Resources Beer Holdings Co. Ltd.	247,500	916,813
China Resources Land Ltd.	456,000	1,520,047
China Resources Mixc Lifestyle Services Ltd. (c)	96,555	398,330
China Resources Power Holdings Co. Ltd.	276,000	663,917
China Shenhua Energy Co. Ltd. (H Shares)	533,000	2,307,849
China State Construction International Holdings Ltd.	278,000	408,033
China Tower Corp. Ltd. (H Shares) (c)	7,482,000	1,009,554
ChinaSoft International Ltd. (a)	384,000	280,854
Chow Tai Fook Jewellery Group Ltd.	366,000	346,658
CITIC Pacific Ltd.	1,245,000	1,462,390
CITIC Securities Co. Ltd. (H Shares)	220,875	610,022
Cmoc Group Ltd. (H Shares)	576,000	476,792
COSCO SHIPPING Holdings Co. Ltd. (H Shares)	516,500	764,904
Country Garden Services Holdings Co. Ltd.	343,000	258,458
CRRC Corp. Ltd. (H Shares)	693,000	448,557
CSPC Pharmaceutical Group Ltd.	1,330,160	984,762
Daqo New Energy Corp. ADR (a)(b)	7,586	171,292
ENN Energy Holdings Ltd.	119,900	844,731
ESR Group Ltd. (c)	340,000	460,943
Far East Horizon Ltd.	255,000	177,987
Full Truck Alliance Co. Ltd. ADR	117,870	1,054,937
Fuyao Glass Industries Group Co. Ltd. (H Shares) (c)	96,000	679,065
Ganfeng Lithium Group Co. Ltd. (H Shares) (c)	65,720	180,293
GCL Technology Holdings Ltd. (b)	3,249,000	717,403
Geely Automobile Holdings Ltd.	800,000	1,406,320
Genscript Biotech Corp. (b)	168,000	256,969
Giant Biogene Holding Co. Ltd. (c)	66,400	450,348
Great Wall Motor Co. Ltd. (H Shares)	370,000	588,366
H World Group Ltd.	268,440	988,075
Haidilao International Holding Ltd. (c)	240,000	484,061
Haier Smart Home Co. Ltd.	369,000	1,339,185
Hansoh Pharmaceutical Group Co. Ltd. (c)	168,000	391,700
Hengan International Group Co. Ltd.	103,000	304,144
Huaneng Power International, Inc. (H Shares)	630,000	337,552
Huatai Securities Co. Ltd. (H Shares) (c)	258,200	437,047
Hygeia Healthcare Holdings Co. (b)(c)	54,200	122,565
Industrial & Commercial Bank of China Ltd. (H Shares)	11,700,000	7,018,322
Innovent Biologics, Inc. (b)(c)	215,000	934,643
iQIYI, Inc. ADR (b)	73,094	190,775
JD Health International, Inc. (b)(c)	161,200	576,992
JD Logistics, Inc. (b)(c)	303,300	617,179
JD.com, Inc. Class A	453,876	9,204,255
Kanzhun Ltd. ADR	52,723	767,120
KE Holdings, Inc. ADR	113,658	2,492,520
Kingboard Chemical Holdings Ltd.	103,500	250,621
Kingdee International Software Group Co. Ltd. (b)	448,000	468,991
Kingsoft Corp. Ltd.	150,200	517,626
Kuaishou Technology Class B (b)(c)	446,200	2,629,460
Kunlun Energy Co. Ltd.	576,000	546,257
Lenovo Group Ltd.	1,066,000	1,405,667
Li Auto, Inc. Class A (b)	201,932	2,539,315
Li Ning Co. Ltd.	366,500	747,810
Longfor Properties Co. Ltd. (c)	301,446	488,345
Meituan Class B (b)(c)	874,190	20,657,436
NetEase, Inc.	276,270	4,444,853
New China Life Insurance Co. Ltd. (H Shares)	139,400	470,441
New Oriental Education & Technology Group, Inc.	202,840	1,269,384
Nongfu Spring Co. Ltd. (H Shares) (c)	287,800	1,072,302
PDD Holdings, Inc. ADR (b)	114,590	13,818,408
People's Insurance Co. of China Group Ltd. (H Shares)	1,377,000	695,047
PetroChina Co. Ltd. (H Shares)	3,318,000	2,491,535
PICC Property & Casualty Co. Ltd. (H Shares)	1,102,000	1,671,702
Ping An Insurance Group Co. of China Ltd. (H Shares)	1,004,000	6,220,568
Pop Mart International Group Ltd. (c)	98,000	886,007
Postal Savings Bank of China Co. Ltd. (H Shares) (c)	1,206,000	692,584
Prosus NV	221,039	9,315,661
Prosus NV rights (b)(e)	221,039	24,044
Qifu Technology, Inc. ADR	18,085	593,369
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	392,800	243,094
Shenzhou International Group Holdings Ltd.	126,800	979,151
Silergy Corp.	54,000	840,504
Sinopharm Group Co. Ltd. (H Shares)	213,600	532,140
SITC International Holdings Co. Ltd.	199,000	562,436
Smoore International Holdings Ltd. (a)(c)	289,000	377,304
Sunny Optical Technology Group Co. Ltd.	115,500	751,327
TAL Education Group ADR (b)	71,838	798,839
Tencent Holdings Ltd.	993,200	51,787,564
Tencent Music Entertainment Group ADR	105,257	1,171,510
Tingyi (Cayman Islands) Holding Corp.	296,000	431,833
Tongcheng Travel Holdings Ltd.	176,800	399,998
Topsports International Holdings Ltd. (c)	407,000	135,611
Trip.com Group Ltd. (b)	87,746	5,646,851
Tsingtao Brewery Co. Ltd. (H Shares)	98,000	631,031
Vipshop Holdings Ltd. ADR	58,350	842,574
Want Want China Holdings Ltd.	673,000	418,785
Weichai Power Co. Ltd. (H Shares)	294,000	444,252
Wharf Holdings Ltd.	149,000	422,177
Wilmar International Ltd.	414,800	1,001,230
WuXi AppTec Co. Ltd. (H Shares) (a)(c)	59,484	395,588
Wuxi Biologics (Cayman), Inc. (b)(c)	570,500	1,211,972
Xiaomi Corp. Class B (b)(c)	2,268,000	7,779,004
Xinyi Glass Holdings Ltd.	379,874	431,380
Xinyi Solar Holdings Ltd.	683,097	350,338
XPeng, Inc. Class A (b)	208,714	1,179,293
Yadea Group Holdings Ltd. (c)	184,478	318,641
Yangzijiang Shipbuilding Holdings Ltd.	427,000	829,574
Yankuang Ener-A (H Shares)	507,500	660,332
Zhaojin Mining Industry Co. Ltd. (H Shares)	234,500	410,946
Zhuzhou CRRC Times Electric Co. Ltd. (H Shares)	76,200	292,415
Zijin Mining Group Co. Ltd. (H Shares)	952,000	2,027,828
ZTE Corp. (H Shares)	121,000	301,153
TOTAL CHINA		298,818,283
Colombia - 0.0%
Bancolombia SA	42,233	360,750
Interconexion Electrica SA ESP	68,105	270,558
TOTAL COLOMBIA		631,308
Czech Republic - 0.0%
CEZ A/S	25,892	1,003,294
Komercni Banka A/S	11,384	393,194
MONETA Money Bank A/S (c)	41,234	205,480
TOTAL CZECH REPUBLIC		1,601,968
Denmark - 1.9%
A.P. Moller - Maersk A/S:
Series A	36	54,753
Series B	660	1,043,965
Ascendis Pharma A/S sponsored ADR (b)	7,465	916,851
Carlsberg A/S Series B	14,850	1,641,129
Coloplast A/S Series B	19,726	2,459,943
Danske Bank A/S	108,090	3,187,022
Demant A/S (b)	14,115	517,857
DSV A/S	27,201	5,912,011
Genmab A/S (b)	10,531	2,358,495
Novo Nordisk A/S Series B	500,265	56,112,230
Novonesis (NOVOZYMES) B Series B	55,869	3,500,698
ORSTED A/S (b)(c)	29,762	1,739,001
Pandora A/S	13,152	1,983,036
Svitzer A/S	2,336	81,140
Tryg A/S	52,957	1,247,137
Vestas Wind Systems A/S (b)	160,769	3,063,829
TOTAL DENMARK		85,819,097
Egypt - 0.0%
Abou Kir Fertilizers & Chemical Industries	59,323	69,079
Commercial International Bank SAE	405,569	662,830
Eastern Co. SAE	186,248	103,873
EFG Holding SAE (b)	159,488	72,136
Misr Fertilizers Production Co. SAE	60,633	52,631
Talaat Moustafa Group Holding	157,619	190,334
TOTAL EGYPT		1,150,883
Finland - 0.7%
Elisa Corp. (A Shares)	23,742	1,130,118
Fortum Corp.	68,175	1,003,349
Huhtamaki Oyj	15,196	595,721
Kesko Oyj	43,312	926,470
Kone OYJ (B Shares)	63,292	3,460,194
Metso Corp.	110,536	1,046,771
Neste OYJ	67,590	1,085,226
Nokia Corp.	840,864	3,978,990
Nordea Bank Abp	555,896	6,506,162
Orion Oyj (B Shares)	17,273	838,916
Sampo Oyj (A Shares)	82,396	3,647,788
Stora Enso Oyj (R Shares)	97,619	1,085,211
UPM-Kymmene Corp.	84,985	2,489,475
Valmet Corp.	23,209	593,524
Wartsila Corp.	77,968	1,485,018
TOTAL FINLAND		29,872,933
France - 5.2%
Accor SA	29,018	1,314,970
Air Liquide SA	91,643	16,431,719
Airbus Group NV	98,217	14,982,142
Arkema SA	10,021	875,843
AXA SA	271,916	10,210,209
BNP Paribas SA	159,602	10,899,864
Bouygues SA	29,508	944,624
Bureau Veritas SA	46,110	1,456,535
Capgemini SA	24,657	4,277,517
Carrefour SA	80,066	1,271,524
Compagnie de St.-Gobain	80,008	7,255,521
Compagnie Generale des Etablissements Michelin SCA Series B	113,919	3,849,952
Credit Agricole SA	157,612	2,415,892
Danone SA	100,002	7,143,998
Dassault Systemes SA	104,223	3,567,051
Edenred SA	39,948	1,284,049
Eiffage SA	11,364	1,056,387
Engie SA	276,720	4,638,247
EssilorLuxottica SA	45,704	10,708,509
Getlink SE	51,065	865,684
Hermes International SCA	5,365	12,103,405
Kering SA	11,177	2,791,687
L'Oreal SA	36,466	13,680,966
Legrand SA	41,765	4,713,951
LVMH Moet Hennessy Louis Vuitton SE	40,472	26,943,042
Orange SA	291,080	3,197,718
Pernod Ricard SA	31,209	3,878,512
Publicis Groupe SA	36,739	3,905,169
Renault SA	29,522	1,345,516
Safran SA	53,513	12,113,508
Sartorius Stedim Biotech	4,419	881,080
Societe Generale Series A	114,617	3,291,971
Sodexo SA	12,959	1,124,873
Teleperformance	9,044	953,265
Thales SA	14,327	2,308,798
TotalEnergies SE	353,508	22,184,643
Unibail-Rodamco-Westfield NV	16,065	1,308,506
Veolia Environnement SA	99,176	3,148,808
VINCI SA	81,215	9,097,763
Vivendi SA	98,159	1,045,729
TOTAL FRANCE		235,469,147
Germany - 4.9%
adidas AG	26,228	6,281,377
Allianz SE	62,084	19,544,376
BASF AG	141,683	6,887,582
Bayer AG	155,988	4,203,399
Bayerische Motoren Werke AG (BMW)	44,259	3,481,682
Beiersdorf AG	15,471	2,086,744
BioNTech SE ADR (b)	13,888	1,570,733
Brenntag SE	20,412	1,328,637
Carl Zeiss Meditec AG	5,660	354,624
Commerzbank AG	157,739	2,801,911
Continental AG	17,172	1,071,711
Covestro AG (b)(c)	30,186	1,910,987
Daimler Truck Holding AG	82,247	3,400,533
Deutsche Bank AG	315,384	5,359,953
Deutsche Borse AG	29,914	6,948,373
Deutsche Lufthansa AG	95,255	661,915
Deutsche Post AG ADR	146,753	5,894,999
Deutsche Telekom AG	553,447	16,732,652
E.ON SE	356,781	4,818,119
Fresenius Medical Care AG & Co. KGaA	31,821	1,245,633
Fresenius SE & Co. KGaA (b)	66,108	2,410,389
GEA Group AG	24,820	1,222,467
Hannover Reuck SE	9,565	2,512,645
HeidelbergCement AG	21,373	2,352,746
Henkel AG & Co. KGaA	16,026	1,249,895
Infineon Technologies AG	206,599	6,533,618
Knorr-Bremse AG	10,644	875,298
LEG Immobilien AG	11,959	1,129,389
Mercedes-Benz Group AG (Germany)	122,374	7,434,305
Merck KGaA	20,404	3,373,557
MTU Aero Engines AG	8,516	2,785,468
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	21,215	10,848,932
Nemetschek SE	9,124	987,005
Puma AG	16,390	744,863
Rheinmetall AG	6,912	3,557,767
RWE AG	107,244	3,472,809
SAP SE	161,893	37,799,603
Scout24 AG (c)	11,797	1,015,668
Siemens AG	119,343	23,218,165
Siemens Energy AG (b)	90,052	3,676,216
Siemens Healthineers AG (c)	44,657	2,330,174
Symrise AG	21,045	2,531,822
Vonovia SE	130,048	4,266,425
Zalando SE (b)(c)	34,254	1,029,115
TOTAL GERMANY		223,944,281
Greece - 0.1%
Alpha Services and Holdings SA	337,507	506,447
Eurobank Ergasias Services and Holdings SA	395,417	818,205
GEK Terna Holding Real Estate Construction SA	9,213	173,371
Hellenic Telecommunications Organization SA	30,207	498,451
Jumbo SA	18,289	487,400
Metlen Energy & Metals SA	17,796	620,605
Motor Oil (HELLAS) Corinth Refineries SA	9,818	209,746
National Bank of Greece SA	119,309	931,809
OPAP SA	29,070	495,816
Piraeus Financial Holdings SA	155,711	582,310
Public Power Corp. of Greece	31,168	408,531
Star Bulk Carriers Corp.	18,952	362,173
Terna Energy SA	8,677	186,880
TOTAL GREECE		6,281,744
Guatemala - 0.0%
Millicom International Cellular SA (depository receipt) (b)	14,872	412,609
Hong Kong - 1.1%
AIA Group Ltd.	1,754,200	13,844,705
ASMPT Ltd.	50,000	542,042
CK Asset Holdings Ltd.	293,329	1,199,119
CK Infrastructure Holdings Ltd.	94,500	668,718
CLP Holdings Ltd.	267,500	2,272,306
Futu Holdings Ltd. ADR (b)	9,208	874,668
Hang Lung Properties Ltd.	284,047	238,589
Hang Seng Bank Ltd.	113,900	1,393,247
Henderson Land Development Co. Ltd.	212,500	681,420
HKT Trust/HKT Ltd. unit	562,000	698,401
Hong Kong & China Gas Co. Ltd.	1,709,393	1,324,038
Hong Kong Exchanges and Clearing Ltd.	189,153	7,573,756
Hongkong Land Holdings Ltd.	165,539	709,763
Jardine Matheson Holdings Ltd.	32,161	1,235,756
Link (REIT)	405,134	1,887,689
MTR Corp. Ltd.	247,998	902,314
New World Development Co. Ltd. (a)	215,000	216,090
Orient Overseas International Ltd.	21,500	293,071
Power Assets Holdings Ltd.	215,000	1,432,173
Prudential PLC	433,389	3,607,898
Sino Biopharmaceutical Ltd.	1,550,500	704,341
Sino Land Ltd.	552,819	553,238
Sun Hung Kai Properties Ltd.	239,000	2,587,884
Swire Pacific Ltd. (A Shares)	64,000	536,043
Swire Properties Ltd.	161,400	328,481
Techtronic Industries Co. Ltd.	206,500	2,987,115
WH Group Ltd. (c)	1,232,000	958,886
Wharf Real Estate Investment Co. Ltd.	250,000	751,648
TOTAL HONG KONG		51,003,399
Hungary - 0.1%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)	73,333	508,858
OTP Bank PLC	38,170	1,900,007
Richter Gedeon PLC	22,095	638,233
TOTAL HUNGARY		3,047,098
India - 4.0%
Adani Enterprises Ltd.	45,163	1,579,555
Adani Green Energy Ltd. (b)	57,964	1,097,790
Adani Ports & Special Economic Zone Ltd.	116,483	1,900,447
Adani Power Ltd. (b)	140,951	989,613
Asian Paints Ltd.	71,430	2,487,703
Axis Bank Ltd.	363,794	4,997,363
Bajaj Auto Ltd.	10,595	1,237,401
Bajaj Finance Ltd.	44,195	3,609,781
Bharat Electronics Ltd.	566,042	1,910,679
Bharat Petroleum Corp. Ltd.	309,029	1,139,916
Bharti Airtel Ltd.	424,203	8,119,235
Coal India Ltd.	360,503	1,933,671
DLF Ltd.	102,391	995,283
GAIL India Ltd.	425,576	1,008,364
HCL Technologies Ltd.	167,994	3,515,117
HDFC Bank Ltd.	894,235	18,380,252
Hindalco Industries Ltd.	233,289	1,892,951
Hindustan Aeronautics Ltd.	29,517	1,485,312
Hindustan Unilever Ltd.	141,589	4,250,929
ICICI Bank Ltd.	826,444	12,676,944
Indian Oil Corp. Ltd.	605,457	1,020,399
IndusInd Bank Ltd.	93,023	1,163,740
Infosys Ltd.	573,184	11,958,960
InterGlobe Aviation Ltd. (b)(c)	29,993	1,440,809
ITC Ltd.	477,153	2,768,317
Jio Financial Services Ltd. (b)	524,434	2,005,812
Kotak Mahindra Bank Ltd.	173,453	3,560,933
Larsen & Toubro Ltd.	106,919	4,592,767
Ltimindtree Ltd. (c)	14,463	978,668
Mahindra & Mahindra Ltd.	142,091	4,588,344
Maruti Suzuki India Ltd.	20,958	2,750,712
NTPC Ltd.	757,516	3,663,692
Oil & Natural Gas Corp. Ltd.	617,161	1,946,304
Power Finance Corp. Ltd.	230,502	1,238,280
Power Grid Corp. of India Ltd.	726,611	2,763,940
REC Ltd.	192,972	1,191,410
Reliance Industries Ltd.	547,276	8,653,283
Reliance Industries Ltd. (b)	547,276	8,591,401
Shriram Finance Ltd.	44,714	1,660,062
State Bank of India	284,378	2,767,282
Sun Pharmaceutical Industries Ltd.	167,179	3,668,689
Suzlon Energy Ltd. (b)	1,709,949	1,355,937
Tata Consultancy Services Ltd.	160,708	7,559,037
Tata Motors Ltd.	285,030	2,819,168
Tata Power Co. Ltd./The	269,773	1,406,172
Tata Steel Ltd.	1,150,328	2,021,674
Titan Co. Ltd.	66,241	2,565,763
Trent Ltd.	28,749	2,429,310
Ultratech Cement Ltd.	18,285	2,401,047
Varun Beverages Ltd.	190,669	1,343,188
Vedanta Ltd.	266,767	1,468,426
Wipro Ltd.	224,588	1,461,898
Yes Bank Ltd. (b)	2,951,176	712,402
Zomato Ltd. (b)	1,064,854	3,054,992
TOTAL INDIA		178,781,124
Indonesia - 0.5%
PT Adaro Energy Indonesia Tbk	2,205,200	507,557
PT Aneka Tambang Tbk	1,168,300	118,775
PT Astra International Tbk	3,261,900	1,058,968
PT Bank Central Asia Tbk	8,205,700	5,310,701
PT Bank Mandiri (Persero) Tbk	7,098,900	3,013,619
PT Bank Negara Indonesia (Persero) Tbk	2,362,000	787,812
PT Bank Rakyat Indonesia (Persero) Tbk	11,302,953	3,445,752
PT Barito Pacific Tbk	4,192,373	265,426
PT Bumi Resources Minerals Tbk (b)	12,825,900	299,836
PT Bumi Resources Tbk (b)	27,606,400	242,291
PT Charoen Pokphand Indonesia Tbk	1,120,300	375,050
PT GoTo Gojek Tokopedia Tbk (b)	156,983,796	677,626
PT Indah Kiat Pulp & Paper Tbk	392,700	201,706
PT Indofood CBP Sukses Makmur Tbk	357,300	278,056
PT Indofood Sukses Makmur Tbk	713,100	345,019
PT Indosat Tbk	1,317,200	207,924
PT Kalbe Farma Tbk	3,090,300	315,127
PT Merdeka Copper Gold Tbk (b)	2,148,110	332,066
PT Mitra Adiperkasa Tbk	1,359,300	136,580
PT Mitra Keluarga Karyasehat Tbk	901,600	154,275
PT Perusahaan Gas Negara Tbk Series B	1,692,900	168,589
PT Sarana Menara Nusantara Tbk	3,272,600	166,820
PT Semen Indonesia (Persero) Tbk	558,360	140,397
PT Sumber Alfaria Trijaya Tbk	2,622,400	549,730
PT Telkom Indonesia Persero Tbk	7,660,000	1,369,170
PT United Tractors Tbk	242,100	422,591
TOTAL INDONESIA		20,891,463
Ireland - 0.2%
AerCap Holdings NV	30,148	2,820,345
AIB Group PLC	264,463	1,407,855
Bank of Ireland Group PLC	160,370	1,476,132
Kerry Group PLC Class A	24,331	2,421,643
Kingspan Group PLC (Ireland)	24,448	2,144,751
TOTAL IRELAND		10,270,726
Israel - 0.6%
Airport City Ltd. (b)	8,600	131,229
Alony Hetz Properties & Investments Ltd.	27,176	220,874
Amot Investments Ltd.	30,267	147,711
Azrieli Group	6,079	466,245
Bank Hapoalim BM (Reg.)	215,542	2,253,830
Bank Leumi le-Israel BM	243,169	2,479,569
Bezeq The Israel Telecommunication Corp. Ltd.	306,687	394,006
Big Shopping Centers Ltd. (b)	2,711	325,861
Camtek Ltd.	4,233	335,313
Check Point Software Technologies Ltd. (b)	14,025	2,429,270
Clal Insurance Enterprises Holdings Ltd. (b)	9,681	185,822
Delek Group Ltd.	1,433	169,484
Elbit Systems Ltd. (Israel)	4,022	920,696
Electra Israel Ltd.	265	120,977
Enlight Renewable Energy Ltd. (b)	18,087	288,098
First International Bank of Israel	8,082	359,806
Global-e Online Ltd. (a)(b)	15,762	605,891
Harel Insurance Investments and Financial Services Ltd.	15,834	165,273
Icl Group Ltd.	111,049	459,304
Isracard Ltd.	29,160	113,191
Israel Corp. Ltd. (Class A)	685	150,553
Israel Discount Bank Ltd. (Class A)	194,554	1,147,392
JFrog Ltd. (b)	14,796	431,747
Kornit Digital Ltd. (a)(b)	7,926	181,426
Melisron Ltd.	3,966	315,862
Mivne Real Estate KD Ltd.	101,750	278,655
Mizrahi Tefahot Bank Ltd.	24,912	1,031,039
NICE Ltd. (b)	10,105	1,785,678
Nova Ltd. (b)	4,589	862,407
Perion Network Ltd. (b)	6,432	52,421
Phoenix Financial Ltd.	26,553	308,148
Plus500 Ltd.	11,400	344,268
Reit 1 Ltd.	25,237	114,786
Sapiens International Corp. NV	4,568	171,448
Shufersal Ltd.	32,768	290,973
Strauss Group Ltd.	9,681	163,585
Teva Pharmaceutical Industries Ltd. sponsored ADR (b)	179,564	3,311,160
Tower Semiconductor Ltd. (b)	17,393	731,489
Wix.com Ltd. (b)	8,898	1,487,034
ZIM Integrated Shipping Services Ltd. (a)	14,406	342,719
TOTAL ISRAEL		26,075,240
Italy - 1.7%
A2A SpA	245,344	560,433
Amplifon SpA	14,781	413,205
Azimut Holding SpA	17,072	422,655
Banca Popolare di Sondrio SCARL	73,768	550,855
Banco BPM SpA	241,770	1,629,457
BPER Banca	167,578	1,020,785
Brunello Cucinelli SpA	5,276	521,098
Buzzi SpA	13,735	537,550
Davide Campari Milano NV	91,045	611,255
Enel SpA	1,225,697	9,295,780
Eni SpA	343,117	5,226,766
Ferrari NV (Italy)	17,548	8,394,831
FinecoBank SpA	97,036	1,550,015
Generali	171,422	4,764,162
Hera SpA	123,296	472,086
Infrastrutture Wireless Italiane SpA (c)	55,325	622,861
Interpump Group SpA	13,331	592,212
Intesa Sanpaolo SpA	2,550,808	10,917,487
Italgas SpA	77,175	472,202
Leonardo SpA	63,407	1,515,292
Mediobanca SpA	93,824	1,548,206
Moncler SpA	36,277	2,010,108
Nexi SpA (b)(c)	131,682	831,062
Poste Italiane SpA (c)	72,575	1,021,528
Prada SpA	78,900	605,756
Prysmian SpA	46,928	3,308,797
Recordati SpA	16,032	908,562
Reply SpA	3,550	541,770
Reply SpA rights (b)	3,550	0
Ryanair Holdings PLC sponsored ADR (a)	37,333	1,652,359
Snam SpA	323,323	1,553,787
Telecom Italia SpA (b)	1,271,911	321,945
Telecom Italia SpA (Risparmio Shares) (b)	225,793	65,994
Terna - Rete Elettrica Nazionale	223,913	1,939,723
UniCredit SpA	259,717	11,489,676
Unipol Gruppo SpA	71,554	889,630
TOTAL ITALY		78,779,890
Japan - 16.1%
Activia Properties, Inc.	113	240,996
Adeka Corp.	16,800	303,082
Advance Residence Investment Corp.	227	456,160
Advantest Corp.	121,600	7,040,598
AEON Co. Ltd.	138,400	3,391,236
AGC, Inc.	34,800	1,066,451
Aica Kogyo Co. Ltd.	10,100	218,561
Air Water, Inc.	35,400	445,299
Aisin Seiki Co. Ltd.	101,500	1,055,334
Ajinomoto Co., Inc.	76,100	2,923,439
Alfresa Holdings Corp.	28,900	416,971
Alps Alpine Co. Ltd.	29,800	292,837
Amada Co. Ltd.	52,300	515,412
Ana Holdings, Inc.	25,100	494,388
Aozora Bank Ltd. (a)	20,700	356,872
Asahi Group Holdings	241,500	2,899,274
ASAHI INTECC Co. Ltd.	36,400	583,260
Asahi Kasei Corp.	223,700	1,543,236
Asics Corp.	119,300	2,083,801
Astellas Pharma, Inc.	285,800	3,346,240
Azbil Corp.	75,200	584,752
Bandai Namco Holdings, Inc.	104,500	2,190,961
BayCurrent Consulting, Inc.	21,000	682,480
Biprogy, Inc.	12,600	397,606
Bridgestone Corp.	92,700	3,303,375
Brother Industries Ltd.	41,300	804,410
Calbee, Inc.	16,800	375,638
Canon, Inc.	152,500	4,960,061
Capcom Co. Ltd.	53,000	1,048,789
Casio Computer Co. Ltd.	35,000	255,117
Central Japan Railway Co.	162,500	3,365,251
Chiba Bank Ltd.	114,400	834,859
Chubu Electric Power Co., Inc.	121,200	1,393,214
Chugai Pharmaceutical Co. Ltd.	101,200	4,815,247
Chugoku Electric Power Co., Inc.	50,400	366,794
Coca-Cola Bottlers Japan, Inc.	23,100	295,884
COMSYS Holdings Corp.	19,400	407,034
Concordia Financial Group Ltd.	186,600	924,286
Cosmo Energy Holdings Co. Ltd.	11,100	547,893
Cosmos Pharmaceutical Corp.	7,400	355,667
Credit Saison Co. Ltd.	25,900	582,550
CyberAgent, Inc.	65,400	426,912
Dai Nippon Printing Co. Ltd.	72,000	1,249,659
Dai-ichi Mutual Life Insurance Co.	151,200	3,769,465
Daicel Chemical Industries Ltd.	41,400	365,399
Daifuku Co. Ltd.	60,100	1,129,684
Daiichi Sankyo Co. Ltd.	309,700	10,080,191
Daikin Industries Ltd.	46,500	5,582,638
Daito Trust Construction Co. Ltd.	9,700	1,071,884
Daiwa House Industry Co. Ltd.	99,200	2,959,003
Daiwa House REIT Investment Corp.	367	558,999
Daiwa Securities Group, Inc.	219,500	1,436,031
DENSO Corp.	335,200	4,761,011
Dentsu Group, Inc.	35,100	1,083,458
Dexerials Corp.	27,300	416,805
Dic Corp.	13,000	283,026
Disco Corp.	15,000	4,268,022
Dmg Mori Co. Ltd.	20,000	381,361
Dowa Holdings Co. Ltd.	9,600	326,162
East Japan Railway Co.	178,900	3,593,268
Ebara Corp.	64,500	969,332
Eisai Co. Ltd.	47,100	1,595,754
Electric Power Development Co. Ltd.	27,400	457,893
ENEOS Holdings, Inc.	480,100	2,421,888
Exeo Group, Inc.	32,800	335,700
Ezaki Glico Co. Ltd.	8,800	259,268
FANUC Corp.	148,500	3,939,901
Fast Retailing Co. Ltd.	32,800	10,486,866
Food & Life Companies Ltd.	18,000	354,953
Frontier Real Estate Investment Corp.	80	212,443
Fuji Electric Co. Ltd.	23,300	1,186,620
FUJIFILM Holdings Corp.	196,500	4,674,405
Fujikura Ltd.	43,700	1,606,117
Fujitsu Ltd.	272,900	5,246,732
Fukuoka Financial Group, Inc.	30,200	688,910
GLP J-REIT	775	681,474
GMO Payment Gateway, Inc.	7,100	425,270
GOLDWIN, Inc.	6,700	347,499
Hakuhodo DY Holdings, Inc.	45,800	362,961
Hamamatsu Photonics K.K.	45,600	602,953
Hankyu Hanshin Holdings, Inc.	40,400	1,098,478
Harmonic Drive Systems, Inc.	9,200	167,188
Haseko Corp.	33,900	409,753
Hikari Tsushin, Inc.	3,700	746,780
Hirose Electric Co. Ltd.	4,800	571,248
Hisamitsu Pharmaceutical Co., Inc.	11,800	346,936
Hitachi Construction Machinery Co. Ltd.	15,500	336,298
Hitachi Ltd.	735,700	18,484,360
Honda Motor Co. Ltd.	771,200	7,756,045
Horiba Ltd.	6,400	393,434
Hoshizaki Corp.	18,400	604,776
House Foods Group, Inc.	12,100	235,858
Hoya Corp.	55,700	7,452,328
Hulic Co. Ltd.	94,500	875,105
Ibiden Co. Ltd.	22,600	717,882
Idemitsu Kosan Co. Ltd.	155,985	1,063,418
IHI Corp.	24,600	1,309,677
Iida Group Holdings Co. Ltd.	26,500	384,171
Industrial & Infrastructure Fund Investment Corp.	393	296,812
INPEX Corp.	153,400	2,022,127
Internet Initiative Japan, Inc.	20,700	397,460
Invincible Investment Corp.	1,224	498,558
Isetan Mitsukoshi Holdings Ltd.	59,000	877,933
Isuzu Motors Ltd.	92,800	1,200,070
ITO EN Ltd.	10,300	225,729
Itochu Corp.	229,200	11,338,027
Iwatani Corp.	34,000	443,224
J. Front Retailing Co. Ltd.	41,100	436,469
Japan Airlines Co. Ltd.	22,700	364,064
Japan Airport Terminal Co. Ltd.	14,500	531,166
Japan Exchange Group, Inc.	164,200	1,924,599
Japan Hotel REIT Investment Corp.	821	378,563
Japan Logistics Fund, Inc.	145	259,802
Japan Post Bank Co. Ltd.	218,100	1,947,927
Japan Post Holdings Co. Ltd.	304,900	2,813,035
Japan Post Insurance Co. Ltd.	28,800	474,572
Japan Prime Realty Investment Corp.	154	338,344
Japan Real Estate Investment Corp.	227	825,702
Japan Retail Fund Investment Corp.	1,088	667,773
Japan Steel Works Ltd.	11,600	393,459
Japan Tobacco, Inc.	175,400	4,896,721
JEOL Ltd.	8,000	296,764
JFE Holdings, Inc.	101,400	1,220,793
JGC Holdings Corp.	36,700	315,007
JTEKT Corp.	39,600	267,103
Kadokawa Corp.	20,500	446,229
Kagome Co. Ltd.	13,400	265,446
Kajima Corp.	71,300	1,228,180
Kakaku.com, Inc.	19,400	297,887
Kamigumi Co. Ltd.	15,700	327,684
Kaneka Corp.	11,300	276,977
Kansai Electric Power Co., Inc.	128,200	2,055,954
Kansai Paint Co. Ltd.	29,700	483,713
Kao Corp.	74,300	3,274,802
Kawasaki Heavy Industries Ltd.	26,700	1,022,299
Kawasaki Kisen Kaisha Ltd.	107,200	1,480,865
KDDI Corp.	225,800	7,040,308
KDX Realty Investment Corp.	643	611,658
Keihan Electric Railway Co., Ltd.	17,800	332,277
Keikyu Corp.	42,200	330,413
Keio Corp.	21,200	474,118
Keisei Electric Railway Co.	27,400	712,889
Kewpie Corp.	17,800	420,940
Keyence Corp.	31,700	14,309,814
Kikkoman Corp.	154,500	1,812,710
Kinden Corp.	18,600	385,508
Kintetsu Group Holdings Co. Ltd.	30,900	718,163
Kirin Holdings Co. Ltd.	129,600	1,908,053
Kobayashi Pharmaceutical Co. Ltd.	8,400	312,885
Kobe Bussan Co. Ltd.	23,900	586,260
Kobe Steel Ltd.	64,000	689,773
Koito Manufacturing Co. Ltd.	38,400	497,236
Kokuyo Co. Ltd.	14,900	239,716
Komatsu Ltd.	154,500	3,999,279
Konami Group Corp.	16,400	1,503,222
Konica Minolta, Inc.	77,300	322,686
Kose Corp.	5,600	307,753
Kubota Corp.	168,000	2,146,550
Kuraray Co. Ltd.	53,500	725,004
Kurita Water Industries Ltd.	17,400	652,582
Kyocera Corp.	224,500	2,276,814
Kyoto Financial Group, Inc.	48,400	710,337
Kyowa Kirin Co., Ltd.	40,200	662,567
Kyushu Electric Power Co., Inc.	77,400	866,786
Kyushu Financial Group, Inc.	65,200	295,280
Kyushu Railway Co.	25,100	660,394
LaSalle Logiport REIT	298	283,567
Lasertec Corp.	12,900	1,750,475
Lion Corp.	45,600	503,043
LIXIL Group Corp.	43,900	515,315
LY Corp.	426,800	1,164,220
M3, Inc.	69,400	713,261
Mabuchi Motor Co. Ltd.	17,200	246,124
Makita Corp.	44,500	1,453,009
Marubeni Corp.	265,900	3,975,001
Marui Group Co. Ltd.	30,200	474,209
Maruichi Steel Tube Ltd.	11,800	254,292
MatsukiyoCocokara & Co.	62,600	852,279
Mazda Motor Corp.	94,500	668,067
McDonald's Holdings Co. (Japan) Ltd. (a)	13,400	567,851
Mebuki Financial Group, Inc.	163,200	610,434
Medipal Holdings Corp.	31,900	505,415
Meiji Holdings Co. Ltd.	42,700	996,071
Minebea Mitsumi, Inc.	64,500	1,135,489
Misumi Group, Inc.	45,700	743,793
Mitsubishi Chemical Group Corp.	224,900	1,213,581
Mitsubishi Corp.	662,700	12,123,485
Mitsubishi Electric Corp.	335,400	5,900,535
Mitsubishi Estate Co. Ltd.	201,800	2,984,224
Mitsubishi Gas Chemical Co., Inc.	32,500	564,831
Mitsubishi HC Capital, Inc.	152,200	1,019,168
Mitsubishi Heavy Industries Ltd.	535,300	7,556,804
Mitsubishi Logistics Corp.	56,000	375,415
Mitsubishi Materials Corp.	19,600	321,579
Mitsubishi Motors Corp. of Japan	109,200	324,437
Mitsubishi UFJ Financial Group, Inc.	1,957,500	20,632,527
Mitsui & Co. Ltd.	480,300	9,792,188
Mitsui Chemicals, Inc.	30,600	699,082
Mitsui Fudosan Co. Ltd.	446,300	3,807,991
Mitsui Fudosan Logistics Park, Inc.	360	239,690
Mitsui OSK Lines Ltd.	56,900	1,937,193
Miura Co. Ltd.	17,000	396,962
Mizuho Financial Group, Inc.	402,940	8,369,469
MonotaRO Co. Ltd.	38,700	583,842
MS&AD Insurance Group Holdings, Inc.	209,600	4,636,212
Murata Manufacturing Co. Ltd.	294,100	5,138,255
Nabtesco Corp.	18,500	299,880
Nagase & Co. Ltd.	18,000	373,544
Nagoya Railroad Co. Ltd.	30,000	332,499
Nankai Electric Railway Co. Ltd.	17,700	278,194
NEC Corp.	43,300	3,684,413
Net One Systems Co. Ltd.	12,500	303,486
Nexon Co. Ltd.	65,600	1,136,976
NGK Insulators Ltd.	42,100	518,634
NH Foods Ltd.	16,300	564,637
NHK Spring Co. Ltd.	33,200	406,363
Nichirei Corp.	21,000	586,848
Nidec Corp.	167,800	3,342,714
Nifco, Inc.	14,000	325,236
Nihon Kohden Corp.	28,400	423,339
Nihon M&A Center Holdings, Inc.	46,200	199,993
Nikon Corp.	51,300	635,514
Nintendo Co. Ltd.	185,500	9,798,664
Nippon Accommodations Fund, Inc.	80	320,363
Nippon Building Fund, Inc.	1,360	1,166,542
Nippon Express Holdings, Inc.	12,900	635,995
Nippon Paint Holdings Co. Ltd.	168,800	1,291,907
Nippon Sanso Holdings Corp.	33,600	1,166,324
Nippon Shinyaku Co. Ltd.	9,800	262,924
Nippon Steel Corp.	154,700	3,095,451
Nippon Telegraph & Telephone Corp.	4,734,800	4,568,303
Nippon Yusen KK	73,100	2,447,347
Nissan Chemical Corp.	22,000	743,055
Nissan Motor Co. Ltd.	361,300	962,522
Nisshin Seifun Group, Inc.	40,500	472,839
Nissin Food Holdings Co. Ltd.	39,300	1,058,229
Niterra Co. Ltd.	26,800	759,549
Nitori Holdings Co. Ltd.	13,600	1,732,024
Nitto Denko Corp.	113,500	1,867,500
NOF Corp.	38,600	627,115
Nomura Holdings, Inc.	470,900	2,414,730
Nomura Real Estate Holdings, Inc.	17,400	428,383
Nomura Real Estate Master Fund, Inc.	699	659,866
Nomura Research Institute Ltd.	70,100	2,096,930
NSK Ltd.	68,900	314,164
NTT Data Corp.	91,300	1,444,387
Obayashi Corp.	115,200	1,412,263
OBIC Co. Ltd.	52,500	1,715,565
Odakyu Electric Railway Co. Ltd.	58,800	616,924
Oji Holdings Corp.	150,700	560,394
Olympus Corp.	186,800	3,288,108
OMRON Corp.	30,900	1,219,973
Ono Pharmaceutical Co. Ltd.	73,700	920,527
Open House Group Co. Ltd.	10,400	383,358
Oracle Corp. Japan	5,200	497,448
Oriental Land Co. Ltd.	193,300	4,671,511
ORIX Corp.	183,100	3,857,895
ORIX JREIT, Inc.	427	440,784
Osaka Gas Co. Ltd.	65,700	1,407,863
Otsuka Corp.	35,500	796,743
Otsuka Holdings Co. Ltd.	84,000	5,074,504
Pan Pacific International Holdings Ltd.	84,700	2,101,263
Panasonic Holdings Corp.	366,300	3,014,664
Park24 Co. Ltd. (b)	20,800	258,520
Persol Holdings Co. Ltd.	280,000	470,270
Rakuten Group, Inc. (b)	235,700	1,406,789
Recruit Holdings Co. Ltd.	261,800	15,986,170
Renesas Electronics Corp.	258,700	3,466,146
Rengo Co. Ltd.	39,200	237,432
Resona Holdings, Inc.	372,000	2,454,369
Resonac Holdings Corp.	28,500	677,884
Ricoh Co. Ltd.	95,800	1,037,771
Rinnai Corp.	18,300	400,897
ROHM Co. Ltd.	55,200	608,571
Rohto Pharmaceutical Co. Ltd.	34,600	778,063
Ryohin Keikaku Co. Ltd.	44,700	731,511
Sankyu, Inc.	8,700	302,191
Sanrio Co. Ltd.	32,500	881,690
Santen Pharmaceutical Co. Ltd.	58,500	699,593
Sanwa Holdings Corp.	36,700	929,760
Sapporo Holdings Ltd.	12,300	590,394
SBI Holdings, Inc. Japan	42,700	937,654
Screen Holdings Co. Ltd.	16,200	1,034,219
SCSK Corp.	23,500	438,503
Secom Co. Ltd.	66,600	2,368,490
Sega Sammy Holdings, Inc.	24,400	459,187
Seibu Holdings, Inc.	39,500	881,980
Seiko Epson Corp.	50,300	914,236
Seino Holdings Co. Ltd.	24,500	395,128
Sekisui Chemical Co. Ltd.	65,000	917,339
Sekisui House (REIT), Inc.	676	321,434
Sekisui House Ltd.	104,900	2,533,500
Seven & i Holdings Co. Ltd.	380,200	5,474,858
SG Holdings Co. Ltd.	74,200	744,104
Sharp Corp. (b)	44,800	272,731
SHIFT, Inc. (b)	1,900	190,944
Shimadzu Corp.	43,700	1,289,056
Shimamura Co. Ltd.	7,600	391,218
SHIMANO, Inc.	12,900	1,895,135
SHIMIZU Corp.	89,900	595,581
Shin-Etsu Chemical Co. Ltd.	317,000	11,616,137
Shinko Electric Industries Co. Ltd.	10,500	375,495
Shionogi & Co. Ltd.	129,000	1,842,475
Shiseido Co. Ltd.	64,300	1,387,910
Shizuoka Financial Group	78,400	625,596
SHO-BOND Holdings Co. Ltd.	7,300	256,803
Skylark Holdings Co. Ltd.	36,200	560,675
SMC Corp.	9,600	4,075,647
Socionext, Inc.	28,600	532,450
SoftBank Corp.	4,452,100	5,604,763
SoftBank Group Corp.	165,600	9,872,822
Sohgo Security Services Co., Ltd.	59,000	410,211
Sojitz Corp.	35,540	726,321
Sompo Holdings, Inc.	157,700	3,380,944
Sony Group Corp.	990,700	17,433,860
Sotetsu Holdings, Inc.	15,300	240,045
Square Enix Holdings Co. Ltd.	14,500	566,321
Stanley Electric Co. Ltd.	23,500	401,926
Subaru Corp.	95,900	1,712,700
Sugi Holdings Co. Ltd.	18,000	307,318
Sumco Corp.	54,100	517,273
Sumitomo Chemical Co. Ltd.	263,200	702,676
Sumitomo Corp.	193,900	4,090,595
Sumitomo Electric Industries Ltd.	125,700	1,933,588
Sumitomo Forestry Co. Ltd.	32,800	1,263,583
Sumitomo Heavy Industries Ltd.	19,600	436,746
Sumitomo Metal Mining Co. Ltd.	43,500	1,202,714
Sumitomo Mitsui Financial Group, Inc.	627,300	13,307,882
Sumitomo Mitsui Trust Holdings, Inc.	114,500	2,511,022
Sumitomo Realty & Development Co. Ltd.	75,600	2,242,579
Sumitomo Rubber Industries Ltd.	29,200	299,261
Sundrug Co. Ltd.	10,600	262,179
Suntory Beverage & Food Ltd.	20,300	684,809
Suzuken Co. Ltd.	10,300	336,748
Suzuki Motor Corp.	312,000	3,096,081
Sysmex Corp.	75,700	1,404,494
T&D Holdings, Inc.	86,400	1,379,138
Taiheiyo Cement Corp.	18,900	411,742
Taisei Corp.	29,100	1,225,445
Taiyo Yuden Co. Ltd.	20,900	365,536
Takashimaya Co. Ltd.	51,000	403,796
Takeda Pharmaceutical Co. Ltd.	251,984	7,030,660
TDK Corp.	308,800	3,630,036
TechnoPro Holdings, Inc.	16,500	294,498
Teijin Ltd.	30,600	274,001
Terumo Corp.	236,600	4,506,119
The Hachijuni Bank Ltd.	80,800	443,409
THK Co. Ltd.	18,300	302,123
TIS, Inc.	32,200	802,954
Tobu Railway Co. Ltd.	32,500	525,927
Toho Co. Ltd.	19,600	748,488
Toho Gas Co. Ltd.	15,100	377,632
Tohoku Electric Power Co., Inc.	79,500	779,807
Tokio Marine Holdings, Inc.	314,400	11,323,482
Tokyo Century Corp.	29,900	304,195
Tokyo Electric Power Co., Inc. (b)	123,400	498,353
Tokyo Electron Ltd.	74,900	11,021,764
Tokyo Gas Co. Ltd.	56,500	1,394,018
Tokyo Ohka Kogyo Co. Ltd.	18,800	432,677
Tokyo Seimitsu Co. Ltd.	6,200	333,618
Tokyo Tatemono Co. Ltd.	34,600	565,011
Tokyu Corp.	99,200	1,222,978
Tokyu Fudosan Holdings Corp.	94,600	590,343
Toppan Holdings, Inc.	50,600	1,480,113
Toray Industries, Inc.	260,900	1,418,793
Tosoh Corp.	51,500	639,919
Toto Ltd.	24,800	691,916
Toyo Seikan Group Holdings Ltd.	24,100	359,766
Toyo Suisan Kaisha Ltd.	16,300	957,524
Toyo Tire Corp.	18,900	268,151
Toyota Industries Corp.	29,800	2,065,797
Toyota Motor Corp.	1,955,000	33,685,425
Toyota Tsusho Corp.	112,900	1,919,155
Trend Micro, Inc.	19,900	1,041,216
Tsumura & Co.	10,500	343,185
Tsuruha Holdings, Inc.	6,100	341,208
Ube Corp.	16,600	273,045
Ulvac, Inc.	7,100	331,978
Unicharm Corp.	68,700	2,215,230
United Urban Investment Corp.	485	434,944
USS Co. Ltd.	69,600	582,884
Welcia Holdings Co. Ltd.	16,000	199,742
West Japan Railway Co.	78,200	1,389,906
Yakult Honsha Co. Ltd.	47,300	1,027,881
Yamada Holdings Co. Ltd.	93,700	269,059
Yamaguchi Financial Group, Inc.	34,100	333,901
Yamaha Corp.	80,700	651,674
Yamaha Motor Co. Ltd.	167,200	1,461,499
Yamato Holdings Co. Ltd.	49,800	528,189
Yamato Kogyo Co. Ltd.	7,400	353,458
Yamazaki Baking Co. Ltd.	25,500	517,870
Yaskawa Electric Corp.	41,900	1,200,833
Yokogawa Electric Corp.	37,000	820,357
Yokohama Rubber Co. Ltd.	22,100	453,009
Zenkoku Hosho Co. Ltd.	8,000	289,070
Zensho Holdings Co. Ltd.	14,500	727,452
Zeon Corp.	31,300	291,420
ZOZO, Inc.	21,000	680,935
TOTAL JAPAN		728,429,557
Jordan - 0.0%
Hikma Pharmaceuticals PLC	24,666	589,993
Korea (South) - 3.1%
Advanced Nano Products Co. Ltd.	1,608	100,600
Alteogen, Inc. (b)	6,673	1,812,589
AMOREPACIFIC Corp.	4,773	404,191
AMOREPACIFIC Group, Inc.	4,731	76,488
BGF Retail Co. Ltd.	1,387	116,431
BNK Financial Group, Inc.	45,193	309,182
Celltrion Pharm, Inc.	3,086	138,466
Celltrion, Inc.	22,824	3,010,817
Cheil Worldwide, Inc.	13,028	174,318
CJ CheilJedang Corp.	1,263	250,712
CJ Corp.	2,190	162,890
CJ ENM Co. Ltd. (b)	1,938	88,359
CJ Logistics Corp.	1,491	94,840
Cosmax, Inc.	1,218	133,044
Cosmo AM&T Co. Ltd. (b)	3,773	280,854
Cosmochemical Co. Ltd. (b)	4,292	66,195
Coupang, Inc. Class A (b)	205,709	5,305,235
Coway Co. Ltd.	8,841	405,242
CS Wind Corp.	4,369	184,523
Daeduck Electronics Co. Ltd.	4,750	58,569
Daejoo Electronic Materials Co. Ltd. (b)	1,739	135,261
DB HiTek Co. Ltd.	5,703	159,244
Db Insurance Co. Ltd.	7,034	556,230
Delivery Hero AG (b)(c)	32,552	1,381,902
DGB Financial Group Co. Ltd.	23,590	139,649
DL E&C Co. Ltd.	4,223	94,755
Dongjin Semichem Co. Ltd.	4,354	84,206
Doosan Bobcat, Inc.	8,880	239,879
Doosan Co. Ltd.	1,206	173,131
Doosan Fuel Cell Co. Ltd. (a)(b)	6,110	76,815
Doosan Heavy Industries & Construction Co. Ltd. (b)	69,815	1,006,384
Douzone Bizon Co. Ltd.	3,014	128,930
E-Mart, Inc.	2,870	135,518
Ecopro BM Co. Ltd. (a)(b)	8,431	1,032,249
Ecopro Co. Ltd. (b)	16,592	943,663
Enchem Co. Ltd. (b)	2,555	319,835
EO Technics Co. Ltd.	1,187	144,419
F&F Co. Ltd.	2,581	116,627
Fila Holdings Corp.	5,660	163,892
GS Engineering & Construction Corp. (b)	9,294	119,717
GS Holdings Corp.	7,294	217,971
GS Retail Co. Ltd.	7,241	113,743
Hana Financial Group, Inc.	46,549	2,014,911
HanAll BioPharma Co. Ltd. (b)	5,813	184,885
Hanjin Kal Corp.	4,517	276,598
Hankook Tire Co. Ltd.	11,682	298,499
Hanmi Pharm Co. Ltd.	1,087	251,741
Hanmi Science Co. Ltd.	5,353	184,715
Hanmi Semiconductor Co. Ltd.	6,879	448,998
Hanon Systems	34,293	98,241
Hansol Chemical Co. Ltd.	1,375	125,068
Hanwha Aerospace Co. Ltd.	4,782	1,269,429
Hanwha Corp.	7,223	146,532
Hanwha Industrial Solutions Co. Ltd.	5,009	152,345
Hanwha Life Insurance Co. Ltd.	40,931	87,615
Hanwha Ocean Co. Ltd. (b)	17,864	344,961
Hanwha Solutions Corp.	17,291	266,397
Hanwha Systems Co. Ltd.	12,039	158,673
HD Hyundai Co. Ltd.	7,380	427,211
HD Hyundai Electric Co. Ltd.	3,468	814,356
HD Hyundai Heavy Industries Co. Ltd. (b)	3,553	469,368
HD Hyundai Infracore Co. Ltd.	16,797	80,655
Hd Hyundai Mipo (b)	3,486	276,639
HD Korea Shipbuilding & Offshore Engineering Co. Ltd. (b)	7,345	975,006
HL Mando Co. Ltd.	4,982	130,567
HLB, Inc. (b)	19,340	920,567
HMM Co. Ltd.	45,408	562,829
Hotel Shilla Co.	4,611	148,562
HPSP Co. Ltd.	7,404	162,322
Hs Hyosung Advanced Materials	351	67,554
HUGEL, Inc. (b)	785	154,916
HYBE Co. Ltd.	3,437	461,902
Hyosung TNC Co. Ltd.	344	76,802
Hyundai Elevator Co. Ltd. (a)	3,097	106,213
Hyundai Engineering & Construction Co. Ltd.	11,884	240,130
Hyundai Glovis Co. Ltd.	6,820	602,005
Hyundai Marine & Fire Insurance Co. Ltd.	9,268	204,022
Hyundai Mobis	9,738	1,755,971
Hyundai Motor Co. Ltd.	22,087	3,413,214
Hyundai Rotem Co. Ltd.	11,186	503,626
Hyundai Steel Co.	12,790	234,555
Hyundai Wia Corp.	2,121	63,914
Industrial Bank of Korea	43,367	443,167
Isupetasys Co. Ltd.	7,758	198,286
JB Financial Group Co. Ltd.	14,778	192,344
JYP Entertainment Corp.	4,592	162,047
Kakao Corp.	48,860	1,304,700
Kakao Games Corp. (b)	6,188	79,366
Kakao Pay Corp. (b)	3,711	65,656
KakaoBank Corp.	55,941	874,996
Kangwon Land, Inc.	19,468	251,936
KB Financial Group, Inc.	60,271	3,934,606
KCC Corp.	688	130,839
KEPCO E&C	3,093	153,305
Kia Corp.	39,735	2,636,240
Kiwoom Securities Co. Ltd.	1,898	184,414
Koh Young Technology, Inc.	7,349	57,945
Korea Aerospace Industries Ltd.	11,168	472,559
Korea Electric Power Corp. (b)	39,438	661,509
Korea Investment Holdings Co. Ltd.	6,161	343,049
Korea Zinc Co. Ltd.	1,717	1,241,298
Korean Air Lines Co. Ltd.	29,344	508,191
Korean Reinsurance Co.	15,834	108,329
KRAFTON, Inc. (b)	4,810	1,153,693
KT&G Corp.	16,440	1,310,176
Kum Yang Co. Ltd. (b)	5,108	152,594
Kumho Petro Chemical Co. Ltd.	2,401	248,052
L&F Co. Ltd. (b)	4,009	340,702
Leeno Industrial, Inc.	1,511	197,521
LG Chemical Ltd.	7,393	1,667,718
LG Corp.	14,905	817,161
LG Display Co. Ltd. (b)	59,259	454,112
LG Electronics, Inc.	16,874	1,090,214
LG Energy Solution (b)	6,707	1,974,752
LG H & H Co. Ltd.	1,521	365,316
LG Innotek Co. Ltd.	2,108	268,467
LG Uplus Corp.	33,719	245,187
LIG Nex1 Co. Ltd.	1,795	320,528
LigaChem Biosciences, Inc. (b)	3,861	359,583
Lotte Chemical Corp.	3,062	211,171
Lotte Confectionery Co. Ltd.	5,518	95,752
Lotte Energy Materials Corp.	3,083	83,950
Lotte Shopping Co. Ltd.	1,888	90,254
LS Corp.	2,815	212,173
LS Electric Co. Ltd.	2,326	244,577
Lx Semicon Co. Ltd.	1,546	68,521
Meritz Financial Holdings Co.	12,786	949,383
Mirae Asset Securities Co. Ltd.	44,975	294,196
NAVER Corp.	23,834	2,924,966
NCSOFT Corp.	2,406	378,960
Netmarble Corp. (b)(c)	3,202	134,281
NH Investment & Securities Co. Ltd.	23,541	227,428
NongShim Co. Ltd.	564	153,143
Oci Holdings Co. Ltd.	2,116	105,184
Orion Corp./Republic of Korea	3,680	266,090
Pan Ocean Co., Ltd. (Korea)	32,842	84,445
Pearl Abyss Corp. (b)	5,408	151,333
POSCO	12,128	2,931,831
POSCO Chemtech Co. Ltd. (a)	4,922	793,078
POSCO ICT Co. Ltd.	7,633	149,609
Posco International Corp.	7,085	266,741
Rainbow Robotics (b)	1,194	104,996
S-Oil Corp.	6,326	263,267
S.M. Entertainment Co. Ltd.	1,590	81,585
S1 Corp.	2,449	114,923
Sam Chun Dang Pharm Co. Ltd. (b)	2,129	207,151
Samsung Biologics Co. Ltd. (b)(c)	2,967	2,152,883
Samsung C&T Corp.	11,948	1,012,150
Samsung Card Co. Ltd.	3,845	112,399
Samsung E&A Co. Ltd. (b)	24,988	322,647
Samsung Electro-Mechanics Co. Ltd.	8,648	737,705
Samsung Electronics Co. Ltd.	770,129	32,807,540
Samsung Fire & Marine Insurance Co. Ltd.	5,211	1,267,497
Samsung Heavy Industries Co. Ltd. (b)	112,979	781,859
Samsung Life Insurance Co. Ltd.	16,917	1,241,947
Samsung SDI Co. Ltd.	8,157	1,918,796
Samsung SDS Co. Ltd.	6,142	635,517
Samsung Securities Co. Ltd.	9,774	323,592
Shinhan Financial Group Co. Ltd.	80,989	3,026,737
Shinsegae Co. Ltd.	1,215	135,403
Shinsung Delta Tech Co. Ltd.	2,197	70,541
SK Biopharmaceuticals Co. Ltd. (b)	4,527	385,758
SK Bioscience Co. Ltd. (b)	3,724	145,863
SK Hynix, Inc.	85,588	11,241,350
SK IE Technology Co. Ltd. (b)(c)	3,858	95,540
SK Innovation Co., Ltd. (b)	8,860	751,132
SK Square Co. Ltd. (b)	14,188	859,617
SK, Inc.	5,737	615,932
SKC Co. Ltd. (b)	2,884	312,231
SOLUM Co. Ltd. (b)	5,424	75,130
SOOP Co. Ltd.	1,256	87,294
Soulbrain Co. Ltd.	578	84,497
ST Pharm Co. Ltd.	1,756	127,111
Taihan Electric Wire Co. Ltd. (b)	16,887	143,036
WeMade Entertainment Co. Ltd. (a)(b)	2,537	70,896
WONIK IPS Co. Ltd. (b)	4,458	88,686
Woori Financial Group, Inc.	105,468	1,178,022
Youngone Corp.	2,963	90,644
Yuhan Corp.	9,693	970,760
TOTAL KOREA (SOUTH)		140,250,337
Kuwait - 0.2%
Agility Global PLC	686,030	233,467
Agility Public Warehousing Co. KSC	229,140	186,092
Boubyan Bank KSC	221,460	403,049
Gulf Bank	377,501	386,612
Kuwait Finance House KSCP	1,782,593	4,191,942
Mabanee Co. SAKC	102,455	279,028
Mobile Telecommunication Co.	389,023	578,586
National Bank of Kuwait	1,329,714	3,686,422
National Industries Group Holding SAK	343,640	270,115
TOTAL KUWAIT		10,215,313
Luxembourg - 0.1%
Aperam SA	6,955	188,679
ArcelorMittal SA (Netherlands)	71,829	1,772,034
Eurofins Scientific SA	20,466	1,005,792
SES SA (France) (depositary receipt)	53,048	211,654
TOTAL LUXEMBOURG		3,178,159
Macau - 0.1%
Galaxy Entertainment Group Ltd.	322,000	1,433,086
Sands China Ltd. (b)	377,200	959,702
TOTAL MACAU		2,392,788
Malaysia - 0.5%
AMMB Holdings Bhd	353,000	409,810
Axiata Group Bhd	496,028	255,072
CelcomDigi Bhd	552,800	428,728
CIMB Group Holdings Bhd	1,207,696	2,189,951
Dialog Group Bhd	682,900	322,119
Gamuda Bhd	445,133	864,167
Genting Bhd	363,100	326,192
Genting Malaysia Bhd	453,800	231,573
Hong Leong Bank Bhd	118,600	553,306
IHH Healthcare Bhd	499,300	826,312
IJM Corp. Bhd	428,100	293,579
Inari Amertron Bhd	483,000	313,116
IOI Corp. Bhd	479,400	411,789
Kuala Lumpur Kepong Bhd	90,090	438,945
Malayan Banking Bhd	1,205,195	2,886,217
Malaysia Airports Holdings Bhd	172,191	398,342
Maxis Bhd	374,700	308,524
MISC Bhd	206,800	353,740
MR DIY Group M Sdn Bhd (c)	728,300	362,949
Nestle (Malaysia) Bhd	9,800	223,279
Petronas Chemicals Group Bhd	474,200	584,049
Petronas Dagangan Bhd	56,400	230,710
Petronas Gas Bhd	152,000	598,930
PPB Group Bhd	111,100	353,117
Press Metal Aluminium Holdings	619,800	667,067
Public Bank Bhd	2,417,900	2,433,092
QL Resources Bhd	264,150	288,821
RHB Bank Bhd	305,006	445,830
SD Guthrie Bhd	608,567	638,202
Sime Darby Bhd	490,900	258,883
Sunway Bhd	331,900	329,702
Telekom Malaysia Bhd	331,430	490,675
Tenaga Nasional Bhd	447,200	1,430,656
YTL Corp. Bhd	816,600	365,046
YTL Power International Bhd	401,900	279,945
TOTAL MALAYSIA		21,792,435
Mexico - 0.5%
Alfa SA de CV Series A	522,289	378,480
America Movil S.A.B. de CV Series L	3,026,400	2,391,233
Arca Continental S.A.B. de CV	79,100	677,209
Banco del Bajio SA (c)	119,900	266,531
Borr Drilling Ltd. (a)	30,387	126,739
CEMEX S.A.B. de CV unit	2,430,000	1,280,002
Coca-Cola FEMSA S.A.B. de CV unit	81,930	681,825
Corporacion Inmobiliaria Vesta S.A.B. de CV	133,900	349,915
Fibra Uno Administracion SA de CV	434,400	500,191
Fomento Economico Mexicano S.A.B. de CV unit	280,000	2,717,929
Gruma S.A.B. de CV Series B	27,855	481,162
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	64,895	1,125,264
Grupo Aeroportuario del Sureste S.A.B. de CV Series B	27,830	744,336
Grupo Aeroportuario Norte S.A.B. de CV	44,900	376,106
Grupo Bimbo S.A.B. de CV Series A	228,400	709,530
Grupo Carso SA de CV Series A1	85,500	514,081
Grupo Elektra SA de CV (d)	8,290	391,496
Grupo Financiero Banorte S.A.B. de CV	393,800	2,742,105
Grupo Financiero Inbursa S.A.B. de CV Series O (b)	288,200	647,134
Grupo Mexico SA de CV Series B	495,600	2,592,987
Industrias Penoles SA de CV (b)	28,490	447,522
Kimberly-Clark de Mexico SA de CV Series A	223,700	321,192
Orbia Advance Corp. S.A.B. de CV	137,000	125,706
Prologis Property Mexico SA	150,700	504,379
Promotora y Operadora de Infraestructura S.A.B. de CV	30,400	265,160
Qualitas Controladora S.A.B. de CV	31,800	222,478
Ternium SA sponsored ADR	6,978	238,020
Vista Energy S.A.B. de CV ADR (b)	12,312	613,876
Wal-Mart de Mexico SA de CV Series V	777,800	2,138,712
TOTAL MEXICO		24,571,300
Netherlands - 2.3%
Adyen BV (b)(c)	4,929	7,529,832
Akzo Nobel NV	26,909	1,717,157
Argenx SE (b)	9,493	5,597,605
ASM International NV (Netherlands)	7,389	4,116,748
ASML Holding NV (Netherlands)	63,416	42,850,844
BE Semiconductor Industries NV	12,298	1,310,158
Euronext NV (c)	15,228	1,679,616
EXOR NV	14,140	1,495,012
Heineken Holding NV	17,715	1,228,430
Heineken NV (Bearer)	43,820	3,593,973
IMCD NV	8,978	1,426,298
ING Groep NV (Certificaten Van Aandelen)	524,022	8,892,859
Koninklijke Ahold Delhaize NV	148,392	4,892,440
Koninklijke KPN NV	531,687	2,077,985
Koninklijke Philips Electronics NV	126,822	3,336,537
NN Group NV	45,012	2,212,584
Universal Music Group NV	122,476	3,082,255
Wolters Kluwer NV	39,597	6,663,182
TOTAL NETHERLANDS		103,703,515
New Zealand - 0.2%
Auckland International Airport Ltd.	238,031	1,029,232
Contact Energy Ltd.	127,119	646,786
Fisher & Paykel Healthcare Corp. Ltd.	93,549	2,004,857
Fletcher Building Ltd.	159,695	283,961
Infratil Ltd.	153,919	1,155,543
Mercury Nz Ltd.	105,722	416,131
Meridian Energy Ltd.	198,673	705,561
Spark New Zealand Ltd.	292,341	507,208
The a2 Milk Co. Ltd. (a)(b)	109,297	413,433
Xero Ltd. (b)	22,819	2,216,993
TOTAL NEW ZEALAND		9,379,705
Norway - 0.5%
Aker ASA (A Shares)	3,688	192,108
Aker BP ASA	49,668	1,059,264
AutoStore Holdings Ltd. (b)(c)	156,144	141,947
DNB Bank ASA	136,808	2,825,656
Equinor ASA	123,821	2,942,260
Europris ASA (c)	26,987	167,071
Frontline PLC	22,653	436,371
Gjensidige Forsikring ASA	29,966	540,740
Golden Ocean Group Ltd.	20,213	217,929
Kongsberg Gruppen ASA	13,986	1,455,789
Leroy Seafood Group ASA	44,417	203,911
Mowi ASA	70,392	1,209,761
Nordic VLSI ASA (b)	26,674	263,583
Norsk Hydro ASA	211,219	1,311,110
Orkla ASA	120,310	1,112,300
Protector Forsikring ASA	10,286	266,496
Salmar ASA	11,323	574,374
Schibsted ASA:
(A Shares)	11,095	373,592
(B Shares)	15,969	497,062
Seadrill Ltd. (b)	10,921	429,741
SFL Corp. Ltd.	17,646	187,224
Sparebank 1 Sor-Norge ASA (primary capital certificate)	29,330	387,682
Sparebanken Midt-Norge	19,341	285,468
Storebrand ASA (A Shares)	70,727	804,344
Telenor ASA	100,806	1,238,058
TGS ASA	31,123	282,648
Tomra Systems ASA (a)	36,553	521,369
Var Energi ASA	145,892	458,225
TOTAL NORWAY		20,386,083
Peru - 0.1%
Compania de Minas Buenaventura SAA sponsored ADR	37,962	495,784
Credicorp Ltd. (United States)	10,921	2,010,884
TOTAL PERU		2,506,668
Philippines - 0.2%
Ayala Corp.	40,980	482,835
Ayala Land, Inc.	916,500	512,069
Bank of the Philippine Islands (BPI)	334,376	818,070
BDO Unibank, Inc.	335,460	874,439
International Container Terminal Services, Inc.	129,120	873,949
Jollibee Food Corp.	72,070	327,040
Manila Electric Co.	45,150	375,778
Metropolitan Bank & Trust Co.	277,124	359,766
PLDT, Inc.	13,220	323,591
SM Investments Corp.	78,190	1,255,727
SM Prime Holdings, Inc.	1,817,700	952,245
TOTAL PHILIPPINES		7,155,509
Poland - 0.3%
Alior Bank SA	13,865	302,742
Allegro.eu SA (b)(c)	99,285	871,123
Bank Polska Kasa Opieki SA	27,588	966,295
Budimex SA	1,979	247,699
CD Projekt SA	11,051	443,807
Dino Polska SA (b)(c)	7,644	633,443
Grupa Kety SA	1,556	264,533
InPost SA (b)	33,711	657,478
KGHM Polska Miedz SA (Bearer)	21,429	800,091
Kruk SA	2,870	307,596
LPP SA	206	746,752
mBank SA (b)	2,070	290,532
Orlen SA	92,524	1,204,066
PGE Polska Grupa Energetyczna SA (b)	133,060	229,105
Powszechna Kasa Oszczednosci Bank SA	137,166	1,912,151
Powszechny Zaklad Ubezpieczen SA	91,670	909,200
Santander Bank Polska SA	6,302	704,867
TOTAL POLAND		11,491,480
Portugal - 0.1%
Banco Comercial Portugues SA (Reg.)	1,445,651	728,700
Energias de Portugal SA	476,977	1,874,020
Galp Energia SGPS SA	69,167	1,178,954
Jeronimo Martins SGPS SA	44,203	859,222
TOTAL PORTUGAL		4,640,896
Qatar - 0.2%
Barwa Real Estate Co.	351,853	275,993
Industries Qatar QSC	245,486	900,093
Masraf al Rayan	948,081	617,646
Mesaieed Petrochemical Holding Co.	803,028	348,912
Ooredoo QSC	120,598	378,918
Qatar Electricity & Water Co.	78,609	350,189
Qatar Fuel Co.	91,698	386,084
Qatar Gas Transport Co. Ltd. (Nakilat)	444,688	522,731
Qatar International Islamic Bank QSC	171,791	494,943
Qatar Islamic Bank	264,306	1,488,128
Qatar National Bank SAQ	708,058	3,374,020
Qatar Navigation QPSC	157,465	495,187
The Commercial Bank of Qatar	492,078	574,384
TOTAL QATAR		10,207,228
Romania - 0.0%
NEPI Rockcastle PLC	90,880	716,130
Russia - 0.0%
Alrosa Co. Ltd. (b)(d)	280,800	0
Gazprom OAO (b)(d)	1,373,390	0
GMK Norilskiy Nickel PAO ADR (b)(d)	681,400	0
LUKOIL PJSC (b)(d)	41,065	0
Magnit OJSC (b)(d)	8,984	0
Novatek PJSC (b)(d)	110,726	0
Polyus PJSC (b)(d)	3,653	0
Sberbank of Russia (b)(d)	1,236,820	0
Severstal PAO (b)(d)	21,400	0
Surgutneftegas OJSC (b)(d)	1,002,400	0
Tatneft PAO (b)(d)	175,192	0
VK IPJSC GDR (Reg. S) (b)(d)	12,713	0
TOTAL RUSSIA		0
Saudi Arabia - 1.0%
Abdullah Al Othaim Markets Co.	71,418	224,388
ACWA Power Co.	33,707	4,130,245
Ades Holding Co.	52,375	275,841
Advanced Petrochemicals Co. (b)	20,625	199,622
Al Hammadi Co. for Development and Investment	11,341	120,636
Al Rajhi Bank	310,527	7,275,974
Aldrees Petroleum and Transport Services Co.	8,040	296,279
Alinma Bank	197,321	1,476,348
Almarai Co. Ltd.	36,941	541,963
Arabian Internet and Communications Services Co. Ltd.	3,858	262,151
Astra Industrial Group	5,824	276,026
Bank Al-Jazira	78,306	342,772
Bank Albilad	99,181	971,819
Banque Saudi Fransi	91,762	762,301
Bupa Arabia for Cooperative Insurance Co.	3,999	214,447
Catrion Catering Holding Co.	6,550	207,538
Dallah Healthcare Co.	5,342	227,010
Dar Al Arkan Real Estate Development Co. (b)	82,029	363,874
Dr Sulaiman Al Habib Medical Services Group Co.	15,997	1,219,038
Elm Co.	4,197	1,142,757
Emaar The Economic City (b)	89,124	203,844
Etihad Etisalat Co.	60,947	840,604
Jarir Marketing Co.	91,464	322,439
Leejam Sports Co. JSC	4,065	205,647
Mobile Telecommunications Co. Saudi Arabia	70,896	199,340
Mouwasat Medical Services Co.	14,940	374,325
Nahdi Medical Co.	8,035	264,004
National Industrialization Co. (b)	50,384	143,276
Power & Water Utility Co. for Jubail & Yanbu	10,865	170,105
Riyad Bank	232,357	1,593,097
Sabic Agriculture-Nutrients Co.	37,752	1,143,909
Sahara International Petrochemical Co.	56,709	397,116
SAL Saudi Logistics Services	3,830	281,256
Saudi Arabian Mining Co. (b)	192,978	2,897,984
Saudi Aramco Base Oil Co. - Luberef	8,112	253,142
Saudi Awwal Bank	58,298	524,662
Saudi Basic Industries Corp.	143,884	2,785,198
Saudi Cement Co.	12,848	137,522
Saudi Dairy & Foodstuffs Co.	2,504	239,352
Saudi Electricity Co.	123,335	538,566
Saudi Industrial Investment Group	59,378	282,052
Saudi Investment Bank/The	95,293	334,415
Saudi Kayan Petrochemical Co. (b)	118,798	246,092
Saudi Research & Marketing Group (b)	6,323	503,725
Saudi Tadawul Group Holding Co.	7,697	489,401
Saudi Telecom Co.	284,975	3,198,258
The Co. for Cooperative Insurance	11,642	435,215
The Saudi National Bank	465,783	4,111,273
The Savola Group (b)	87,226	599,204
Yanbu National Petrochemical Co.	43,619	462,240
TOTAL SAUDI ARABIA		44,708,292
Singapore - 1.1%
CapitaLand Ascendas REIT	565,097	1,145,174
Capitaland Ascott Trust unit	396,312	270,416
CapitaLand Integrated Commercial Trust	864,996	1,314,171
CapitaLand Investment Ltd.	366,273	773,784
City Developments Ltd.	79,100	310,009
ComfortDelgro Corp. Ltd.	353,400	391,966
DBS Group Holdings Ltd.	321,432	9,319,859
Frasers Logistics & Industrial Trust	475,500	383,196
Genting Singapore Ltd.	881,900	555,428
Grab Holdings Ltd. (b)	383,978	1,566,630
Hafnia Ltd.	45,262	263,338
Keppel Ltd.	223,500	1,076,031
Mapletree Industrial (REIT)	326,557	589,670
Mapletree Logistics Trust (REIT)	529,210	527,838
Mapletree Pan Asia Commercial Trust	358,718	352,312
NetLink NBN Trust	459,900	310,983
Oversea-Chinese Banking Corp. Ltd.	611,022	7,010,318
SATS Ltd.	143,023	424,319
Sea Ltd. ADR Class A (b)	55,395	5,209,900
Seatrium Ltd. (b)	347,398	495,185
Sembcorp Industries Ltd.	142,000	538,726
Singapore Airlines Ltd. (a)	214,450	1,046,111
Singapore Exchange Ltd.	129,900	1,113,113
Singapore Technologies Engineering Ltd.	239,600	821,469
Singapore Telecommunications Ltd.	1,179,100	2,781,771
STMicroelectronics NV (Italy)	104,251	2,838,378
Suntec (REIT)	350,000	314,151
United Overseas Bank Ltd.	242,700	5,899,807
UOL Group Ltd.	72,600	293,355
Venture Corp. Ltd.	43,800	439,306
TOTAL SINGAPORE		48,376,714
South Africa - 1.0%
Absa Group Ltd.	130,146	1,247,272
Anglo American Platinum Ltd.	8,473	333,052
Anglo American PLC (United Kingdom)	212,486	6,587,155
Aspen Pharmacare Holdings Ltd.	59,757	607,074
Bid Corp. Ltd.	53,160	1,253,362
Bidvest Group Ltd./The	54,820	887,105
Capitec Bank Holdings Ltd.	14,388	2,599,205
Clicks Group Ltd.	37,011	793,218
Discovery Ltd.	92,938	953,029
Exxaro Resources Ltd.	37,933	357,712
FirstRand Ltd.	803,492	3,530,299
Foschini Group Ltd./The	50,934	444,912
Gold Fields Ltd.	142,016	2,341,996
Growthpoint Properties Ltd.	523,866	388,925
Harmony Gold Mining Co. Ltd.	87,808	952,662
Impala Platinum Holdings Ltd. (b)	144,374	952,945
Mr Price Group Ltd.	40,717	593,932
MTN Group Ltd.	300,314	1,491,523
MultiChoice Group Ltd. (b)	44,803	283,901
Naspers Ltd. Class N	28,203	6,665,707
Nedbank Group Ltd.	72,659	1,231,531
Northam Platinum Holdings Ltd.	55,807	412,887
Old Mutual Ltd.	772,971	533,582
OUTsurance Group Ltd.	135,646	463,875
Remgro Ltd.	81,629	711,136
Sanlam Ltd.	268,042	1,339,160
Sappi Ltd.	90,104	242,417
Sasol Ltd.	93,341	524,625
Shoprite Holdings Ltd.	74,527	1,287,111
Sibanye-Stillwater Ltd. (b)	438,779	511,550
Standard Bank Group Ltd.	212,567	2,926,522
Tiger Brands Ltd.	24,907	335,358
Vodacom Group Ltd.	97,016	607,388
Woolworths Holdings Ltd.	141,478	524,507
TOTAL SOUTH AFRICA		44,916,635
Spain - 1.7%
Acciona SA	3,777	482,330
ACS Actividades de Construccion y Servicios SA	29,698	1,421,376
Aena SME SA (c)	11,706	2,584,840
Amadeus IT Holding SA Class A	71,739	5,197,071
Banco Bilbao Vizcaya Argentaria SA	914,459	9,103,145
Banco de Sabadell SA	854,791	1,662,945
Banco Santander SA (Spain)	2,458,494	12,012,627
Bankinter SA	101,751	828,991
CaixaBank SA	622,635	3,794,190
Cellnex Telecom SA (c)	93,335	3,421,397
EDP Renovaveis SA	46,927	631,935
Enagas SA	36,123	511,592
Endesa SA	50,571	1,089,445
Iberdrola SA	919,067	13,641,113
Industria de Diseno Textil SA	177,991	10,125,788
Merlin Properties Socimi SA	63,842	712,497
Naturgy Energy Group SA	24,575	611,081
Redeia Corp. SA	65,152	1,204,775
Repsol SA	192,038	2,404,005
Telefonica SA	763,978	3,585,084
TOTAL SPAIN		75,026,227
Sweden - 2.1%
AAK AB	28,756	823,177
AddTech AB (B Shares)	41,242	1,143,445
Alfa Laval AB	45,945	2,026,323
ASSA ABLOY AB (B Shares)	157,444	4,931,578
Atlas Copco AB:
(A Shares)	404,784	6,680,319
(B Shares)	247,852	3,595,227
Avanza Bank Holding AB	18,395	382,591
Axfood AB	16,851	376,257
Beijer Ref AB (B Shares)	61,730	926,134
Billerud AB	34,228	303,102
Boliden AB	43,625	1,354,459
Bravida Holding AB (c)	32,253	238,237
Castellum AB (b)	68,658	856,086
Dometic Group AB (c)	51,182	277,898
Electrolux AB (B Shares) (b)	35,968	301,124
Elekta AB (B Shares)	55,605	334,531
Embracer Group AB (a)(b)	138,201	398,342
Epiroc AB:
(A Shares)	96,906	1,892,604
(B Shares)	64,515	1,107,489
EQT AB	57,126	1,656,751
Essity AB (B Shares)	96,530	2,725,242
Evolution AB (c)	30,086	2,844,536
Fabege AB	37,219	296,228
Fastighets AB Balder (b)	112,659	871,492
Fortnox AB	77,305	471,613
Getinge AB (B Shares)	34,794	612,799
H&M Hennes & Mauritz AB (B Shares)	90,042	1,337,377
Hemnet Group AB	12,947	406,350
Hexagon AB (B Shares)	326,717	3,054,519
HEXPOL AB (B Shares)	40,925	387,565
Holmen AB (B Shares)	14,851	585,702
Husqvarna AB (B Shares)	57,769	372,925
Industrivarden AB:
(A Shares)	20,983	722,373
(C Shares)	26,470	909,285
Indutrade AB	41,735	1,130,477
Investment AB Latour (B Shares)	21,703	597,647
Investor AB (B Shares)	288,952	8,175,341
Kinnevik AB (B Shares)	37,966	269,319
L E Lundbergforetagen AB (B Shares)	11,395	563,090
Lagercrantz Group AB (B Shares)	30,374	592,396
Lifco AB (B Shares)	33,797	1,005,547
Loomis AB	11,220	351,305
Nibe Industrier AB (B Shares)	243,488	1,175,556
Nordnet AB	25,504	529,969
Saab AB (B Shares)	52,307	1,075,640
Sagax AB	34,012	813,386
Sandvik AB	171,440	3,362,973
Sectra AB (B Shares)	21,201	563,129
Securitas AB (B Shares)	79,776	935,938
Skandinaviska Enskilda Banken AB (A Shares)	261,808	3,696,919
Skanska AB (B Shares)	56,266	1,141,738
SKF AB (B Shares)	59,671	1,127,384
SSAB AB (B Shares) (a)	100,409	472,333
Svenska Cellulosa AB SCA (B Shares)	94,946	1,255,158
Svenska Handelsbanken AB (A Shares)	249,400	2,591,426
Sweco AB (B Shares)	32,555	549,074
Swedbank AB (A Shares)	144,846	2,939,186
Swedish Orphan Biovitrum AB (b)	36,034	1,126,216
Tele2 AB (B Shares)	87,598	917,947
Telefonaktiebolaget LM Ericsson (B Shares)	490,299	4,110,719
Telia Co. AB	364,211	1,058,325
Thule Group AB (c)	16,861	563,692
Trelleborg AB (B Shares)	30,001	995,664
Volvo AB:
(A Shares)	29,700	777,724
(B Shares)	253,665	6,587,712
Volvo Car AB (a)	88,864	191,205
Wallenstam AB (B Shares)	66,733	314,733
Wihlborgs Fastigheter AB	41,421	433,860
TOTAL SWEDEN		97,196,408
Switzerland - 3.4%
ABB Ltd. (Reg.)	253,902	14,109,623
Adecco SA (Reg.)	27,128	850,077
Baloise Holdings AG	7,337	1,409,540
Chocoladefabriken Lindt & Spruengli AG	154	1,813,653
Chocoladefabriken Lindt & Spruengli AG	17	1,976,492
Compagnie Financiere Richemont SA Series A	85,338	12,425,255
DSM-Firmenich AG	32,867	3,900,443
Geberit AG (Reg.)	5,288	3,311,621
Givaudan SA	1,259	5,973,161
Julius Baer Group Ltd.	32,947	2,008,831
Kuehne & Nagel International AG	8,425	2,103,445
Logitech International SA (Reg.)	25,205	2,065,319
Lonza Group AG	11,448	7,060,627
Novartis AG	312,637	33,923,079
Partners Group Holding AG	3,478	4,804,880
Sandoz Group AG	68,426	3,118,016
Schindler Holding AG (participation certificate)	6,441	1,875,129
SGS SA (Reg.)	24,130	2,556,766
Sika AG	25,472	7,093,991
Sonova Holding AG	7,864	2,877,733
Straumann Holding AG	18,749	2,471,858
Swatch Group AG (Bearer)	4,646	953,373
Swiss Life Holding AG	4,545	3,707,368
Swisscom AG	4,004	2,438,891
UBS Group AG	510,939	15,702,995
VAT Group AG (c)	4,292	1,786,780
Zurich Insurance Group Ltd.	23,196	13,676,483
TOTAL SWITZERLAND		155,995,429
Taiwan - 5.8%
Accton Technology Corp.	81,000	1,365,531
Acer, Inc.	480,000	596,740
Advantech Co. Ltd.	75,458	741,902
Alchip Technologies Ltd.	13,000	807,886
AP Memory Technology Corp.	19,000	175,492
ASE Technology Holding Co. Ltd.	547,000	2,587,941
Asia Cement Corp.	393,000	572,934
Asia Vital Components Co. Ltd.	52,000	999,393
ASMedia Technology, Inc.	6,000	296,922
ASPEED Tech, Inc.	4,300	547,046
ASUSTeK Computer, Inc.	110,000	1,948,695
AUO Corp.	1,101,000	569,076
AURAS Technology Co. Ltd.	11,000	221,748
BizLink Holding, Inc.	25,560	369,661
Catcher Technology Co. Ltd.	110,000	803,206
Cathay Financial Holding Co. Ltd.	1,540,923	3,264,944
Chailease Holding Co. Ltd.	268,325	1,260,600
Chang Hwa Commercial Bank	1,248,355	688,202
Cheng Shin Rubber Industry Co. Ltd.	316,000	455,334
Chicony Electronics Co. Ltd.	107,000	541,368
China Airlines Ltd.	469,000	328,136
China Petrochemical Development Corp. (b)	481,277	119,799
China Steel Corp.	1,989,000	1,395,643
Chipbond Technology Corp.	97,000	190,018
Chroma ATE, Inc.	63,000	798,904
Chung Hsin Electric & Machinery Manufacturing Corp.	68,000	332,017
Chunghwa Telecom Co. Ltd.	605,000	2,304,021
Compal Electronics, Inc.	648,000	713,657
Compeq Manufacturing Co. Ltd.	163,000	309,725
CTBC Financial Holding Co. Ltd.	3,121,000	3,471,129
Delta Electronics, Inc.	303,000	3,754,504
E Ink Holdings, Inc.	140,000	1,314,556
E.SUN Financial Holdings Co. Ltd.	2,533,364	2,161,215
ECLAT Textile Co. Ltd.	32,000	536,625
Elan Microelectronics Corp.	46,000	207,345
Elite Material Co. Ltd.	50,000	640,046
eMemory Technology, Inc.	10,000	975,515
EVA Airways Corp.	417,619	483,880
Evergreen Marine Corp. (Taiwan)	166,657	1,059,396
Far Eastern International Bank	609,074	249,859
Far Eastern New Century Corp.	612,000	708,502
Far EasTone Telecommunications Co. Ltd.	283,000	784,017
Faraday Technology Corp.	34,197	243,769
Feng Tay Enterprise Co. Ltd.	101,417	447,278
First Financial Holding Co. Ltd.	1,817,336	1,535,282
FLEXium Interconnect, Inc.	42,000	98,141
Formosa Chemicals & Fibre Corp.	632,000	756,422
Formosa Petrochemical Corp.	260,000	390,591
Formosa Plastics Corp.	755,000	1,110,815
Fortune Electric Co. Ltd.	31,700	532,340
Foxconn Technology Co. Ltd.	156,000	387,107
Fubon Financial Holding Co. Ltd.	1,403,736	3,934,048
Genius Electronic Optical Co. Ltd.	17,000	235,051
Getac Holdings Corp.	59,000	203,108
Giant Manufacturing Co. Ltd.	51,341	290,405
Gigabyte Technology Co. Ltd.	86,000	680,034
Global Unichip Corp.	14,000	525,068
GlobalWafers Co. Ltd.	40,000	522,380
Gold Circuit Electronics Ltd.	49,000	282,401
Great Wall Enterprise Co. Ltd.	111,977	178,915
Highwealth Construction Corp.	263,643	332,243
HIWIN Technologies Corp.	43,192	315,591
Hon Hai Precision Industry Co. Ltd. (Foxconn)	1,915,800	12,319,738
Hotai Motor Co. Ltd.	56,960	1,150,057
HTC Corp. (b)	122,000	165,941
Hua Nan Financial Holdings Co. Ltd.	1,608,352	1,272,391
IBF Financial Holdings Co. Ltd.	478,129	219,005
Innolux Corp.	1,247,943	603,590
International Games Systems Co. Ltd.	40,000	1,266,201
Inventec Corp.	500,000	693,771
Jentech Precision Industrial Co. Ltd.	14,000	630,743
Kgi Financial Holding Co. Ltd.	2,687,000	1,389,051
King Slide Works Co. Ltd.	12,000	452,284
King Yuan Electronics Co. Ltd.	172,000	650,362
King's Town Bank Co. Ltd.	145,000	223,154
Kinsus Interconnect Technology Corp.	45,000	147,812
Largan Precision Co. Ltd.	16,000	1,124,301
Lien Hwa Industrial Corp.	192,509	358,638
Lite-On Technology Corp.	355,000	1,116,477
Lotes Co. Ltd.	14,398	734,645
Macronix International Co. Ltd.	275,340	205,703
Makalot Industrial Co. Ltd.	36,108	388,645
MediaTek, Inc.	254,000	9,919,962
Mega Financial Holding Co. Ltd.	1,869,569	2,285,295
Merida Industry Co. Ltd.	34,000	185,793
Micro-Star International Co. Ltd.	108,000	592,700
momo.com, Inc.	15,208	177,048
Nan Ya Plastics Corp.	891,000	1,151,726
Nan Ya Printed Circuit Board Corp.	30,000	121,503
Nanya Technology Corp. (b)	185,000	240,345
Nien Made Enterprise Co. Ltd.	31,000	463,443
Novatek Microelectronics Corp.	98,000	1,519,162
Oneness Biotech Co. Ltd.	52,482	207,158
Parade Technologies Ltd.	11,000	240,247
Pegatron Corp.	332,000	1,009,958
PharmaEssentia Corp. (b)	48,000	941,781
Phison Electronics Corp.	26,000	374,352
Pou Chen Corp.	389,000	456,287
Powerchip Semiconductor Manufacturing Corp. (b)	475,000	263,129
Powertech Technology, Inc.	110,000	429,725
Poya International Co. Ltd.	9,406	146,669
President Chain Store Corp.	90,000	829,056
Primax Electronics Ltd.	76,000	190,308
Qisda Corp.	261,000	291,346
Quanta Computer, Inc.	440,000	4,008,801
Radiant Opto-Electronics Corp.	76,000	496,291
Realtek Semiconductor Corp.	83,000	1,221,781
Ruentex Development Co. Ltd.	293,658	422,950
Ruentex Industries Ltd.	141,790	335,682
Shihlin Electric & Engineering Corp.	51,000	320,071
Shin Kong Financial Holding Co. Ltd. (b)	2,737,366	971,761
Silicon Motion Tech Corp. sponsored ADR	5,162	277,767
Simplo Technology Co. Ltd.	30,000	317,279
SINBON Electronics Co. Ltd.	35,000	287,431
Sino-American Silicon Products, Inc.	92,000	446,728
Sinopac Financial Holdings Co.	2,030,201	1,445,888
Synnex Technology International Corp.	200,000	440,725
Ta Chen Stainless Pipe Co. Ltd.	309,350	312,584
Taichung Commercial Bank Co. Ltd.	645,272	356,196
Taishin Financial Holdings Co. Ltd.	2,029,929	1,082,053
Taiwan Business Bank	1,060,487	511,791
Taiwan Cooperative Financial Holding Co. Ltd.	1,752,966	1,375,058
Taiwan Fertilizer Co. Ltd.	119,000	211,595
Taiwan High Speed Rail Corp.	335,000	304,822
Taiwan Mobile Co. Ltd.	292,000	1,032,493
Taiwan Semiconductor Manufacturing Co. Ltd.	3,827,000	120,403,574
Taiwan Union Technology Corp.	40,000	198,714
Tatung Co. Ltd. (b)	291,000	398,465
Tcc Group Holdings	1,112,600	1,108,877
TECO Electric & Machinery Co. Ltd.	209,000	320,488
The Shanghai Commercial & Savings Bank Ltd.	790,218	984,836
Tong Hsing Electronics Industries Ltd.	36,060	143,186
Tong Yang Industry Co. Ltd.	80,000	265,400
Tripod Technology Corp.	73,000	432,291
Tung Ho Steel Enterprise Corp.	76,300	174,990
Uni-President Enterprises Corp.	760,000	2,135,234
Unimicron Technology Corp.	203,000	994,638
United Integrated Services Co.	26,000	270,935
United Microelectronics Corp.	1,864,000	2,698,037
Vanguard International Semiconductor Corp.	156,000	461,966
Vanguard International Semiconductor Corp. rights 10/18/24 (b)	14,277	3,800
Voltronic Power Technology Corp.	11,250	742,257
Walsin Lihwa Corp.	507,374	466,525
Walsin Technology Corp.	55,000	169,549
Wan Hai Lines Ltd.	219,000	581,694
Win Semiconductors Corp. (b)	61,000	226,604
Winbond Electronics Corp.	508,863	302,172
Wisdom Marine Lines Co. Ltd.	68,000	154,824
Wistron Corp.	456,000	1,537,684
Wistron NeWeb Corp.	61,000	228,674
Wiwynn Corp.	18,000	1,026,676
WPG Holding Co. Ltd.	270,040	615,547
WT Microelectronics Co. Ltd.	105,000	354,504
Yageo Corp.	76,472	1,304,903
Yang Ming Marine Transport Corp.	279,000	574,658
YFY, Inc.	209,000	199,073
Yuanta Financial Holding Co. Ltd.	2,046,130	2,058,884
Yulon Finance Corp.	47,699	207,240
Yulon Motor Co. Ltd.	92,368	163,836
Zhen Ding Technology Holding Ltd.	105,000	363,251
TOTAL TAIWAN		260,257,354
Thailand - 0.5%
Advanced Info Service PCL (For. Reg.)	18,600	151,291
Advanced Information Service PCL NVDR	153,700	1,250,185
Airports of Thailand PCL:
(For. Reg.)	327,600	593,631
NVDR	353,200	640,020
Asset World Corp. PCL NVDR	1,207,900	132,342
B. Grimm Power PCL:
(For. Reg.)	11,600	7,608
NVDR	157,900	103,554
Bangkok Bank PCL:
(For. Reg.)	11,400	49,578
NVDR	77,000	334,872
Bangkok Chain Hospital PCL NVDR	172,600	88,319
Bangkok Commercial Asset Management PCL:
(For. Reg.)	59,300	14,562
NVDR	248,500	61,023
Bangkok Dusit Medical Services PCL:
(For. Reg.)	172,600	140,589
NVDR	585,900	477,236
Bangkok Expressway and Metro PCL:
(For. Reg.)	573,400	133,810
NVDR	626,200	146,131
Banpu PCL NVDR	650,300	120,324
Berli Jucker PCL:
(For. Reg.)	39,000	27,749
NVDR	137,800	98,047
BTS Group Holdings PCL:
(For. Reg.) (b)	383,533	55,825
NVDR (b)	885,022	129,743
Bumrungrad Hospital PCL:
(For. Reg.)	19,000	153,228
NVDR	43,300	349,200
Carabao Group PCL:
(For. Reg.)	8,100	19,110
NVDR	71,600	168,919
Central Pattana PCL:
(For. Reg.)	77,400	143,896
NVDR	135,100	251,168
Central Plaza Hotel PCL NVDR	75,600	80,682
Central Retail Corp. PCL:
(For. Reg.)	176,708	167,308
NVDR	233,500	221,079
Charoen Pokphand Foods PCL:
(For. Reg.)	251,200	184,754
NVDR	279,900	205,862
Chularat Hospital PCL NVDR unit	971,000	83,492
CP ALL PCL:
(For. Reg.)	163,000	305,298
NVDR	538,500	1,008,607
Delta Electronics PCL:
(For. Reg.)	274,000	1,112,815
NVDR	459,600	1,866,605
Electricity Generating PCL NVDR	33,800	120,063
Energy Absolute PCL:
(For. Reg.)	126,300	29,413
NVDR	164,200	38,239
Global Power Synergy Public Co. Ltd.:
(For. Reg.)	44,294	55,317
NVDR	72,000	89,919
Gulf Energy Development PCL:
(For. Reg.)	266,700	525,551
NVDR	683,000	1,345,898
Hana Microelectronics PCL NVDR	120,700	135,773
Home Product Center PCL:
(For. Reg.)	164,700	46,518
NVDR	481,300	135,940
Indorama Ventures PCL NVDR	323,300	247,861
Intouch Holdings PCL:
(For. Reg.)	45,100	142,885
NVDR	114,700	363,390
IRPC PCL:
(For. Reg.)	672,700	30,646
NVDR	758,800	34,568
JMT Network Services PCL:
NVDR	93,622	55,046
warrants 12/27/24 (b)	3,605	14
Kasikornbank PCL:
(For. Reg.)	46,900	203,123
NVDR	138,800	601,141
KCE Electronics PCL NVDR	83,800	88,592
Kiatnakin Phatra Bank PCL:
warrants 3/17/26 (b)	4,316	193
(For. Reg.)	51,800	83,527
Krung Thai Bank PCL:
(For. Reg.)	166,000	100,749
NVDR	375,600	227,960
Krungthai Card PCL:
(For. Reg.)	54,000	76,192
NVDR	126,100	177,923
Land & House PCL:
(For. Reg.)	205,900	35,378
NVDR	248,400	42,681
Minor International PCL:
(For. Reg.)	205,756	162,967
NVDR	206,948	163,911
Muangthai Leasing PCL:
(For. Reg.)	29,100	43,556
NVDR	89,000	133,213
Ngern Tid Lor PCL NVDR	203,810	106,606
Osotspa PCL:
(For. Reg.)	72,200	44,198
NVDR	152,600	93,417
PTT Exploration and Production PCL:
(For. Reg.)	82,500	309,627
NVDR	150,300	564,083
PTT Global Chemical PCL NVDR	260,800	200,875
PTT Oil & Retail Business PCL NVDR	472,500	215,465
PTT PCL:
(For. Reg.)	317,500	315,197
NVDR	1,054,200	1,046,554
Ratch Group PCL NVDR unit	80,500	76,850
SCB X PCL:
(For. Reg.)	28,750	96,617
NVDR	100,600	338,076
SCG Packaging PCL NVDR	176,900	133,294
Siam Cement PCL:
(For. Reg.)	2,600	16,174
NVDR	45,200	281,173
Siam Global House PCL NVDR	330,476	157,454
Sri Trang Agro-Industry PCL NVDR	146,500	89,906
Srisawad Corp. PCL:
(For. Reg.)	29,260	36,707
NVDR	75,350	95,030
Thai Beverage PCL	1,356,700	542,661
Thai Life Insurance PCL	318,800	105,788
Thai Life Insurance PCL NVDR	161,000	53,425
Thai Oil PCL:
(For. Reg.)	62,275	75,650
NVDR	80,777	98,126
Thai Union Frozen Products PCL:
(For. Reg.)	86,400	38,361
NVDR	297,700	132,177
Thanachart Capital PCL:
(For. Reg.)	28,000	43,138
NVDR	54,200	84,314
TISCO Financial Group PCL:
(For. Reg.)	8,600	24,573
NVDR	55,100	157,438
TMBThanachart Bank PCL:
(For. Reg.)	1,455,487	76,739
NVDR	6,304,271	332,387
True Corp. PCL (b)	617,650	224,760
True Corp. PCL NVDR (b)	2,075,749	755,354
VGI PCL warrants (For. Reg.) (b)	116,340	341
WHA Corp. PCL:
(For. Reg.)	369,000	63,750
NVDR	705,800	121,937
TOTAL THAILAND		23,764,831
Turkey - 0.3%
AG Anadolu Grubu Holding A/S	19,210	162,443
Akbank TAS	496,533	733,243
Aksa Akrilik Kimya Sanayii	227,676	55,416
Aksa Enerji Uretim A/S	35,272	33,970
Alarko Holding AS	19,695	49,633
Anadolu Efes Biracilik Ve Malt Sanayii A/S	31,972	178,872
Anadolu Sigoria (b)	27,432	68,890
Arcelik A/S (b)	29,526	110,728
Aselsan A/S	178,649	317,256
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret A/S	32,520	74,028
Bera Holding A/S (b)	78,276	29,492
Bim Birlesik Magazalar A/S JSC	71,262	970,195
Borusan Mannesmann Boru Sanayi ve Ticaret A/S (b)	5,728	81,202
Borusan Yatirim ve Pazarlama A/S	968	54,975
Coca-Cola Icecek Sanayi A/S	126,137	187,374
Dogan Sirketler Grubu Holding A/S	194,843	73,809
Ege Endustri Ve Ticaret A/S	170	54,314
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S (b)	236,463	69,493
Enerjisa Enerji A/S (c)	42,127	67,927
Enka Insaat ve Sanayi A/S	268,128	368,407
Eregli Demir ve Celik Fabrikalari T.A.S.	271,095	376,598
Europower Enerji VE Otomasyon Teknolojileri Sanayi Ticaret A/S	39,711	38,616
Ford Otomotiv Sanayi A/S	10,340	295,278
Haci Omer Sabanci Holding A/S	209,719	509,532
Hektas Ticaret A/S (b)	783,103	81,133
Is Yatirim Menkul Degerler A/S	77,783	72,959
Kaleseramik Canakkale Kalebodur Seramik Sanayi A/S	30,391	31,770
Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S Class D	95,920	69,032
Kayseri Seker Fabrikasi A/S	41,170	22,805
Koc Holding A/S	202,978	1,001,117
Kontrolmatik Enerji Ve Muhendislik A/S	40,374	50,713
Koza Altin Isletmeleri A/S (b)	132,578	77,848
Koza Anadolu Metal Madencilik Isletmeleri A/S (b)	23,901	42,898
Mavi Jeans Class B (c)	43,790	97,382
MIA Teknoloji A/S	31,785	39,071
Migros Turk Ticaret A/S	15,952	189,362
MLP Saglik Hizmetleri A/S (b)(c)	10,726	108,622
Nuh Cimento Sanayi A/S	7,790	65,078
Otokar Otomotiv ve Savunma Sanayi A.S.	6,133	74,280
Oyak Cimento Fabrikalari A/S (b)	55,237	92,371
Pegasus Hava Tasimaciligi A/S	38,040	257,116
Petkim Petrokimya Holding A/S (b)	200,116	108,395
Politeknik Metal Sanayi Ve Ticaret A/S (b)	112	21,271
Reeder Teknoloji Sanayi VE Ticaret A/S	36,959	23,838
Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A/S	75,176	47,038
Sasa Polyester Sanayi A/S	1,814,721	203,901
Sok Marketler Ticaret A/S	43,806	50,243
TAV Havalimanlari Holding A/S (b)	27,996	188,165
Tekfen Holding A/S (b)	22,549	49,454
Tofas Turk Otomobil Fabrikasi A/S	17,316	95,007
Turk Hava Yollari AO (b)	116,634	927,558
Turk Traktor ve Ziraat Makinalari A/S	3,433	72,337
Turkcell Iletisim Hizmet A/S	193,739	479,188
Turkiye Is Bankasi A/S Series C	1,360,488	466,929
Turkiye Petrol Rafinerileri A/S	150,812	636,434
Turkiye Sinai Kalkinma Bankasi A/S (b)	202,086	71,245
Turkiye Sirgota A/S	145,158	54,733
Turkiye Sise ve Cam Fabrikalari A/S	209,274	239,048
Ulker Biskuvi Sanayi A/S (b)	27,753	101,730
Yapi ve Kredi Bankasi A/S	540,058	385,835
TOTAL TURKEY		11,557,597
United Arab Emirates - 0.4%
Abu Dhabi Commercial Bank PJSC	463,916	1,129,146
Abu Dhabi Islamic Bank	229,411	786,970
Abu Dhabi National Oil Co. for Distribution PJSC	441,407	433,830
Air Arabia PJSC	373,316	292,713
Aldar Properties PJSC	600,336	1,245,439
Americana Restaurants International PLC	448,741	276,107
Dubai Electricity & Water Authority PJSC	1,458,523	988,748
Dubai Islamic Bank Pakistan Ltd.	453,702	772,012
Emaar Development PJSC	125,798	317,830
Emaar Properties PJSC	982,790	2,325,164
Emirates NBD Bank PJSC	391,046	2,022,808
Emirates Telecommunications Corp.	553,075	2,668,216
First Abu Dhabi Bank PJSC	701,798	2,510,618
Modon Holding Psc (b)	514,486	500,052
Multiply Group (b)	537,747	332,336
Salik Co. PJSC	300,654	392,899
TOTAL UNITED ARAB EMIRATES		16,994,888
United Kingdom - 6.9%
3i Group PLC	153,911	6,311,539
Abrdn PLC	297,134	506,319
Admiral Group PLC	42,397	1,401,708
Ashtead Group PLC	69,382	5,178,212
Associated British Foods PLC	50,695	1,451,838
AstraZeneca PLC (United Kingdom)	245,940	34,995,689
Auto Trader Group PLC (c)	142,001	1,533,254
Aviva PLC	428,311	2,502,406
B&M European Value Retail SA	151,472	757,043
BAE Systems PLC	480,399	7,742,739
Barclays PLC	2,329,938	7,142,432
Barratt Developments PLC	219,801	1,265,198
Beazley PLC	102,740	1,000,872
Bellway PLC	19,042	696,343
Berkeley Group Holdings PLC	16,239	926,676
British American Tobacco PLC (United Kingdom)	316,254	11,059,121
British Land Co. PLC	147,747	759,382
BT Group PLC	902,991	1,609,730
Bunzl PLC	53,565	2,356,648
Burberry Group PLC	56,511	574,428
Centrica PLC	830,855	1,256,689
CK Hutchison Holdings Ltd.	429,500	2,258,796
Coca-Cola Europacific Partners PLC	32,947	2,503,972
Compass Group PLC	269,371	8,748,207
ConvaTec Group PLC (c)	252,840	695,736
Croda International PLC	22,197	1,060,442
DCC PLC (United Kingdom)	15,928	1,007,201
Derwent London PLC	17,630	497,853
Diageo PLC	352,521	10,886,476
Diploma PLC	21,065	1,156,569
DS Smith PLC	221,215	1,556,015
Entain PLC	100,454	965,002
Games Workshop Group PLC	5,343	823,988
Halma PLC	60,361	1,926,354
Hargreaves Lansdown PLC	56,129	787,446
Hiscox Ltd.	54,969	766,919
Howden Joinery Group PLC	88,704	963,074
HSBC Holdings PLC (United Kingdom)	2,927,898	26,872,316
IG Group Holdings PLC	58,704	677,478
IMI PLC	41,604	885,164
Imperial Brands PLC	125,228	3,779,134
Inchcape PLC	64,703	597,368
Informa PLC	210,348	2,193,192
InterContinental Hotel Group PLC	25,342	2,795,161
Intermediate Capital Group PLC	46,916	1,247,424
International Consolidated Airlines Group SA CDI	388,235	1,055,786
Intertek Group PLC	25,740	1,542,692
ITV PLC	563,001	536,486
J Sainsbury PLC	265,932	912,816
JD Sports Fashion PLC	395,015	631,597
Johnson Matthey PLC	29,053	557,440
Kingfisher PLC	297,917	1,126,663
Land Securities Group PLC	119,798	929,158
Legal & General Group PLC	946,259	2,648,954
Lloyds Banking Group PLC	9,825,763	6,744,407
London Stock Exchange Group PLC	73,291	9,933,561
M&G PLC	354,265	885,977
Man Group PLC	181,228	464,097
Marks & Spencer Group PLC	328,471	1,593,706
Melrose Industries PLC	196,479	1,203,412
National Grid PLC	775,278	9,734,506
NatWest Group PLC	1,067,044	5,055,921
Next PLC	18,572	2,344,476
Ocado Group PLC (b)	99,252	445,244
Pearson PLC	107,637	1,580,577
Persimmon PLC	50,007	945,944
Phoenix Group Holdings PLC	126,965	804,168
Reckitt Benckiser Group PLC	110,483	6,702,344
RELX PLC (London Stock Exchange)	295,918	13,570,712
Rentokil Initial PLC	402,497	2,018,835
Rightmove PLC	127,884	970,931
Rolls-Royce Holdings PLC (b)	1,348,881	9,307,817
RS GROUP PLC	76,391	684,592
Sage Group PLC	160,468	2,005,838
Schroders PLC	144,800	642,291
Segro PLC	214,353	2,170,273
Severn Trent PLC	42,174	1,396,511
Smith & Nephew PLC	138,843	1,726,210
Smiths Group PLC	54,797	1,080,361
Spectris PLC	16,233	526,640
Spirax-Sarco Engineering PLC	11,890	989,652
SSE PLC	173,685	3,943,903
St. James's Place PLC	84,945	890,498
Standard Chartered PLC (United Kingdom)	329,929	3,825,984
Subsea 7 SA	35,642	545,313
Tate & Lyle PLC	63,783	616,837
Taylor Wimpey PLC	556,347	1,051,876
Tesco PLC	1,085,096	4,791,428
The Weir Group PLC	41,444	1,116,895
Tritax Big Box REIT PLC	401,198	729,945
Unilever PLC	395,320	24,115,323
Unite Group PLC	64,982	733,591
United Utilities Group PLC	107,318	1,416,323
Vodafone Group PLC	3,592,754	3,340,959
Whitbread PLC	28,624	1,112,075
Wise PLC (b)	105,950	964,518
WPP PLC	171,172	1,799,176
TOTAL UNITED KINGDOM		313,144,792
United States of America - 5.8%
Alcon, Inc. (Switzerland)	79,329	7,310,523
Bausch Health Cos., Inc. (Canada) (b)	45,731	420,725
BP PLC	2,610,522	12,767,591
Brookfield Renewable Corp.	21,344	653,496
CSL Ltd.	76,731	14,406,654
CyberArk Software Ltd. (a)(b)	6,801	1,880,613
DHT Holdings, Inc.	21,252	219,321
Experian PLC	145,773	7,099,513
Ferrovial SE	79,622	3,194,134
GFL Environmental, Inc.	36,073	1,509,141
GSK PLC	657,617	11,875,626
Haleon PLC	1,113,844	5,353,208
Holcim AG	83,399	8,216,764
ICON PLC (b)	13,189	2,929,409
InMode Ltd. (b)	11,412	194,917
James Hardie Industries PLC CDI (b)	68,518	2,185,262
JBS SA	109,500	682,090
Legend Biotech Corp. ADR (b)	12,754	574,185
Monday.com Ltd. (a)(b)	6,027	1,771,154
Nestle SA (Reg. S)	415,669	39,277,663
QIAGEN NV (Germany)	35,444	1,505,542
Reliance Worldwide Corp. Ltd.	127,384	433,716
Roche Holding AG:
(Bearer)	4,331	1,470,499
(participation certificate)	111,732	34,626,139
Sanofi SA	174,750	18,467,549
Schneider Electric SA	85,419	22,127,686
Shell PLC (London)	997,922	33,317,942
Sinch AB (b)(c)	110,796	329,438
Spotify Technology SA (b)	23,288	8,968,209
Stellantis NV (Italy)	350,446	4,801,565
Swiss Re Ltd.	46,344	5,938,236
Tenaris SA	69,701	1,148,357
Waste Connections, Inc. (Canada)	40,902	7,230,373
TOTAL UNITED STATES OF AMERICA		262,887,240
Zambia - 0.0%
First Quantum Minerals Ltd. (b)	107,445	1,388,254
TOTAL COMMON STOCKS (Cost $3,780,057,930)		4,371,114,681

Nonconvertible Preferred Stocks - 0.3%
	Shares	Value ($)
Colombia - 0.0%
Bancolombia SA (PN)	72,651	581,504
Germany - 0.2%
Dr. Ing. h.c. F. Porsche AG Series F (c)	14,408	1,013,753
Henkel AG & Co. KGaA	25,510	2,208,226
Porsche Automobil Holding SE (Germany)	24,899	1,034,386
Sartorius AG (non-vtg.)	3,980	1,029,062
Volkswagen AG	28,989	2,813,754
TOTAL GERMANY		8,099,181
Korea (South) - 0.1%
Hyundai Motor Co. Ltd.	3,195	362,002
Hyundai Motor Co. Ltd. Series 2	5,741	665,466
LG Chemical Ltd.	1,439	217,359
Samsung Electronics Co. Ltd.	127,495	4,400,229
TOTAL KOREA (SOUTH)		5,645,056
Russia - 0.0%
AK Transneft OAO (b)(d)	16,800	0
Sberbank of Russia (Russia) (b)(d)	109,390	0
Surgutneftegas OJSC (b)(d)	841,000	0
TOTAL RUSSIA		0
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $19,591,919)		14,325,741

Government Obligations - 0.1%
	Principal Amount (f)	Value ($)
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 5.08% 11/21/24 (g) (Cost $3,481,272)	3,491,000	3,482,055

Money Market Funds - 2.8%
	Shares	Value ($)
Fidelity Cash Central Fund 4.87% (h)	114,621,286	114,644,210
Fidelity Securities Lending Cash Central Fund 4.87% (h)(i)	11,953,328	11,954,524
TOTAL MONEY MARKET FUNDS (Cost $126,598,545)		126,598,734

TOTAL INVESTMENT IN SECURITIES - 99.8% (Cost $3,929,729,666)	4,515,521,211
NET OTHER ASSETS (LIABILITIES) - 0.2%	8,391,751
NET ASSETS - 100.0%	4,523,912,962

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	732	Dec 2024	41,229,900	(109,771)	(109,771)
ICE MSCI EAFE Index Contracts (United States)	734	Dec 2024	86,252,340	(3,042,390)	(3,042,390)
TME S&P/TSX 60 Index Contracts (Canada)	52	Dec 2024	10,810,443	54,349	54,349

TOTAL FUTURES CONTRACTS					(3,097,812)
The notional amount of futures purchased as a percentage of Net Assets is 3.0%

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $94,665,667 or 2.1% of net assets.

(d)	Level 3 security
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)	Amount is stated in United States dollars unless otherwise noted.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,482,055.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.87%	78,761,332	608,202,227	572,317,322	5,010,850	(2,026)	(1)	114,644,210	0.2%
Fidelity Securities Lending Cash Central Fund 4.87%	9,334,323	72,866,330	70,246,129	86,055	-	-	11,954,524	0.0%
Total	88,095,655	681,068,557	642,563,451	5,096,905	(2,026)	(1)	126,598,734

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	246,756,718	62,621,659	184,135,059	-
Consumer Discretionary	490,332,173	117,466,974	372,865,199	-
Consumer Staples	300,445,457	68,467,593	231,977,864	-
Energy	217,911,302	83,883,482	134,027,820	-
Financials	992,768,542	376,924,901	615,452,145	391,496
Health Care	390,066,951	69,465,630	320,601,321	-
Industrials	641,977,742	208,230,141	433,747,601	-
Information Technology	568,402,752	107,217,264	461,185,488	-
Materials	298,033,106	123,717,139	174,315,967	-
Real Estate	97,407,436	32,392,158	65,015,278	-
Utilities	141,338,243	70,243,418	71,094,825	-

Government Obligations	3,482,055	-	3,482,055	-

Money Market Funds	126,598,734	126,598,734	-	-
Total Investments in Securities:	4,515,521,211	1,447,229,093	3,067,900,622	391,496
Derivative Instruments: Assets
Futures Contracts	54,349	54,349	-	-
Total Assets	54,349	54,349	-	-
Liabilities
Futures Contracts	(3,152,161)	(3,152,161)	-	-
Total Liabilities	(3,152,161)	(3,152,161)	-	-
Total Derivative Instruments:	(3,097,812)	(3,097,812)	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	54,349	(3,152,161)
Total Equity Risk	54,349	(3,152,161)
Total Value of Derivatives	54,349	(3,152,161)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity ZERO® International Index Fund
Financial Statements
Statement of Assets and Liabilities
As of October 31, 2024
Assets
Investment in securities, at value (including securities loaned of $11,326,753) - See accompanying schedule:
Unaffiliated issuers (cost $3,803,131,121)	$4,388,922,477
Fidelity Central Funds (cost $126,598,545)	126,598,734

Total Investment in Securities (cost $3,929,729,666)		$4,515,521,211
Segregated cash with brokers for derivative instruments		1,003,324
Cash		1
Foreign currency held at value (cost $8,350,383)		8,263,890
Receivable for investments sold		39,340
Receivable for fund shares sold		3,356,037
Dividends receivable		9,547,573
Reclaims receivable		8,706,677
Distributions receivable from Fidelity Central Funds		386,536
Other receivables		1,815
Total assets		4,546,826,404
Liabilities
Payable for investments purchased
Regular delivery	$41,523
Delayed delivery	24,044
Payable for fund shares redeemed	1,645,795
Payable for daily variation margin on futures contracts	801,655
Deferred taxes	8,445,478
Other payables and accrued expenses	326
Collateral on securities loaned	11,954,621
Total liabilities		22,913,442
Net Assets		$4,523,912,962
Net Assets consist of:
Paid in capital		$4,043,730,596
Total accumulated earnings (loss)		480,182,366
Net Assets		$4,523,912,962
Net Asset Value, offering price and redemption price per share ($4,523,912,962 ÷ 377,134,307 shares)		$12.00
Statement of Operations
Year ended October 31, 2024
Investment Income
Dividends		$126,034,809
Interest		209,367
Income from Fidelity Central Funds (including $86,055 from security lending)		5,096,905
Income before foreign taxes withheld		$131,341,081
Less foreign taxes withheld		(11,644,894)
Total income		119,696,187
Expenses
Independent trustees' fees and expenses	$17,792
Total expenses		17,792
Net Investment income (loss)		119,678,395
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $280,299)	(53,486,094)
Fidelity Central Funds	(2,026)
Foreign currency transactions	75,377
Futures contracts	15,024,850
Total net realized gain (loss)		(38,387,893)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $5,954,871)	710,500,160
Fidelity Central Funds	(1)
Assets and liabilities in foreign currencies	(76,112)
Futures contracts	2,159,724
Total change in net unrealized appreciation (depreciation)		712,583,771
Net gain (loss)		674,195,878
Net increase (decrease) in net assets resulting from operations		$793,874,273
Statement of Changes in Net Assets

	Year ended October 31, 2024	Year ended October 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$119,678,395	$101,063,467
Net realized gain (loss)	(38,387,893)	(53,049,034)
Change in net unrealized appreciation (depreciation)	712,583,771	274,682,668
Net increase (decrease) in net assets resulting from operations	793,874,273	322,697,101
Distributions to shareholders	(109,268,182)	(77,147,029)

Share transactions
Proceeds from sales of shares	1,068,814,200	767,830,253
Reinvestment of distributions	95,152,226	68,275,410
Cost of shares redeemed	(603,219,321)	(424,367,743)

Net increase (decrease) in net assets resulting from share transactions	560,747,105	411,737,920
Total increase (decrease) in net assets	1,245,353,196	657,287,992

Net Assets
Beginning of period	3,278,559,766	2,621,271,774
End of period	$4,523,912,962	$3,278,559,766

Other Information
Shares
Sold	92,912,434	73,261,474
Issued in reinvestment of distributions	8,818,557	7,009,796
Redeemed	(52,643,838)	(40,762,226)
Net increase (decrease)	49,087,153	39,509,044

Financial Highlights
Fidelity ZERO® International Index Fund

Years ended October 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$9.99	$9.08	$12.40	$9.67	$10.14
Income from Investment Operations
Net investment income (loss) A,B	.34	.33	.33	.30	.23
Net realized and unrealized gain (loss)	2.00	.85	(3.34)	2.62	(.45)
Total from investment operations	2.34	1.18	(3.01)	2.92	(.22)
Distributions from net investment income	(.33)	(.27)	(.31)	(.19)	(.25)
Total distributions	(.33)	(.27)	(.31)	(.19)	(.25)
Net asset value, end of period	$12.00	$9.99	$9.08	$12.40	$9.67
Total Return C	23.79%	13.03%	(24.79)%	30.39%	(2.34)%
Ratios to Average Net Assets B,D,E
Expenses before reductions F	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any F	- %	-%	-%	-%	-%
Expenses net of all reductions F	-%	-%	-%	-%	-%
Net investment income (loss)	2.92%	3.12%	3.11%	2.50%	2.39%
Supplemental Data
Net assets, end of period (000 omitted)	$4,523,913	$3,278,560	$2,621,272	$3,139,096	$1,651,017
Portfolio turnover rate G	5%	6%	6%	8%	8%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount represents less than .005%.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity ZERO® Large Cap Index Fund
Schedule of Investments October 31, 2024
Showing Percentage of Net Assets
Common Stocks - 99.6%
	Shares	Value ($)
COMMUNICATION SERVICES - 9.1%
Diversified Telecommunication Services - 0.7%
AT&T, Inc.	1,629,202	36,722,213
Verizon Communications, Inc.	956,475	40,296,292
		77,018,505
Entertainment - 1.3%
Electronic Arts, Inc.	54,627	8,240,483
Liberty Media Corp. Liberty Formula One:
Class A (a)	6,480	481,075
Class C (a)	49,102	3,920,304
Liberty Media Corp. Liberty Live:
Class C (a)	10,472	611,146
Series A (a)	4,453	252,663
Netflix, Inc. (a)	97,514	73,723,509
Roblox Corp. Class A (a)	119,668	6,189,229
Take-Two Interactive Software, Inc. (a)	37,038	5,989,785
The Walt Disney Co.	412,083	39,642,385
Warner Bros Discovery, Inc. (a)	506,956	4,121,552
		143,172,131
Interactive Media & Services - 6.3%
Alphabet, Inc.:
Class A	1,331,263	227,792,412
Class C	1,091,370	188,468,685
Meta Platforms, Inc. Class A	496,411	281,752,955
Pinterest, Inc. Class A (a)	137,140	4,359,681
Snap, Inc. Class A (a)	239,242	2,909,183
		705,282,916
Media - 0.6%
Charter Communications, Inc. Class A (a)	22,055	7,225,439
Comcast Corp. Class A	877,761	38,331,823
Fox Corp.:
Class A	50,907	2,138,094
Class B	30,243	1,178,267
Interpublic Group of Companies, Inc.	85,252	2,506,409
Omnicom Group, Inc.	44,456	4,490,056
The Trade Desk, Inc. Class A (a)	101,717	12,227,401
		68,097,489
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc.	111,348	24,848,420
TOTAL COMMUNICATION SERVICES		1,018,419,461
CONSUMER DISCRETIONARY - 9.9%
Automobile Components - 0.0%
Aptiv PLC (a)	60,381	3,431,452
Automobiles - 1.6%
Ford Motor Co.	887,131	9,128,578
General Motors Co.	255,372	12,962,683
Tesla, Inc. (a)	630,442	157,515,934
		179,607,195
Broadline Retail - 3.6%
Amazon.com, Inc. (a)	2,122,466	395,627,662
eBay, Inc.	111,106	6,389,706
		402,017,368
Distributors - 0.1%
Genuine Parts Co.	31,653	3,630,599
LKQ Corp.	59,788	2,199,601
Pool Corp.	8,705	3,148,076
		8,978,276
Hotels, Restaurants & Leisure - 2.0%
Airbnb, Inc. Class A (a)	99,976	13,475,765
Booking Holdings, Inc.	7,617	35,618,996
Carnival Corp. (a)	229,533	5,049,726
Chipotle Mexican Grill, Inc. (a)	311,170	17,353,951
Darden Restaurants, Inc.	26,915	4,306,938
Domino's Pizza, Inc.	7,949	3,288,740
Doordash, Inc. (a)	75,159	11,777,415
Draftkings Holdings, Inc. Class A (a)	110,317	3,896,396
Expedia Group, Inc. Class A (a)	28,323	4,427,168
Hilton Worldwide Holdings, Inc.	55,992	13,149,721
Las Vegas Sands Corp.	80,313	4,164,229
Marriott International, Inc. Class A	53,093	13,805,242
McDonald's Corp.	162,993	47,611,885
MGM Resorts International (a)	52,463	1,934,311
Royal Caribbean Cruises Ltd.	53,811	11,103,900
Starbucks Corp.	257,484	25,156,187
Yum! Brands, Inc.	63,883	8,378,894
		224,499,464
Household Durables - 0.4%
D.R. Horton, Inc.	66,674	11,267,906
Garmin Ltd.	34,939	6,930,151
Lennar Corp.:
Class A	54,875	9,345,213
Class B	2,586	414,588
NVR, Inc. (a)	699	6,397,814
PulteGroup, Inc.	47,151	6,107,469
		40,463,141
Specialty Retail - 1.9%
AutoZone, Inc. (a)	3,882	11,680,938
Best Buy Co., Inc.	44,602	4,033,359
Burlington Stores, Inc. (a)	14,349	3,555,252
CarMax, Inc. (a)	35,426	2,564,134
Lowe's Companies, Inc.	129,476	33,900,701
O'Reilly Automotive, Inc. (a)	13,180	15,198,385
Ross Stores, Inc.	75,794	10,589,938
The Home Depot, Inc.	225,314	88,717,388
TJX Companies, Inc.	256,792	29,025,200
Tractor Supply Co.	24,509	6,507,385
Ulta Beauty, Inc. (a)	10,841	4,000,112
Williams-Sonoma, Inc.	29,223	3,919,681
		213,692,473
Textiles, Apparel & Luxury Goods - 0.3%
Deckers Outdoor Corp. (a)	34,642	5,573,551
lululemon athletica, Inc. (a)	26,130	7,784,127
NIKE, Inc. Class B	272,994	21,056,027
		34,413,705
TOTAL CONSUMER DISCRETIONARY		1,107,103,074
CONSUMER STAPLES - 5.6%
Beverages - 1.2%
Constellation Brands, Inc. Class A (sub. vtg.)	35,601	8,271,536
Keurig Dr. Pepper, Inc.	240,333	7,918,972
Monster Beverage Corp. (a)	160,250	8,441,970
PepsiCo, Inc.	312,102	51,833,900
The Coca-Cola Co.	881,358	57,561,491
		134,027,869
Consumer Staples Distribution & Retail - 1.9%
Costco Wholesale Corp.	100,734	88,059,648
Dollar General Corp.	50,028	4,004,241
Dollar Tree, Inc. (a)	45,992	2,972,923
Kroger Co.	150,876	8,414,355
Sysco Corp.	111,729	8,374,089
Target Corp.	105,118	15,771,905
Walgreens Boots Alliance, Inc.	162,633	1,538,508
Walmart, Inc.	986,927	80,878,668
		210,014,337
Food Products - 0.7%
Archer Daniels Midland Co.	108,638	5,997,904
Bunge Global SA	32,131	2,699,647
Conagra Brands, Inc.	108,911	3,151,884
General Mills, Inc.	126,471	8,602,557
Kellanova	60,957	4,916,182
Lamb Weston Holdings, Inc.	32,610	2,533,471
McCormick & Co., Inc. (non-vtg.)	57,259	4,479,944
Mondelez International, Inc.	303,516	20,784,776
The Hershey Co.	33,553	5,958,342
The J.M. Smucker Co.	24,205	2,747,510
The Kraft Heinz Co.	200,540	6,710,068
Tyson Foods, Inc. Class A	64,948	3,805,303
		72,387,588
Household Products - 1.1%
Church & Dwight Co., Inc.	55,624	5,557,394
Colgate-Palmolive Co.	185,656	17,397,824
Kimberly-Clark Corp.	76,527	10,268,393
Procter & Gamble Co.	534,887	88,352,635
The Clorox Co.	28,141	4,461,756
		126,038,002
Personal Care Products - 0.1%
Estee Lauder Companies, Inc. Class A	52,944	3,649,959
Kenvue, Inc.	435,158	9,978,173
		13,628,132
Tobacco - 0.6%
Altria Group, Inc.	387,678	21,112,944
Philip Morris International, Inc.	353,280	46,880,256
		67,993,200
TOTAL CONSUMER STAPLES		624,089,128
ENERGY - 3.3%
Energy Equipment & Services - 0.2%
Baker Hughes Co. Class A	225,724	8,595,570
Halliburton Co.	200,583	5,564,172
Schlumberger Ltd.	322,647	12,928,465
		27,088,207
Oil, Gas & Consumable Fuels - 3.1%
Cheniere Energy, Inc.	51,412	9,839,229
Chevron Corp.	386,476	57,515,358
ConocoPhillips Co.	263,857	28,902,896
Coterra Energy, Inc.	167,962	4,017,651
Devon Energy Corp.	142,275	5,503,197
Diamondback Energy, Inc.	42,570	7,525,099
EOG Resources, Inc.	129,195	15,756,622
Exxon Mobil Corp.	1,009,499	117,889,293
Hess Corp.	62,799	8,445,210
Kinder Morgan, Inc.	438,740	10,753,517
Marathon Oil Corp.	127,239	3,524,520
Marathon Petroleum Corp.	76,046	11,062,412
Occidental Petroleum Corp.	152,985	7,666,078
ONEOK, Inc.	132,711	12,857,042
Ovintiv, Inc.	59,968	2,350,746
Phillips 66 Co.	95,106	11,585,813
Targa Resources Corp.	49,779	8,311,102
The Williams Companies, Inc.	276,964	14,504,605
Valero Energy Corp.	72,795	9,445,879
		347,456,269
TOTAL ENERGY		374,544,476
FINANCIALS - 13.5%
Banks - 3.3%
Bank of America Corp.	1,533,913	64,148,242
Citigroup, Inc.	433,483	27,816,604
Citizens Financial Group, Inc.	101,846	4,289,754
Fifth Third Bancorp	153,759	6,716,193
First Citizens Bancshares, Inc.	2,722	5,273,467
Huntington Bancshares, Inc.	329,991	5,144,560
JPMorgan Chase & Co.	646,473	143,465,288
KeyCorp	211,018	3,640,061
M&T Bank Corp.	37,943	7,386,743
PNC Financial Services Group, Inc.	90,316	17,003,793
Regions Financial Corp.	207,905	4,962,692
Truist Financial Corp.	304,262	13,098,479
U.S. Bancorp	354,557	17,128,649
Wells Fargo & Co.	773,400	50,209,128
		370,283,653
Capital Markets - 3.2%
Ameriprise Financial, Inc.	22,310	11,384,793
Ares Management Corp. Class A,	41,901	7,025,960
Bank of New York Mellon Corp.	167,677	12,636,139
BlackRock, Inc.	31,638	31,037,827
Blackstone, Inc.	163,615	27,446,416
Cboe Global Markets, Inc.	23,774	5,077,413
Charles Schwab Corp.	339,441	24,042,606
CME Group, Inc.	81,820	18,438,955
Coinbase Global, Inc. Class A (a)	46,114	8,265,935
FactSet Research Systems, Inc.	8,643	3,924,441
Goldman Sachs Group, Inc.	71,756	37,154,539
Intercontinental Exchange, Inc.	130,456	20,334,177
KKR & Co., Inc. Class A	153,242	21,184,174
LPL Financial	16,986	4,793,109
Moody's Corp.	35,584	16,156,559
Morgan Stanley	283,060	32,905,725
MSCI, Inc.	17,871	10,207,915
NASDAQ, Inc.	94,025	6,950,328
Northern Trust Corp.	45,814	4,605,223
Raymond James Financial, Inc.	42,114	6,242,137
S&P Global, Inc.	72,756	34,949,072
State Street Corp.	67,849	6,296,387
T. Rowe Price Group, Inc.	50,574	5,556,060
		356,615,890
Consumer Finance - 0.6%
American Express Co.	127,611	34,465,179
Capital One Financial Corp.	86,763	14,124,149
Discover Financial Services	57,047	8,467,486
Synchrony Financial	89,796	4,951,351
		62,008,165
Financial Services - 4.3%
Apollo Global Management, Inc.	102,233	14,645,900
Berkshire Hathaway, Inc. Class B (a)	416,217	187,680,570
Block, Inc. Class A (a)	126,155	9,123,530
Corpay, Inc. (a)	15,776	5,201,663
Fidelity National Information Services, Inc.	123,958	11,122,751
Fiserv, Inc. (a)	130,815	25,888,289
Global Payments, Inc.	57,810	5,995,475
Jack Henry & Associates, Inc.	16,596	3,019,310
MasterCard, Inc. Class A	187,465	93,655,639
PayPal Holdings, Inc. (a)	232,292	18,420,756
Visa, Inc. Class A	379,557	110,014,596
		484,768,479
Insurance - 2.1%
AFLAC, Inc.	114,522	12,000,760
Allstate Corp.	59,994	11,190,081
American International Group, Inc.	146,315	11,102,382
Aon PLC	49,361	18,109,070
Arch Capital Group Ltd. (a)	85,100	8,387,456
Arthur J. Gallagher & Co.	49,783	13,998,980
Brown & Brown, Inc.	53,797	5,629,318
Chubb Ltd.	85,357	24,108,231
Cincinnati Financial Corp.	35,498	4,999,183
Everest Re Group Ltd.	9,836	3,497,780
Fidelity National Financial, Inc.	59,057	3,553,460
Hartford Financial Services Group, Inc.	66,577	7,352,764
Markel Group, Inc. (a)	2,941	4,535,051
Marsh & McLennan Companies, Inc.	111,737	24,385,483
MetLife, Inc.	133,665	10,482,009
Principal Financial Group, Inc.	48,407	3,988,737
Progressive Corp.	133,075	32,314,602
Prudential Financial, Inc.	81,116	9,935,088
The Travelers Companies, Inc.	51,790	12,737,233
W.R. Berkley Corp.	68,307	3,905,111
Willis Towers Watson PLC	23,075	6,973,034
		233,185,813
TOTAL FINANCIALS		1,506,862,000
HEALTH CARE - 11.1%
Biotechnology - 1.9%
AbbVie, Inc.	401,343	81,821,797
Alnylam Pharmaceuticals, Inc. (a)	29,170	7,776,430
Amgen, Inc.	122,088	39,087,694
Biogen, Inc. (a)	33,093	5,758,182
BioMarin Pharmaceutical, Inc. (a)	43,201	2,846,514
Exact Sciences Corp. (a)(b)	42,041	2,897,886
Gilead Sciences, Inc.	282,880	25,125,402
Grail, Inc. (b)	6,527	88,571
Moderna, Inc. (a)	76,858	4,178,001
Regeneron Pharmaceuticals, Inc. (a)	24,111	20,209,840
Vertex Pharmaceuticals, Inc. (a)	58,644	27,913,371
		217,703,688
Health Care Equipment & Supplies - 2.3%
Abbott Laboratories	395,341	44,819,809
Align Technology, Inc. (a)	15,930	3,266,128
Baxter International, Inc.	115,918	4,138,273
Becton, Dickinson & Co.	65,677	15,341,490
Boston Scientific Corp. (a)	334,619	28,114,688
DexCom, Inc. (a)	91,053	6,417,415
Edwards Lifesciences Corp. (a)	136,877	9,172,128
GE Healthcare Technologies, Inc.	103,762	9,063,611
Hologic, Inc. (a)	52,778	4,268,157
IDEXX Laboratories, Inc. (a)	18,702	7,610,218
Insulet Corp. (a)	15,932	3,688,736
Intuitive Surgical, Inc. (a)	80,596	40,607,489
Medtronic PLC	291,433	26,010,395
ResMed, Inc.	33,386	8,095,103
STERIS PLC	22,408	4,971,215
Stryker Corp.	77,905	27,755,993
The Cooper Companies, Inc. (a)	45,244	4,736,142
Zimmer Biomet Holdings, Inc.	46,272	4,947,402
		253,024,392
Health Care Providers & Services - 2.2%
Cardinal Health, Inc.	55,408	6,012,876
Cencora, Inc.	39,638	9,040,635
Centene Corp. (a)	119,523	7,441,502
Cigna Group	63,519	19,996,416
CVS Health Corp.	285,834	16,138,188
Elevance Health, Inc.	52,689	21,379,089
HCA Holdings, Inc.	42,221	15,146,362
Humana, Inc.	27,357	7,053,455
Labcorp Holdings, Inc.	19,078	4,354,935
McKesson Corp.	29,465	14,749,884
Molina Healthcare, Inc. (a)	13,315	4,277,044
Quest Diagnostics, Inc.	25,259	3,910,851
UnitedHealth Group, Inc.	209,818	118,442,261
		247,943,498
Health Care Technology - 0.1%
Veeva Systems, Inc. Class A (a)	33,792	7,056,783
Life Sciences Tools & Services - 1.2%
Agilent Technologies, Inc.	66,297	8,639,162
Avantor, Inc. (a)(b)	154,296	3,451,602
Bio-Techne Corp.	35,767	2,637,816
Charles River Laboratories International, Inc. (a)	11,711	2,091,350
Danaher Corp.	146,053	35,879,380
Illumina, Inc. (a)	36,197	5,217,436
IQVIA Holdings, Inc. (a)	39,353	8,099,634
Mettler-Toledo International, Inc. (a)	4,822	6,228,819
Revvity, Inc.	28,056	3,327,161
Thermo Fisher Scientific, Inc.	86,799	47,420,030
Waters Corp. (a)	13,489	4,358,431
West Pharmaceutical Services, Inc.	16,483	5,075,610
		132,426,431
Pharmaceuticals - 3.4%
Bristol-Myers Squibb Co.	460,659	25,690,952
Eli Lilly & Co.	179,243	148,725,087
Johnson & Johnson	546,969	87,438,464
Merck & Co., Inc.	575,954	58,931,613
Pfizer, Inc.	1,287,563	36,438,033
Royalty Pharma PLC Class A	88,334	2,385,018
Viatris, Inc.	271,460	3,148,936
Zoetis, Inc. Class A	102,940	18,403,613
		381,161,716
TOTAL HEALTH CARE		1,239,316,508
INDUSTRIALS - 8.4%
Aerospace & Defense - 1.9%
Axon Enterprise, Inc. (a)	16,313	6,908,556
GE Aerospace	246,375	42,322,298
General Dynamics Corp.	58,590	17,085,430
HEICO Corp.	9,105	2,230,270
HEICO Corp. Class A	16,936	3,251,881
Howmet Aerospace, Inc.	92,736	9,247,634
L3Harris Technologies, Inc.	43,102	10,666,452
Lockheed Martin Corp.	48,201	26,320,156
Northrop Grumman Corp.	31,235	15,899,240
RTX Corp.	302,251	36,569,348
Textron, Inc.	42,590	3,425,088
The Boeing Co. (a)	133,002	19,858,529
TransDigm Group, Inc.	12,749	16,603,023
		210,387,905
Air Freight & Logistics - 0.4%
Expeditors International of Washington, Inc.	32,064	3,815,616
FedEx Corp.	51,207	14,023,037
United Parcel Service, Inc. Class B	166,438	22,312,678
		40,151,331
Building Products - 0.5%
Builders FirstSource, Inc. (a)	26,460	4,535,244
Carlisle Companies, Inc.	10,478	4,424,126
Carrier Global Corp.	190,762	13,872,213
Johnson Controls International PLC	151,783	11,467,206
Masco Corp.	49,586	3,962,417
Trane Technologies PLC	51,277	18,980,694
		57,241,900
Commercial Services & Supplies - 0.6%
Cintas Corp.	77,849	16,022,103
Copart, Inc. (a)	198,970	10,240,986
RB Global, Inc.	41,869	3,547,979
Republic Services, Inc.	46,385	9,184,230
Veralto Corp.	56,145	5,737,458
Waste Management, Inc.	82,979	17,911,017
		62,643,773
Construction & Engineering - 0.1%
Quanta Services, Inc.	33,476	10,097,366
Electrical Equipment - 0.8%
AMETEK, Inc.	52,608	9,645,151
Eaton Corp. PLC	90,456	29,993,400
Emerson Electric Co.	130,126	14,088,742
GE Vernova LLC	62,440	18,835,650
Hubbell, Inc.	12,197	5,208,485
Rockwell Automation, Inc.	25,781	6,876,051
Vertiv Holdings Co.	85,240	9,315,880
		93,963,359
Ground Transportation - 0.9%
CSX Corp.	440,501	14,818,454
J.B. Hunt Transport Services, Inc.	18,333	3,311,306
Norfolk Southern Corp.	51,372	12,865,090
Old Dominion Freight Lines, Inc.	42,847	8,625,958
Uber Technologies, Inc. (a)	477,371	34,394,581
Union Pacific Corp.	138,419	32,122,897
		106,138,286
Industrial Conglomerates - 0.4%
3M Co.	124,823	16,036,011
Honeywell International, Inc.	147,961	30,432,618
		46,468,629
Machinery - 1.5%
Caterpillar, Inc.	110,178	41,448,964
Cummins, Inc.	31,140	10,244,437
Deere & Co.	58,231	23,565,503
Dover Corp.	31,231	5,912,965
Fortive Corp.	79,597	5,685,614
IDEX Corp.	17,213	3,694,598
Illinois Tool Works, Inc.	61,389	16,030,510
Ingersoll Rand, Inc.	91,678	8,801,088
Otis Worldwide Corp.	91,011	8,937,280
PACCAR, Inc.	119,111	12,420,895
Parker Hannifin Corp.	29,207	18,519,282
Stanley Black & Decker, Inc.	34,987	3,251,692
Westinghouse Air Brake Tech Co.	39,803	7,482,168
Xylem, Inc.	55,188	6,720,795
		172,715,791
Passenger Airlines - 0.2%
Delta Air Lines, Inc.	145,689	8,336,325
Southwest Airlines Co. (b)	136,279	4,167,412
United Airlines Holdings, Inc. (a)	74,712	5,846,961
		18,350,698
Professional Services - 0.7%
Amentum Holdings, Inc.	28,576	849,850
Automatic Data Processing, Inc.	92,659	26,800,689
Booz Allen Hamilton Holding Corp. Class A	29,354	5,332,448
Broadridge Financial Solutions, Inc.	26,517	5,591,375
Equifax, Inc.	28,114	7,450,772
Jacobs Solutions, Inc.	28,449	3,999,360
Leidos Holdings, Inc.	30,608	5,606,161
Paychex, Inc.	72,826	10,146,847
SS&C Technologies Holdings, Inc.	48,543	3,394,612
TransUnion	44,146	4,471,990
Verisk Analytics, Inc.	32,361	8,890,214
		82,534,318
Trading Companies & Distributors - 0.4%
Fastenal Co.	130,111	10,172,078
Ferguson Enterprises, Inc.	45,723	8,995,543
United Rentals, Inc.	15,130	12,297,664
W.W. Grainger, Inc.	10,095	11,197,677
		42,662,962
TOTAL INDUSTRIALS		943,356,318
INFORMATION TECHNOLOGY - 32.0%
Communications Equipment - 0.8%
Arista Networks, Inc. (a)	58,534	22,619,879
Cisco Systems, Inc.	915,431	50,138,156
F5, Inc. (a)	13,220	3,091,894
Motorola Solutions, Inc.	37,912	17,035,757
		92,885,686
Electronic Equipment, Instruments & Components - 0.6%
Amphenol Corp. Class A	273,636	18,339,085
CDW Corp.	30,350	5,712,781
Corning, Inc.	174,986	8,327,584
Jabil, Inc.	25,814	3,177,445
Keysight Technologies, Inc. (a)	39,657	5,909,290
TE Connectivity PLC	69,053	10,179,793
Teledyne Technologies, Inc. (a)	10,630	4,840,052
Trimble, Inc. (a)	55,547	3,360,594
Zebra Technologies Corp. Class A (a)	11,719	4,476,306
		64,322,930
IT Services - 1.3%
Accenture PLC Class A	142,327	49,077,196
Akamai Technologies, Inc. (a)	34,448	3,482,004
Cloudflare, Inc. Class A (a)	69,000	6,051,990
Cognizant Technology Solutions Corp. Class A	112,621	8,400,400
EPAM Systems, Inc. (a)	12,920	2,437,358
Gartner, Inc. (a)	17,510	8,798,775
GoDaddy, Inc. Class A (a)	32,032	5,342,938
IBM Corp.	209,303	43,267,116
MongoDB, Inc. Class A (a)	16,666	4,506,486
Okta, Inc. Class A (a)	36,546	2,627,292
Snowflake, Inc. Class A (a)	76,072	8,734,587
Twilio, Inc. Class A (a)	36,451	2,939,773
VeriSign, Inc. (a)	19,085	3,374,991
		149,040,906
Semiconductors & Semiconductor Equipment - 11.4%
Advanced Micro Devices, Inc. (a)	367,749	52,981,598
Analog Devices, Inc.	112,751	25,155,876
Applied Materials, Inc.	188,132	34,161,009
Broadcom, Inc.	1,057,679	179,562,164
Enphase Energy, Inc. (a)	30,720	2,550,989
Entegris, Inc.	34,304	3,591,972
First Solar, Inc. (a)	24,323	4,730,337
Intel Corp.	969,540	20,864,501
KLA Corp.	30,544	20,349,329
Lam Research Corp.	296,241	22,025,518
Marvell Technology, Inc.	196,681	15,756,115
Microchip Technology, Inc.	121,905	8,944,170
Micron Technology, Inc.	251,949	25,106,718
Monolithic Power Systems, Inc.	11,077	8,410,766
NVIDIA Corp.	5,589,582	742,072,906
NXP Semiconductors NV	57,880	13,572,860
ON Semiconductor Corp. (a)	97,330	6,860,792
Qorvo, Inc. (a)	21,550	1,535,653
Qualcomm, Inc.	253,122	41,200,668
Skyworks Solutions, Inc.	36,318	3,180,730
Teradyne, Inc.	37,076	3,937,842
Texas Instruments, Inc.	207,462	42,147,980
		1,278,700,493
Software - 10.5%
Adobe, Inc. (a)	100,749	48,166,082
ANSYS, Inc. (a)	19,855	6,361,741
AppLovin Corp. Class A, (a)	48,598	8,232,015
Atlassian Corp. PLC Class A, (a)	36,193	6,823,828
Autodesk, Inc. (a)	48,954	13,893,145
Cadence Design Systems, Inc. (a)	62,217	17,179,358
Crowdstrike Holdings, Inc. Class A (a)	52,461	15,574,097
Datadog, Inc. Class A (a)	70,690	8,867,354
DocuSign, Inc. (a)	46,569	3,230,957
Fair Isaac Corp. (a)	5,571	11,103,616
Fortinet, Inc. (a)	144,255	11,347,098
Gen Digital, Inc.	123,200	3,586,352
HubSpot, Inc. (a)	11,667	6,472,735
Intuit, Inc.	63,518	38,765,035
Microsoft Corp.	1,688,927	686,295,486
MicroStrategy, Inc. Class A (a)(b)	39,690	9,704,205
Oracle Corp.	363,186	60,957,138
Palantir Technologies, Inc. Class A (a)	457,570	19,016,609
Palo Alto Networks, Inc. (a)	73,574	26,510,919
PTC, Inc. (a)	27,295	5,058,582
Roper Technologies, Inc.	24,357	13,097,490
Salesforce, Inc.	220,175	64,152,390
ServiceNow, Inc. (a)	46,807	43,670,463
Synopsys, Inc. (a)	34,813	17,880,305
Tyler Technologies, Inc. (a)	9,696	5,871,801
Workday, Inc. Class A (a)	48,260	11,285,601
Zoom Video Communications, Inc. Class A (a)	59,897	4,476,702
Zscaler, Inc. (a)	21,293	3,849,561
		1,171,430,665
Technology Hardware, Storage & Peripherals - 7.4%
Apple, Inc.	3,454,668	780,444,042
Dell Technologies, Inc. Class C	65,364	8,080,951
Hewlett Packard Enterprise Co.	295,304	5,755,475
HP, Inc.	222,345	7,897,694
NetApp, Inc.	46,708	5,385,899
Seagate Technology Holdings PLC	47,712	4,788,853
Super Micro Computer, Inc. (a)(b)	114,425	3,330,912
Western Digital Corp. (a)	74,190	4,845,349
		820,529,175
TOTAL INFORMATION TECHNOLOGY		3,576,909,855
MATERIALS - 2.1%
Chemicals - 1.4%
Air Products & Chemicals, Inc.	50,514	15,686,112
Albemarle Corp. (b)	26,679	2,527,302
Celanese Corp.	24,861	3,131,740
CF Industries Holdings, Inc.	41,030	3,373,897
Corteva, Inc.	157,288	9,581,985
Dow, Inc.	159,256	7,864,061
DuPont de Nemours, Inc.	94,858	7,872,265
Eastman Chemical Co.	26,517	2,786,672
Ecolab, Inc.	57,541	14,139,550
International Flavors & Fragrances, Inc.	58,088	5,775,690
Linde PLC	109,228	49,824,352
LyondellBasell Industries NV Class A	59,086	5,131,619
PPG Industries, Inc.	53,006	6,599,777
Sherwin-Williams Co.	52,732	18,918,660
The Mosaic Co.	72,386	1,937,049
		155,150,731
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	13,887	8,225,826
Vulcan Materials Co.	30,006	8,219,544
		16,445,370
Containers & Packaging - 0.2%
Amcor PLC	328,577	3,657,062
Avery Dennison Corp.	18,296	3,787,821
Ball Corp.	68,969	4,086,413
International Paper Co.	78,923	4,383,383
Packaging Corp. of America	20,258	4,637,867
		20,552,546
Metals & Mining - 0.4%
Freeport-McMoRan, Inc.	326,479	14,698,085
Newmont Corp.	260,715	11,846,890
Nucor Corp.	53,926	7,648,864
Reliance, Inc.	12,507	3,581,254
Steel Dynamics, Inc.	32,605	4,254,953
		42,030,046
TOTAL MATERIALS		234,178,693
REAL ESTATE - 2.2%
Equity Real Estate Investment Trusts (REITs) - 2.1%
Alexandria Real Estate Equities, Inc.	35,369	3,945,412
American Tower Corp.	106,129	22,662,787
AvalonBay Communities, Inc.	32,269	7,151,133
Crown Castle, Inc.	98,738	10,613,348
Digital Realty Trust, Inc.	69,930	12,463,624
Equinix, Inc.	21,573	19,590,010
Equity Residential (SBI)	77,514	5,454,660
Essex Property Trust, Inc.	14,588	4,140,950
Extra Space Storage, Inc.	48,151	7,863,058
Gaming & Leisure Properties	62,442	3,133,964
Healthpeak Properties, Inc.	159,997	3,591,933
Host Hotels & Resorts, Inc.	159,353	2,747,246
Invitation Homes, Inc.	129,439	4,065,679
Iron Mountain, Inc.	66,650	8,246,605
Mid-America Apartment Communities, Inc.	26,553	4,018,531
Prologis, Inc.	210,382	23,760,543
Public Storage Operating Co.	35,789	11,776,728
Realty Income Corp.	197,869	11,747,483
SBA Communications Corp. Class A	24,418	5,603,198
Simon Property Group, Inc.	69,633	11,776,333
Sun Communities, Inc.	26,644	3,535,126
UDR, Inc.	68,329	2,882,801
Ventas, Inc.	93,867	6,147,350
VICI Properties, Inc.	237,911	7,556,053
Welltower, Inc.	131,486	17,734,832
Weyerhaeuser Co.	165,236	5,148,754
WP Carey, Inc.	49,760	2,772,627
		230,130,768
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (a)	68,440	8,963,587
CoStar Group, Inc. (a)	93,114	6,777,768
		15,741,355
TOTAL REAL ESTATE		245,872,123
UTILITIES - 2.4%
Electric Utilities - 1.6%
Alliant Energy Corp.	58,325	3,499,500
American Electric Power Co., Inc.	120,905	11,939,369
Constellation Energy Corp.	71,049	18,683,045
Duke Energy Corp.	175,413	20,219,857
Edison International	87,742	7,229,941
Entergy Corp.	48,579	7,519,058
Evergy, Inc.	52,249	3,157,930
Eversource Energy	81,197	5,346,822
Exelon Corp.	227,208	8,929,274
FirstEnergy Corp.	116,454	4,871,271
NextEra Energy, Inc.	466,829	36,996,198
PG&E Corp.	485,668	9,820,207
PPL Corp.	167,603	5,457,154
Southern Co.	248,447	22,616,130
Xcel Energy, Inc.	126,668	8,462,689
		174,748,445
Gas Utilities - 0.0%
Atmos Energy Corp.	35,269	4,894,632
Independent Power and Renewable Electricity Producers - 0.1%
The AES Corp.	161,697	2,666,384
Vistra Corp.	78,063	9,754,752
		12,421,136
Multi-Utilities - 0.6%
Ameren Corp.	60,623	5,280,870
CenterPoint Energy, Inc.	148,078	4,372,743
CMS Energy Corp.	67,874	4,724,709
Consolidated Edison, Inc.	78,579	7,989,913
Dominion Energy, Inc.	190,621	11,347,668
DTE Energy Co.	47,037	5,842,936
Public Service Enterprise Group, Inc.	113,193	10,120,586
Sempra	143,863	11,993,858
WEC Energy Group, Inc.	71,817	6,860,678
		68,533,961
Water Utilities - 0.1%
American Water Works Co., Inc.	44,274	6,114,682
TOTAL UTILITIES		266,712,856
TOTAL COMMON STOCKS (Cost $7,661,826,108)		11,137,364,492

U.S. Treasury Obligations - 0.0%
	Principal Amount (c)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.08% 11/21/24 (d) (Cost $1,290,394)	1,294,000	1,290,684

Money Market Funds - 0.5%
	Shares	Value ($)
Fidelity Cash Central Fund 4.87% (e)	32,669,652	32,676,186
Fidelity Securities Lending Cash Central Fund 4.87% (e)(f)	25,658,959	25,661,525
TOTAL MONEY MARKET FUNDS (Cost $58,337,711)		58,337,711

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $7,721,454,213)	11,196,992,887
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(8,618,342)
NET ASSETS - 100.0%	11,188,374,545

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	170	Dec 2024	48,777,250	(86,155)	(86,155)

The notional amount of futures purchased as a percentage of Net Assets is 0.4%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Amount is stated in United States dollars unless otherwise noted.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,290,684.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.87%	28,139,519	1,383,447,232	1,378,909,525	1,490,860	(1,040)	-	32,676,186	0.1%
Fidelity Securities Lending Cash Central Fund 4.87%	10,556,343	142,730,318	127,625,136	26,855	-	-	25,661,525	0.1%
Total	38,695,862	1,526,177,550	1,506,534,661	1,517,715	(1,040)	-	58,337,711

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	1,018,419,461	1,018,419,461	-	-
Consumer Discretionary	1,107,103,074	1,107,103,074	-	-
Consumer Staples	624,089,128	624,089,128	-	-
Energy	374,544,476	374,544,476	-	-
Financials	1,506,862,000	1,506,862,000	-	-
Health Care	1,239,316,508	1,239,316,508	-	-
Industrials	943,356,318	943,356,318	-	-
Information Technology	3,576,909,855	3,576,909,855	-	-
Materials	234,178,693	234,178,693	-	-
Real Estate	245,872,123	245,872,123	-	-
Utilities	266,712,856	266,712,856	-	-

U.S. Government and Government Agency Obligations	1,290,684	-	1,290,684	-

Money Market Funds	58,337,711	58,337,711	-	-
Total Investments in Securities:	11,196,992,887	11,195,702,203	1,290,684	-
Derivative Instruments: Liabilities
Futures Contracts	(86,155)	(86,155)	-	-
Total Liabilities	(86,155)	(86,155)	-	-
Total Derivative Instruments:	(86,155)	(86,155)	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	0	(86,155)
Total Equity Risk	0	(86,155)
Total Value of Derivatives	0	(86,155)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity ZERO® Large Cap Index Fund
Financial Statements
Statement of Assets and Liabilities
As of October 31, 2024
Assets
Investment in securities, at value (including securities loaned of $24,363,228) - See accompanying schedule:
Unaffiliated issuers (cost $7,663,116,502)	$11,138,655,176
Fidelity Central Funds (cost $58,337,711)	58,337,711

Total Investment in Securities (cost $7,721,454,213)		$11,196,992,887
Segregated cash with brokers for derivative instruments		518,327
Receivable for fund shares sold		16,118,606
Dividends receivable		5,733,458
Distributions receivable from Fidelity Central Funds		113,502
Other receivables		317,465
Total assets		11,219,794,245
Liabilities
Payable for fund shares redeemed	$5,016,244
Payable for daily variation margin on futures contracts	741,931
Collateral on securities loaned	25,661,525
Total liabilities		31,419,700
Net Assets		$11,188,374,545
Net Assets consist of:
Paid in capital		$7,746,418,002
Total accumulated earnings (loss)		3,441,956,543
Net Assets		$11,188,374,545
Net Asset Value, offering price and redemption price per share ($11,188,374,545 ÷ 548,464,925 shares)		$20.40
Statement of Operations
Year ended October 31, 2024
Investment Income
Dividends		$125,869,551
Interest		80,159
Income from Fidelity Central Funds (including $26,855 from security lending)		1,517,715
Total income		127,467,425
Expenses
Independent trustees' fees and expenses	$38,312
Total expenses before reductions	38,312
Expense reductions	(10,975)
Total expenses after reductions		27,337
Net Investment income (loss)		127,440,088
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(28,569,799)
Fidelity Central Funds	(1,040)
Foreign currency transactions	(3,425)
Futures contracts	5,662,503
Total net realized gain (loss)		(22,911,761)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	2,593,322,770
Futures contracts	291,963
Total change in net unrealized appreciation (depreciation)		2,593,614,733
Net gain (loss)		2,570,702,972
Net increase (decrease) in net assets resulting from operations		$2,698,143,060
Statement of Changes in Net Assets

	Year ended October 31, 2024	Year ended October 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$127,440,088	$96,926,909
Net realized gain (loss)	(22,911,761)	(39,884,867)
Change in net unrealized appreciation (depreciation)	2,593,614,733	499,079,098
Net increase (decrease) in net assets resulting from operations	2,698,143,060	556,121,140
Distributions to shareholders	(99,928,756)	(80,225,687)

Share transactions
Proceeds from sales of shares	3,323,184,972	1,460,240,659
Reinvestment of distributions	87,829,389	71,732,498
Cost of shares redeemed	(1,253,994,181)	(881,002,253)

Net increase (decrease) in net assets resulting from share transactions	2,157,020,180	650,970,904
Total increase (decrease) in net assets	4,755,234,484	1,126,866,357

Net Assets
Beginning of period	6,433,140,061	5,306,273,704
End of period	$11,188,374,545	$6,433,140,061

Other Information
Shares
Sold	179,718,697	98,505,608
Issued in reinvestment of distributions	5,267,475	5,333,271
Redeemed	(67,672,907)	(60,048,756)
Net increase (decrease)	117,313,265	43,790,123

Financial Highlights
Fidelity ZERO® Large Cap Index Fund

Years ended October 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$14.92	$13.70	$16.55	$11.73	$10.65
Income from Investment Operations
Net investment income (loss) A,B	.26	.24	.22	.20	.20
Net realized and unrealized gain (loss)	5.45	1.19	(2.91)	4.78	1.01
Total from investment operations	5.71	1.43	(2.69)	4.98	1.21
Distributions from net investment income	(.23)	(.21)	(.16)	(.16)	(.13)
Total distributions	(.23)	(.21)	(.16)	(.16)	(.13)
Net asset value, end of period	$20.40	$14.92	$13.70	$16.55	$11.73
Total Return C	38.58%	10.57%	(16.39)%	42.81%	11.45%
Ratios to Average Net Assets B,D,E
Expenses before reductions F	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any F	- %	-%	-%	-%	-%
Expenses net of all reductions F	-%	-%	-%	-%	-%
Net investment income (loss)	1.39%	1.61%	1.48%	1.36%	1.80%
Supplemental Data
Net assets, end of period (000 omitted)	$11,188,375	$6,433,140	$5,306,274	$5,103,057	$2,375,916
Portfolio turnover rate G	3%	2%	3%	5% H	5%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount represents less than .005%.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
HPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity ZERO® Total Market Index Fund
Schedule of Investments October 31, 2024
Showing Percentage of Net Assets
Common Stocks - 99.7%
	Shares	Value ($)
COMMUNICATION SERVICES - 8.5%
Diversified Telecommunication Services - 0.7%
Anterix, Inc. (a)	7,958	258,476
AST SpaceMobile, Inc. Class A, (a)(b)	60,108	1,431,171
AT&T, Inc.	3,098,894	69,849,071
ATN International, Inc.	4,224	88,535
Bandwidth, Inc. Class A, (a)	9,719	189,521
Cogent Communications Group, Inc.	18,597	1,492,781
Consolidated Communications Holdings, Inc. (a)	30,517	141,446
Frontier Communications Parent, Inc. (a)	95,143	3,399,459
GCI Liberty, Inc. Class A (Escrow) (c)(h)	19,818	0
Globalstar, Inc. (a)	316,101	331,906
IDT Corp. Class B	9,253	434,243
Iridium Communications, Inc.	51,055	1,497,443
Liberty Global Ltd.:
Class A	53,513	1,060,093
Class C	88,389	1,822,581
Liberty Latin America Ltd.:
Class A (a)	21,538	210,857
Class C (a)	47,868	463,362
Lumen Technologies, Inc. (a)	438,598	2,802,641
Shenandoah Telecommunications Co.	21,474	297,200
Verizon Communications, Inc.	1,819,292	76,646,772
		162,417,558
Entertainment - 1.2%
AMC Entertainment Holdings, Inc. Class A (a)(b)	155,829	684,089
Atlanta Braves Holdings, Inc.:
Class A (a)	4,437	186,620
Class C, (a)	15,682	619,596
Cinemark Holdings, Inc. (a)	46,513	1,383,762
Electronic Arts, Inc.	103,998	15,688,098
Endeavor Group Holdings, Inc. (b)	81,258	2,396,298
Eventbrite, Inc. (a)	34,216	109,491
Liberty Media Corp. Liberty Formula One:
Class A (a)	17,661	1,311,153
Class C (a)	87,978	7,024,164
Liberty Media Corp. Liberty Live:
Class C (a)	21,840	1,274,582
Series A (a)	6,098	346,001
Lions Gate Entertainment Corp.:
Class A (a)(b)	27,041	213,624
Class B (a)	51,968	366,374
Live Nation Entertainment, Inc. (a)	67,437	7,899,570
Madison Square Garden Entertainment Corp. Class A (a)	17,762	740,853
Madison Square Garden Sports Corp. (a)	7,274	1,619,920
Marcus Corp.	10,097	190,530
Netflix, Inc. (a)	185,466	140,217,860
Playtika Holding Corp.	29,220	228,793
Roblox Corp. Class A (a)	228,034	11,793,918
Roku, Inc. Class A (a)	55,114	3,531,705
Skillz, Inc. (a)(b)	4,989	28,787
Sphere Entertainment Co. Class A (a)(b)	11,450	478,725
Take-Two Interactive Software, Inc. (a)	70,267	11,363,579
The Walt Disney Co.	783,745	75,396,269
TKO Group Holdings, Inc. (a)	28,628	3,342,892
Vivid Seats, Inc. Class A (a)(b)	42,251	171,962
Warner Bros Discovery, Inc. (a)	964,475	7,841,182
Warner Music Group Corp. Class A	61,648	1,970,270
		298,420,667
Interactive Media & Services - 5.7%
Alphabet, Inc.:
Class A	2,532,728	433,375,088
Class C	2,074,816	358,299,975
Angi, Inc. Class A, (a)(b)	34,532	82,186
Bumble, Inc. Class A (a)	40,283	285,204
CarGurus, Inc. Class A (a)	37,674	1,168,647
Cars.com, Inc. (a)	26,713	427,141
EverQuote, Inc. Class A (a)	11,526	207,237
fuboTV, Inc. (a)	142,553	248,042
IAC, Inc. Class A (a)	30,657	1,470,003
Match Group, Inc. (a)	110,823	3,992,953
MediaAlpha, Inc. Class A (a)	14,111	241,721
Meta Platforms, Inc. Class A	944,112	535,859,089
Nextdoor Holdings, Inc. Class A (a)	70,748	171,210
Pinterest, Inc. Class A (a)	261,181	8,302,944
QuinStreet, Inc. (a)	22,681	476,301
Rumble, Inc. (a)(b)	33,610	196,282
Shutterstock, Inc. (b)	10,366	332,645
Snap, Inc. Class A (a)	456,409	5,549,933
TripAdvisor, Inc. Class A (a)	45,820	734,953
Vimeo, Inc. Class A (a)	67,453	321,751
Yelp, Inc. Class A (a)	29,633	1,011,671
Ziff Davis, Inc. (a)	19,561	905,087
ZipRecruiter, Inc. (a)	31,889	295,611
Zoominfo Technologies, Inc. (a)	125,087	1,382,211
		1,355,337,885
Media - 0.7%
Advantage Solutions, Inc. Class A (a)(b)	40,394	123,606
Altice U.S.A., Inc. Class A (a)	98,190	238,602
AMC Networks, Inc. Class A (a)	12,688	102,773
Boston Omaha Corp. (a)	8,548	126,168
Cable One, Inc. (b)	1,936	661,260
Cardlytics, Inc. (a)(b)	20,758	89,467
Charter Communications, Inc. Class A (a)	41,970	13,749,792
Clear Channel Outdoor Holdings, Inc. (a)	148,935	218,934
Comcast Corp. Class A	1,669,497	72,906,934
E.W. Scripps Co. Class A (a)	24,334	81,641
EchoStar Corp. Class A (a)	52,218	1,308,583
Entravision Communication Corp. Class A	25,150	58,348
Fox Corp.:
Class A	96,515	4,053,630
Class B	57,972	2,258,589
Gannett Co., Inc. (a)	59,351	278,356
Gray Television, Inc.	36,926	210,847
iHeartMedia, Inc. (a)	42,187	83,530
Integral Ad Science Holding Corp. (a)	29,255	346,379
Interpublic Group of Companies, Inc.	162,784	4,785,850
John Wiley & Sons, Inc. Class A	18,426	908,402
Liberty Broadband Corp.:
Class A (a)	7,074	567,547
Class C (a)	48,337	3,906,596
Magnite, Inc. (a)	55,438	691,866
National CineMedia, Inc. (a)	40,676	292,460
News Corp.:
Class A	154,498	4,210,071
Class B	57,827	1,679,296
Nexstar Media Group, Inc.	12,979	2,283,266
Omnicom Group, Inc.	84,590	8,543,590
Paramount Global:
Class A (b)	13,571	297,069
Class B (b)	232,918	2,548,123
PubMatic, Inc. Class A (a)	17,381	255,588
Scholastic Corp.	10,641	264,216
Sinclair, Inc. Class A	17,112	295,524
Sirius XM Holdings, Inc.	94,780	2,526,835
Stagwell, Inc. (a)	47,524	295,124
TechTarget, Inc. (a)	11,522	333,504
TEGNA, Inc.	72,194	1,186,147
The New York Times Co. Class A	71,247	3,978,432
The Trade Desk, Inc. Class A (a)	193,547	23,266,285
Thryv Holdings, Inc. (a)	13,052	187,688
WideOpenWest, Inc. (a)	19,262	96,117
		160,297,035
Wireless Telecommunication Services - 0.2%
Gogo, Inc. (a)(b)	25,220	165,191
NII Holdings, Inc. (a)(b)(c)	11,652	0
Spok Holdings, Inc.	8,353	130,056
T-Mobile U.S., Inc.	211,790	47,263,056
Telephone & Data Systems, Inc.	42,660	1,269,135
U.S. Cellular Corp. (a)	5,995	369,892
		49,197,330
TOTAL COMMUNICATION SERVICES		2,025,670,475
CONSUMER DISCRETIONARY - 10.2%
Automobile Components - 0.1%
Adient PLC (a)	38,077	743,644
American Axle & Manufacturing Holdings, Inc. (a)	47,704	269,528
Aptiv PLC (a)	115,204	6,547,043
Autoliv, Inc.	31,958	2,968,259
BorgWarner, Inc.	99,174	3,335,222
Cooper-Standard Holding, Inc. (a)	6,999	87,837
Dana, Inc.	56,306	431,867
Dorman Products, Inc. (a)	11,674	1,331,186
Fox Factory Holding Corp. (a)	18,232	656,170
Garrett Motion, Inc. (a)(b)	55,707	413,903
Gentex Corp.	100,160	3,035,850
Gentherm, Inc. (a)	13,385	561,501
Holley, Inc. (a)	19,545	50,622
LCI Industries	11,031	1,227,530
Lear Corp.	23,955	2,293,931
Luminar Technologies, Inc. Class A (a)(b)	171,833	133,239
Mobileye Global, Inc. Class A (a)(b)	42,711	581,297
Modine Manufacturing Co. (a)	22,652	2,667,726
Patrick Industries, Inc.	9,672	1,218,479
Phinia, Inc.	18,791	875,285
QuantumScape Corp. Class A (a)(b)	161,599	832,235
Solid Power, Inc. (a)(b)	49,690	58,634
Standard Motor Products, Inc.	7,672	246,962
Stoneridge, Inc. (a)	11,269	78,770
The Goodyear Tire & Rubber Co. (a)	124,097	994,017
Visteon Corp. (a)	11,742	1,059,716
XPEL, Inc. (a)	9,203	354,960
		33,055,413
Automobiles - 1.5%
Canoo, Inc. (a)(b)	24,901	18,850
Ford Motor Co.	1,688,384	17,373,471
General Motors Co.	485,962	24,667,431
Harley-Davidson, Inc.	51,001	1,629,482
Lucid Group, Inc. Class A (a)(b)	393,336	869,273
Rivian Automotive, Inc. Class A (a)(b)	310,321	3,134,242
Tesla, Inc. (a)	1,199,084	299,591,137
Thor Industries, Inc.	23,032	2,397,171
Winnebago Industries, Inc.	12,429	696,521
		350,377,578
Broadline Retail - 3.3%
Amazon.com, Inc. (a)	4,036,691	752,439,202
ContextLogic, Inc. Class A (a)(b)	7,930	51,466
Dillard's, Inc. Class A (b)	1,323	491,521
eBay, Inc.	211,689	12,174,234
Etsy, Inc. (a)	49,333	2,537,690
Groupon, Inc. (a)(b)	10,469	107,412
Kohl's Corp.	47,273	873,605
Macy's, Inc.	118,031	1,810,596
Nordstrom, Inc.	43,400	981,274
Ollie's Bargain Outlet Holdings, Inc. (a)	26,429	2,426,975
Qurate Retail, Inc. Series A (a)	136,952	73,187
		773,967,162
Distributors - 0.1%
A-Mark Precious Metals, Inc.	7,255	281,857
Genuine Parts Co.	60,304	6,916,869
LKQ Corp.	113,056	4,159,330
Pool Corp.	16,558	5,988,035
		17,346,091
Diversified Consumer Services - 0.1%
ADT, Inc.	134,061	965,239
Adtalem Global Education, Inc. (a)	16,548	1,339,064
Bright Horizons Family Solutions, Inc. (a)	25,213	3,365,179
Carriage Services, Inc.	5,475	204,710
Chegg, Inc. (a)	42,026	67,242
Coursera, Inc. (a)	52,981	368,218
Duolingo, Inc. Class A (a)	16,132	4,726,192
European Wax Center, Inc. Class A (a)(b)	14,609	105,039
Frontdoor, Inc. (a)	32,886	1,634,105
Graham Holdings Co. Class B	1,530	1,290,249
Grand Canyon Education, Inc. (a)	12,756	1,748,975
H&R Block, Inc.	60,123	3,591,147
Laureate Education, Inc.	60,821	1,044,905
Mister Car Wash, Inc. (a)	39,984	300,280
Nerdy, Inc. Class A (a)	27,542	24,898
OneSpaWorld Holdings Ltd.	44,383	777,146
Perdoceo Education Corp.	27,746	620,123
Service Corp. International	62,832	5,130,233
Strategic Education, Inc.	10,500	913,080
Stride, Inc. (a)	18,297	1,706,744
Udemy, Inc. (a)	38,515	301,958
Universal Technical Institute, Inc. (a)	18,728	311,634
WW International, Inc. (a)	30,986	32,225
		30,568,585
Hotels, Restaurants & Leisure - 2.1%
Accel Entertainment, Inc. Class A (a)	23,259	256,779
Airbnb, Inc. Class A (a)	190,206	25,637,867
Aramark	114,201	4,320,224
Bally's Corp. (a)	11,773	205,439
BJ's Restaurants, Inc. (a)	9,649	357,881
Bloomin' Brands, Inc.	32,574	540,403
Booking Holdings, Inc.	14,485	67,735,481
Bowlero Corp. Class A (b)	15,409	159,791
Boyd Gaming Corp.	29,656	2,054,864
Brinker International, Inc. (a)	19,376	1,990,109
Caesars Entertainment, Inc. (a)	93,931	3,761,937
Carnival Corp. (a)	437,072	9,615,584
Chipotle Mexican Grill, Inc. (a)	591,896	33,010,040
Choice Hotels International, Inc. (b)	9,687	1,351,433
Churchill Downs, Inc.	31,617	4,429,542
Cracker Barrel Old Country Store, Inc.	9,481	451,011
Darden Restaurants, Inc.	51,338	8,215,107
Dave & Buster's Entertainment, Inc. (a)(b)	13,952	515,247
Denny's Corp. (a)	21,382	137,059
Dine Brands Global, Inc.	6,230	189,641
Domino's Pizza, Inc.	15,102	6,248,150
Doordash, Inc. (a)	143,001	22,408,257
Draftkings Holdings, Inc. Class A (a)	210,280	7,427,090
Dutch Bros, Inc. Class A (a)	48,772	1,615,329
El Pollo Loco Holdings, Inc. (a)	10,450	127,699
Everi Holdings, Inc. (a)	35,393	471,789
Expedia Group, Inc. Class A (a)	53,976	8,436,989
First Watch Restaurant Group, Inc. (a)(b)	14,063	239,001
Golden Entertainment, Inc.	9,527	279,856
Hilton Grand Vacations, Inc. (a)	27,649	1,019,695
Hilton Worldwide Holdings, Inc.	106,467	25,003,775
Hyatt Hotels Corp. Class A	19,631	2,855,329
Jack in the Box, Inc. (b)	8,013	394,640
Krispy Kreme, Inc.	36,502	415,028
Kura Sushi U.S.A., Inc. Class A (a)(b)	2,334	232,980
Las Vegas Sands Corp.	153,120	7,939,272
Life Time Group Holdings, Inc. (a)	30,394	677,178
Light & Wonder, Inc. Class A (a)	38,162	3,578,832
Lindblad Expeditions Holdings (a)	15,398	145,511
Marriott International, Inc. Class A	100,944	26,247,459
Marriott Vacations Worldwide Corp.	13,781	1,061,550
McDonald's Corp.	309,958	90,541,831
MGM Resorts International (a)	99,162	3,656,103
Monarch Casino & Resort, Inc.	6,017	472,395
Norwegian Cruise Line Holdings Ltd. (a)	190,541	4,828,309
Papa John's International, Inc.	14,162	741,947
Penn Entertainment, Inc. (a)	65,257	1,288,826
Planet Fitness, Inc. (a)	36,190	2,841,639
Playa Hotels & Resorts NV (a)	45,640	387,940
PlayAGS, Inc. (a)	16,810	195,500
Portillo's, Inc. Class A (a)(b)	23,105	298,748
Potbelly Corp. (a)	9,769	72,095
RCI Hospitality Holdings, Inc.	3,497	151,840
Red Robin Gourmet Burgers, Inc. (a)	6,198	35,391
Red Rock Resorts, Inc.	21,814	1,122,548
Royal Caribbean Cruises Ltd.	102,384	21,126,938
Rush Street Interactive, Inc. (a)	34,066	368,594
Sabre Corp. (a)	163,011	521,635
Shake Shack, Inc. Class A (a)	17,103	2,080,922
Six Flags Entertainment Corp.	40,112	1,580,814
Soho House & Co., Inc. Class A (a)(b)	15,949	84,689
Starbucks Corp.	489,759	47,849,454
Sweetgreen, Inc. Class A (a)	43,728	1,578,581
Target Hospitality Corp. (a)	14,865	110,893
Texas Roadhouse, Inc.	28,873	5,518,208
The Cheesecake Factory, Inc.	19,929	921,118
Travel+Leisure Co.	29,830	1,426,172
United Parks & Resorts, Inc. (a)	12,933	680,664
Vail Resorts, Inc.	16,357	2,710,191
Viking Holdings Ltd.	38,766	1,521,566
Wendy's Co.	72,900	1,393,119
Wingstop, Inc.	12,595	3,623,456
Wyndham Hotels & Resorts, Inc.	33,867	2,991,133
Wynn Resorts Ltd.	40,069	3,847,425
Xponential Fitness, Inc. (a)	10,183	124,742
Yum! Brands, Inc.	121,483	15,933,710
		504,389,984
Household Durables - 0.5%
Beazer Homes U.S.A., Inc. (a)	12,783	393,205
Cavco Industries, Inc. (a)	3,596	1,473,623
Century Communities, Inc.	12,002	1,064,097
Champion Homes, Inc. (a)	23,181	2,045,260
Cricut, Inc.	19,649	129,290
D.R. Horton, Inc.	126,943	21,453,367
Dream Finders Homes, Inc. (a)(b)	12,005	358,349
Ethan Allen Interiors, Inc.	9,332	258,216
Garmin Ltd.	66,615	13,213,085
GoPro, Inc. Class A (a)	50,551	68,244
Green Brick Partners, Inc. (a)	13,102	904,169
Helen of Troy Ltd. (a)	10,421	663,297
Hovnanian Enterprises, Inc. Class A (a)	2,093	368,452
Installed Building Products, Inc.	10,084	2,187,220
iRobot Corp. (a)(b)	11,918	104,044
KB Home	31,000	2,433,500
La-Z-Boy, Inc.	17,930	682,237
Landsea Homes Corp. Class A (a)	8,149	84,587
Legacy Housing Corp. (a)	5,009	124,223
Leggett & Platt, Inc.	56,930	683,160
Lennar Corp.:
Class A	104,285	17,759,736
Class B	5,246	841,039
LGI Homes, Inc. (a)	8,736	887,228
Lovesac (a)	5,912	172,394
M/I Homes, Inc. (a)	11,797	1,788,307
Meritage Homes Corp.	15,749	2,853,719
Mohawk Industries, Inc. (a)	22,541	3,026,580
Newell Brands, Inc.	179,585	1,580,348
NVR, Inc. (a)	1,328	12,154,932
PulteGroup, Inc.	90,015	11,659,643
Purple Innovation, Inc. Class A (a)	23,698	21,160
SharkNinja, Inc.	28,540	2,631,673
Sonos, Inc. (a)	52,248	654,667
Taylor Morrison Home Corp. (a)	44,927	3,077,500
Tempur Sealy International, Inc.	74,661	3,577,009
Toll Brothers, Inc.	44,663	6,540,450
TopBuild Corp. (a)	12,911	4,562,489
TRI Pointe Homes, Inc. (a)	40,411	1,633,817
Vizio Holding Corp. (a)(b)	42,188	469,552
Whirlpool Corp.	23,567	2,439,420
Worthington Enterprises, Inc.	12,826	491,236
ZAGG, Inc. rights (a)(c)	5,004	0
		127,514,524
Leisure Products - 0.1%
Acushnet Holdings Corp. (b)	12,444	762,817
AMMO, Inc. (a)	35,649	38,501
Brunswick Corp.	28,407	2,265,174
Clarus Corp.	11,444	48,179
Funko, Inc. (a)(b)	15,474	183,212
Hasbro, Inc.	56,845	3,730,737
JAKKS Pacific, Inc. (a)	3,210	101,276
Johnson Outdoors, Inc. Class A	2,700	85,374
Malibu Boats, Inc. Class A (a)	8,502	381,570
MasterCraft Boat Holdings, Inc. (a)	5,659	98,240
Mattel, Inc. (a)	148,733	3,031,179
Peloton Interactive, Inc. Class A (a)	155,489	1,321,657
Polaris, Inc.	22,392	1,565,425
Smith & Wesson Brands, Inc.	19,084	247,233
Sturm, Ruger & Co., Inc.	7,178	282,239
Topgolf Callaway Brands Corp. (a)	60,515	587,601
Vista Outdoor, Inc. (a)	24,820	1,091,335
YETI Holdings, Inc. (a)	37,526	1,321,290
		17,143,039
Specialty Retail - 2.0%
1-800-FLOWERS.com, Inc. Class A (a)(b)	11,697	97,319
Abercrombie & Fitch Co. Class A (a)	22,150	2,919,149
Academy Sports & Outdoors, Inc. (b)	31,934	1,624,163
Advance Auto Parts, Inc. (b)	25,311	903,350
America's Car Mart, Inc. (a)	2,352	91,822
American Eagle Outfitters, Inc.	76,903	1,506,530
Arhaus, Inc. Class A, (b)	23,242	197,092
Arko Corp.	29,667	197,286
Asbury Automotive Group, Inc. (a)	8,772	1,998,612
AutoNation, Inc. (a)	11,197	1,740,798
AutoZone, Inc. (a)	7,387	22,227,483
Bath & Body Works, Inc.	96,231	2,731,036
Best Buy Co., Inc.	84,580	7,648,569
Beyond, Inc. (a)(b)	19,085	122,335
Boot Barn Holdings, Inc. (a)	13,168	1,640,074
Build-A-Bear Workshop, Inc.	5,134	195,554
Burlington Stores, Inc. (a)	27,329	6,771,306
Caleres, Inc.	15,186	453,302
Camping World Holdings, Inc. Class A	18,480	370,709
CarMax, Inc. (a)	68,000	4,921,840
Carvana Co. Class A (a)	49,272	12,185,458
Chewy, Inc. Class A (a)	60,795	1,639,641
Citi Trends, Inc. (a)(b)	3,435	64,887
Designer Brands, Inc. Class A (b)	18,042	93,999
Destination XL Group, Inc. (a)(b)	21,164	56,614
Dick's Sporting Goods, Inc.	25,091	4,911,563
EVgo, Inc. Class A (a)(b)	43,388	340,162
Five Below, Inc. (a)	23,730	2,249,367
Floor & Decor Holdings, Inc. Class A (a)	46,470	4,788,734
Foot Locker, Inc.	35,294	818,468
GameStop Corp. Class A (a)(b)	166,726	3,697,983
Gap, Inc.	95,409	1,981,645
Genesco, Inc. (a)	4,377	112,139
Group 1 Automotive, Inc.	5,715	2,082,089
GrowGeneration Corp. (a)	24,948	51,268
Guess?, Inc. (b)	11,251	191,154
Haverty Furniture Companies, Inc.	5,427	120,208
J. Jill, Inc.	3,231	77,253
Leslie's, Inc. (a)(b)	78,457	211,049
Lithia Motors, Inc. Class A (sub. vtg.)	11,508	3,824,914
Lowe's Companies, Inc.	246,298	64,488,205
MarineMax, Inc. (a)	8,467	246,644
Monro, Inc.	12,953	355,042
Murphy U.S.A., Inc.	8,009	3,911,996
National Vision Holdings, Inc. (a)	33,898	352,539
O'Reilly Automotive, Inc. (a)	25,061	28,898,842
OneWater Marine, Inc. Class A (a)(b)	4,333	94,329
Penske Automotive Group, Inc.	8,122	1,222,930
Petco Health & Wellness Co., Inc. Class A (a)	37,174	158,733
PetMed Express, Inc. (a)(b)	9,038	37,056
Revolve Group, Inc. (a)(b)	16,104	399,701
RH (a)	6,432	2,045,698
Ross Stores, Inc.	144,253	20,155,029
RumbleON, Inc. Class B (a)	7,078	35,673
Sally Beauty Holdings, Inc. (a)	44,102	573,326
Shoe Carnival, Inc.	7,501	257,059
Signet Jewelers Ltd.	19,432	1,781,526
Sleep Number Corp. (a)	8,772	120,176
Sonic Automotive, Inc. Class A (sub. vtg.)	6,453	366,079
Sportsman's Warehouse Holdings, Inc. (a)	14,702	38,372
Stitch Fix, Inc. (a)	41,268	130,201
The Buckle, Inc.	13,125	558,600
The Children's Place, Inc. (a)(b)	5,092	70,830
The Home Depot, Inc.	428,474	168,711,638
The ODP Corp. (a)	15,129	469,453
The RealReal, Inc. (a)(b)	37,752	109,481
thredUP, Inc. Class A (a)	30,739	18,951
TJX Companies, Inc.	488,295	55,191,984
Tractor Supply Co.	46,663	12,389,493
Ulta Beauty, Inc. (a)	20,668	7,626,079
Upbound Group, Inc.	21,105	617,110
Urban Outfitters, Inc. (a)	24,298	873,513
Valvoline, Inc. (a)	55,762	2,246,093
Victoria's Secret & Co. (a)	34,176	1,034,166
Warby Parker, Inc. (a)	38,436	650,721
Wayfair LLC Class A (a)(b)	42,138	1,804,771
Williams-Sonoma, Inc.	55,809	7,485,661
Winmark Corp.	1,234	460,146
Zumiez, Inc. (a)	6,779	139,647
		483,984,417
Textiles, Apparel & Luxury Goods - 0.4%
Capri Holdings Ltd. (a)	50,738	1,001,568
Carter's, Inc.	15,417	843,310
Columbia Sportswear Co. (b)	14,705	1,183,311
Crocs, Inc. (a)	25,494	2,748,763
Deckers Outdoor Corp. (a)	65,966	10,613,270
Figs, Inc. Class A (a)	56,313	351,956
G-III Apparel Group Ltd. (a)	16,842	509,976
Hanesbrands, Inc. (a)	154,355	1,072,767
Kontoor Brands, Inc.	21,897	1,875,040
Levi Strauss & Co. Class A	43,955	751,191
lululemon athletica, Inc. (a)	49,752	14,821,121
Movado Group, Inc.	6,248	115,401
NIKE, Inc. Class B	519,271	40,051,372
Oxford Industries, Inc.	6,440	467,673
PVH Corp.	23,868	2,350,043
Ralph Lauren Corp. Class A	17,261	3,416,470
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	57,541	3,536,470
Steven Madden Ltd.	30,989	1,393,575
Tapestry, Inc.	99,022	4,698,594
Under Armour, Inc.:
Class A (sub. vtg.) (a)	53,619	458,442
Class C (non-vtg.) (a)	83,148	656,869
Vera Bradley, Inc. (a)(b)	9,219	46,187
VF Corp. (b)	143,653	2,975,054
Wolverine World Wide, Inc.	34,040	523,876
		96,462,299
TOTAL CONSUMER DISCRETIONARY		2,434,809,092
CONSUMER STAPLES - 5.4%
Beverages - 1.1%
Boston Beer Co., Inc. Class A (a)	3,812	1,109,559
Brown-Forman Corp. Class B (non-vtg.)	78,975	3,477,269
Celsius Holdings, Inc. (a)	67,264	2,023,301
Coca-Cola Consolidated, Inc.	2,554	2,871,360
Constellation Brands, Inc. Class A (sub. vtg.)	67,761	15,743,591
Duckhorn Portfolio, Inc. (a)	21,659	237,383
Keurig Dr. Pepper, Inc.	457,028	15,059,073
MGP Ingredients, Inc. (b)	6,129	294,437
Molson Coors Beverage Co. Class B	75,535	4,114,391
Monster Beverage Corp. (a)	305,053	16,070,192
National Beverage Corp.	10,197	460,802
PepsiCo, Inc.	593,377	98,548,052
The Coca-Cola Co.	1,675,411	109,421,092
The Vita Coco Co., Inc. (a)	16,993	503,163
		269,933,665
Consumer Staples Distribution & Retail - 1.8%
Albertsons Companies, Inc.	175,299	3,172,912
Andersons, Inc.	13,965	634,011
BJ's Wholesale Club Holdings, Inc. (a)	57,461	4,868,671
Blue Apron Holdings, Inc.:
warrants 11/4/28 (a)(c)	2,361	0
warrants 11/4/28 (a)(c)	2,361	0
warrants 11/4/28 (a)(c)	2,361	0
Casey's General Stores, Inc.	15,986	6,298,804
Chefs' Warehouse Holdings (a)	15,051	600,836
Costco Wholesale Corp.	191,534	167,435,192
Dollar General Corp.	95,160	7,616,606
Dollar Tree, Inc. (a)	86,868	5,615,148
Grocery Outlet Holding Corp. (a)	43,496	621,993
Ingles Markets, Inc. Class A	6,252	399,253
Kroger Co.	286,946	16,002,978
Performance Food Group Co. (a)	67,414	5,477,388
PriceSmart, Inc.	10,776	895,270
SpartanNash Co.	14,178	298,305
Sprouts Farmers Market LLC (a)	43,498	5,586,448
Sysco Corp.	212,353	15,915,857
Target Corp.	199,977	30,004,549
U.S. Foods Holding Corp. (a)	105,809	6,523,125
United Natural Foods, Inc. (a)	25,545	519,585
Walgreens Boots Alliance, Inc.	311,058	2,942,609
Walmart, Inc.	1,876,516	153,780,486
Weis Markets, Inc.	7,237	455,135
		435,665,161
Food Products - 0.7%
Archer Daniels Midland Co.	206,707	11,412,293
B&G Foods, Inc.	32,940	280,649
Beyond Meat, Inc. (a)(b)	27,092	164,990
BRC, Inc. Class A (a)	18,139	56,775
Bunge Global SA	61,128	5,135,975
Cal-Maine Foods, Inc.	17,700	1,553,706
Calavo Growers, Inc.	7,287	193,688
Campbell Soup Co.	85,452	3,986,336
Conagra Brands, Inc.	206,709	5,982,158
Darling Ingredients, Inc. (a)	68,767	2,689,477
Flowers Foods, Inc.	83,388	1,853,715
Fresh Del Monte Produce, Inc.	14,307	459,398
Freshpet, Inc. (a)	20,887	2,768,363
General Mills, Inc.	240,454	16,355,681
Hormel Foods Corp.	126,023	3,850,003
Ingredion, Inc.	28,325	3,760,427
J&J Snack Foods Corp.	6,804	1,116,672
John B. Sanfilippo & Son, Inc.	3,763	310,485
Kellanova	115,864	9,344,432
Lamb Weston Holdings, Inc.	62,444	4,851,274
Lancaster Colony Corp.	8,234	1,429,422
McCormick & Co., Inc. (non-vtg.)	108,960	8,525,030
Mission Produce, Inc. (a)	17,589	207,550
Mondelez International, Inc.	577,103	39,520,013
Pilgrim's Pride Corp. (a)(b)	17,532	849,250
Post Holdings, Inc. (a)	20,229	2,209,209
Seaboard Corp.	107	295,963
Seneca Foods Corp. Class A (a)	2,223	137,448
The Hain Celestial Group, Inc. (a)	37,220	324,931
The Hershey Co.	63,822	11,333,511
The J.M. Smucker Co.	45,864	5,206,023
The Kraft Heinz Co.	381,517	12,765,559
The Simply Good Foods Co. (a)	40,097	1,349,665
Tootsie Roll Industries, Inc.	7,385	215,420
TreeHouse Foods, Inc. (a)	20,289	738,114
Tyson Foods, Inc. Class A	123,567	7,239,791
Utz Brands, Inc. Class A	29,425	506,699
Vital Farms, Inc. (a)	13,043	452,331
Westrock Coffee Holdings (a)(b)	12,071	80,151
WK Kellogg Co.	27,922	464,343
		169,976,920
Household Products - 1.0%
Central Garden & Pet Co. (a)(b)	7,507	257,490
Central Garden & Pet Co. Class A (non-vtg.)	19,005	553,806
Church & Dwight Co., Inc.	105,858	10,576,273
Colgate-Palmolive Co.	352,812	33,062,013
Energizer Holdings, Inc.	28,311	907,934
Kimberly-Clark Corp.	145,461	19,517,957
Procter & Gamble Co.	1,016,733	167,943,957
Reynolds Consumer Products, Inc.	23,383	630,172
Spectrum Brands Holdings, Inc.	12,041	1,079,114
The Clorox Co.	53,695	8,513,342
WD-40 Co.	5,945	1,558,006
		244,600,064
Personal Care Products - 0.2%
BellRing Brands, Inc. (a)	56,159	3,696,947
Coty, Inc. Class A (a)	162,674	1,210,295
Edgewell Personal Care Co.	21,059	736,012
elf Beauty, Inc. (a)	24,296	2,557,154
Estee Lauder Companies, Inc. Class A	100,939	6,958,735
Herbalife Ltd. (a)(b)	42,064	317,583
Interparfums, Inc.	7,818	946,525
Kenvue, Inc.	827,787	18,981,156
MediFast, Inc.	4,363	80,192
Nu Skin Enterprises, Inc. Class A	20,477	126,753
Olaplex Holdings, Inc. (a)	46,911	83,502
The Beauty Health Co. Class A, (a)	30,935	49,960
The Honest Co., Inc. (a)	28,514	106,072
USANA Health Sciences, Inc. (a)	4,622	170,737
		36,021,623
Tobacco - 0.6%
Altria Group, Inc.	736,576	40,113,929
Philip Morris International, Inc.	671,817	89,150,116
Turning Point Brands, Inc.	7,870	371,700
Universal Corp.	10,481	533,693
		130,169,438
TOTAL CONSUMER STAPLES		1,286,366,871
ENERGY - 3.5%
Energy Equipment & Services - 0.4%
Archrock, Inc.	72,011	1,441,660
Atlas Energy Solutions, Inc.	25,676	502,479
Baker Hughes Co. Class A	429,542	16,356,959
Bristow Group, Inc. (a)	10,456	346,826
Cactus, Inc. Class A	28,661	1,699,311
Championx Corp.	83,123	2,345,731
Core Laboratories, Inc.	20,228	382,309
DMC Global, Inc. (a)	9,126	92,081
Expro Group Holdings NV (a)	47,088	600,372
Halliburton Co.	382,621	10,613,907
Helix Energy Solutions Group, Inc. (a)	60,743	561,873
Helmerich & Payne, Inc.	43,228	1,452,461
Innovex International, Inc. (a)	14,254	202,264
KLX Energy Services Holdings, Inc. (a)(b)	5,491	24,270
Kodiak Gas Services, Inc.	11,464	365,472
Liberty Energy, Inc. Class A	71,154	1,214,599
Nabors Industries Ltd. (a)(b)	3,856	286,925
Newpark Resources, Inc. (a)	37,981	252,953
Noble Corp. PLC	58,934	1,884,709
NOV, Inc.	171,386	2,658,197
Oceaneering International, Inc. (a)	44,676	1,090,094
Oil States International, Inc. (a)	26,404	124,891
Patterson-UTI Energy, Inc.	155,620	1,193,605
ProPetro Holding Corp. (a)	34,187	236,232
Ranger Energy Services, Inc. Class A	5,662	73,493
RPC, Inc.	35,278	200,379
Schlumberger Ltd.	614,343	24,616,724
SEACOR Marine Holdings, Inc. (a)	10,377	70,564
Select Water Solutions, Inc. Class A	40,566	430,000
Solaris Oilfield Infrastructure, Inc. Class A	11,969	157,273
TechnipFMC PLC	184,460	4,923,237
TETRA Technologies, Inc. (a)	48,762	163,353
Tidewater, Inc. (a)	21,336	1,281,654
Transocean Ltd. (United States) (a)(b)	335,148	1,454,542
Valaris Ltd. (a)	28,692	1,451,815
Weatherford International PLC	31,468	2,485,972
		83,239,186
Oil, Gas & Consumable Fuels - 3.1%
Aemetis, Inc. (a)(b)	16,257	43,406
Amplify Energy Corp. (a)	15,110	100,028
Antero Midstream GP LP	148,450	2,133,227
Antero Resources Corp. (a)	126,996	3,286,656
APA Corp.	159,406	3,761,982
Ardmore Shipping Corp.	18,031	254,417
Berry Corp.	28,061	140,866
California Resources Corp.	30,209	1,569,962
Centrus Energy Corp. Class A (a)	6,184	641,961
Cheniere Energy, Inc.	97,781	18,713,328
Chevron Corp.	734,817	109,355,466
Chord Energy Corp.	26,932	3,369,193
Civitas Resources, Inc.	39,760	1,939,890
Clean Energy Fuels Corp. (a)	74,150	209,845
CNX Resources Corp. (a)	66,444	2,261,089
Comstock Resources, Inc.	40,624	469,613
ConocoPhillips Co.	501,935	54,981,960
CONSOL Energy, Inc.	11,545	1,280,571
Coterra Energy, Inc.	320,632	7,669,517
Crescent Energy, Inc. Class A (b)	66,444	825,899
CVR Energy, Inc.	14,891	236,767
Delek U.S. Holdings, Inc.	27,985	438,525
Devon Energy Corp.	271,281	10,493,149
Diamondback Energy, Inc.	81,096	14,335,340
Dorian LPG Ltd.	15,696	452,830
DT Midstream, Inc.	42,037	3,789,636
EOG Resources, Inc.	245,916	29,991,915
EQT Corp.	257,340	9,403,204
Evolution Petroleum Corp.	13,086	67,393
Excelerate Energy, Inc.	8,246	196,914
Expand Energy Corp.	89,571	7,588,455
Exxon Mobil Corp.	1,919,828	224,197,514
FutureFuel Corp.	10,949	66,132
Gevo, Inc. (a)(b)	94,866	221,038
Granite Ridge Resources, Inc.	28,097	166,615
Green Plains, Inc. (a)	27,814	340,165
Gulfport Energy Corp. (a)	5,414	749,514
Hallador Energy Co. (a)	14,149	140,500
Hess Corp.	119,523	16,073,453
HF Sinclair Corp.	69,956	2,701,001
International Seaways, Inc.	17,632	767,697
Kinder Morgan, Inc.	834,185	20,445,874
Kinetik Holdings, Inc.	16,466	801,400
Kosmos Energy Ltd. (a)	207,159	778,918
Magnolia Oil & Gas Corp. Class A	81,432	2,058,601
Marathon Oil Corp.	242,590	6,719,743
Marathon Petroleum Corp.	144,711	21,051,109
Matador Resources Co.	50,177	2,614,723
Murphy Oil Corp.	61,545	1,937,437
New Fortress Energy, Inc. Class A (b)	27,617	232,259
Nextdecade Corp. (a)(b)	60,264	351,942
Northern Oil & Gas, Inc.	43,050	1,560,563
Occidental Petroleum Corp.	291,335	14,598,797
ONEOK, Inc.	252,502	24,462,394
Ovintiv, Inc.	113,346	4,443,163
Par Pacific Holdings, Inc. (a)	22,721	351,039
PBF Energy, Inc. Class A	42,972	1,225,561
Peabody Energy Corp.	54,275	1,425,804
Permian Resource Corp. Class A	273,181	3,723,457
Phillips 66 Co.	180,958	22,044,304
Range Resources Corp.	105,799	3,177,144
Rex American Resources Corp. (a)	6,430	287,614
Riley Exploration Permian, Inc.	3,007	80,317
Ring Energy, Inc. (a)	51,365	76,020
SandRidge Energy, Inc.	15,772	174,911
Scorpio Tankers, Inc.	18,244	1,063,078
Sitio Royalties Corp. Class A	34,790	775,469
SM Energy Co.	49,502	2,077,599
Talos Energy, Inc. (a)	54,756	559,606
Targa Resources Corp.	94,751	15,819,627
Teekay Corp. Ltd.	27,400	229,338
Teekay Tankers Ltd.	10,709	510,605
Texas Pacific Land Corp.	8,153	9,506,398
The Williams Companies, Inc.	526,731	27,584,902
Uranium Energy Corp. (a)(b)	175,442	1,301,780
VAALCO Energy, Inc.	43,836	234,084
Valero Energy Corp.	138,536	17,976,431
Vital Energy, Inc. (a)(b)	11,013	300,325
Vitesse Energy, Inc. (b)	13,097	325,722
W&T Offshore, Inc. (b)	38,375	81,739
World Kinect Corp.	25,453	665,596
		749,062,026
TOTAL ENERGY		832,301,212
FINANCIALS - 13.9%
Banks - 3.6%
1st Source Corp.	7,622	451,451
Amalgamated Financial Corp.	9,129	302,763
Amerant Bancorp, Inc. Class A	15,829	337,474
Ameris Bancorp	27,982	1,734,604
Arrow Financial Corp.	6,917	197,411
Associated Banc-Corp.	63,879	1,516,487
Atlantic Union Bankshares Corp.	38,135	1,441,503
Axos Financial, Inc. (a)	23,260	1,575,167
Banc of California, Inc.	59,471	913,475
BancFirst Corp.	8,533	927,622
Bancorp, Inc., Delaware (a)	21,130	1,061,994
Bank First National Corp.	4,152	382,026
Bank of America Corp.	2,916,975	121,987,895
Bank of Hawaii Corp.	16,768	1,211,153
Bank OZK	46,143	2,018,756
BankUnited, Inc.	31,711	1,120,667
Banner Corp.	14,726	943,053
Berkshire Hills Bancorp, Inc.	20,010	544,872
BOK Financial Corp.	9,745	1,035,211
Brookline Bancorp, Inc., Delaware	36,428	409,815
Byline Bancorp, Inc.	11,742	315,977
Cadence Bank	79,945	2,672,561
Camden National Corp.	5,845	245,198
Capitol Federal Financial, Inc.	49,751	320,645
Cathay General Bancorp	31,365	1,442,163
Central Pacific Financial Corp.	11,011	296,636
Citigroup, Inc.	824,688	52,920,229
Citizens Financial Group, Inc.	194,906	8,209,441
City Holding Co.	6,334	738,544
Coastal Financial Corp. of Washington (a)	4,428	278,920
Columbia Banking Systems, Inc.	91,120	2,597,831
Columbia Financial, Inc. (a)	11,387	194,490
Comerica, Inc.	57,236	3,646,506
Commerce Bancshares, Inc.	50,455	3,153,438
Community Bank System, Inc.	22,416	1,370,514
Community Trust Bancorp, Inc.	6,182	320,228
ConnectOne Bancorp, Inc.	14,806	358,897
CrossFirst Bankshares, Inc. (a)	17,743	278,565
Cullen/Frost Bankers, Inc.	27,878	3,550,263
Customers Bancorp, Inc. (a)	12,760	588,619
CVB Financial Corp.	56,917	1,105,897
Dime Community Bancshares, Inc.	15,957	479,827
Eagle Bancorp, Inc.	12,336	323,327
East West Bancorp, Inc.	60,116	5,860,709
Eastern Bankshares, Inc.	82,768	1,351,601
Enterprise Financial Services Corp.	16,304	859,547
Equity Bancshares, Inc.	5,488	233,185
Esquire Financial Holdings, Inc.	2,613	173,974
FB Financial Corp.	15,235	749,562
Fifth Third Bancorp	294,221	12,851,573
First Bancorp, North Carolina	17,774	741,176
First Bancorp, Puerto Rico	70,232	1,354,073
First Bancshares, Inc.	12,840	429,755
First Busey Corp.	23,018	559,568
First Citizens Bancshares, Inc.	5,181	10,037,410
First Commonwealth Financial Corp.	44,291	728,144
First Financial Bancorp, Ohio	40,805	1,043,792
First Financial Bankshares, Inc.	56,664	2,047,837
First Financial Corp., Indiana	4,291	184,341
First Foundation, Inc.	27,503	185,095
First Hawaiian, Inc.	54,665	1,352,412
First Horizon National Corp.	230,071	3,987,130
First Interstate Bancsystem, Inc. Class A	37,291	1,148,563
First Merchants Corp.	25,187	933,178
First Mid-Illinois Bancshares, Inc.	8,957	341,710
First of Long Island Corp.	8,378	105,353
Flagstar Financial, Inc.	128,743	1,302,879
Flushing Financial Corp.	11,935	187,081
FNB Corp., Pennsylvania	155,421	2,253,605
Fulton Financial Corp.	78,681	1,424,913
German American Bancorp, Inc.	13,141	532,079
Glacier Bancorp, Inc.	49,708	2,592,272
Great Southern Bancorp, Inc.	3,410	193,313
Hancock Whitney Corp.	37,362	1,945,813
Hanmi Financial Corp.	12,247	280,089
HarborOne Bancorp, Inc.	15,984	189,730
Heartland Financial U.S.A., Inc.	18,361	1,092,480
Heritage Commerce Corp.	31,047	301,466
Heritage Financial Corp., Washington	14,131	324,872
Hilltop Holdings, Inc.	20,825	637,870
Hingham Institution for Savings	732	185,577
Home Bancshares, Inc.	80,484	2,196,408
HomeStreet, Inc.	7,290	66,011
Hope Bancorp, Inc.	51,696	640,513
Horizon Bancorp, Inc. Indiana	19,812	317,388
Huntington Bancshares, Inc.	629,779	9,818,255
Independent Bank Corp.	8,488	278,237
Independent Bank Corp.	18,071	1,136,666
Independent Bank Group, Inc.	16,042	936,211
International Bancshares Corp.	23,373	1,431,830
JPMorgan Chase & Co.	1,229,413	272,831,333
Kearny Financial Corp.	25,788	180,258
KeyCorp	399,253	6,887,114
Lakeland Financial Corp.	10,814	703,667
Live Oak Bancshares, Inc.	14,178	563,008
M&T Bank Corp.	72,347	14,084,514
Mercantile Bank Corp.	7,206	308,849
Metropolitan Bank Holding Corp. (a)	4,661	249,364
Midland States Bancorp, Inc.	8,759	217,311
National Bank Holdings Corp. Class A	16,553	744,223
NBT Bancorp, Inc.	20,357	905,479
Nicolet Bankshares, Inc.	5,580	567,430
Northfield Bancorp, Inc.	15,883	186,943
Northwest Bancshares, Inc.	53,825	715,334
OceanFirst Financial Corp.	27,538	501,192
OFG Bancorp	20,073	808,340
Old National Bancorp, Indiana	142,841	2,751,118
Old Second Bancorp, Inc.	20,067	329,500
Origin Bancorp, Inc.	12,018	377,245
Pacific Premier Bancorp, Inc.	40,944	1,044,481
Park National Corp.	6,210	1,072,964
Pathward Financial, Inc.	10,866	768,878
Peapack-Gladstone Financial Corp.	6,324	203,253
Peoples Bancorp, Inc.	18,041	555,302
Pinnacle Financial Partners, Inc.	33,286	3,510,009
PNC Financial Services Group, Inc.	171,922	32,367,755
Popular, Inc.	31,178	2,782,013
Preferred Bank, Los Angeles	5,092	429,612
Premier Financial Corp.	14,659	361,491
Prosperity Bancshares, Inc.	40,960	2,998,272
Provident Financial Services, Inc.	58,178	1,086,765
QCR Holdings, Inc.	7,496	592,934
Regions Financial Corp.	397,329	9,484,243
Renasant Corp.	27,457	936,558
S&T Bancorp, Inc.	16,694	634,038
Sandy Spring Bancorp, Inc.	19,793	665,837
Seacoast Banking Corp., Florida	36,078	963,283
ServisFirst Bancshares, Inc.	21,562	1,792,665
Simmons First National Corp. Class A	53,549	1,242,337
Southside Bancshares, Inc.	11,796	382,190
Southstate Corp.	33,204	3,238,386
Stellar Bancorp, Inc.	20,977	570,994
Stock Yards Bancorp, Inc.	11,717	755,512
Synovus Financial Corp.	61,949	3,089,397
Texas Capital Bancshares, Inc. (a)	19,980	1,537,461
TFS Financial Corp.	20,271	260,482
Tompkins Financial Corp.	5,090	328,509
TowneBank	29,610	962,917
Trico Bancshares	14,293	610,740
Triumph Bancorp, Inc. (a)	9,155	809,027
Truist Financial Corp.	579,673	24,954,923
Trustco Bank Corp., New York	7,700	253,946
Trustmark Corp.	26,520	920,774
U.S. Bancorp	675,079	32,613,066
UMB Financial Corp.	19,274	2,114,936
United Bankshares, Inc., West Virginia	58,824	2,216,488
United Community Bank, Inc.	50,711	1,443,235
Univest Corp. of Pennsylvania	11,993	333,765
Valley National Bancorp	187,506	1,775,682
Veritex Holdings, Inc.	24,388	658,476
WaFd, Inc.	34,741	1,180,499
Washington Trust Bancorp, Inc.	6,625	226,111
Webster Financial Corp.	74,466	3,857,339
Wells Fargo & Co.	1,471,068	95,501,735
WesBanco, Inc.	25,405	798,987
Westamerica Bancorp.	11,828	609,379
Western Alliance Bancorp.	47,052	3,915,197
Wintrust Financial Corp.	28,442	3,296,143
WSFS Financial Corp.	25,524	1,255,015
Zions Bancorporation NA	63,572	3,309,558
		864,233,142
Capital Markets - 3.3%
Affiliated Managers Group, Inc.	12,819	2,485,604
Ameriprise Financial, Inc.	42,442	21,658,153
Ares Management Corp. Class A,	79,739	13,370,636
Artisan Partners Asset Management, Inc. Class A,	31,255	1,378,346
B. Riley Financial, Inc. (b)	6,837	40,304
Bank of New York Mellon Corp.	318,869	24,029,968
BGC Group, Inc. Class A	167,226	1,566,908
BlackRock, Inc.	60,165	59,023,670
Blackstone, Inc.	311,267	52,215,039
Blue Owl Capital, Inc. Class A	222,589	4,977,090
Bridge Investment Group Holdings, Inc.	16,624	180,869
BrightSphere Investment Group, Inc.	13,020	343,598
Carlyle Group LP	90,556	4,530,517
Cboe Global Markets, Inc.	45,258	9,665,751
Charles Schwab Corp.	645,597	45,727,636
CME Group, Inc.	155,589	35,063,537
Cohen & Steers, Inc.	11,677	1,153,337
Coinbase Global, Inc. Class A (a)	87,761	15,731,159
Diamond Hill Investment Group, Inc.	1,168	176,275
Digitalbridge Group, Inc. Class A	67,129	1,053,254
Donnelley Financial Solutions, Inc. (a)	11,483	669,918
Ellington Residential Mortgage REIT	7,247	47,395
Evercore, Inc. Class A	15,555	4,109,164
FactSet Research Systems, Inc.	16,480	7,482,909
Federated Hermes, Inc. Class B	33,861	1,358,842
Forge Global Holdings, Inc. Class A (a)	48,646	56,429
Franklin Resources, Inc.	132,990	2,762,202
GCM Grosvenor, Inc. Class A	20,369	235,058
Goldman Sachs Group, Inc.	136,469	70,662,284
Hamilton Lane, Inc. Class A	17,492	3,142,263
Houlihan Lokey Class A	23,312	4,027,614
Interactive Brokers Group, Inc.	46,930	7,160,579
Intercontinental Exchange, Inc.	247,920	38,643,290
Invesco Ltd.	194,603	3,374,416
Janus Henderson Group PLC	55,615	2,297,456
Jefferies Financial Group, Inc.	69,673	4,457,679
KKR & Co., Inc. Class A	291,465	40,292,122
Lazard, Inc. Class A	48,679	2,579,500
LPL Financial	32,296	9,113,285
MarketAxess Holdings, Inc.	16,231	4,697,576
Moelis & Co. Class A	30,651	2,035,226
Moody's Corp.	67,667	30,723,525
Morgan Stanley	538,309	62,578,421
Morningstar, Inc.	11,641	3,818,830
MSCI, Inc.	33,989	19,414,517
NASDAQ, Inc.	178,762	13,214,087
Northern Trust Corp.	86,917	8,736,897
Open Lending Corp. (a)	40,838	228,693
Oppenheimer Holdings, Inc. Class A (non-vtg.)	2,865	161,672
P10, Inc. Class A	18,074	199,718
Perella Weinberg Partners Class A	22,749	460,212
Piper Sandler Cos.	6,803	1,929,603
PJT Partners, Inc. Class A (b)	10,150	1,410,444
Raymond James Financial, Inc.	80,192	11,886,058
Robinhood Markets, Inc. (a)	306,945	7,210,138
S&P Global, Inc.	138,338	66,452,042
SEI Investments Co.	43,080	3,220,661
State Street Corp.	129,245	11,993,936
StepStone Group, Inc. Class A	26,886	1,616,655
Stifel Financial Corp.	44,262	4,586,428
StoneX Group, Inc. (a)	12,205	1,098,938
T. Rowe Price Group, Inc.	95,956	10,541,726
TPG, Inc. Class A	38,111	2,579,352
Tradeweb Markets, Inc. Class A	50,253	6,382,131
Victory Capital Holdings, Inc.	19,349	1,159,586
Virtu Financial, Inc. Class A	35,222	1,090,473
Virtus Investment Partners, Inc.	2,854	617,520
WisdomTree Investments, Inc.	52,016	538,366
		777,427,487
Consumer Finance - 0.6%
Ally Financial, Inc.	118,696	4,160,295
American Express Co.	242,682	65,543,555
Bread Financial Holdings, Inc.	21,994	1,096,401
Capital One Financial Corp.	165,161	26,886,559
Credit Acceptance Corp. (a)	2,726	1,158,550
Discover Financial Services	108,673	16,130,333
Encore Capital Group, Inc. (a)(b)	10,690	488,319
Enova International, Inc. (a)	11,734	1,019,802
EZCORP, Inc. (non-vtg.) Class A (a)	21,257	244,243
FirstCash Holdings, Inc.	16,703	1,728,259
Green Dot Corp. Class A (a)	23,676	268,959
LendingClub Corp. (a)	47,827	678,187
LendingTree, Inc. (a)	4,558	259,943
MoneyLion, Inc. Class A (a)	2,344	100,722
Navient Corp.	33,048	470,273
Nelnet, Inc. Class A	7,350	828,345
NerdWallet, Inc. (a)	17,811	261,644
OneMain Holdings, Inc.	51,972	2,581,449
PRA Group, Inc. (a)	16,359	329,797
PROG Holdings, Inc.	18,359	801,738
SLM Corp.	94,345	2,078,420
SoFi Technologies, Inc. Class A (a)(b)	459,578	5,133,486
Synchrony Financial	171,375	9,449,618
Upstart Holdings, Inc. (a)(b)	33,887	1,649,619
World Acceptance Corp. (a)(b)	1,357	154,834
		143,503,350
Financial Services - 4.1%
Affirm Holdings, Inc. Class A, (a)	104,062	4,563,119
Apollo Global Management, Inc.	194,460	27,858,340
AvidXchange Holdings, Inc. (a)	81,954	675,301
Berkshire Hathaway, Inc. Class B (a)	791,475	356,891,907
Block, Inc. Class A (a)	240,403	17,385,945
Cannae Holdings, Inc.	26,432	524,675
Cantaloupe, Inc. (a)	22,828	202,256
Cass Information Systems, Inc.	4,972	205,642
Corebridge Financial, Inc.	105,616	3,355,420
Corpay, Inc. (a)	30,051	9,908,416
Enact Holdings, Inc.	12,280	418,625
Equitable Holdings, Inc.	137,991	6,256,512
Essent Group Ltd.	45,772	2,746,778
Euronet Worldwide, Inc. (a)	18,135	1,785,753
EVERTEC, Inc.	27,408	897,886
Federal Agricultural Mortgage Corp. Class C (non-vtg.)	3,963	726,299
Fidelity National Information Services, Inc.	235,916	21,168,743
Fiserv, Inc. (a)	248,685	49,214,762
Flywire Corp. (a)	46,783	814,960
Global Payments, Inc.	110,171	11,425,834
HA Sustainable Infrastructure Capital, Inc.	49,574	1,734,594
i3 Verticals, Inc. Class A (a)	9,680	222,543
International Money Express, Inc. (a)	14,261	250,851
Jack Henry & Associates, Inc.	31,443	5,720,425
Jackson Financial, Inc.	32,738	3,272,163
Marqeta, Inc. Class A (a)	181,178	1,025,467
MasterCard, Inc. Class A	356,397	178,052,377
Merchants Bancorp	11,611	428,910
MGIC Investment Corp.	111,584	2,794,063
Mr. Cooper Group, Inc. (a)	28,026	2,481,702
NCR Atleos Corp.	31,262	818,439
Newtekone, Inc.	9,486	124,077
NMI Holdings, Inc. (a)	34,045	1,316,861
Paymentus Holdings, Inc. Class A (a)	8,250	203,033
Payoneer Global, Inc. (a)	109,939	947,674
PayPal Holdings, Inc. (a)	441,956	35,047,111
PennyMac Financial Services, Inc.	13,650	1,360,632
Radian Group, Inc.	65,828	2,298,055
Remitly Global, Inc. (a)	61,493	1,105,644
Repay Holdings Corp. (a)	32,745	260,486
Rocket Companies, Inc. Class A (a)	58,203	937,068
Sezzle, Inc. (a)	1,220	261,885
Shift4 Payments, Inc. Class A (a)(b)	27,944	2,527,255
The Western Union Co.	148,136	1,593,943
Toast, Inc. (a)(b)	175,872	5,281,436
UWM Holdings Corp. Class A	42,297	272,393
Visa, Inc. Class A	721,780	209,207,933
Voya Financial, Inc.	42,254	3,392,996
Walker & Dunlop, Inc.	13,864	1,516,306
WEX, Inc. (a)	17,642	3,045,009
		984,528,504
Insurance - 2.2%
AFLAC, Inc.	217,675	22,810,163
Allstate Corp.	114,111	21,283,984
AMBAC Financial Group, Inc. (a)	18,856	213,261
American Coastal Insurance Cor (a)	9,101	110,577
American Financial Group, Inc.	31,062	4,004,824
American International Group, Inc.	278,259	21,114,293
Amerisafe, Inc.	8,558	462,560
Aon PLC	93,823	34,420,844
Arch Capital Group Ltd. (a)	161,905	15,957,357
Arthur J. Gallagher & Co.	94,659	26,618,111
Assurant, Inc.	22,553	4,323,410
Assured Guaranty Ltd.	21,141	1,764,428
Axis Capital Holdings Ltd.	33,208	2,598,858
Brighthouse Financial, Inc. (a)	27,118	1,282,681
Brown & Brown, Inc.	102,286	10,703,207
Chubb Ltd.	162,265	45,830,127
Cincinnati Financial Corp.	67,556	9,513,911
CNO Financial Group, Inc.	45,549	1,566,886
eHealth, Inc. (a)	11,535	58,021
Employers Holdings, Inc.	11,239	547,564
Enstar Group Ltd. (a)	5,461	1,761,173
Erie Indemnity Co. Class A	10,812	4,852,858
Everest Re Group Ltd.	18,731	6,660,931
Fidelity National Financial, Inc.	112,487	6,768,343
First American Financial Corp.	44,800	2,873,920
Genworth Financial, Inc. Class A (a)	192,384	1,296,668
Globe Life, Inc.	38,691	4,085,770
Goosehead Insurance Class A (a)(b)	10,918	1,188,970
Hanover Insurance Group, Inc.	15,464	2,293,775
Hartford Financial Services Group, Inc.	126,578	13,979,274
HCI Group, Inc.	3,597	407,576
Hippo Holdings, Inc. (a)(b)	8,173	181,195
Horace Mann Educators Corp.	17,389	647,566
James River Group Holdings Ltd.	15,637	97,262
Kemper Corp.	26,414	1,644,800
Kinsale Capital Group, Inc.	9,585	4,103,434
Lemonade, Inc. (a)(b)	23,634	561,780
Lincoln National Corp.	73,379	2,549,920
Loews Corp.	78,374	6,188,411
Markel Group, Inc. (a)	5,600	8,635,256
Marsh & McLennan Companies, Inc.	212,177	46,305,508
MBIA, Inc.	17,679	69,655
Mercury General Corp.	11,664	788,836
MetLife, Inc.	254,106	19,926,993
Old Republic International Corp.	101,890	3,559,018
Oscar Health, Inc. Class A (a)	83,342	1,400,146
Palomar Holdings, Inc. (a)	11,326	1,016,735
Primerica, Inc.	14,563	4,031,184
Principal Financial Group, Inc.	92,251	7,601,482
ProAssurance Corp. (a)	21,299	317,142
Progressive Corp.	253,052	61,448,617
Prudential Financial, Inc.	154,241	18,891,438
Reinsurance Group of America, Inc.	28,430	6,001,004
RenaissanceRe Holdings Ltd.	22,588	5,927,091
RLI Corp.	17,936	2,797,478
Root, Inc. (a)	3,473	237,518
Ryan Specialty Group Holdings, Inc. Class A	44,340	2,920,676
Safety Insurance Group, Inc.	6,387	499,879
Selective Insurance Group, Inc.	26,434	2,400,736
Siriuspoint Ltd. (a)	40,310	529,673
Skyward Specialty Insurance Group, Inc. (a)	13,969	617,569
Stewart Information Services Corp.	11,635	800,488
The Baldwin Insurance Group, Inc. Class A, (a)	28,812	1,332,843
The Travelers Companies, Inc.	98,513	24,228,287
Tiptree, Inc.	8,700	177,567
Trupanion, Inc. (a)	14,357	786,476
United Fire Group, Inc.	9,533	187,228
Universal Insurance Holdings, Inc.	10,669	212,740
Unum Group	74,004	4,749,577
W.R. Berkley Corp.	129,449	7,400,599
White Mountains Insurance Group Ltd.	1,095	1,967,868
Willis Towers Watson PLC	43,850	13,251,032
		538,347,032
Mortgage Real Estate Investment Trusts - 0.1%
AGNC Investment Corp.	336,623	3,133,960
Annaly Capital Management, Inc.	215,810	4,102,548
Apollo Commercial Real Estate Finance, Inc.	57,771	513,584
Arbor Realty Trust, Inc. (b)	82,269	1,212,645
Ares Commercial Real Estate Corp.	22,328	141,783
Armour Residential REIT, Inc.	19,755	370,406
Blackstone Mortgage Trust, Inc. (b)	74,754	1,361,270
BrightSpire Capital, Inc.	59,212	360,009
Chimera Investment Corp.	34,501	520,965
Claros Mortgage Trust, Inc.	51,927	326,621
Dynex Capital, Inc.	38,321	467,899
Ellington Financial LLC	36,481	441,055
Franklin BSP Realty Trust, Inc.	35,475	461,530
Granite Point Mortgage Trust, Inc.	22,413	66,791
Invesco Mortgage Capital, Inc.	20,035	161,682
KKR Real Estate Finance Trust, Inc.	26,039	301,792
Ladder Capital Corp. Class A	46,588	531,569
MFA Financial, Inc.	45,113	554,439
New York Mortgage Trust, Inc.	41,784	241,094
Orchid Island Capital, Inc.	28,551	216,131
PennyMac Mortgage Investment Trust	37,859	510,339
Ready Capital Corp.	68,497	469,204
Redwood Trust, Inc.	58,955	431,551
Rithm Capital Corp.	224,437	2,376,788
Starwood Property Trust, Inc.	137,756	2,719,303
TPG RE Finance Trust, Inc.	26,751	235,676
Two Harbors Investment Corp.	44,535	512,153
		22,742,787
TOTAL FINANCIALS		3,330,782,302
HEALTH CARE - 11.2%
Biotechnology - 2.3%
2seventy bio, Inc. (a)(b)	21,169	91,873
4D Molecular Therapeutics, Inc. (a)	16,455	131,805
89Bio, Inc. (a)	43,019	334,688
AbbVie, Inc.	763,355	155,625,184
Absci Corp. (a)(b)	35,935	137,990
ACADIA Pharmaceuticals, Inc. (a)	53,227	776,582
Acelyrin, Inc. (a)	32,080	182,214
Actinium Pharmaceuticals, Inc. (a)	11,993	21,587
Acumen Pharmaceuticals, Inc. (a)	10,753	30,969
Adicet Bio, Inc. (a)	24,551	31,425
ADMA Biologics, Inc. (a)	100,560	1,640,134
Adverum Biotechnologies, Inc. (a)	7,276	53,078
Agenus, Inc. (a)(b)	8,034	33,743
Agios Pharmaceuticals, Inc. (a)	24,965	1,109,195
Akebia Therapeutics, Inc. (a)	84,411	140,122
Akero Therapeutics, Inc. (a)	27,573	850,076
Aldeyra Therapeutics, Inc. (a)	19,506	102,602
Alector, Inc. (a)	35,544	174,876
Alkermes PLC (a)	71,312	1,832,718
Allogene Therapeutics, Inc. (a)(b)	66,099	168,883
Alnylam Pharmaceuticals, Inc. (a)	55,507	14,797,611
Altimmune, Inc. (a)(b)	30,099	202,867
ALX Oncology Holdings, Inc. (a)	11,035	15,780
Amgen, Inc.	232,337	74,385,014
Amicus Therapeutics, Inc. (a)	116,991	1,336,037
AnaptysBio, Inc. (a)	8,276	179,010
Anavex Life Sciences Corp. (a)(b)	37,680	249,442
Anika Therapeutics, Inc. (a)	6,040	103,344
Annexon, Inc. (a)	37,409	273,834
Apellis Pharmaceuticals, Inc. (a)	45,204	1,232,261
Apogee Therapeutics, Inc. (a)	14,164	737,095
Arbutus Biopharma Corp. (a)	61,003	234,557
Arcellx, Inc. (a)	16,785	1,414,472
Arcturus Therapeutics Holdings, Inc. (a)	10,405	184,481
Arcus Biosciences, Inc. (a)	23,882	365,395
Arcutis Biotherapeutics, Inc. (a)(b)	44,293	368,075
Ardelyx, Inc. (a)	98,736	579,580
Arrowhead Pharmaceuticals, Inc. (a)	54,103	1,040,401
Ars Pharmaceuticals, Inc. (a)(b)	21,601	317,967
Astria Therapeutics, Inc. (a)	17,322	193,660
Aura Biosciences, Inc. (a)	14,979	156,381
Avid Bioservices, Inc. (a)	26,537	264,309
Avidity Biosciences, Inc. (a)	50,479	2,133,243
Avita Medical, Inc. (a)(b)	10,629	107,353
Beam Therapeutics, Inc. (a)	32,338	708,526
BioCryst Pharmaceuticals, Inc. (a)	87,027	697,086
Biogen, Inc. (a)	62,750	10,918,500
Biohaven Ltd. (a)	35,835	1,783,150
BioMarin Pharmaceutical, Inc. (a)	82,248	5,419,321
Biomea Fusion, Inc. (a)	9,640	90,327
bluebird bio, Inc. (a)(b)	77,837	36,116
Blueprint Medicines Corp. (a)	27,126	2,373,796
BridgeBio Pharma, Inc. (a)	63,571	1,488,197
C4 Therapeutics, Inc. (a)	27,392	145,999
Cabaletta Bio, Inc. (a)	18,419	65,387
CareDx, Inc. (a)	22,042	487,789
Cargo Therapeutics, Inc. (a)	16,094	313,833
Caribou Biosciences, Inc. (a)	33,799	66,246
Carisma Therapeutics, Inc. rights (a)(c)	58,324	1
Cartesian Therapeutics, Inc. rights (a)(c)	43,098	18,532
Catalyst Pharmaceutical Partners, Inc. (a)	49,402	1,076,964
Celcuity, Inc. (a)	14,239	220,705
Celldex Therapeutics, Inc. (a)	29,133	759,206
Cogent Biosciences, Inc. (a)	45,880	527,161
Coherus BioSciences, Inc. (a)(b)	38,166	28,434
Crinetics Pharmaceuticals, Inc. (a)	34,706	1,942,148
CRISPR Therapeutics AG (a)(b)	37,061	1,719,260
Cullinan Oncology, Inc. (a)	22,527	350,295
Cytokinetics, Inc. (a)(b)	50,606	2,580,906
Day One Biopharmaceuticals, Inc. (a)(b)	29,932	440,599
Denali Therapeutics, Inc. (a)	53,566	1,390,573
Disc Medicine, Inc. (a)	8,563	383,794
Dynavax Technologies Corp. (a)	56,728	672,227
Dyne Therapeutics, Inc. (a)	33,935	979,364
Editas Medicine, Inc. (a)(b)	33,533	97,246
Emergent BioSolutions, Inc. (a)	22,527	204,095
Enanta Pharmaceuticals, Inc. (a)	8,003	89,994
Erasca, Inc. (a)(b)	92,793	240,334
Exact Sciences Corp. (a)	79,994	5,513,986
Exelixis, Inc. (a)	123,089	4,086,555
Fate Therapeutics, Inc. (a)	41,271	97,812
Geron Corp. (a)	229,255	942,238
Gilead Sciences, Inc.	538,159	47,799,282
Gossamer Bio, Inc. (a)	83,053	72,921
Grail, Inc. (b)	11,021	149,555
Halozyme Therapeutics, Inc. (a)	54,658	2,764,055
Heron Therapeutics, Inc. (a)(b)	62,097	108,049
Humacyte, Inc. Class A (a)(b)	38,598	194,920
Ideaya Biosciences, Inc. (a)	37,122	1,044,984
IGM Biosciences, Inc. (a)(b)	8,400	143,976
ImmunityBio, Inc. (a)(b)	67,205	350,138
Immunovant, Inc. (a)	29,024	849,242
Incyte Corp. (a)	68,927	5,108,869
Inhibrx Biosciences, Inc.	3,513	56,313
Inovio Pharmaceuticals, Inc. (a)(b)	11,130	58,766
Inozyme Pharma, Inc. (a)	18,533	79,507
Insmed, Inc. (a)	73,928	4,973,876
Intellia Therapeutics, Inc. (a)	45,122	641,635
Ionis Pharmaceuticals, Inc. (a)	68,364	2,624,494
Iovance Biotherapeutics, Inc. (a)	97,510	1,018,004
Ironwood Pharmaceuticals, Inc. Class A (a)	59,414	234,685
iTeos Therapeutics, Inc. (a)	11,038	93,271
Janux Therapeutics, Inc. (a)	11,847	639,620
Kalvista Pharmaceuticals, Inc. (a)(b)	13,997	143,749
Karyopharm Therapeutics, Inc. (a)	46,157	45,686
Keros Therapeutics, Inc. (a)	14,119	819,467
Kiniksa Pharmaceuticals Intern (a)(b)	15,416	348,247
Kodiak Sciences, Inc. (a)	12,909	49,054
Krystal Biotech, Inc. (a)	10,750	1,854,698
Kura Oncology, Inc. (a)	32,173	537,933
Kymera Therapeutics, Inc. (a)	19,377	894,636
Larimar Therapeutics, Inc. (a)	14,757	121,376
Lexeo Therapeutics, Inc.	10,598	83,724
Lexicon Pharmaceuticals, Inc. (a)	77,364	150,860
Lyell Immunopharma, Inc. (a)	67,561	64,879
Macrogenics, Inc. (a)	25,995	95,142
Madrigal Pharmaceuticals, Inc. (a)(b)	7,236	1,876,584
MannKind Corp. (a)(b)	114,808	811,693
Mersana Therapeutics, Inc. (a)	41,378	74,894
MiMedx Group, Inc. (a)	51,074	349,857
Mineralys Therapeutics, Inc. (a)	9,918	132,703
Mirum Pharmaceuticals, Inc. (a)(b)	17,261	663,858
Moderna, Inc. (a)	145,720	7,921,339
Myriad Genetics, Inc. (a)	40,073	880,003
Natera, Inc. (a)	53,242	6,440,152
Neurocrine Biosciences, Inc. (a)	43,761	5,263,135
Novavax, Inc. (a)(b)	69,476	667,664
Nurix Therapeutics, Inc. (a)	26,080	641,046
Nuvalent, Inc. Class A (a)	16,205	1,433,980
Ocugen, Inc. (a)	108,245	98,611
Olema Pharmaceuticals, Inc. (a)	17,191	198,212
Omniab, Inc. (a)(c)	2,111	6,037
Omniab, Inc. (a)(c)	2,111	5,531
Organogenesis Holdings, Inc. Class A (a)	30,318	83,981
ORIC Pharmaceuticals, Inc. (a)	17,477	163,934
PDL BioPharma, Inc. (a)(c)	20,940	3,404
PDS Biotechnology Corp. (a)(b)	14,485	46,207
Poseida Therapeutics, Inc. (a)	28,949	68,609
Praxis Precision Medicines, Inc. (a)	7,232	506,168
Precigen, Inc. (a)	54,612	43,045
Prime Medicine, Inc. (a)(b)	26,123	101,357
Protagonist Therapeutics, Inc. (a)	25,639	1,175,292
Prothena Corp. PLC (a)	17,157	291,669
PTC Therapeutics, Inc. (a)	33,542	1,338,997
Puma Biotechnology, Inc. (a)	16,692	47,572
RAPT Therapeutics, Inc. (a)	11,447	24,268
Recursion Pharmaceuticals, Inc. Class A (a)(b)	103,537	654,354
Regeneron Pharmaceuticals, Inc. (a)	45,904	38,476,733
REGENXBIO, Inc. (a)	19,300	165,787
Relay Therapeutics, Inc. (a)	56,574	318,794
Repligen Corp. (a)	22,612	3,036,113
Replimune Group, Inc. (a)	25,628	301,385
Revolution Medicines, Inc. (a)	67,853	3,630,136
Rhythm Pharmaceuticals, Inc. (a)	22,893	1,092,683
Rigel Pharmaceuticals, Inc. (a)	7,192	98,027
Rocket Pharmaceuticals, Inc. (a)	29,395	489,427
Roivant Sciences Ltd. (a)	188,570	2,177,984
Sage Therapeutics, Inc. (a)	21,456	130,452
Sana Biotechnology, Inc. (a)(b)	55,858	195,503
Sangamo Therapeutics, Inc. (a)(b)	79,796	135,653
Sarepta Therapeutics, Inc. (a)	41,071	5,174,946
Savara, Inc. (a)(b)	40,724	148,032
Scholar Rock Holding Corp. (a)	26,577	755,850
SpringWorks Therapeutics, Inc. (a)	32,696	985,130
Stoke Therapeutics, Inc. (a)	17,090	211,232
Summit Therapeutics, Inc. (a)(b)	59,298	1,102,350
Sutro Biopharma, Inc. (a)	31,338	101,849
Syndax Pharmaceuticals, Inc. (a)	38,663	729,184
Tango Therapeutics, Inc. (a)	28,298	153,800
Tenaya Therapeutics, Inc. (a)	19,974	38,350
TG Therapeutics, Inc. (a)(b)	58,810	1,473,779
Travere Therapeutics, Inc. (a)	30,383	531,703
Twist Bioscience Corp. (a)	25,481	1,028,413
Tyra Biosciences, Inc. (a)	8,760	146,117
Ultragenyx Pharmaceutical, Inc. (a)	40,359	2,057,905
uniQure B.V. (a)	18,861	107,885
United Therapeutics Corp. (a)	19,219	7,187,329
Vanda Pharmaceuticals, Inc. (a)	25,201	117,185
Vaxcyte, Inc. (a)	48,284	5,135,003
Vera Therapeutics, Inc. (a)	20,007	807,883
Veracyte, Inc. (a)	33,167	1,119,055
Vericel Corp. (a)	20,555	905,242
Vertex Pharmaceuticals, Inc. (a)	111,598	53,118,416
Verve Therapeutics, Inc. (a)(b)	25,240	144,625
Viking Therapeutics, Inc. (a)	47,854	3,471,329
Vir Biotechnology, Inc. (a)	36,487	273,288
Viridian Therapeutics, Inc. (a)	27,329	589,487
Voyager Therapeutics, Inc. (a)	19,706	134,592
X4 Pharmaceuticals, Inc. (a)	55,323	27,673
Xencor, Inc. (a)	26,107	548,508
Y-mAbs Therapeutics, Inc. (a)	14,594	211,759
Zentalis Pharmaceuticals, Inc. (a)	23,272	63,533
		558,378,493
Health Care Equipment & Supplies - 2.3%
Abbott Laboratories	751,766	85,227,711
Align Technology, Inc. (a)	30,279	6,208,103
Alphatec Holdings, Inc. (a)	41,714	327,455
Angiodynamics, Inc. (a)	16,486	110,291
Artivion, Inc. (a)	16,968	446,767
Atricure, Inc. (a)	20,388	676,474
Avanos Medical, Inc. (a)	21,156	395,194
AxoGen, Inc. (a)	19,974	279,636
Axonics, Inc. (a)	22,042	1,549,553
Baxter International, Inc.	220,146	7,859,212
Becton, Dickinson & Co.	124,908	29,177,260
Boston Scientific Corp. (a)	635,908	53,428,990
Butterfly Network, Inc. Class A (a)	65,115	115,905
Cerus Corp. (a)	77,452	121,600
CONMED Corp.	13,567	925,812
CVRx, Inc. (a)	4,701	61,677
Dentsply Sirona, Inc.	87,558	2,028,719
DexCom, Inc. (a)	173,353	12,217,919
Edwards Lifesciences Corp. (a)	260,517	17,457,244
Embecta Corp.	24,845	349,818
Enovis Corp. (a)	24,244	1,000,550
Envista Holdings Corp. (a)	76,179	1,597,474
GE Healthcare Technologies, Inc.	197,670	17,266,475
Glaukos Corp. (a)	23,507	3,108,801
Globus Medical, Inc. Class A (a)	48,761	3,585,884
Haemonetics Corp. (a)	22,328	1,588,860
Hologic, Inc. (a)	100,742	8,147,006
ICU Medical, Inc. (a)	10,477	1,788,738
IDEXX Laboratories, Inc. (a)	35,620	14,494,490
Inari Medical, Inc. (a)	22,335	1,081,014
Inogen, Inc. (a)	9,831	85,825
Inspire Medical Systems, Inc. (a)	12,793	2,495,147
Insulet Corp. (a)	30,353	7,027,630
Integer Holdings Corp. (a)	14,365	1,784,851
Integra LifeSciences Holdings Corp. (a)	28,889	541,958
Intuitive Surgical, Inc. (a)	153,291	77,234,137
IRadimed Corp.	3,060	150,766
iRhythm Technologies, Inc. (a)	13,218	957,512
Lantheus Holdings, Inc. (a)	29,993	3,294,431
LeMaitre Vascular, Inc.	8,877	784,638
LivaNova PLC (a)	23,761	1,226,543
Masimo Corp. (a)	19,230	2,769,312
Medtronic PLC	554,297	49,471,007
Merit Medical Systems, Inc. (a)	25,286	2,494,717
Neogen Corp. (a)(b)	85,023	1,214,128
Nevro Corp. (a)	14,671	80,837
Novocure Ltd. (a)	41,602	631,518
Omnicell, Inc. (a)	19,950	970,368
OraSure Technologies, Inc. (a)	30,306	123,194
Orthofix Medical, Inc. (a)	15,664	253,600
OrthoPediatrics Corp. (a)	6,626	175,788
Outset Medical, Inc. (a)(b)	22,243	12,679
Paragon 28, Inc. (a)(b)	15,556	82,447
Penumbra, Inc. (a)	16,866	3,860,121
PROCEPT BioRobotics Corp. (a)	22,083	1,987,470
Pulmonx Corp. (a)	16,111	100,694
QuidelOrtho Corp. (a)	24,990	950,870
ResMed, Inc.	63,552	15,409,453
RxSight, Inc. (a)	14,642	741,764
Semler Scientific, Inc. (a)(b)	2,238	65,752
Senseonics Holdings, Inc. (a)(b)	221,123	74,806
SI-BONE, Inc. (a)	15,567	214,825
Sight Sciences, Inc. (a)	14,387	71,935
Solventum Corp.	59,883	4,346,308
Staar Surgical Co. (a)	20,750	601,543
STERIS PLC	42,745	9,482,978
Stryker Corp.	148,133	52,776,825
SurModics, Inc. (a)	5,868	220,167
Tactile Systems Technology, Inc. (a)	9,806	142,285
Tandem Diabetes Care, Inc. (a)	28,168	883,630
Teleflex, Inc.	20,436	4,108,862
The Cooper Companies, Inc. (a)	86,251	9,028,755
TransMedics Group, Inc. (a)	14,553	1,192,909
Treace Medical Concepts, Inc. (a)	18,063	84,174
UFP Technologies, Inc. (a)	3,108	829,836
Utah Medical Products, Inc.	1,407	89,176
Varex Imaging Corp. (a)	16,782	220,348
Zimmer Biomet Holdings, Inc.	87,738	9,380,947
Zimvie, Inc. (a)	11,689	160,899
Zynex, Inc. (a)(b)	7,677	66,253
		543,581,250
Health Care Providers & Services - 2.2%
23andMe Holding Co. Class A (a)(b)	6,444	29,965
Acadia Healthcare Co., Inc. (a)	39,996	1,707,429
Accolade, Inc. (a)	29,196	92,551
AdaptHealth Corp. (a)	45,817	471,457
Addus HomeCare Corp. (a)	7,894	982,171
agilon health, Inc. (a)	129,086	329,169
Alignment Healthcare, Inc. (a)	42,105	522,102
Amedisys, Inc. (a)	13,966	1,321,184
AMN Healthcare Services, Inc. (a)	16,137	612,238
Astrana Health, Inc. (a)	18,566	998,479
Brookdale Senior Living, Inc. (a)	81,150	508,811
Cardinal Health, Inc.	105,395	11,437,465
Castle Biosciences, Inc. (a)	11,952	414,376
Cencora, Inc.	75,399	17,197,004
Centene Corp. (a)	227,537	14,166,479
Chemed Corp.	6,560	3,543,974
Cigna Group	120,831	38,038,807
Clover Health Investments Corp. (a)	175,593	723,443
Community Health Systems, Inc. (a)	52,604	213,046
Corvel Corp. (a)	4,027	1,199,321
Cross Country Healthcare, Inc. (a)	13,503	154,069
CVS Health Corp.	543,888	30,707,916
DaVita, Inc. (a)	19,775	2,764,743
DocGo, Inc. Class A (a)	39,078	137,164
Elevance Health, Inc.	100,229	40,668,919
Encompass Health Corp.	43,353	4,311,889
Enhabit Home Health & Hospice (a)	20,871	143,801
Fulgent Genetics, Inc. (a)	8,166	175,161
Guardant Health, Inc. (a)	53,332	1,166,904
HCA Holdings, Inc.	80,310	28,810,409
HealthEquity, Inc. (a)	37,633	3,208,213
Henry Schein, Inc. (a)	54,277	3,811,874
Hims & Hers Health, Inc. Class A (a)(b)	81,483	1,534,325
Humana, Inc.	52,078	13,427,271
Labcorp Holdings, Inc.	36,368	8,301,723
LifeStance Health Group, Inc. (a)	56,536	379,357
McKesson Corp.	56,052	28,059,071
Modivcare, Inc. (a)	5,365	86,752
Molina Healthcare, Inc. (a)	25,315	8,131,684
National Healthcare Corp.	5,337	619,252
National Research Corp. Class A	5,846	105,988
NeoGenomics, Inc. (a)	54,292	737,828
Opko Health, Inc. (a)(b)	172,351	260,250
Option Care Health, Inc. (a)	73,382	1,690,721
Owens & Minor, Inc. (a)	31,241	397,073
Patterson Companies, Inc.	33,683	707,680
Pediatrix Medical Group, Inc. (a)	34,839	429,216
Pennant Group, Inc. (a)	13,369	427,407
Premier, Inc. Class A	44,698	900,665
Privia Health Group, Inc. (a)	45,680	838,685
Progyny, Inc. (a)	36,101	543,320
Quest Diagnostics, Inc.	48,021	7,435,091
R1 RCM, Inc. (a)	66,080	942,301
RadNet, Inc. (a)	28,012	1,821,900
Select Medical Holdings Corp.	46,582	1,494,351
Surgery Partners, Inc. (a)	32,270	929,376
Talkspace, Inc. Class A (a)	57,295	179,333
Tenet Healthcare Corp. (a)	41,549	6,440,926
The Ensign Group, Inc.	24,315	3,768,582
U.S. Physical Therapy, Inc.	6,595	528,787
UnitedHealth Group, Inc.	399,038	225,256,951
Universal Health Services, Inc. Class B	25,757	5,262,413
		532,208,812
Health Care Technology - 0.1%
American Well Corp. (a)	5,314	48,676
Certara, Inc. (a)	45,840	467,568
Definitive Healthcare Corp. (a)	19,769	82,041
Doximity, Inc. Class A (a)	54,057	2,256,339
Evolent Health, Inc. Class A (a)	46,310	1,081,339
GoodRx Holdings, Inc. (a)(b)	34,644	212,021
Health Catalyst, Inc. (a)	26,424	205,314
HealthStream, Inc.	9,752	285,100
MultiPlan Corp. Class A (a)(b)	2,739	24,541
OptimizeRx Corp. (a)	7,478	39,035
Phreesia, Inc. (a)	23,015	420,944
Schrodinger, Inc. (a)	23,525	413,922
Simulations Plus, Inc.	6,602	179,706
Teladoc Health, Inc. (a)	72,510	652,590
TruBridge, Inc. (a)	5,817	74,632
Veeva Systems, Inc. Class A (a)	64,442	13,457,423
		19,901,191
Life Sciences Tools & Services - 1.1%
10X Genomics, Inc. Class A (a)	44,967	720,821
Adaptive Biotechnologies Corp. (a)	46,994	227,451
Agilent Technologies, Inc.	126,233	16,449,422
Avantor, Inc. (a)	292,778	6,549,444
Azenta, Inc. (a)	21,353	877,395
Bio-Rad Laboratories, Inc. Class A (a)	8,223	2,945,396
Bio-Techne Corp.	68,064	5,019,720
BioLife Solutions, Inc. (a)	15,663	366,514
Bruker Corp.	47,538	2,691,126
Charles River Laboratories International, Inc. (a)	22,426	4,004,835
Codexis, Inc. (a)	29,408	92,341
CryoPort, Inc. (a)	20,613	137,283
Cytek Biosciences, Inc. (a)	47,118	232,999
Danaher Corp.	277,822	68,249,753
Fortrea Holdings, Inc. (a)	38,942	655,004
Illumina, Inc. (a)	68,977	9,942,345
IQVIA Holdings, Inc. (a)	74,972	15,430,737
Lifecore Biomedical (a)	10,344	58,754
Maravai LifeSciences Holdings, Inc. Class A (a)	51,613	382,452
MaxCyte, Inc. (a)	44,403	158,963
Medpace Holdings, Inc. (a)	10,922	3,431,911
Mesa Laboratories, Inc.	2,151	245,300
Mettler-Toledo International, Inc. (a)	9,181	11,859,557
OmniAb, Inc. (a)(b)	40,100	164,009
Pacific Biosciences of California, Inc. (a)(b)	109,184	236,929
Quanterix Corp. (a)	14,579	192,661
Revvity, Inc.	53,312	6,322,270
Sotera Health Co. (a)	66,226	1,037,761
Standard BioTools, Inc. (a)	124,563	244,143
Thermo Fisher Scientific, Inc.	165,074	90,183,228
Waters Corp. (a)	25,727	8,312,651
West Pharmaceutical Services, Inc.	31,394	9,667,154
		267,090,329
Pharmaceuticals - 3.2%
Amneal Intermediate, Inc. Class A, (a)	64,004	542,114
Amphastar Pharmaceuticals, Inc. (a)	16,546	836,069
Amylyx Pharmaceuticals, Inc. (a)	22,464	121,306
ANI Pharmaceuticals, Inc. (a)	7,164	410,103
Arvinas Holding Co. LLC (a)	29,263	773,421
Assertio Holdings, Inc. (a)	38,618	39,777
Atea Pharmaceuticals, Inc. (a)	32,281	104,590
Axsome Therapeutics, Inc. (a)	17,378	1,547,163
Bristol-Myers Squibb Co.	876,191	48,865,172
Cassava Sciences, Inc. (a)(b)	19,276	497,417
Catalent, Inc. (a)	77,722	4,554,509
Collegium Pharmaceutical, Inc. (a)	14,107	481,613
Corcept Therapeutics, Inc. (a)	39,859	1,951,895
CorMedix, Inc. (a)(b)	22,814	229,395
Edgewise Therapeutics, Inc. (a)	25,073	841,701
Elanco Animal Health, Inc. (a)	214,577	2,712,253
Eli Lilly & Co.	340,900	282,858,366
Enliven Therapeutics, Inc. (a)(b)	12,673	352,943
Esperion Therapeutics, Inc. (a)(b)	72,933	148,783
Evolus, Inc. (a)	20,875	340,680
Eyepoint Pharmaceuticals, Inc. (a)(b)	23,650	278,124
Fulcrum Therapeutics, Inc. (a)	20,762	65,608
Harmony Biosciences Holdings, Inc. (a)	13,619	437,578
Harrow, Inc. (a)	13,780	620,927
Innoviva, Inc. (a)(b)	23,985	469,147
Intra-Cellular Therapies, Inc. (a)	42,648	3,614,418
Jazz Pharmaceuticals PLC (a)	26,603	2,927,128
Johnson & Johnson	1,040,049	166,262,233
Ligand Pharmaceuticals, Inc. (a)	7,900	835,030
Liquidia Corp. (a)	21,481	233,069
Longboard Pharmaceuticals, Inc. (a)	13,471	804,488
Merck & Co., Inc.	1,095,399	112,081,226
Mind Medicine (MindMed), Inc. (a)	27,677	174,365
Nuvation Bio, Inc. Class A (a)	69,051	152,603
Ocular Therapeutix, Inc. (a)	54,481	573,685
Omeros Corp. (a)(b)	25,320	102,293
Organon & Co.	111,529	2,094,515
Pacira Biosciences, Inc. (a)	20,071	333,179
Perrigo Co. PLC	60,418	1,548,513
Pfizer, Inc.	2,448,964	69,305,681
Phathom Pharmaceuticals, Inc. (a)(b)	14,388	246,754
Phibro Animal Health Corp. Class A	8,449	195,341
Pliant Therapeutics, Inc. (a)	21,846	307,373
Prestige Consumer Healthcare, Inc. (a)	21,779	1,606,201
Revance Therapeutics, Inc. (a)	44,842	264,568
Royalty Pharma PLC Class A	166,531	4,496,337
Scilex Holding Co. (a)(b)	49,246	47,291
Scilex Holding Co. (a)(i)	17,231	13,238
scPharmaceuticals, Inc. (a)	9,159	38,010
SIGA Technologies, Inc. (b)	16,451	118,776
Supernus Pharmaceuticals, Inc. (a)	23,319	794,478
Tarsus Pharmaceuticals, Inc. (a)(b)	15,032	668,774
Terns Pharmaceuticals, Inc. (a)	18,878	129,503
Theravance Biopharma, Inc. (a)	13,823	113,902
Ventyx Biosciences, Inc. (a)(b)	24,623	53,186
Verrica Pharmaceuticals, Inc. (a)(b)	8,131	11,383
Viatris, Inc.	514,611	5,969,488
WAVE Life Sciences (a)	49,243	675,122
Xeris Biopharma Holdings, Inc. (a)	61,592	198,326
Xeris Biopharma Holdings, Inc. rights (a)(c)	8,992	0
Zevra Therapeutics, Inc. (a)	20,969	170,897
Zoetis, Inc. Class A	195,789	35,003,157
		762,245,185
TOTAL HEALTH CARE		2,683,405,260
INDUSTRIALS - 9.7%
Aerospace & Defense - 1.8%
AAR Corp. (a)	14,792	868,290
AeroVironment, Inc. (a)	12,049	2,590,053
AerSale Corp. (a)	13,698	72,188
Archer Aviation, Inc. Class A (a)(b)	88,175	277,751
Astronics Corp. (a)	13,176	229,131
Axon Enterprise, Inc. (a)	31,031	13,141,629
BWX Technologies, Inc.	39,567	4,817,282
Cadre Holdings, Inc.	11,029	383,478
Curtiss-Wright Corp.	16,613	5,730,820
Ducommun, Inc. (a)	5,765	338,924
GE Aerospace	468,603	80,496,623
General Dynamics Corp.	111,393	32,483,313
HEICO Corp.	16,855	4,128,632
HEICO Corp. Class A	32,866	6,310,601
Hexcel Corp.	35,202	2,066,005
Howmet Aerospace, Inc.	176,410	17,591,605
Huntington Ingalls Industries, Inc.	16,839	3,114,541
Kratos Defense & Security Solutions, Inc. (a)	66,167	1,503,314
L3Harris Technologies, Inc.	82,007	20,294,272
Leonardo DRS, Inc. (a)	32,807	986,506
Lockheed Martin Corp.	91,654	50,047,667
Mercury Systems, Inc. (a)	22,210	718,494
Moog, Inc. Class A	12,468	2,351,465
National Presto Industries, Inc.	2,170	156,088
Northrop Grumman Corp.	59,390	30,230,698
Rocket Lab U.S.A., Inc. Class A (a)(b)	149,583	1,600,538
RTX Corp.	574,656	69,527,629
Spirit AeroSystems Holdings, Inc. Class A (a)	50,224	1,625,751
Textron, Inc.	81,392	6,545,545
The Boeing Co. (a)	253,065	37,785,135
TransDigm Group, Inc.	24,259	31,592,496
Triumph Group, Inc. (a)	33,003	456,762
V2X, Inc. (a)	4,855	299,068
Virgin Galactic Holdings, Inc. (a)(b)	11,637	76,455
Woodward, Inc.	25,686	4,214,816
		434,653,565
Air Freight & Logistics - 0.4%
Air Transport Services Group, Inc. (a)	21,297	367,160
C.H. Robinson Worldwide, Inc.	50,698	5,223,922
Expeditors International of Washington, Inc.	61,122	7,273,518
FedEx Corp.	97,393	26,671,073
Forward Air Corp. (b)	8,288	292,815
GXO Logistics, Inc. (a)	51,703	3,092,356
Hub Group, Inc. Class A	26,462	1,148,186
United Parcel Service, Inc. Class B	316,539	42,435,218
		86,504,248
Building Products - 0.7%
A.O. Smith Corp.	51,523	3,869,377
AAON, Inc.	28,866	3,297,075
Advanced Drain Systems, Inc.	30,412	4,558,151
Allegion PLC	37,479	5,233,193
American Woodmark Corp. (a)	7,030	637,691
Apogee Enterprises, Inc.	9,774	731,486
Armstrong World Industries, Inc.	18,898	2,637,216
AZZ, Inc.	12,853	979,142
Builders FirstSource, Inc. (a)	50,411	8,640,445
Carlisle Companies, Inc.	19,994	8,442,067
Carrier Global Corp.	363,020	26,398,814
CSW Industrials, Inc.	7,172	2,532,433
Fortune Brands Innovations, Inc.	53,348	4,445,489
Gibraltar Industries, Inc. (a)	13,782	930,147
Griffon Corp.	17,382	1,092,980
Hayward Holdings, Inc. (a)	60,165	978,283
Insteel Industries, Inc.	7,888	212,739
Janus International Group, Inc. (a)	61,859	455,282
Jeld-Wen Holding, Inc. (a)	36,413	515,608
Johnson Controls International PLC	288,700	21,811,285
Lennox International, Inc.	13,872	8,358,851
Masco Corp.	94,611	7,560,365
MasterBrand, Inc. (a)	55,732	1,000,947
Owens Corning	37,546	6,637,757
Quanex Building Products Corp.	20,304	590,034
Resideo Technologies, Inc. (a)	64,875	1,276,091
Simpson Manufacturing Co. Ltd.	18,325	3,294,652
Tecnoglass, Inc.	9,232	632,669
The AZEK Co., Inc. Class A, (a)	63,144	2,778,336
Trane Technologies PLC	97,505	36,092,451
Trex Co., Inc. (a)	47,271	3,349,150
UFP Industries, Inc.	26,243	3,210,569
Zurn Elkay Water Solutions Cor	63,442	2,290,256
		175,471,031
Commercial Services & Supplies - 0.7%
ABM Industries, Inc.	27,811	1,475,652
ACCO Brands Corp.	39,269	192,418
ACV Auctions, Inc. Class A (a)	64,734	1,119,251
Aris Water Solution, Inc. Class A	10,654	175,791
Brady Corp. Class A	19,309	1,373,642
BrightView Holdings, Inc. (a)	24,252	397,248
Casella Waste Systems, Inc. Class A (a)	26,563	2,599,986
CECO Environmental Corp. (a)	12,418	295,548
Cimpress PLC (a)	7,205	497,217
Cintas Corp.	147,854	30,429,832
Clean Harbors, Inc. (a)	21,960	5,078,470
Copart, Inc. (a)	378,571	19,485,049
CoreCivic, Inc. (a)	47,933	661,955
Deluxe Corp.	19,532	366,420
Driven Brands Holdings, Inc. (a)	25,509	378,809
Ennis, Inc.	10,819	220,275
Enviri Corp. (a)	34,578	264,867
Healthcare Services Group, Inc. (a)	33,750	370,238
HNI Corp.	20,593	1,014,823
Interface, Inc.	25,438	444,402
Liquidity Services, Inc. (a)	9,349	201,751
Matthews International Corp. Class A	13,977	325,524
Millerknoll, Inc.	31,274	699,287
Montrose Environmental Group, Inc. (a)	13,248	349,350
MSA Safety, Inc.	17,227	2,858,821
OpenLane, Inc. (a)	46,459	734,052
Pitney Bowes, Inc.	65,738	473,971
RB Global, Inc.	79,540	6,740,220
Republic Services, Inc.	88,003	17,424,594
Rollins, Inc.	121,459	5,725,577
Steelcase, Inc. Class A	40,088	482,259
Stericycle, Inc. (a)	39,994	2,458,431
Tetra Tech, Inc.	115,853	5,662,895
The Brink's Co.	19,264	1,980,147
The GEO Group, Inc. (a)	58,501	888,045
UniFirst Corp.	6,623	1,190,882
Veralto Corp.	106,714	10,905,104
Vestis Corp.	48,748	659,073
Viad Corp. (a)	9,560	357,926
VSE Corp.	6,919	710,028
Waste Management, Inc.	157,668	34,032,638
		161,702,468
Construction & Engineering - 0.3%
AECOM	58,099	6,204,973
Ameresco, Inc. Class A (a)	13,603	418,564
API Group Corp. (a)	103,920	3,547,829
Arcosa, Inc.	21,039	1,970,092
Argan, Inc.	5,305	700,472
Bowman Consulting Group Ltd. (a)	5,657	114,837
Comfort Systems U.S.A., Inc.	15,379	6,013,804
Construction Partners, Inc. Class A (a)	19,327	1,521,615
Dycom Industries, Inc. (a)	12,629	2,201,614
EMCOR Group, Inc.	20,187	9,004,815
Fluor Corp. (a)	74,229	3,880,692
Granite Construction, Inc.	19,087	1,604,262
Great Lakes Dredge & Dock Corp. (a)	28,020	320,269
IES Holdings, Inc. (a)	3,536	773,199
Limbach Holdings, Inc. (a)	4,212	319,986
MasTec, Inc. (a)	26,748	3,287,062
Matrix Service Co. (a)	9,717	109,122
MDU Resources Group, Inc.	87,772	2,532,222
MYR Group, Inc. (a)	7,328	959,968
Primoris Services Corp.	23,420	1,466,560
Quanta Services, Inc.	63,686	19,209,608
Sterling Construction Co., Inc. (a)	13,400	2,069,630
Tutor Perini Corp. (a)	18,215	472,133
Valmont Industries, Inc.	8,734	2,722,213
Willscot Holdings Corp. (a)	80,961	2,683,048
		74,108,589
Electrical Equipment - 0.9%
Acuity Brands, Inc.	13,256	3,985,947
Allient, Inc.	6,698	115,808
American Superconductor Corp. (a)	16,574	406,394
AMETEK, Inc.	100,016	18,336,933
Array Technologies, Inc. (a)	60,084	392,349
Atkore, Inc.	15,965	1,369,158
Blink Charging Co. (a)(b)	39,211	77,638
Bloom Energy Corp. Class A (a)(b)	85,404	819,878
ChargePoint Holdings, Inc. Class A (a)(b)	153,366	184,039
Eaton Corp. PLC	172,033	57,042,702
Emerson Electric Co.	247,594	26,807,002
Energy Vault Holdings, Inc. Class A (a)(b)	33,030	61,766
EnerSys	17,336	1,679,165
Enovix Corp. (a)(b)	64,634	582,029
Eos Energy Enterprises, Inc. (a)(b)	93,529	290,875
Fluence Energy, Inc. Class A (a)(b)	26,763	582,095
FuelCell Energy, Inc. (a)(b)	185,551	63,830
GE Vernova LLC	118,788	35,833,588
Generac Holdings, Inc. (a)	25,841	4,277,978
GrafTech International Ltd. (a)	78,752	133,878
Hubbell, Inc.	23,238	9,923,323
LSI Industries, Inc.	11,212	183,428
Net Power, Inc. Class A (a)	15,815	142,651
Nextracker, Inc. Class A (a)(b)	61,632	2,454,186
NuScale Power Corp. Class A (a)(b)	36,676	701,979
nVent Electric PLC	72,137	5,379,256
Plug Power, Inc. (a)(b)	354,275	694,379
Powell Industries, Inc.	4,030	1,027,569
Preformed Line Products Co.	1,169	143,787
Regal Rexnord Corp.	28,886	4,810,674
Rockwell Automation, Inc.	49,118	13,100,262
Sensata Technologies PLC	64,940	2,230,040
Shoals Technologies Group, Inc. (a)	72,852	394,129
Stem, Inc. (a)(b)	59,861	22,598
Sunrun, Inc. (a)	95,926	1,386,131
Thermon Group Holdings, Inc. (a)	14,319	375,301
TPI Composites, Inc. (a)(b)	19,563	66,612
Vertiv Holdings Co.	162,198	17,726,619
Vicor Corp. (a)	9,822	448,964
		214,254,940
Ground Transportation - 1.0%
ArcBest Corp.	10,439	1,087,535
Avis Budget Group, Inc. (b)	7,624	632,792
Covenant Transport Group, Inc. Class A	3,137	158,732
CSX Corp.	837,984	28,189,782
FTAI Infrastructure LLC	43,034	347,284
Heartland Express, Inc.	18,746	202,551
Hertz Global Holdings, Inc. (a)(b)	54,759	152,230
J.B. Hunt Transport Services, Inc.	34,984	6,318,810
Knight-Swift Transportation Holdings, Inc.	69,653	3,627,528
Landstar System, Inc.	15,451	2,715,822
Lyft, Inc. (a)	155,828	2,021,089
Marten Transport Ltd.	25,010	387,155
Norfolk Southern Corp.	97,737	24,476,277
Old Dominion Freight Lines, Inc.	81,627	16,433,148
Proficient Auto Logistics, Inc.	6,716	55,004
RXO, Inc. (a)	58,803	1,657,657
Ryder System, Inc.	18,581	2,718,029
Saia, Inc. (a)	11,500	5,619,015
Schneider National, Inc. Class B	19,433	549,565
U-Haul Holding Co. (a)(b)	5,450	399,649
U-Haul Holding Co. Class N	41,940	2,862,824
Uber Technologies, Inc. (a)	908,027	65,423,345
Union Pacific Corp.	263,177	61,075,486
Werner Enterprises, Inc.	26,812	989,095
XPO, Inc. (a)	50,427	6,582,236
		234,682,640
Industrial Conglomerates - 0.4%
3M Co.	237,446	30,504,688
Honeywell International, Inc.	281,360	57,870,125
		88,374,813
Machinery - 1.9%
3D Systems Corp. (a)(b)	55,288	165,864
AGCO Corp.	26,810	2,676,710
Alamo Group, Inc.	4,489	761,065
Albany International Corp. Class A	13,272	901,434
Allison Transmission Holdings, Inc.	37,819	4,041,338
Astec Industries, Inc.	9,316	296,062
Atmus Filtration Technologies, Inc.	35,700	1,390,158
Barnes Group, Inc.	19,483	911,025
Blue Bird Corp. (a)	13,761	579,476
Caterpillar, Inc.	209,500	78,813,900
Chart Industries, Inc. (a)	18,129	2,188,533
CNH Industrial NV Class A	376,076	4,223,333
Columbus McKinnon Corp. (NY Shares)	12,614	401,251
Crane Co.	21,218	3,337,167
Cummins, Inc.	59,210	19,478,906
Deere & Co.	110,717	44,806,063
Desktop Metal, Inc. (a)(b)	10,675	52,414
Donaldson Co., Inc.	52,064	3,809,002
Douglas Dynamics, Inc.	9,469	214,473
Dover Corp.	59,493	11,263,810
Energy Recovery, Inc. (a)	24,841	443,660
Enerpac Tool Group Corp. Class A	23,984	1,058,174
EnPro Industries, Inc.	9,258	1,348,057
ESAB Corp.	24,629	3,030,352
ESCO Technologies, Inc.	11,424	1,434,169
Federal Signal Corp.	26,377	2,151,572
Flowserve Corp.	56,122	2,954,262
Fortive Corp.	151,643	10,831,859
Franklin Electric Co., Inc.	16,701	1,598,453
Gates Industrial Corp. PLC (a)	97,470	1,886,045
Gorman-Rupp Co.	8,143	300,884
Graco, Inc.	73,090	5,953,181
Graham Corp. (a)	4,171	116,871
Helios Technologies, Inc.	14,108	650,802
Hillenbrand, Inc.	29,772	820,219
Hillman Solutions Corp. Class A (a)	83,616	886,330
Hyliion Holdings Corp. Class A (a)(b)	53,166	127,067
Hyster-Yale Materials Handling, Inc. Class A	4,759	302,054
IDEX Corp.	32,916	7,065,090
Illinois Tool Works, Inc.	116,534	30,430,523
Ingersoll Rand, Inc.	174,496	16,751,616
ITT, Inc.	35,603	4,988,692
John Bean Technologies Corp.	14,123	1,573,585
Kadant, Inc.	5,107	1,700,937
Kennametal, Inc.	34,204	866,045
Lincoln Electric Holdings, Inc.	24,340	4,686,910
Lindsay Corp.	4,663	558,161
Luxfer Holdings PLC sponsored	11,281	161,995
Manitowoc Co., Inc. (a)	14,319	133,739
Middleby Corp. (a)	23,132	3,000,220
Miller Industries, Inc.	4,753	311,987
Mueller Industries, Inc.	49,422	4,051,121
Mueller Water Products, Inc.	67,720	1,462,075
Nikola Corp. (a)(b)	17,607	69,196
Nordson Corp.	23,463	5,816,243
Oshkosh Corp.	28,245	2,887,769
Otis Worldwide Corp.	173,097	16,998,125
PACCAR, Inc.	226,556	23,625,260
Parker Hannifin Corp.	55,530	35,209,907
Pentair PLC	71,245	7,061,804
Proto Labs, Inc. (a)	10,465	286,741
RBC Bearings, Inc. (a)	12,631	3,541,101
REV Group, Inc.	22,036	583,954
Shyft Group, Inc. (The)	13,139	169,756
Snap-On, Inc.	22,762	7,514,419
SPX Technologies, Inc. (a)	20,159	2,892,615
Standex International Corp.	5,060	930,433
Stanley Black & Decker, Inc.	66,526	6,182,926
Symbotic, Inc. (a)(b)	16,594	461,147
Tennant Co.	8,097	708,973
Terex Corp.	29,183	1,509,053
The Greenbrier Companies, Inc.	13,492	799,671
Timken Co.	27,698	2,298,934
Titan International, Inc. (a)	21,080	135,755
Toro Co.	45,250	3,641,720
Trinity Industries, Inc.	35,707	1,224,036
Wabash National Corp.	19,775	344,876
Watts Water Technologies, Inc. Class A	11,925	2,272,786
Westinghouse Air Brake Tech Co.	75,632	14,217,303
Xylem, Inc.	104,946	12,780,324
		448,113,518
Marine Transportation - 0.0%
Genco Shipping & Trading Ltd.	18,513	291,395
Kirby Corp. (a)	25,270	2,899,985
Matson, Inc.	14,673	2,272,701
Pangaea Logistics Solutions Ltd.	14,119	90,644
		5,554,725
Passenger Airlines - 0.2%
Alaska Air Group, Inc. (a)	55,153	2,642,380
Allegiant Travel Co.	6,471	420,680
American Airlines Group, Inc. (a)(b)	282,191	3,781,359
Blade Air Mobility, Inc. (a)	22,792	81,937
Delta Air Lines, Inc.	277,426	15,874,316
Frontier Group Holdings, Inc. (a)(b)	34,531	209,948
JetBlue Airways Corp. (a)	127,462	726,533
Joby Aviation, Inc. (a)(b)	188,077	902,770
SkyWest, Inc. (a)	17,795	1,694,084
Southwest Airlines Co. (b)	258,560	7,906,765
Spirit Airlines, Inc. (b)	44,507	106,817
Sun Country Airlines Holdings, Inc. (a)	15,707	220,683
United Airlines Holdings, Inc. (a)	142,237	11,131,468
		45,699,740
Professional Services - 0.9%
Alight, Inc. Class A (a)	195,057	1,351,745
Amentum Holdings, Inc.	53,644	1,595,373
Asure Software, Inc. (a)(b)	9,796	97,176
Automatic Data Processing, Inc.	176,033	50,915,785
Barrett Business Services, Inc.	11,934	431,891
Booz Allen Hamilton Holding Corp. Class A	55,867	10,148,799
Broadridge Financial Solutions, Inc.	50,428	10,633,248
CACI International, Inc. (a)	9,633	5,322,810
CBIZ, Inc. (a)	21,387	1,474,206
Clarivate PLC (a)(b)	196,812	1,298,959
Concentrix Corp.	20,369	865,886
Conduent, Inc. (a)	67,530	243,108
CRA International, Inc.	3,055	556,438
CSG Systems International, Inc.	12,190	568,176
Dayforce, Inc. (a)(b)	68,606	4,867,596
Dun & Bradstreet Holdings, Inc.	132,368	1,573,856
Equifax, Inc.	53,557	14,193,676
ExlService Holdings, Inc. (a)	70,504	2,937,902
Exponent, Inc.	21,813	2,058,711
First Advantage Corp. (a)(b)	22,700	411,324
FiscalNote Holdings, Inc. Class A (a)	30,059	27,354
Forrester Research, Inc. (a)	4,679	68,641
Franklin Covey Co. (a)	4,666	185,753
FTI Consulting, Inc. (a)	15,235	2,972,044
Genpact Ltd.	71,750	2,738,698
Heidrick & Struggles International, Inc.	8,741	341,423
Huron Consulting Group, Inc. (a)	7,243	838,232
ICF International, Inc.	7,978	1,345,011
Innodata, Inc. (a)(b)	10,372	208,581
Insperity, Inc.	15,617	1,230,151
Jacobs Solutions, Inc.	54,057	7,599,333
KBR, Inc.	57,768	3,871,034
Kelly Services, Inc. Class A (non-vtg.)	13,278	265,427
Kforce, Inc.	7,791	450,242
Korn Ferry	22,733	1,606,086
LegalZoom.com, Inc. (a)	49,750	357,205
Leidos Holdings, Inc.	58,200	10,659,912
ManpowerGroup, Inc.	20,169	1,267,622
Maximus, Inc.	25,555	2,208,974
NV5 Global, Inc. (a)	21,956	501,695
Parsons Corp. (a)	20,139	2,178,234
Paychex, Inc.	138,434	19,288,009
Paycom Software, Inc.	20,885	4,365,592
Paycor HCM, Inc. (a)	34,652	522,899
Paylocity Holding Corp. (a)	18,732	3,457,365
Planet Labs PBC Class A (a)(b)	83,396	184,305
RCM Technologies, Inc. (a)	2,143	47,896
Resources Connection, Inc.	12,987	104,545
Robert Half, Inc.	44,674	3,042,746
Science Applications International Corp.	22,194	3,202,372
Spire Global, Inc. (a)(b)	8,948	88,585
SS&C Technologies Holdings, Inc.	91,872	6,424,609
Sterling Check Corp. (a)(b)	12,745	213,351
TaskUs, Inc. (a)	7,799	98,579
TransUnion	84,204	8,529,865
TriNet Group, Inc.	13,253	1,125,047
TrueBlue, Inc. (a)	12,632	94,614
Ttec Holdings, Inc.	7,558	39,302
Upwork, Inc. (a)	54,031	732,660
Verisk Analytics, Inc.	61,482	16,890,335
Verra Mobility Corp. Class A (a)	71,695	1,861,919
		222,782,912
Trading Companies & Distributors - 0.5%
Air Lease Corp. Class A	44,845	1,988,876
Alta Equipment Group, Inc.	9,653	62,745
Applied Industrial Technologies, Inc.	16,688	3,864,774
Beacon Roofing Supply, Inc. (a)	26,576	2,446,852
BlueLinx Corp. (a)	3,570	390,772
Boise Cascade Co.	17,108	2,275,877
Core & Main, Inc. Class A (a)	83,704	3,706,413
Custom Truck One Source, Inc. Class A (a)	24,961	102,090
Distribution Solutions Group I (a)	4,410	169,785
DNOW, Inc. (a)	45,769	541,447
DXP Enterprises, Inc. (a)	5,451	267,535
Fastenal Co.	247,718	19,366,593
Ferguson Enterprises, Inc.	87,122	17,140,382
FTAI Aviation Ltd.	44,040	5,920,738
GATX Corp.	15,370	2,117,371
Global Industrial Co.	5,139	136,338
GMS, Inc. (a)	17,040	1,531,726
H&E Equipment Services, Inc.	13,666	714,049
Herc Holdings, Inc.	12,396	2,592,499
Hudson Technologies, Inc. (a)	15,998	122,705
Karat Packaging, Inc.	2,302	61,463
McGrath RentCorp.	10,858	1,234,555
MRC Global, Inc. (a)	35,573	436,125
MSC Industrial Direct Co., Inc. Class A	18,939	1,497,507
Rush Enterprises, Inc. Class A	27,358	1,547,916
SiteOne Landscape Supply, Inc. (a)	19,552	2,732,196
Titan Machinery, Inc. (a)	8,122	111,474
Transcat, Inc. (a)	3,847	367,658
United Rentals, Inc.	28,797	23,406,202
W.W. Grainger, Inc.	19,207	21,304,981
Watsco, Inc.	14,991	7,090,893
WESCO International, Inc.	19,259	3,697,150
Xometry, Inc. Class A (a)	18,001	354,260
		129,301,947
TOTAL INDUSTRIALS		2,321,205,136
INFORMATION TECHNOLOGY - 29.7%
Communications Equipment - 0.8%
ADTRAN Holdings, Inc. (a)	29,597	179,802
Applied Optoelectronics, Inc. (a)(b)	17,531	273,834
Arista Networks, Inc. (a)	111,345	43,028,162
Aviat Networks, Inc. (a)	5,218	106,708
Calix, Inc. (a)	25,656	907,709
Ciena Corp. (a)	61,804	3,925,172
Cisco Systems, Inc.	1,740,873	95,347,614
Clearfield, Inc. (a)(b)	5,064	181,950
CommScope Holding Co., Inc. (a)	91,695	617,107
Comtech Telecommunications Corp. (a)	11,510	42,817
Digi International, Inc. (a)	15,835	458,740
Extreme Networks, Inc. (a)	58,052	866,716
F5, Inc. (a)	25,070	5,863,372
Harmonic, Inc. (a)	49,456	548,467
Infinera Corp. (a)(b)	88,536	594,962
Juniper Networks, Inc.	141,420	5,501,238
Lumentum Holdings, Inc. (a)	29,390	1,877,139
Motorola Solutions, Inc.	72,037	32,369,826
NETGEAR, Inc. (a)	12,079	264,772
NetScout Systems, Inc. (a)	30,411	639,543
ViaSat, Inc. (a)	36,342	348,883
Viavi Solutions, Inc. (a)	99,533	917,694
		194,862,227
Electronic Equipment, Instruments & Components - 0.8%
Advanced Energy Industries, Inc.	16,540	1,795,086
Amphenol Corp. Class A	520,477	34,882,369
Arlo Technologies, Inc. (a)	41,291	419,517
Arrow Electronics, Inc. (a)	22,966	2,725,375
Avnet, Inc.	37,416	2,028,321
Badger Meter, Inc.	12,656	2,531,833
Bel Fuse, Inc. Class B (non-vtg.)	4,284	323,099
Belden, Inc.	17,915	2,039,981
Benchmark Electronics, Inc.	15,882	687,691
CDW Corp.	57,772	10,874,424
Cognex Corp.	74,657	3,003,451
Coherent Corp. (a)	66,063	6,106,864
Corning, Inc.	332,977	15,846,375
Crane NXT Co.	21,752	1,180,481
CTS Corp.	13,112	648,913
Daktronics, Inc. (a)	17,044	222,083
ePlus, Inc. (a)	11,913	1,059,661
Evolv Technologies Holdings, Inc. (a)(b)	47,297	101,689
Fabrinet (a)	15,604	3,760,096
FARO Technologies, Inc. (a)	7,658	134,321
Insight Enterprises, Inc. (a)	12,058	2,109,185
IPG Photonics Corp. (a)	12,149	983,583
Itron, Inc. (a)	19,282	2,154,956
Jabil, Inc.	49,122	6,046,427
Keysight Technologies, Inc. (a)	75,538	11,255,917
Kimball Electronics, Inc. (a)	10,243	182,223
Knowles Corp. (a)	39,286	680,434
Lightwave Logic, Inc. (a)(b)	51,880	163,422
Littelfuse, Inc.	10,688	2,614,605
Luna Innovations, Inc. (a)(b)	13,687	21,215
Methode Electronics, Inc.	14,656	127,800
MicroVision, Inc. (a)(b)	84,669	85,516
Mirion Technologies, Inc. Class A (a)	79,401	1,175,135
Napco Security Technologies, Inc.	15,689	603,713
nLIGHT, Inc. (a)	19,626	244,932
Novanta, Inc. (a)	15,428	2,626,463
OSI Systems, Inc. (a)	6,706	886,600
Ouster, Inc. Class A (a)	16,177	107,254
Par Technology Corp. (a)(b)	15,644	922,840
PC Connection, Inc.	5,407	344,156
Plexus Corp. (a)	12,004	1,729,776
Richardson Electronics Ltd.	4,744	65,183
Rogers Corp. (a)	7,114	713,392
Sanmina Corp. (a)	24,283	1,702,238
ScanSource, Inc. (a)	10,530	446,577
Smartrent, Inc. (a)	75,148	127,000
TD SYNNEX Corp.	33,056	3,813,010
TE Connectivity PLC	131,495	19,384,993
Teledyne Technologies, Inc. (a)	20,230	9,211,124
Trimble, Inc. (a)	105,620	6,390,010
TTM Technologies, Inc. (a)	43,283	971,271
Vishay Intertechnology, Inc.	47,863	811,756
Vishay Precision Group, Inc. (a)	5,020	116,514
Vontier Corp.	66,620	2,470,270
Zebra Technologies Corp. Class A (a)	22,265	8,504,562
		180,165,682
IT Services - 1.2%
Accenture PLC Class A	270,679	93,335,533
Akamai Technologies, Inc. (a)	65,168	6,587,181
Amdocs Ltd.	50,403	4,422,611
Applied Digital Corp. (a)(b)	45,174	305,376
ASGN, Inc. (a)	19,386	1,785,451
BigCommerce Holdings, Inc. (a)	28,121	147,354
Cloudflare, Inc. Class A (a)	131,446	11,529,129
Cognizant Technology Solutions Corp. Class A	214,509	16,000,226
Couchbase, Inc. (a)	17,704	284,503
Digitalocean Holdings, Inc. (a)	27,173	1,075,507
DXC Technology Co. (a)	77,199	1,533,172
EPAM Systems, Inc. (a)	24,496	4,621,170
Fastly, Inc. Class A (a)	53,422	386,241
Gartner, Inc. (a)	33,303	16,734,758
GoDaddy, Inc. Class A (a)	61,058	10,184,474
Grid Dynamics Holdings, Inc. (a)	23,359	371,875
Hackett Group, Inc.	11,333	275,619
IBM Corp.	398,077	82,290,477
Kyndryl Holdings, Inc. (a)	99,182	2,270,276
MongoDB, Inc. Class A (a)	31,742	8,583,037
Okta, Inc. Class A (a)	69,383	4,987,944
Rackspace Technology, Inc. (a)	29,940	71,407
Snowflake, Inc. Class A (a)	144,839	16,630,414
Thoughtworks Holding, Inc. (a)(b)	41,068	182,342
Twilio, Inc. Class A (a)	69,808	5,630,015
Unisys Corp. (a)	28,857	199,402
VeriSign, Inc. (a)	36,145	6,391,882
		296,817,376
Semiconductors & Semiconductor Equipment - 10.4%
ACM Research, Inc. Class A, (a)	20,194	379,546
Advanced Micro Devices, Inc. (a)	699,493	100,775,957
AEHR Test Systems (a)(b)	11,120	156,570
Allegro MicroSystems LLC (a)	66,409	1,383,964
Alpha & Omega Semiconductor Ltd. (a)	9,794	323,594
Ambarella, Inc. (a)	16,447	924,157
Amkor Technology, Inc.	49,590	1,262,066
Analog Devices, Inc.	214,463	47,848,840
Applied Materials, Inc.	357,861	64,980,400
Atomera, Inc. (a)(b)	10,403	43,276
Axcelis Technologies, Inc. (a)(b)	14,013	1,195,449
AXT, Inc. (a)	17,211	44,318
Broadcom, Inc.	2,011,629	341,514,255
CEVA, Inc. (a)	9,890	230,783
Cirrus Logic, Inc. (a)	23,332	2,562,320
Cohu, Inc. (a)	20,419	508,841
Credo Technology Group Holding Ltd. (a)	60,839	2,293,630
Diodes, Inc. (a)	20,371	1,191,296
Enphase Energy, Inc. (a)	58,777	4,880,842
Entegris, Inc.	65,215	6,828,663
First Solar, Inc. (a)	46,296	9,003,646
FormFactor, Inc. (a)	33,676	1,279,014
Ichor Holdings Ltd. (a)	14,224	387,746
Impinj, Inc. (a)	9,763	1,854,872
indie Semiconductor, Inc. (a)(b)	71,205	235,689
Intel Corp.	1,844,267	39,688,626
Intest Corp. (a)(b)	4,698	33,685
KLA Corp.	58,108	38,713,293
Kopin Corp. (a)	43,924	34,261
Kulicke & Soffa Industries, Inc.	23,721	1,064,124
Lam Research Corp.	563,588	41,902,768
Lattice Semiconductor Corp. (a)	59,584	3,018,525
MACOM Technology Solutions Holdings, Inc. (a)	25,002	2,810,225
Marvell Technology, Inc.	374,206	29,977,643
MaxLinear, Inc. Class A (a)	31,829	412,822
Microchip Technology, Inc.	232,064	17,026,536
Micron Technology, Inc.	479,284	47,760,651
MKS Instruments, Inc.	29,438	2,924,077
Monolithic Power Systems, Inc.	21,091	16,014,396
Navitas Semiconductor Corp. Class A (a)(b)	54,802	135,361
NVE Corp.	2,015	151,871
NVIDIA Corp.	10,631,025	1,411,374,879
NXP Semiconductors NV	110,097	25,817,747
ON Semiconductor Corp. (a)	185,357	13,065,815
Onto Innovation, Inc. (a)	21,332	4,230,776
PDF Solutions, Inc. (a)	13,351	378,100
Penguin Solutions, Inc. (a)	21,964	330,558
Photronics, Inc. (a)	27,191	619,955
Power Integrations, Inc.	24,704	1,492,863
Qorvo, Inc. (a)	40,744	2,903,417
Qualcomm, Inc.	481,464	78,367,895
Rambus, Inc. (a)	46,552	2,226,117
Rigetti Computing, Inc. Class A (a)(b)	73,871	97,510
Semtech Corp. (a)	32,018	1,414,875
Silicon Laboratories, Inc. (a)	13,872	1,440,746
SiTime Corp. (a)	8,012	1,354,108
SkyWater Technology, Inc. (a)(b)	8,063	79,098
Skyworks Solutions, Inc.	69,196	6,060,186
SolarEdge Technologies, Inc. (a)(b)	24,377	415,872
Synaptics, Inc. (a)	17,523	1,203,304
Teradyne, Inc.	70,378	7,474,847
Texas Instruments, Inc.	394,576	80,162,060
Ultra Clean Holdings, Inc. (a)	19,259	644,214
Universal Display Corp.	19,039	3,433,112
Veeco Instruments, Inc. (a)	24,189	696,159
Wolfspeed, Inc. (a)(b)	53,061	706,242
		2,479,749,053
Software - 9.9%
8x8, Inc. (a)(b)	50,835	113,362
A10 Networks, Inc.	30,916	452,919
ACI Worldwide, Inc. (a)	45,747	2,250,752
Adeia, Inc.	47,790	594,030
Adobe, Inc. (a)	191,617	91,608,255
Agilysys, Inc. (a)	9,538	954,182
Alarm.com Holdings, Inc. (a)	21,694	1,156,941
Alkami Technology, Inc. (a)	24,689	903,864
Altair Engineering, Inc. Class A (a)(b)	25,488	2,650,497
Amplitude, Inc. Class A, (a)	33,309	299,448
ANSYS, Inc. (a)	37,911	12,147,064
AppFolio, Inc. Class A, (a)	9,914	2,060,823
Appian Corp. Class A (a)	17,514	626,126
AppLovin Corp. Class A, (a)	92,469	15,663,324
Asana, Inc. (a)	36,241	432,718
Aspen Technology, Inc. (a)	11,449	2,687,424
Atlassian Corp. PLC Class A, (a)	68,885	12,987,578
Aurora Innovation, Inc. Class A, (a)(b)	425,411	2,210,010
Autodesk, Inc. (a)	93,158	26,438,240
AvePoint, Inc. (a)	45,418	551,375
Bentley Systems, Inc. Class B	66,061	3,188,104
Bill Holdings, Inc. (a)	42,547	2,483,043
Blackbaud, Inc. (a)	17,542	1,324,596
BlackLine, Inc. (a)	22,245	1,231,706
Blend Labs, Inc. (a)	83,434	302,865
Box, Inc. Class A (a)	62,112	1,972,677
Braze, Inc. (a)	26,323	828,122
C3.ai, Inc. (a)(b)	47,603	1,172,462
Cadence Design Systems, Inc. (a)	118,409	32,695,093
CCC Intelligent Solutions Holdings, Inc. Class A (a)	182,988	1,904,905
Cerence, Inc. (a)(b)	16,941	51,585
Cipher Mining, Inc. (a)(b)	91,060	448,926
Cleanspark, Inc. (a)(b)	106,904	1,134,251
Clear Secure, Inc.	39,566	1,455,237
Clearwater Analytics Holdings, Inc. Class A (a)	68,616	1,791,564
CommVault Systems, Inc. (a)	18,832	2,941,370
Confluent, Inc. Class A (a)	107,862	2,822,749
Consensus Cloud Solutions, Inc. (a)	7,889	174,978
Crowdstrike Holdings, Inc. Class A (a)	99,799	29,627,329
CS Disco, Inc. (a)	9,862	57,989
D-Wave Quantum, Inc. (a)(b)	64,639	68,517
Daily Journal Corp. (a)	386	187,210
Datadog, Inc. Class A (a)	134,548	16,877,701
Digimarc Corp. (a)(b)	6,520	201,990
Digital Turbine, Inc. (a)	38,008	121,626
DocuSign, Inc. (a)	88,706	6,154,422
Dolby Laboratories, Inc. Class A	25,904	1,888,402
Domo, Inc. Class B (a)	13,305	105,775
DoubleVerify Holdings, Inc. (a)	62,045	1,057,867
Dropbox, Inc. Class A (a)	101,649	2,627,627
Dynatrace, Inc. (a)	128,448	6,910,502
E2open Parent Holdings, Inc. (a)	91,287	267,471
Elastic NV (a)	36,739	2,947,570
Enfusion, Inc. Class A (a)	21,987	195,904
Envestnet, Inc. (a)	21,629	1,357,869
Fair Isaac Corp. (a)	10,605	21,136,932
Five9, Inc. (a)	32,405	956,920
Fortinet, Inc. (a)	274,432	21,586,821
Freshworks, Inc. Class A (a)	79,495	930,092
Gen Digital, Inc.	234,705	6,832,263
GitLab, Inc. Class A (a)	49,697	2,671,214
Guidewire Software, Inc. (a)	35,761	6,660,844
HashiCorp, Inc. Class A (a)	65,970	2,233,744
HubSpot, Inc. (a)	22,209	12,321,331
Informatica, Inc. Class A (a)(b)	28,471	777,258
Intapp, Inc. (a)	21,208	1,064,005
InterDigital, Inc. (b)	10,920	1,642,805
Intuit, Inc.	120,813	73,732,174
Jamf Holding Corp. (a)	25,365	422,074
Klaviyo, Inc. Class A (a)(b)	31,289	1,189,921
Liveramp Holdings, Inc. (a)	28,965	724,994
Logility Supply Chain Solution Class A	12,646	133,415
Manhattan Associates, Inc. (a)	26,538	6,989,048
Mara Holdings, Inc. (a)(b)	126,671	2,124,273
Matterport, Inc. Class A (a)	123,179	561,696
MeridianLink, Inc. (a)	11,699	256,910
Microsoft Corp.	3,212,057	1,305,219,362
MicroStrategy, Inc. Class A (a)(b)	75,522	18,465,129
Mitek Systems, Inc. (a)	20,490	176,009
N-able, Inc. (a)	30,572	373,896
nCino, Inc. (a)	39,496	1,473,201
NCR Voyix Corp. (a)	64,899	831,356
Nextnav, Inc. Class A (a)(b)	28,269	328,486
Nutanix, Inc. Class A (a)	105,819	6,571,360
Olo, Inc. Class A (a)	44,337	222,128
ON24, Inc. (a)	15,115	91,446
Onespan, Inc. (a)	14,484	241,593
Oracle Corp.	690,782	115,940,851
Pagerduty, Inc. (a)	42,347	764,787
Palantir Technologies, Inc. Class A (a)	870,406	36,174,073
Palo Alto Networks, Inc. (a)	139,969	50,435,030
Pegasystems, Inc.	18,966	1,506,659
Porch Group, Inc. (a)(b)	32,382	70,269
Procore Technologies, Inc. (a)	45,768	3,004,669
Progress Software Corp.	18,870	1,209,378
PROS Holdings, Inc. (a)	18,429	364,894
PTC, Inc. (a)	51,864	9,611,955
Q2 Holdings, Inc. (a)	25,814	2,185,413
Qualys, Inc. (a)	16,017	1,909,867
Rapid7, Inc. (a)	26,693	1,078,931
Rekor Systems, Inc. (a)	31,012	32,563
RingCentral, Inc. Class A (a)	36,055	1,298,341
Riot Platforms, Inc. (a)(b)	118,023	1,090,533
Roper Technologies, Inc.	46,338	24,917,333
Salesforce, Inc.	418,752	122,011,770
Samsara, Inc. Class A (a)	87,974	4,204,277
Semrush Holdings, Inc. Class A (a)	12,799	167,795
SentinelOne, Inc. Class A (a)	123,935	3,196,284
ServiceNow, Inc. (a)	89,027	83,061,301
Smartsheet, Inc. Class A (a)	59,663	3,366,186
SolarWinds, Inc.	23,131	302,553
SoundHound AI, Inc. (a)(b)	140,721	707,827
Sprinklr, Inc. (a)	51,391	381,835
Sprout Social, Inc. (a)	21,212	561,906
SPS Commerce, Inc. (a)	16,201	2,673,165
Synopsys, Inc. (a)	66,247	34,025,122
Telos Corp. (a)	23,100	81,081
Tenable Holdings, Inc. (a)	52,091	2,063,325
Teradata Corp. (a)	42,460	1,368,486
TeraWulf, Inc. (a)(b)	131,870	859,792
Tyler Technologies, Inc. (a)	18,457	11,177,375
UiPath, Inc. Class A (a)	191,846	2,371,217
Unity Software, Inc. (a)	124,970	2,509,398
Varonis Systems, Inc. (a)	48,471	2,441,484
Verint Systems, Inc. (a)	26,405	562,427
Veritone, Inc. (a)(b)	13,591	44,171
Vertex, Inc. Class A (a)	22,918	951,326
Weave Communications, Inc. (a)	16,974	237,975
Workday, Inc. Class A (a)	91,823	21,472,809
Workiva, Inc. Class A (a)	22,232	1,773,224
Xperi, Inc. (a)	17,871	163,162
Yext, Inc. (a)	43,650	316,026
Zeta Global Holdings Corp. (a)	86,483	2,393,849
Zoom Video Communications, Inc. Class A (a)	113,638	8,493,304
Zscaler, Inc. (a)	40,589	7,338,085
Zuora, Inc. (a)	59,163	585,714
		2,377,771,433
Technology Hardware, Storage & Peripherals - 6.6%
Apple, Inc.	6,570,398	1,484,318,619
Corsair Gaming, Inc. (a)	20,473	131,334
Dell Technologies, Inc. Class C	124,377	15,376,729
Diebold Nixdorf, Inc. (a)	16,430	760,380
Eastman Kodak Co. (a)(b)	28,853	136,186
Hewlett Packard Enterprise Co.	562,446	10,962,073
HP, Inc.	423,232	15,033,201
Immersion Corp.	12,576	106,016
IonQ, Inc. (a)(b)	84,040	1,263,121
NetApp, Inc.	88,969	10,259,015
Pure Storage, Inc. Class A (a)	133,232	6,668,262
Seagate Technology Holdings PLC	90,521	9,085,593
Super Micro Computer, Inc. (a)	217,772	6,339,343
Turtle Beach Corp. (a)	7,300	116,581
Western Digital Corp. (a)	141,385	9,233,854
Xerox Holdings Corp.	48,245	394,162
		1,570,184,469
TOTAL INFORMATION TECHNOLOGY		7,099,550,240
MATERIALS - 2.5%
Chemicals - 1.5%
AdvanSix, Inc.	11,192	317,517
Air Products & Chemicals, Inc.	96,068	29,831,996
Albemarle Corp. (b)	50,901	4,821,852
Alto Ingredients, Inc. (a)	29,400	52,332
American Vanguard Corp.	10,795	56,458
Arcadium Lithium PLC (b)	463,396	2,497,704
Ashland, Inc.	20,778	1,757,195
Aspen Aerogels, Inc. (a)	27,265	486,408
Avient Corp.	39,926	1,860,951
Axalta Coating Systems Ltd. (a)	95,168	3,608,771
Balchem Corp.	14,065	2,353,496
Cabot Corp.	24,003	2,588,243
Celanese Corp.	47,029	5,924,243
CF Industries Holdings, Inc.	78,095	6,421,752
Core Molding Technologies, Inc. (a)	3,127	47,061
Corteva, Inc.	299,314	18,234,209
Danimer Scientific, Inc. warrants 7/15/25 (a)	10,770	1,616
Dow, Inc.	303,156	14,969,843
DuPont de Nemours, Inc.	180,494	14,979,197
Eastman Chemical Co.	50,795	5,338,047
Ecolab, Inc.	109,363	26,873,770
Ecovyst, Inc. (a)	45,507	303,077
Element Solutions, Inc.	96,248	2,608,321
FMC Corp.	54,063	3,513,554
Ginkgo Bioworks Holdings, Inc. Class A (a)(b)	15,252	116,220
H.B. Fuller Co.	24,074	1,761,735
Hawkins, Inc.	8,234	880,215
Huntsman Corp.	70,778	1,557,116
Ingevity Corp. (a)	15,705	656,312
Innospec, Inc.	10,640	1,146,779
International Flavors & Fragrances, Inc.	110,464	10,983,436
Intrepid Potash, Inc. (a)	3,768	94,539
Koppers Holdings, Inc.	8,875	301,839
Kronos Worldwide, Inc.	9,061	104,564
Linde PLC	207,594	94,694,003
LSB Industries, Inc. (a)	21,560	176,792
LyondellBasell Industries NV Class A	112,459	9,767,064
Mativ Holdings, Inc.	22,867	353,295
Minerals Technologies, Inc.	13,727	1,033,506
NewMarket Corp.	3,360	1,763,899
Olin Corp.	50,394	2,067,666
Origin Materials, Inc. Class A (a)(b)	52,342	72,755
Orion SA	25,476	381,885
Perimeter Solutions SA (a)	58,758	780,306
PPG Industries, Inc.	100,854	12,557,332
PureCycle Technologies, Inc. (a)(b)	58,294	758,988
Quaker Chemical Corp. (b)	5,947	901,446
Rayonier Advanced Materials, Inc. (a)	27,575	219,497
RPM International, Inc.	55,800	7,092,738
Sensient Technologies Corp.	18,931	1,428,912
Sherwin-Williams Co.	100,246	35,965,257
Stepan Co.	9,396	679,707
The Chemours Co. LLC	64,039	1,162,948
The Mosaic Co.	136,901	3,663,471
The Scotts Miracle-Gro Co.	18,404	1,600,780
Trinseo PLC	14,057	64,943
Tronox Holdings PLC	51,481	623,950
Westlake Corp.	14,407	1,900,860
		346,762,368
Construction Materials - 0.2%
Eagle Materials, Inc.	14,460	4,127,752
Knife River Holding Co. (a)	24,589	2,393,001
Martin Marietta Materials, Inc.	26,433	15,657,323
Summit Materials, Inc. Class A (a)	51,571	2,444,981
United States Lime & Minerals, Inc.	4,420	498,488
Vulcan Materials Co.	57,146	15,654,004
		40,775,549
Containers & Packaging - 0.3%
Amcor PLC	625,650	6,963,485
Aptargroup, Inc.	28,648	4,810,286
Ardagh Metal Packaging SA	59,496	218,945
Avery Dennison Corp.	34,864	7,217,894
Ball Corp.	131,299	7,779,466
Berry Global Group, Inc.	49,616	3,495,447
Crown Holdings, Inc.	51,750	4,841,213
Graphic Packaging Holding Co.	130,328	3,683,069
Greif, Inc. Class A	10,765	672,167
International Paper Co.	150,254	8,345,107
Myers Industries, Inc.	15,517	182,790
O-I Glass, Inc. (a)	65,950	732,705
Packaging Corp. of America	38,475	8,808,467
Pactiv Evergreen, Inc.	17,593	199,505
Ranpak Holdings Corp. (A Shares) (a)	16,714	101,621
Sealed Air Corp.	63,852	2,310,165
Silgan Holdings, Inc.	35,690	1,846,601
Smurfit Westrock PLC	213,129	10,976,144
Sonoco Products Co.	42,496	2,231,890
TriMas Corp.	17,012	456,772
		75,873,739
Metals & Mining - 0.5%
Alcoa Corp.	112,104	4,494,249
Alpha Metallurgical Resources	4,684	975,677
AngloGold Ashanti PLC (b)	148,146	4,118,459
Arch Resources, Inc. Class A,	7,920	1,162,339
ATI, Inc. (a)	53,933	2,842,808
Carpenter Technology Corp.	21,491	3,212,905
Century Aluminum Co. (a)	22,641	399,614
Cleveland-Cliffs, Inc. (a)	204,927	2,659,952
Coeur d'Alene Mines Corp. (a)	174,167	1,121,635
Commercial Metals Co.	49,747	2,676,389
Compass Minerals International, Inc.	13,889	170,974
Freeport-McMoRan, Inc.	621,115	27,962,597
Gatos Silver, Inc. (a)	21,062	390,700
Haynes International, Inc.	5,509	332,523
Hecla Mining Co.	265,620	1,723,874
Kaiser Aluminum Corp.	6,879	510,835
Materion Corp.	9,038	918,532
McEwen Mining, Inc. (a)(b)	18,248	173,538
Metallus, Inc. (a)	17,230	242,771
MP Materials Corp. (a)(b)	52,312	941,093
Newmont Corp.	495,951	22,536,013
Nucor Corp.	102,595	14,552,075
Olympic Steel, Inc.	4,080	146,390
Piedmont Lithium, Inc. (a)(b)	7,364	96,468
Radius Recycling, Inc. Class A	10,791	174,706
Ramaco Resources, Inc. Class A (b)	15,072	152,981
Reliance, Inc.	23,832	6,824,055
Royal Gold, Inc.	28,585	4,175,125
Ryerson Holding Corp.	12,174	265,271
Steel Dynamics, Inc.	61,764	8,060,202
SunCoke Energy, Inc.	37,064	382,130
United States Steel Corp.	96,851	3,762,661
Universal Stainless & Alloy Products, Inc. (a)	3,523	154,026
Warrior Metropolitan Coal, Inc.	22,646	1,429,642
Worthington Steel, Inc.	14,832	567,176
		120,310,385
Paper & Forest Products - 0.0%
Clearwater Paper Corp. (a)	7,199	181,343
Louisiana-Pacific Corp.	26,802	2,650,718
Mercer International, Inc. (SBI)	18,198	118,651
Sylvamo Corp.	15,187	1,291,199
		4,241,911
TOTAL MATERIALS		587,963,952
REAL ESTATE - 2.7%
Equity Real Estate Investment Trusts (REITs) - 2.5%
Acadia Realty Trust (SBI)	45,638	1,117,675
Agree Realty Corp.	43,632	3,239,676
Alexander & Baldwin, Inc.	32,449	603,876
Alexanders, Inc.	903	205,008
Alexandria Real Estate Equities, Inc.	67,622	7,543,234
American Assets Trust, Inc.	20,771	559,778
American Homes 4 Rent Class A	136,281	4,802,542
American Tower Corp.	201,890	43,111,591
Americold Realty Trust	112,451	2,887,742
Apartment Investment & Management Co. Class A (a)	59,653	503,471
Apple Hospitality (REIT), Inc.	99,396	1,468,079
Armada Hoffler Properties, Inc. Class A,	30,330	328,474
AvalonBay Communities, Inc.	61,371	13,600,427
Brandywine Realty Trust (SBI)	78,828	399,658
Brixmor Property Group, Inc.	130,674	3,521,664
Broadstone Net Lease, Inc.	83,698	1,472,248
BXP, Inc.	62,812	5,060,135
Camden Property Trust (SBI)	46,140	5,342,551
CareTrust (REIT), Inc.	67,033	2,189,968
CBL & Associates Properties, Inc.	5,811	153,701
Centerspace	6,671	464,702
Chatham Lodging Trust	20,488	161,855
City Office REIT, Inc.	16,454	84,244
Community Healthcare Trust, Inc.	10,152	190,452
COPT Defense Properties (SBI)	48,266	1,554,165
Cousins Properties, Inc.	66,644	2,041,306
Crown Castle, Inc.	187,988	20,206,830
CTO Realty Growth, Inc.	8,939	172,970
CubeSmart	97,925	4,684,732
Curbline Properties Corp.	40,903	925,635
DiamondRock Hospitality Co.	92,436	792,177
Digital Realty Trust, Inc.	133,010	23,706,372
Diversified Healthcare Trust (SBI)	91,235	325,709
Douglas Emmett, Inc.	72,235	1,285,061
Easterly Government Properties, Inc.	45,227	613,278
EastGroup Properties, Inc.	21,003	3,597,394
Elme Communities (SBI)	38,343	646,846
Empire State Realty Trust, Inc.	58,181	616,719
EPR Properties	33,924	1,539,132
Equinix, Inc.	41,026	37,254,890
Equity Commonwealth (a)	46,549	921,205
Equity Lifestyle Properties, Inc.	81,062	5,684,067
Equity Residential (SBI)	147,515	10,380,631
Essential Properties Realty Trust, Inc.	77,540	2,457,243
Essex Property Trust, Inc.	27,765	7,881,373
Extra Space Storage, Inc.	91,739	14,980,979
Farmland Partners, Inc.	18,071	211,611
Federal Realty Investment Trust (SBI)	32,824	3,638,212
First Industrial Realty Trust, Inc.	57,109	2,997,651
Four Corners Property Trust, Inc.	41,329	1,139,027
Gaming & Leisure Properties	118,532	5,949,121
Getty Realty Corp. (b)	21,742	682,481
Gladstone Commercial Corp.	22,234	350,074
Gladstone Land Corp.	14,219	185,274
Global Medical REIT, Inc.	26,098	237,231
Global Net Lease, Inc.	85,138	663,225
Healthcare Realty Trust, Inc.	159,426	2,738,939
Healthpeak Properties, Inc.	304,667	6,839,774
Highwoods Properties, Inc. (SBI)	46,527	1,560,516
Host Hotels & Resorts, Inc.	304,990	5,258,028
Hudson Pacific Properties, Inc.	61,344	265,006
Independence Realty Trust, Inc.	98,896	1,940,340
Industrial Logistics Properties Trust	24,586	86,912
InvenTrust Properties Corp.	32,437	955,270
Invitation Homes, Inc.	246,586	7,745,266
Iron Mountain, Inc.	126,802	15,689,211
JBG SMITH Properties	37,977	645,609
Kilroy Realty Corp.	45,896	1,845,937
Kimco Realty Corp.	291,186	6,906,932
Kite Realty Group Trust	96,379	2,474,049
Lamar Advertising Co. Class A	37,963	5,011,116
Lineage, Inc. (b)	25,526	1,889,945
LTC Properties, Inc.	19,139	731,110
LXP Industrial Trust (REIT)	128,232	1,210,510
Medical Properties Trust, Inc. (b)	259,850	1,203,106
Mid-America Apartment Communities, Inc.	50,582	7,655,080
National Health Investors, Inc.	19,169	1,469,304
National Storage Affiliates Trust	30,625	1,290,844
Net Lease Office Properties (b)	6,038	181,382
NETSTREIT Corp.	36,179	560,775
NexPoint Residential Trust, Inc.	10,886	453,402
NNN (REIT), Inc.	79,457	3,451,612
Office Properties Income Trust	19,670	31,275
Omega Healthcare Investors, Inc.	111,469	4,734,088
One Liberty Properties, Inc.	6,742	180,011
Orion Office (REIT), Inc.	22,818	85,111
Outfront Media, Inc.	59,551	1,057,626
Paramount Group, Inc.	76,715	372,068
Park Hotels & Resorts, Inc.	90,242	1,253,461
Peakstone Realty Trust	15,063	197,627
Pebblebrook Hotel Trust	53,001	634,952
Phillips Edison & Co., Inc.	53,883	2,037,316
Piedmont Office Realty Trust, Inc. Class A	55,429	550,964
Plymouth Industrial REIT, Inc.	21,476	436,392
Postal Realty Trust, Inc. Class A	12,987	188,961
PotlatchDeltic Corp.	31,397	1,305,173
Prologis, Inc.	400,197	45,198,249
Public Storage Operating Co.	68,141	22,422,477
Rayonier, Inc.	57,394	1,792,415
Realty Income Corp.	376,313	22,341,703
Regency Centers Corp.	70,983	5,071,026
Retail Opportunity Investments Corp.	55,287	856,949
Rexford Industrial Realty, Inc.	94,892	4,069,918
RLJ Lodging Trust	67,521	597,561
Ryman Hospitality Properties, Inc.	26,022	2,785,655
Sabra Health Care REIT, Inc.	104,285	2,023,129
Safehold, Inc.	20,591	438,176
Saul Centers, Inc.	6,149	240,672
SBA Communications Corp. Class A	46,532	10,677,698
Service Properties Trust	69,003	220,810
Simon Property Group, Inc.	132,523	22,412,290
SITE Centers Corp.	19,200	306,240
SL Green Realty Corp.	28,284	2,138,553
STAG Industrial, Inc.	79,980	2,981,654
Summit Hotel Properties, Inc.	51,071	312,555
Sun Communities, Inc.	50,870	6,749,432
Sunstone Hotel Investors, Inc.	89,728	905,356
Tanger, Inc.	48,096	1,598,230
Terreno Realty Corp.	41,822	2,507,229
The Macerich Co.	93,698	1,752,153
UDR, Inc.	129,723	5,473,013
UMH Properties, Inc.	28,879	538,593
Uniti Group, Inc.	103,895	526,748
Universal Health Realty Income Trust (SBI)	6,018	238,072
Urban Edge Properties	53,041	1,179,632
Ventas, Inc.	178,806	11,710,005
Veris Residential, Inc.	35,821	589,972
VICI Properties, Inc.	452,328	14,365,937
Vornado Realty Trust	71,239	2,950,007
Welltower, Inc.	250,048	33,726,474
Weyerhaeuser Co.	315,775	9,839,549
Whitestone REIT	21,729	299,426
WP Carey, Inc.	95,190	5,303,987
Xenia Hotels & Resorts, Inc.	45,975	651,466
		598,253,383
Real Estate Management & Development - 0.2%
Anywhere Real Estate, Inc. (a)	46,356	178,934
CBRE Group, Inc. (a)	130,290	17,064,081
Compass, Inc. Class A (a)	178,868	1,135,812
CoStar Group, Inc. (a)	177,592	12,926,922
Cushman & Wakefield PLC (a)	98,906	1,340,176
Douglas Elliman, Inc. (a)	30,562	61,430
eXp World Holdings, Inc. (b)	36,792	490,069
Forestar Group, Inc. (a)	8,111	256,064
Howard Hughes Holdings, Inc. (a)	13,197	1,003,500
Jones Lang LaSalle, Inc. (a)	20,480	5,549,261
Kennedy-Wilson Holdings, Inc.	48,899	522,730
Marcus & Millichap, Inc.	9,968	377,189
Newmark Group, Inc. Class A	59,012	884,590
Opendoor Technologies, Inc. Class A (a)	270,263	472,960
RE/MAX Holdings, Inc. Class A (a)	7,450	91,188
Redfin Corp. (a)(b)	50,590	524,618
Seaport Entertainment Group, Inc. (b)	3,478	94,428
Seritage Growth Properties Class A (a)	15,193	63,659
The RMR Group, Inc. Class A	7,216	173,689
The St. Joe Co.	16,461	851,034
Zillow Group, Inc.:
Class A (a)	21,086	1,224,042
Class C (a)	66,884	4,019,060
		49,305,436
TOTAL REAL ESTATE		647,558,819
UTILITIES - 2.4%
Electric Utilities - 1.5%
Allete, Inc.	24,888	1,590,592
Alliant Energy Corp.	110,646	6,638,760
American Electric Power Co., Inc.	229,757	22,688,504
Avangrid, Inc.	30,304	1,082,156
Constellation Energy Corp.	135,148	35,538,518
Duke Energy Corp.	333,340	38,424,102
Edison International	166,930	13,755,032
Entergy Corp.	92,227	14,274,895
Evergy, Inc.	99,412	6,008,461
Eversource Energy	154,678	10,185,546
Exelon Corp.	431,930	16,974,849
FirstEnergy Corp.	221,053	9,246,647
Genie Energy Ltd. Class B	9,013	141,684
Hawaiian Electric Industries, Inc. (a)	71,139	730,598
IDACORP, Inc.	22,869	2,366,484
MGE Energy, Inc.	15,888	1,437,705
NextEra Energy, Inc.	887,784	70,356,882
NRG Energy, Inc.	89,311	8,073,714
OGE Energy Corp.	86,793	3,470,852
Otter Tail Corp.	18,134	1,423,882
PG&E Corp.	923,234	18,667,791
Pinnacle West Capital Corp.	49,208	4,320,954
Portland General Electric Co.	45,146	2,139,920
PPL Corp.	319,185	10,392,664
Southern Co.	472,072	42,972,714
TXNM Energy, Inc.	39,433	1,716,913
Xcel Energy, Inc.	240,869	16,092,458
		360,713,277
Gas Utilities - 0.1%
Atmos Energy Corp.	66,882	9,281,884
Chesapeake Utilities Corp.	9,921	1,188,437
National Fuel Gas Co.	39,798	2,408,973
New Jersey Resources Corp.	42,866	1,967,121
Northwest Natural Holding Co.	17,129	666,147
ONE Gas, Inc.	24,713	1,761,296
Southwest Gas Holdings, Inc.	26,032	1,906,844
Spire, Inc.	24,884	1,589,092
UGI Corp.	92,237	2,205,387
		22,975,181
Independent Power and Renewable Electricity Producers - 0.1%
Altus Power, Inc. Class A (a)(b)	28,147	96,826
Clearway Energy, Inc.:
Class A	15,557	414,438
Class C	34,645	983,225
Montauk Renewables, Inc. (a)	28,256	156,256
Ormat Technologies, Inc.	23,036	1,820,305
Sunnova Energy International, Inc. (a)(b)	46,026	279,378
The AES Corp.	307,208	5,065,860
Vistra Corp.	148,544	18,562,058
		27,378,346
Multi-Utilities - 0.6%
Ameren Corp.	115,218	10,036,640
Avista Corp.	35,109	1,315,885
Black Hills Corp.	30,106	1,781,974
CenterPoint Energy, Inc.	281,790	8,321,259
CMS Energy Corp.	128,791	8,965,142
Consolidated Edison, Inc.	149,451	15,196,178
Dominion Energy, Inc.	362,555	21,582,899
DTE Energy Co.	89,458	11,112,473
NiSource, Inc.	193,328	6,797,412
NorthWestern Energy Corp.	25,964	1,388,035
Public Service Enterprise Group, Inc.	215,188	19,239,959
Sempra	273,383	22,791,941
Unitil Corp.	7,458	431,744
WEC Energy Group, Inc.	136,582	13,047,678
		142,009,219
Water Utilities - 0.1%
American States Water Co.	16,037	1,322,411
American Water Works Co., Inc.	84,313	11,644,468
Artesian Resources Corp. Class A	3,851	129,047
California Water Service Group	25,018	1,299,935
Consolidated Water Co., Inc.	6,215	147,668
Essential Utilities, Inc.	108,834	4,200,992
Middlesex Water Co.	8,408	514,486
SJW Group	12,702	706,993
York Water Co.	5,922	208,277
		20,174,277
TOTAL UTILITIES		573,250,300
TOTAL COMMON STOCKS (Cost $16,197,515,007)		23,822,863,659

U.S. Treasury Obligations - 0.0%
	Principal Amount (d)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.08% 11/21/24 (e) (Cost $3,189,088)	3,198,000	3,189,806

Money Market Funds - 0.9%
	Shares	Value ($)
Fidelity Cash Central Fund 4.87% (f)	43,036,635	43,045,242
Fidelity Securities Lending Cash Central Fund 4.87% (f)(g)	160,040,776	160,056,780
TOTAL MONEY MARKET FUNDS (Cost $203,102,022)		203,102,022

TOTAL INVESTMENT IN SECURITIES - 100.6% (Cost $16,403,806,117)	24,029,155,487
NET OTHER ASSETS (LIABILITIES) - (0.6)%	(132,533,819)
NET ASSETS - 100.0%	23,896,621,668

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	54	Dec 2024	5,963,220	25,881	25,881
CME E-mini S&P 500 Index Contracts (United States)	219	Dec 2024	62,836,575	226,387	226,387
CME E-mini S&P MidCap 400 Index Contracts (United States)	10	Dec 2024	3,113,600	40,191	40,191

TOTAL FUTURES CONTRACTS					292,459
The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)	Amount is stated in United States dollars unless otherwise noted.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,189,806.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.
(h)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $0 or 0.0% of net assets.

(i)
Equity security is subject to lock-up or market standoff agreement and valued at a discount to the market price of the equivalent equity security. As of period end, the total fair value of equity securities discounted due to contractual sale restrictions is $13,238 and all restrictions are set to expire on or before January 31, 2025.  Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
GCI Liberty, Inc. Class A (Escrow)	5/23/23	0

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.87%	70,416,323	2,380,788,376	2,408,158,419	3,016,624	(1,038)	-	43,045,242	0.1%
Fidelity Securities Lending Cash Central Fund 4.87%	139,645,916	561,364,764	540,953,900	1,995,324	-	-	160,056,780	0.7%
Total	210,062,239	2,942,153,140	2,949,112,319	5,011,948	(1,038)	-	203,102,022

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	2,025,670,475	2,025,670,475	-	-
Consumer Discretionary	2,434,809,092	2,434,809,092	-	-
Consumer Staples	1,286,366,871	1,286,366,871	-	-
Energy	832,301,212	832,301,212	-	-
Financials	3,330,782,302	3,330,782,302	-	-
Health Care	2,683,405,260	2,683,207,657	164,098	33,505
Industrials	2,321,205,136	2,320,991,785	213,351	-
Information Technology	7,099,550,240	7,099,550,240	-	-
Materials	587,963,952	587,963,952	-	-
Real Estate	647,558,819	647,558,819	-	-
Utilities	573,250,300	573,250,300	-	-

U.S. Government and Government Agency Obligations	3,189,806	-	3,189,806	-

Money Market Funds	203,102,022	203,102,022	-	-
Total Investments in Securities:	24,029,155,487	24,025,554,727	3,567,255	33,505
Derivative Instruments: Assets
Futures Contracts	292,459	292,459	-	-
Total Assets	292,459	292,459	-	-
Total Derivative Instruments:	292,459	292,459	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	292,459	0
Total Equity Risk	292,459	0
Total Value of Derivatives	292,459	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity ZERO® Total Market Index Fund
Financial Statements
Statement of Assets and Liabilities
As of October 31, 2024
Assets
Investment in securities, at value (including securities loaned of $152,344,086) - See accompanying schedule:
Unaffiliated issuers (cost $16,200,704,095)	$23,826,053,465
Fidelity Central Funds (cost $203,102,022)	203,102,022

Total Investment in Securities (cost $16,403,806,117)		$24,029,155,487
Segregated cash with brokers for derivative instruments		47,867
Foreign currency held at value (cost $2,944)		2,967
Receivable for fund shares sold		21,447,852
Dividends receivable		11,773,881
Distributions receivable from Fidelity Central Funds		489,624
Other receivables		973,885
Total assets		24,063,891,563
Liabilities
Payable to custodian bank	$6,871
Payable for fund shares redeemed	6,125,568
Payable for daily variation margin on futures contracts	1,082,108
Collateral on securities loaned	160,055,348
Total liabilities		167,269,895
Net Assets		$23,896,621,668
Net Assets consist of:
Paid in capital		$16,204,062,559
Total accumulated earnings (loss)		7,692,559,109
Net Assets		$23,896,621,668
Net Asset Value, offering price and redemption price per share ($23,896,621,668 ÷ 1,200,200,910 shares)		$19.91
Statement of Operations
Year ended October 31, 2024
Investment Income
Dividends		$288,043,499
Interest		214,801
Income from Fidelity Central Funds (including $1,995,324 from security lending)		5,011,948
Total income		293,270,248
Expenses
Independent trustees' fees and expenses	$86,529
Total expenses before reductions	86,529
Expense reductions	(28,865)
Total expenses after reductions		57,664
Net Investment income (loss)		293,212,584
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(33,591,476)
Redemptions in-kind	121,153,731
Fidelity Central Funds	(1,038)
Foreign currency transactions	19,767
Futures contracts	17,736,147
Total net realized gain (loss)		105,317,131
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	5,624,786,000
Assets and liabilities in foreign currencies	6,670
Futures contracts	1,388,956
Total change in net unrealized appreciation (depreciation)		5,626,181,626
Net gain (loss)		5,731,498,757
Net increase (decrease) in net assets resulting from operations		$6,024,711,341
Statement of Changes in Net Assets

	Year ended October 31, 2024	Year ended October 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$293,212,584	$228,837,571
Net realized gain (loss)	105,317,131	(52,087,307)
Change in net unrealized appreciation (depreciation)	5,626,181,626	864,996,525
Net increase (decrease) in net assets resulting from operations	6,024,711,341	1,041,746,789
Distributions to shareholders	(235,874,094)	(189,994,752)

Share transactions
Proceeds from sales of shares	5,434,419,129	3,408,011,292
Reinvestment of distributions	208,297,059	170,606,494
Cost of shares redeemed	(2,580,354,001)	(1,612,715,517)

Net increase (decrease) in net assets resulting from share transactions	3,062,362,187	1,965,902,269
Total increase (decrease) in net assets	8,851,199,434	2,817,654,306

Net Assets
Beginning of period	15,045,422,234	12,227,767,928
End of period	$23,896,621,668	$15,045,422,234

Other Information
Shares
Sold	300,647,044	232,915,554
Issued in reinvestment of distributions	12,674,298	12,741,337
Redeemed	(141,915,145)	(110,923,234)
Net increase (decrease)	171,406,197	134,733,657

Financial Highlights
Fidelity ZERO® Total Market Index Fund

Years ended October 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$14.62	$13.68	$16.59	$11.67	$10.78
Income from Investment Operations
Net investment income (loss) A,B	.26	.24	.22	.20	.20
Net realized and unrealized gain (loss)	5.26	.91	(2.92)	4.89	.86
Total from investment operations	5.52	1.15	(2.70)	5.09	1.06
Distributions from net investment income	(.23)	(.21)	(.18)	(.17)	(.16)
Distributions from net realized gain	-	-	(.03)	-	(.01)
Total distributions	(.23)	(.21)	(.21)	(.17)	(.17)
Net asset value, end of period	$19.91	$14.62	$13.68	$16.59	$11.67
Total Return C	38.06%	8.55%	(16.46)%	44.00%	9.92%
Ratios to Average Net Assets B,D,E
Expenses before reductions F	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any F	- %	-%	-%	-%	-%
Expenses net of all reductions F	-%	-%	-%	-%	-%
Net investment income (loss)	1.44%	1.63%	1.50%	1.37%	1.79%
Supplemental Data
Net assets, end of period (000 omitted)	$23,896,622	$15,045,422	$12,227,768	$12,297,505	$6,053,570
Portfolio turnover rate G	2 % H	2%	3%	4% H	6%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount represents less than .005%.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
HPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements

For the period ended October 31, 2024

1. Organization.
Fidelity ZERO Extended Market Index Fund, Fidelity ZERO International Index Fund, Fidelity ZERO Large Cap Index Fund and Fidelity ZERO Total Market Index Fund are funds of Fidelity Concord Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. Investments in emerging markets, if applicable, can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated each Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, each Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages each Fund's fair valuation practices and maintains the fair valuation policies and procedures. Each Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2024 is included at the end of each Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and for certain Funds include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends or foreign taxes withheld, as applicable. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable or reclaims receivable, as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of October 31, 2024, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Fidelity ZERO International Index Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Deferred taxes on the Statement of Assets and Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, certain Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), certain deemed distributions, redemptions in-kind, partnerships, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation)($)
Fidelity ZERO Extended Market Index Fund	1,617,561,056	485,038,318	(276,421,938)	208,616,380
Fidelity ZERO International Index Fund	3,996,373,519	966,696,786	(447,494,744)	519,202,042
Fidelity ZERO Large Cap Index Fund	7,771,413,656	3,807,885,751	(382,306,520)	3,425,579,231
Fidelity ZERO Total Market Index Fund	16,527,633,902	8,668,204,243	(1,166,682,658)	7,501,521,585

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income ($)	Capital loss carryforward ($)	Net unrealized appreciation (depreciation) on securities and other investments ($)
Fidelity ZERO Extended Market Index Fund	16,022,189	(20,841,717)	208,616,378
Fidelity ZERO International Index Fund	114,659,426	(144,826,125)	518,794,543
Fidelity ZERO Large Cap Index Fund	98,130,447	(81,753,135)	3,425,579,231
Fidelity ZERO Total Market Index Fund	221,814,200	(30,776,698)	7,501,521,608

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

	Short-term ($)	Long-term ($)	Total capital loss carryforward ($)
Fidelity ZERO Extended Market Index Fund	(5,707,205)	(15,134,512)	(20,841,717)
Fidelity ZERO International Index Fund	(25,947,939)	(118,878,186)	(144,826,125)
Fidelity ZERO Large Cap Index Fund	(12,002,288)	(69,750,847)	(81,753,135)
Fidelity ZERO Total Market Index Fund	-	(30,776,698)	(30,776,698)

The tax character of distributions paid was as follows:

October 31, 2024
	Ordinary Income ($)	Total ($)
Fidelity ZERO Extended Market Index Fund	21,540,620	21,540,620
Fidelity ZERO International Index Fund	109,268,182	109,268,182
Fidelity ZERO Large Cap Index Fund	99,928,756	99,928,756
Fidelity ZERO Total Market Index Fund	235,874,094	235,874,094

October 31, 2023
	Ordinary Income ($)	Total ($)
Fidelity ZERO Extended Market Index Fund	20,138,817	20,138,817
Fidelity ZERO International Index Fund	77,147,029	77,147,029
Fidelity ZERO Large Cap Index Fund	80,225,687	80,225,687
Fidelity ZERO Total Market Index Fund	189,994,752	189,994,752

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncement. In November 2023, the FASB issued Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures. Effective for fiscal years beginning after December 15, 2023 and interim periods within fiscal years beginning after December 15, 2024, the amendments enhance required disclosures of segment information for public entities on an annual and interim basis. The ASU allows for early adoption with updates applied retrospectively. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. Each Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity ZERO Extended Market Index Fund	287,960,340	133,147,880
Fidelity ZERO International Index Fund	747,674,476	203,116,840
Fidelity ZERO Large Cap Index Fund	2,430,915,337	237,731,999
Fidelity ZERO Total Market Index Fund	3,748,092,211	327,969,005

Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The net realized gain or loss on investments delivered through in-kind redemptions is included in the "Net realized gain (loss) on: Redemptions in-kind" line in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity ZERO Extended Market Index Fund	6,198,347	45,100,121	74,938,017
Fidelity ZERO Total Market Index Fund	9,563,512	121,153,731	195,669,446

Prior Fiscal Year Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity ZERO Extended Market Index Fund	4,587,156	20,340,688	49,724,771
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management services for which the Funds do not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Funds, except fees and expenses of the independent Trustees.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by the investment adviser for providing these services.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity ZERO Extended Market Index Fund	146,310	9,711	456,396
Fidelity ZERO International Index Fund	8,956	37	-
Fidelity ZERO Large Cap Index Fund	2,912	-	-
Fidelity ZERO Total Market Index Fund	214,307	9,841	651,167
9. Expense Reductions.
Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits ($)
Fidelity ZERO Large Cap Index Fund.	10,975
Fidelity ZERO Total Market Index Fund	28,865
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Concord Street Trust and the Shareholders of Fidelity ZERO Extended Market Index Fund, Fidelity ZERO International Index Fund, Fidelity ZERO Large Cap Index Fund, and Fidelity ZERO Total Market Index Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities of Fidelity ZERO Extended Market Index Fund, Fidelity ZERO International Index Fund, Fidelity ZERO Large Cap Index Fund, and Fidelity ZERO Total Market Index Fund (the "Funds"), each a fund of Fidelity Concord Street Trust, including the schedules of investments, as of October 31, 2024, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2024, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
December 13, 2024
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.
A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends-received deduction for corporate shareholders:

Fidelity ZERO Extended Market Index Fund
December 2023	71%
Fidelity ZERO Large Cap Index Fund
December 15, 2023	94%
December 27, 2023	89%
Fidelity ZERO Total Market Index Fund
December 15, 2023	91%
December 27, 2023	86%
A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

Fidelity ZERO Extended Market Index Fund
December 2023	75.84%
Fidelity ZERO International Index Fund
December 2023	74.02%
Fidelity ZERO Large Cap Index Fund
December 15, 2023	98.16%
December 27, 2023	92.55%
Fidelity ZERO Total Market Index Fund
December 15, 2023	95.23%
December 27, 2023	90.38%
A percentage of the dividends distributed during the fiscal year for the following funds qualify as a section 199A dividend:

Fidelity ZERO Extended Market Index Fund
December 2023	20.17%
Fidelity ZERO Large Cap Index Fund
December 15, 2023	1.41%
December 27, 2023	5.68%
Fidelity ZERO Total Market Index Fund
December 15, 2023	4.38%
December 27, 2023	7.99%
The funds hereby designate the amounts noted below as distributions paid during the fiscal year ended 2024 as qualifying to be taxed as section 163(j) interest dividends:

Fidelity ZERO Extended Market Index Fund	$172,830
Fidelity ZERO International Index Fund	$4,294,598
Fidelity ZERO Large Cap Index Fund	$1,047,235
Fidelity ZERO Total Market Index Fund	$2,470,016
The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

	Pay Date	Income	Taxes
Fidelity ZERO International Index Fund	12/18/23	$0.3469	$0.0297
The funds will notify shareholders in January 2025 of amounts for use in preparing 2024 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
A special meeting of shareholders was held on July 16, 2024. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Bettina Doulton
Affirmative	399,712,835,196.11	95.27
Withheld	19,861,567,939.07	4.73
TOTAL	419,574,403,135.19	100.00
Robert A. Lawrence
Affirmative	398,303,145,670.78	94.93
Withheld	21,271,257,464.41	5.07
TOTAL	419,574,403,135.19	100.00
Vijay C. Advani
Affirmative	398,848,644,763.97	95.06
Withheld	20,725,758,371.21	4.94
TOTAL	419,574,403,135.19	100.00
Thomas P. Bostick
Affirmative	399,084,917,382.24	95.12
Withheld	20,489,485,752.95	4.88
TOTAL	419,574,403,135.19	100.00
Donald F. Donahue
Affirmative	398,136,894,294.44	94.89
Withheld	21,437,508,840.75	5.11
TOTAL	419,574,403,135.19	100.00
Vicki L. Fuller
Affirmative	399,535,778,208.65	95.22
Withheld	20,038,624,926.54	4.78
TOTAL	419,574,403,135.19	100.00
Patricia L. Kampling
Affirmative	399,319,643,676.69	95.17
Withheld	20,254,759,458.50	4.83
TOTAL	419,574,403,135.19	100.00
Thomas A. Kennedy
Affirmative	398,612,509,964.82	95.00
Withheld	20,961,893,170.36	5.00
TOTAL	419,574,403,135.19	100.00
Oscar Munoz
Affirmative	397,517,256,424.15	94.74
Withheld	22,057,146,711.03	5.26
TOTAL	419,574,403,135.19	100.00
Karen B. Peetz
Affirmative	398,905,166,808.58	95.07
Withheld	20,669,236,326.60	4.93
TOTAL	419,574,403,135.19	100.00
David M. Thomas
Affirmative	398,279,523,899.44	94.92
Withheld	21,294,879,235.74	5.08
TOTAL	419,574,403,135.19	100.00
Susan Tomasky
Affirmative	398,393,822,853.60	94.95
Withheld	21,180,580,281.58	5.05
TOTAL	419,574,403,135.19	100.00
Michael E. Wiley
Affirmative	398,304,955,259.60	94.93
Withheld	21,269,447,875.58	5.07
TOTAL	419,574,403,135.19	100.00

Proposal 1 reflects trust-wide proposal and voting results.

Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity ZERO Extended Market Index
Fidelity ZERO Large Cap Index
Fidelity ZERO International Index
Fidelity ZERO Total Market Index

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of each fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreement (Sub-Advisory Agreement) for each fund with Geode Capital Management, LLC (Geode) (together, the Advisory Contracts). FMR and Geode are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2024 meeting, the Board unanimously determined to renew each fund's Advisory Contracts. In considering whether to renew the Advisory Contracts for each fund, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and the fact that no fee is payable under the management contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the funds, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of each fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with senior management of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
The Trustees also discussed with representatives of Fidelity, at meetings throughout the year, Fidelity's role in, among other things, overseeing compliance with federal securities laws and other applicable requirements by Geode with respect to the fund and monitoring and overseeing the performance and investment capabilities of Geode. The Trustees considered that the Board had received from Fidelity periodic reports about its oversight and due diligence processes, as well as periodic reports regarding the performance of Geode.
The Board also considered the nature, extent and quality of services provided by Geode. The Trustees noted that under each Sub-Advisory Agreement, subject to oversight by Fidelity, Geode is responsible for, among other things, identifying investments and arranging for execution of portfolio transactions to implement the fund's investment strategy. In addition, the Trustees noted that Geode is responsible for providing such reporting as may be requested by Fidelity to fulfill its oversight responsibilities discussed above.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's and Geode's approach to recruiting, training, managing, and compensating investment personnel. The Board considered that Fidelity's and Geode's investment professionals have extensive resources, tools and capabilities so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and by FMR's affiliates under separate agreements covering transfer agency and pricing and bookkeeping services for each fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, each fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers. The Board also considered each fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for each fund for different time periods, measured against the securities market index the fund seeks to track (benchmark index). The Board also periodically considers each fund's tracking error versus its benchmark index. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund's performance should be evaluated based on net performance (after fees and expenses) of the fund compared to a fund's benchmark index, over appropriate time periods taking into account relevant factors including the following: general market conditions; the characteristics of the fund's benchmark index; the extent to which statistical sampling is employed; any securities lending revenues; and fund cash flows and other factors.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board considered that each fund does not pay FMR a management fee for investment advisory services. The Board also noted that FMR or an affiliate undertakes to pay all operating expenses of each fund with limited exceptions.
Based on its review, the Board considered that each fund does not pay a management fee and concluded that the total expense ratio of each fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's and Geode's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's and Geode's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board concluded that the costs of the services provided by and the profits realized by Fidelity and Geode in connection with the operation of each fund were not relevant to the renewal of the Advisory Contracts because each fund pays no advisory fees and FMR or an affiliate bears all expenses of each fund with limited exceptions.
Economies of Scale. The Board concluded that because each fund pays no advisory fees and FMR bears all expenses of each fund with limited exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew each fund's Advisory Contracts.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) the variable management fee implemented for certain funds effective March 1, 2024; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that each fund's Advisory Contracts should be renewed through May 31, 2025.

1.9891446.106
EML-ANN-1224
Fidelity® SAI Canada Equity Index Fund

Annual Report
October 31, 2024
Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® SAI Canada Equity Index Fund
Schedule of Investments October 31, 2024
Showing Percentage of Net Assets
Common Stocks - 99.4%
	Shares	Value ($)
COMMUNICATION SERVICES - 1.3%
Diversified Telecommunication Services - 0.7%
BCE, Inc.	73,434	2,367,546
Quebecor, Inc. Class B (sub. vtg.)	159,303	3,966,700
TELUS Corp.	490,227	7,749,414
		14,083,660
Wireless Telecommunication Services - 0.6%
Rogers Communications, Inc. Class B (non-vtg.)	359,303	13,049,846
TOTAL COMMUNICATION SERVICES		27,133,506
CONSUMER DISCRETIONARY - 3.6%
Automobile Components - 0.5%
Magna International, Inc. (sub. vtg.)	274,603	10,841,331
Broadline Retail - 1.7%
Canadian Tire Ltd. Class A (non-vtg.)	52,520	5,589,032
Dollarama, Inc.	285,535	29,713,194
		35,302,226
Hotels, Restaurants & Leisure - 1.0%
Restaurant Brands International, Inc.	302,421	21,033,827
Leisure Products - 0.1%
BRP, Inc. Subordinate Voting Shares	35,838	1,766,997
Textiles, Apparel & Luxury Goods - 0.3%
Gildan Activewear, Inc.	150,033	7,342,442
TOTAL CONSUMER DISCRETIONARY		76,286,823
CONSUMER STAPLES - 4.3%
Consumer Staples Distribution & Retail - 4.1%
Alimentation Couche-Tard, Inc. (multi-vtg.)	770,076	40,158,881
Empire Co. Ltd. Class A (non-vtg.)	136,704	3,943,979
George Weston Ltd.	60,001	9,517,162
Loblaw Companies Ltd.	153,909	19,459,289
Metro, Inc.	215,441	12,794,783
		85,874,094
Food Products - 0.2%
Saputo, Inc.	256,170	4,886,613
TOTAL CONSUMER STAPLES		90,760,707
ENERGY - 18.1%
Oil, Gas & Consumable Fuels - 18.1%
ARC Resources Ltd.	601,335	9,959,267
Cameco Corp.	437,317	22,852,864
Canadian Natural Resources Ltd.	2,141,043	72,810,993
Cenovus Energy, Inc. (Canada)	1,401,024	22,529,484
Enbridge, Inc.	2,190,871	88,493,974
Imperial Oil Ltd.	188,702	14,081,329
Keyera Corp.	230,570	7,080,959
MEG Energy Corp.	271,845	4,968,905
Parkland Corp.	140,647	3,272,857
Pembina Pipeline Corp.	583,114	24,395,009
Suncor Energy, Inc.	1,283,825	48,463,276
TC Energy Corp.	1,043,901	48,553,186
Tourmaline Oil Corp.	353,558	16,299,701
		383,761,804
FINANCIALS - 36.8%
Banks - 23.2%
Bank of Montreal	733,757	66,864,717
Bank of Nova Scotia	1,237,170	63,700,016
Canadian Imperial Bank of Commerce	948,881	59,365,119
National Bank of Canada	341,267	32,549,472
Royal Bank of Canada	1,423,822	172,196,208
The Toronto-Dominion Bank	1,758,165	97,192,488
		491,868,020
Capital Markets - 5.1%
Brookfield Asset Management Ltd. Class A	357,253	18,953,768
Brookfield Corp. (Canada) Class A	1,369,528	72,619,853
IGM Financial, Inc.	83,382	2,505,023
Onex Corp. (sub. vtg.)	65,688	4,728,158
TMX Group Ltd.	278,843	8,709,651
		107,516,453
Insurance - 8.5%
Fairfax Financial Holdings Ltd. (sub. vtg.)	20,845	25,903,732
Great-West Lifeco, Inc.	281,371	9,441,342
iA Financial Corp., Inc.	95,730	7,799,484
Intact Financial Corp.	179,467	34,273,189
Manulife Financial Corp.	1,795,496	52,445,737
Power Corp. of Canada (sub. vtg.)	567,645	17,942,368
Sun Life Financial, Inc.	581,980	32,268,364
		180,074,216
TOTAL FINANCIALS		779,458,689
INDUSTRIALS - 11.7%
Aerospace & Defense - 0.3%
CAE, Inc. (a)	320,280	5,635,695
Commercial Services & Supplies - 1.6%
Element Fleet Management Corp.	406,103	8,309,602
GFL Environmental, Inc.	220,188	9,211,729
RB Global, Inc.	184,853	15,664,443
		33,185,774
Construction & Engineering - 1.5%
Stantec, Inc.	114,772	9,309,692
WSP Global, Inc.	125,439	22,421,089
		31,730,781
Ground Transportation - 6.7%
Canadian National Railway Co.	540,873	58,405,039
Canadian Pacific Kansas City Ltd.	938,470	72,396,353
TFI International, Inc. (Canada)	80,824	10,816,200
		141,617,592
Passenger Airlines - 0.1%
Air Canada (a)	176,747	2,395,386
Professional Services - 1.2%
Thomson Reuters Corp.	158,357	25,921,028
Trading Companies & Distributors - 0.3%
Toromont Industries Ltd.	82,537	7,291,307
TOTAL INDUSTRIALS		247,777,563
INFORMATION TECHNOLOGY - 9.2%
IT Services - 5.5%
CGI, Inc. Class A (sub. vtg.)	205,037	22,713,331
Shopify, Inc. Class A (a)	1,216,901	95,195,071
		117,908,402
Software - 3.7%
Constellation Software, Inc.	20,256	61,087,912
Descartes Systems Group, Inc. (Canada) (a)	85,918	8,925,944
Open Text Corp.	269,451	8,081,498
		78,095,354
TOTAL INFORMATION TECHNOLOGY		196,003,756
MATERIALS - 11.2%
Chemicals - 1.1%
Nutrien Ltd.	497,686	23,730,652
Containers & Packaging - 0.4%
CCL Industries, Inc. Class B	151,281	8,824,680
Metals & Mining - 9.5%
Agnico Eagle Mines Ltd. (Canada)	501,273	43,267,130
Barrick Gold Corp. (Canada)	1,766,855	34,148,072
First Quantum Minerals Ltd. (a)	713,325	9,216,588
Franco-Nevada Corp.	193,496	25,684,584
Ivanhoe Mines Ltd. (a)	676,643	8,946,743
Kinross Gold Corp.	1,236,623	12,478,582
Lundin Mining Corp.	664,298	6,460,010
Pan American Silver Corp.	365,191	8,539,964
Teck Resources Ltd. Class B (sub. vtg.)	463,015	21,542,078
Wheaton Precious Metals Corp.	456,118	30,121,773
		200,405,524
Paper & Forest Products - 0.2%
West Fraser Timber Co. Ltd.	55,548	5,016,814
TOTAL MATERIALS		237,977,670
REAL ESTATE - 0.5%
Equity Real Estate Investment Trusts (REITs) - 0.1%
Canadian Apartment Properties (REIT) unit	82,415	2,745,884
Real Estate Management & Development - 0.4%
FirstService Corp.	40,729	7,541,161
TOTAL REAL ESTATE		10,287,045
UTILITIES - 2.7%
Electric Utilities - 2.0%
Emera, Inc.	290,075	10,958,412
Fortis, Inc.	496,047	21,457,903
Hydro One Ltd. (b)	331,722	10,680,574
		43,096,889
Gas Utilities - 0.3%
AltaGas Ltd.	299,080	7,146,473
Independent Power and Renewable Electricity Producers - 0.2%
Brookfield Renewable Corp.	135,568	4,150,726
Multi-Utilities - 0.2%
Canadian Utilities Ltd. Class A (non-vtg.)	133,855	3,427,249
TOTAL UTILITIES		57,821,337
TOTAL COMMON STOCKS (Cost $2,132,782,788)		2,107,268,900

Money Market Funds - 0.7%
	Shares	Value ($)
Fidelity Cash Central Fund 4.87% (c) (Cost $14,668,808)	14,665,875	14,668,808

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $2,147,451,596)	2,121,937,708
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(1,429,027)
NET ASSETS - 100.0%	2,120,508,681

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
TME S&P/TSX 60 Index Contracts (Canada)	61	Dec 2024	12,681,481	(96,916)	(96,916)

The notional amount of futures purchased as a percentage of Net Assets is 0.6%

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $10,680,574 or 0.5% of net assets.

(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.87%	-	42,279,092	27,610,284	36,273	-	-	14,668,808	0.0%
Total	-	42,279,092	27,610,284	36,273	-	-	14,668,808

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	27,133,506	27,133,506	-	-
Consumer Discretionary	76,286,823	76,286,823	-	-
Consumer Staples	90,760,707	90,760,707	-	-
Energy	383,761,804	383,761,804	-	-
Financials	779,458,689	779,458,689	-	-
Industrials	247,777,563	247,777,563	-	-
Information Technology	196,003,756	196,003,756	-	-
Materials	237,977,670	237,977,670	-	-
Real Estate	10,287,045	10,287,045	-	-
Utilities	57,821,337	57,821,337	-	-

Money Market Funds	14,668,808	14,668,808	-	-
Total Investments in Securities:	2,121,937,708	2,121,937,708	-	-
Derivative Instruments: Liabilities
Futures Contracts	(96,916)	(96,916)	-	-
Total Liabilities	(96,916)	(96,916)	-	-
Total Derivative Instruments:	(96,916)	(96,916)	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	0	(96,916)
Total Equity Risk	0	(96,916)
Total Value of Derivatives	0	(96,916)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements
Statement of Assets and Liabilities
As of October 31, 2024
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $2,132,782,788)	$2,107,268,900
Fidelity Central Funds (cost $14,668,808)	14,668,808

Total Investment in Securities (cost $2,147,451,596)		$2,121,937,708
Segregated cash with brokers for derivative instruments		836,580
Foreign currency held at value (cost $669,453)		669,453
Receivable for fund shares sold		11,883,277
Dividends receivable		1,603,729
Distributions receivable from Fidelity Central Funds		24,428
Prepaid expenses		19,192
Receivable from investment adviser for expense reductions		336,211
Total assets		2,137,310,578
Liabilities
Payable for investments purchased	$14,933,101
Payable for fund shares redeemed	1,171,369
Accrued management fee	95,860
Payable for daily variation margin on futures contracts	237,223
Other payables and accrued expenses	364,344
Total liabilities		16,801,897
Net Assets		$2,120,508,681
Net Assets consist of:
Paid in capital		$2,142,957,647
Total accumulated earnings (loss)		(22,448,966)
Net Assets		$2,120,508,681
Net Asset Value, offering price and redemption price per share ($2,120,508,681 ÷ 200,328,387 shares)		$10.59
Statement of Operations
For the period July 11, 2024 (commencement of operations) through October 31, 2024
Investment Income
Dividends		$3,801,690
Interest		1,504
Income from Fidelity Central Funds		36,273
Income before foreign taxes withheld		$3,839,467
Less foreign taxes withheld		(568,774)
Total income		3,270,693
Expenses
Management fee	$122,879
Custodian fees and expenses	20,311
Independent trustees' fees and expenses	71
Registration fees	390,882
Audit fees	41,149
Miscellaneous	266
Total expenses before reductions	575,558
Expense reductions	(379,364)
Total expenses after reductions		196,194
Net Investment income (loss)		3,074,499
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	66,194
Foreign currency transactions	(89,568)
Futures contracts	119,722
Total net realized gain (loss)		96,348
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(25,513,888)
Assets and liabilities in foreign currencies	(9,008)
Futures contracts	(96,916)
Total change in net unrealized appreciation (depreciation)		(25,619,812)
Net gain (loss)		(25,523,464)
Net increase (decrease) in net assets resulting from operations		$(22,448,965)
Statement of Changes in Net Assets

For the period July 11, 2024 (commencement of operations) through October 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,074,499
Net realized gain (loss)	96,348
Change in net unrealized appreciation (depreciation)	(25,619,812)
Net increase (decrease) in net assets resulting from operations	(22,448,965)
Share transactions
Proceeds from sales of shares	2,158,428,859
Cost of shares redeemed	(15,471,213)

Net increase (decrease) in net assets resulting from share transactions	2,142,957,646
Total increase (decrease) in net assets	2,120,508,681

Net Assets
Beginning of period	-
End of period	$2,120,508,681

Other Information
Shares
Sold	201,762,672
Redeemed	(1,434,285)
Net increase (decrease)	200,328,387

Financial Highlights
Fidelity® SAI Canada Equity Index Fund

Years ended October 31,	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.08
Net realized and unrealized gain (loss)	.51 D
Total from investment operations	.59
Net asset value, end of period	$10.59
Total Return E,F	5.90%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.43% I,J
Expenses net of fee waivers, if any	.16 % I,J,K
Expenses net of all reductions	.16% I,J,K
Net investment income (loss)	2.43% I,J
Supplemental Data
Net assets, end of period (000 omitted)	$2,120,509
Portfolio turnover rate L	0 % M,N

AFor the period July 11, 2024 (commencement of operations) through October 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAudit fees are not annualized.
KThe size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
MAmount not annualized.
NAmount represents less than .005%.
Notes to Financial Statements

For the period ended October 31, 2024

1. Organization.
Fidelity SAI Canada Equity Index Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2024 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of October 31, 2024, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC)and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$25,087,335
Gross unrealized depreciation	(50,794,955)
Net unrealized appreciation (depreciation)	$(25,707,620)
Tax Cost	$2,147,548,412

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$3,267,663
Net unrealized appreciation (depreciation) on securities and other investments	$(25,716,628)

The tax character of distributions paid was as follows:

October 31, 2024A
Ordinary Income	-
Long-term Capital Gains	-
Total	$-

A For the period of July 11, 2024 commencement of operations) through October 31, 2024

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncement. In November 2023, the FASB issued Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures. Effective for fiscal years beginning after December 15, 2023 and interim periods within fiscal years beginning after December 15, 2024, the amendments enhance required disclosures of segment information for public entities on an annual and interim basis. The ASU allows for early adoption with updates applied retrospectively. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI Canada Equity Index Fund	2,113,840,215	1,124,564
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .10% of the Fund's average net assets.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .15% of average net assets. This reimbursement will remain in place through February 28, 2026.

During the period this reimbursement reduced the Fund's expenses by $379,364.
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Concord Street Trust and Shareholders of Fidelity SAI Canada Equity Index Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity SAI Canada Equity Index Fund (one of the funds constituting Fidelity Concord Street Trust, referred to hereafter as the "Fund") as of October 31, 2024, and the related statements of operations and changes in net assets, including the related notes, and the financial highlights for the period July 11, 2024 (commencement of operations) through October 31, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2024, and the results of its operations, changes in its net assets, and the financial highlights for the period July 11, 2024 (commencement of operations) through October 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audit of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
December 13, 2024
We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund will notify shareholders in January 2025 of amounts for use in preparing 2024  income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity SAI Canada Equity Index Fund

At its March 2024 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreement with Geode Capital Management, LLC (Geode) (together, the Advisory Contracts) for the fund. FMR and the sub-adviser are collectively referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity and Geode, and also considered the fund's investment objective, strategies, and related investment philosophy. The Board considered the structure of the investment personnel compensation program and whether the structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's  and Geode's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of advisory, administrative, and shareholder services to be performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund. The Board also considered the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.

Investment Performance. The fund is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund's Advisory Contracts. The Board considered Geode's experience in managing certain existing equity index mutual funds.

Based on its review, the Board concluded that the nature, extent, and quality of services to be provided to the fund under the Advisory Contracts should benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio. In reviewing the Advisory Contracts, the Board considered the fund's proposed management fee rate out of which FMR will pay all "fund-level" expenses, with certain limited exceptions, and the projected total expense ratio of the fund. The Board noted that the fund's proposed management fee rate is below the median fee rate of funds with similar Morningstar investment objective categories and comparable investment mandates, regardless of whether their management fee structures are comparable. The Board also considered that the projected total net expense ratio of the fund is below the median of those funds and classes used by the Board for management fee comparisons that have a similar sales load structure.

The Board also noted that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non-operating expenses such as brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable), as a percentage of its average net assets exceed 015% through February 28, 2026.

Based on its review, the Board concluded that the fund's management fee and projected total expense ratio were reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.

Costs of the Services and Profitability. The fund is a new fund and therefore no revenue, cost, or profitability data were available for the Board to review in respect of the fund at the time it approved the Advisory Contracts. In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders.

Economies of Scale. The Board will consider economies of scale when there is operating experience to permit assessment thereof. It noted that, notwithstanding the entrepreneurial risk associated with a new fund, the management fee was at a level normally associated with very high fund net assets, and Fidelity asserted to the Board that the level of the fee anticipated economies of scale at lower asset levels even before, if ever, economies of scale are achieved. The Board also noted that the fund and its shareholders would have access to the very considerable number and variety of services available through Fidelity and its affiliates.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory and sub-advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be approved.

1.9912334.100
CAE-ANN-1224
Fidelity® SAI Japan Stock Index Fund

Annual Report
October 31, 2024
Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® SAI Japan Stock Index Fund
Schedule of Investments October 31, 2024
Showing Percentage of Net Assets
Common Stocks - 98.9%
	Shares	Value ($)
COMMUNICATION SERVICES - 7.2%
Diversified Telecommunication Services - 0.8%
Nippon Telegraph & Telephone Corp.	5,264,000	5,078,894
Entertainment - 2.1%
Capcom Co. Ltd.	61,000	1,207,096
Konami Group Corp.	17,700	1,622,380
Nexon Co. Ltd.	59,300	1,027,785
Nintendo Co. Ltd.	183,000	9,666,606
Toho Co. Ltd.	19,700	752,307
		14,276,174
Interactive Media & Services - 0.2%
LY Corp.	470,900	1,284,515
Media - 0.2%
Dentsu Group, Inc.	35,700	1,101,979
Wireless Telecommunication Services - 3.9%
KDDI Corp.	270,300	8,427,791
SoftBank Corp.	5,031,000	6,333,542
SoftBank Group Corp.	181,300	10,808,832
		25,570,165
TOTAL COMMUNICATION SERVICES		47,311,727
CONSUMER DISCRETIONARY - 17.3%
Automobile Components - 1.7%
Aisin Seiki Co. Ltd.	93,300	970,075
Bridgestone Corp.	100,600	3,584,893
DENSO Corp.	333,100	4,731,184
Sumitomo Electric Industries Ltd.	125,900	1,936,665
		11,222,817
Automobiles - 7.3%
Honda Motor Co. Ltd.	790,600	7,951,153
Isuzu Motors Ltd.	105,800	1,368,183
Mazda Motor Corp.	100,200	708,363
Nissan Motor Co. Ltd. (a)	413,200	1,100,787
Subaru Corp.	106,200	1,896,651
Suzuki Motor Corp.	276,900	2,747,772
Toyota Motor Corp.	1,808,600	31,162,891
Yamaha Motor Co. Ltd.	148,100	1,294,545
		48,230,345
Broadline Retail - 0.5%
Pan Pacific International Holdings Ltd.	67,100	1,664,637
Rakuten Group, Inc. (b)	264,900	1,581,071
		3,245,708
Hotels, Restaurants & Leisure - 0.9%
McDonald's Holdings Co. (Japan) Ltd. (a)	15,200	644,130
Oriental Land Co. Ltd.	192,200	4,644,927
Zensho Holdings Co. Ltd.	17,000	852,874
		6,141,931
Household Durables - 4.0%
Panasonic Holdings Corp.	410,800	3,380,900
Sekisui Chemical Co. Ltd.	66,600	939,919
Sekisui House Ltd.	105,100	2,538,330
Sony Group Corp.	1,100,000	19,357,269
		26,216,418
Leisure Products - 0.6%
Bandai Namco Holdings, Inc.	104,600	2,193,058
SHIMANO, Inc.	13,400	1,968,590
		4,161,648
Specialty Retail - 2.0%
Fast Retailing Co. Ltd.	33,600	10,742,643
Nitori Holdings Co. Ltd.	14,100	1,795,701
ZOZO, Inc.	23,800	771,726
		13,310,070
Textiles, Apparel & Luxury Goods - 0.3%
Asics Corp.	120,440	2,103,713
TOTAL CONSUMER DISCRETIONARY		114,632,650
CONSUMER STAPLES - 5.5%
Beverages - 0.9%
Asahi Group Holdings	254,400	3,054,142
Kirin Holdings Co. Ltd.	136,900	2,015,528
Suntory Beverage & Food Ltd.	24,500	826,493
		5,896,163
Consumer Staples Distribution & Retail - 1.5%
AEON Co. Ltd.	115,200	2,822,763
Kobe Bussan Co. Ltd.	26,500	650,037
MatsukiyoCocokara & Co.	60,400	822,327
Seven & i Holdings Co. Ltd.	390,000	5,615,978
		9,911,105
Food Products - 1.1%
Ajinomoto Co., Inc.	81,800	3,142,408
Kikkoman Corp.	119,500	1,402,064
Meiji Holdings Co. Ltd.	41,400	965,746
Nissin Food Holdings Co. Ltd.	35,300	950,521
Yakult Honsha Co. Ltd.	45,200	982,246
		7,442,985
Household Products - 0.3%
Unicharm Corp.	71,100	2,292,618
Personal Care Products - 0.8%
Kao Corp.	82,100	3,618,590
Shiseido Co. Ltd.	70,500	1,521,737
		5,140,327
Tobacco - 0.9%
Japan Tobacco, Inc.	211,400	5,901,750
TOTAL CONSUMER STAPLES		36,584,948
ENERGY - 0.9%
Oil, Gas & Consumable Fuels - 0.9%
ENEOS Holdings, Inc.	507,600	2,560,613
Idemitsu Kosan Co. Ltd.	171,700	1,170,554
INPEX Corp.	166,400	2,193,494
		5,924,661
FINANCIALS - 14.4%
Banks - 8.0%
Chiba Bank Ltd.	93,400	681,607
Concordia Financial Group Ltd.	185,100	916,856
Japan Post Bank Co. Ltd.	254,900	2,276,601
Mitsubishi UFJ Financial Group, Inc.	1,956,100	20,617,771
Mizuho Financial Group, Inc.	425,000	8,827,677
Resona Holdings, Inc.	368,400	2,430,617
Shizuoka Financial Group	76,600	611,233
Sumitomo Mitsui Financial Group, Inc.	661,500	14,033,419
Sumitomo Mitsui Trust Holdings, Inc.	114,400	2,508,829
		52,904,610
Capital Markets - 1.1%
Daiwa Securities Group, Inc.	235,000	1,537,437
Japan Exchange Group, Inc.	174,800	2,048,842
Nomura Holdings, Inc.	529,400	2,714,712
SBI Holdings, Inc. Japan	47,900	1,051,842
		7,352,833
Financial Services - 0.8%
Mitsubishi HC Capital, Inc.	142,100	951,536
ORIX Corp.	203,300	4,283,507
		5,235,043
Insurance - 4.5%
Dai-ichi Mutual Life Insurance Co.	159,400	3,973,893
Japan Post Holdings Co. Ltd.	338,900	3,126,723
Japan Post Insurance Co. Ltd.	33,800	556,963
MS&AD Insurance Group Holdings, Inc.	226,600	5,012,241
Sompo Holdings, Inc.	165,800	3,554,600
T&D Holdings, Inc.	86,200	1,375,946
Tokio Marine Holdings, Inc.	331,000	11,921,351
		29,521,717
TOTAL FINANCIALS		95,014,203
HEALTH CARE - 8.5%
Health Care Equipment & Supplies - 2.8%
Hoya Corp.	61,800	8,268,472
Olympus Corp.	207,500	3,652,476
Sysmex Corp.	88,700	1,645,689
Terumo Corp.	236,300	4,500,405
		18,067,042
Health Care Technology - 0.1%
M3, Inc.	77,800	799,593
Pharmaceuticals - 5.6%
Astellas Pharma, Inc.	318,800	3,732,615
Chugai Pharmaceutical Co. Ltd.	118,300	5,628,890
Daiichi Sankyo Co. Ltd.	325,800	10,604,217
Eisai Co. Ltd.	44,400	1,504,277
Kyowa Kirin Co., Ltd.	42,800	705,420
Ono Pharmaceutical Co. Ltd.	65,900	823,104
Otsuka Holdings Co. Ltd.	73,700	4,452,273
Shionogi & Co. Ltd.	133,200	1,902,463
Takeda Pharmaceutical Co. Ltd.	280,300	7,820,711
		37,173,970
TOTAL HEALTH CARE		56,040,605
INDUSTRIALS - 23.0%
Air Freight & Logistics - 0.1%
SG Holdings Co. Ltd.	56,400	565,599
Building Products - 1.1%
AGC, Inc.	34,500	1,057,257
Daikin Industries Ltd.	46,500	5,582,638
Toto Ltd.	24,900	694,706
		7,334,601
Commercial Services & Supplies - 0.8%
Dai Nippon Printing Co. Ltd.	68,400	1,187,176
Secom Co. Ltd.	74,000	2,631,655
Toppan Holdings, Inc.	42,100	1,231,478
		5,050,309
Construction & Engineering - 0.6%
Kajima Corp.	69,800	1,202,342
Obayashi Corp.	114,400	1,402,456
Taisei Corp.	29,300	1,233,867
		3,838,665
Electrical Equipment - 1.5%
Fuji Electric Co. Ltd.	23,700	1,206,991
Mitsubishi Electric Corp.	335,000	5,893,498
Nidec Corp.	147,000	2,928,361
		10,028,850
Ground Transportation - 1.5%
Central Japan Railway Co.	136,100	2,818,527
East Japan Railway Co.	159,900	3,211,646
Hankyu Hanshin Holdings, Inc.	40,300	1,095,759
Keisei Electric Railway Co.	22,800	593,207
Tokyu Corp.	88,100	1,086,133
West Japan Railway Co.	77,400	1,375,687
		10,180,959
Industrial Conglomerates - 3.2%
Hikari Tsushin, Inc.	3,100	625,680
Hitachi Ltd.	816,800	20,521,986
		21,147,666
Machinery - 4.7%
Daifuku Co. Ltd.	56,900	1,069,535
FANUC Corp.	166,600	4,420,118
Hitachi Construction Machinery Co. Ltd.	18,900	410,067
Hoshizaki Corp.	19,100	627,783
Komatsu Ltd.	163,000	4,219,304
Kubota Corp.	176,200	2,251,323
Makita Corp.	41,900	1,368,114
Minebea Mitsumi, Inc.	64,000	1,126,687
Mitsubishi Heavy Industries Ltd.	564,600	7,970,431
SMC Corp.	10,100	4,287,920
Toyota Industries Corp.	25,800	1,788,509
Yaskawa Electric Corp.	42,300	1,212,297
		30,752,088
Marine Transportation - 0.9%
Kawasaki Kisen Kaisha Ltd.	69,300	957,313
Mitsui OSK Lines Ltd.	60,700	2,066,566
Nippon Yusen KK	81,200	2,718,530
		5,742,409
Passenger Airlines - 0.1%
Ana Holdings, Inc.	28,200	555,448
Japan Airlines Co. Ltd.	25,400	407,367
		962,815
Professional Services - 2.4%
Recruit Holdings Co. Ltd.	261,600	15,973,958
Trading Companies & Distributors - 6.1%
Itochu Corp.	209,400	10,358,564
Marubeni Corp.	251,000	3,752,258
Mitsubishi Corp.	589,000	10,775,211
Mitsui & Co. Ltd.	453,300	9,241,722
MonotaRO Co. Ltd.	44,200	666,817
Sumitomo Corp.	183,100	3,862,754
Toyota Tsusho Corp.	112,300	1,908,956
		40,566,282
TOTAL INDUSTRIALS		152,144,201
INFORMATION TECHNOLOGY - 14.5%
Electronic Equipment, Instruments & Components - 4.8%
Hamamatsu Photonics K.K.	49,400	653,199
Ibiden Co. Ltd.	21,100	670,235
Keyence Corp.	34,300	15,483,489
Kyocera Corp.	226,200	2,294,055
Murata Manufacturing Co. Ltd.	298,100	5,208,139
OMRON Corp.	30,900	1,219,973
Shimadzu Corp.	41,700	1,230,060
TDK Corp.	342,500	4,026,189
Yokogawa Electric Corp.	40,200	891,307
		31,676,646
IT Services - 2.6%
Fujitsu Ltd.	291,900	5,612,023
NEC Corp.	43,300	3,684,413
Nomura Research Institute Ltd.	66,600	1,992,233
NTT Data Corp.	111,200	1,759,210
OBIC Co. Ltd.	57,000	1,862,614
Otsuka Corp.	40,200	902,227
SCSK Corp.	27,600	515,008
TIS, Inc.	37,500	935,117
		17,262,845
Semiconductors & Semiconductor Equipment - 4.9%
Advantest Corp.	135,000	7,816,454
Disco Corp.	16,200	4,609,464
Kokusai Electric Corp.	24,900	454,020
Lasertec Corp.	14,100	1,913,310
Renesas Electronics Corp.	296,600	3,973,942
ROHM Co. Ltd.	60,500	667,002
Screen Holdings Co. Ltd.	14,300	912,922
Sumco Corp.	61,700	589,940
Tokyo Electron Ltd.	78,900	11,610,376
		32,547,430
Software - 0.3%
Oracle Corp. Japan	6,800	650,509
Trend Micro, Inc.	22,300	1,166,790
		1,817,299
Technology Hardware, Storage & Peripherals - 1.9%
Brother Industries Ltd.	40,900	796,619
Canon, Inc.	164,500	5,350,361
FUJIFILM Holdings Corp.	197,200	4,691,057
Ricoh Co. Ltd.	96,600	1,046,437
Seiko Epson Corp.	50,900	925,141
		12,809,615
TOTAL INFORMATION TECHNOLOGY		96,113,835
MATERIALS - 4.0%
Chemicals - 3.2%
Asahi Kasei Corp.	221,000	1,524,610
Mitsubishi Chemical Group Corp.	238,800	1,288,586
Mitsui Chemicals, Inc.	30,100	687,659
Nippon Paint Holdings Co. Ltd.	167,000	1,278,131
Nippon Sanso Holdings Corp.	30,500	1,058,716
Nitto Denko Corp.	124,500	2,048,491
Shin-Etsu Chemical Co. Ltd.	317,400	11,630,794
Toray Industries, Inc.	244,300	1,328,521
		20,845,508
Metals & Mining - 0.8%
JFE Holdings, Inc.	101,400	1,220,793
Nippon Steel Corp.	152,500	3,051,431
Sumitomo Metal Mining Co. Ltd.	43,500	1,202,714
		5,474,938
TOTAL MATERIALS		26,320,446
REAL ESTATE - 2.5%
Equity Real Estate Investment Trusts (REITs) - 0.4%
Japan Real Estate Investment Corp.	226	822,064
Nippon Building Fund, Inc.	1,350	1,157,964
Nippon Prologis REIT, Inc.	400	643,553
		2,623,581
Real Estate Management & Development - 2.1%
Daito Trust Construction Co. Ltd.	10,300	1,138,186
Daiwa House Industry Co. Ltd.	98,700	2,944,089
Hulic Co. Ltd.	67,600	626,001
Mitsubishi Estate Co. Ltd.	201,600	2,981,266
Mitsui Fudosan Co. Ltd.	470,400	4,013,620
Nomura Real Estate Holdings, Inc.	19,400	477,623
Sumitomo Realty & Development Co. Ltd.	50,300	1,492,086
		13,672,871
TOTAL REAL ESTATE		16,296,452
UTILITIES - 1.1%
Electric Utilities - 0.7%
Chubu Electric Power Co., Inc.	113,500	1,304,701
Kansai Electric Power Co., Inc.	124,000	1,988,598
Tokyo Electric Power Co., Inc. (b)	268,900	1,085,957
		4,379,256
Gas Utilities - 0.4%
Osaka Gas Co. Ltd.	65,000	1,392,863
Tokyo Gas Co. Ltd.	63,500	1,566,729
		2,959,592
TOTAL UTILITIES		7,338,848
TOTAL COMMON STOCKS (Cost $608,499,092)		653,722,576

Government Obligations - 0.0%
	Principal Amount (c)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.08% 11/21/24 (d) (Cost $279,220)	280,000	279,283

Money Market Funds - 0.3%
	Shares	Value ($)
Fidelity Cash Central Fund 4.87% (e)	208,184	208,226
Fidelity Securities Lending Cash Central Fund 4.87% (e)(f)	1,669,383	1,669,550
TOTAL MONEY MARKET FUNDS (Cost $1,877,776)		1,877,776

TOTAL INVESTMENT IN SECURITIES - 99.2% (Cost $610,656,088)	655,879,635
NET OTHER ASSETS (LIABILITIES) - 0.8%	4,974,079
NET ASSETS - 100.0%	660,853,714

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME Yen Denominated Nikkei 225 Contracts (United States)	56	Dec 2024	7,067,263	197,881	197,881

The notional amount of futures purchased as a percentage of Net Assets is 1.1%

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)	Amount is stated in United States dollars unless otherwise noted.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $279,283.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.87%	540,844	237,723,107	238,056,628	200,288	903	-	208,226	0.0%
Fidelity Securities Lending Cash Central Fund 4.87%	768,675	41,800,572	40,899,697	34,464	-	-	1,669,550	0.0%
Total	1,309,519	279,523,679	278,956,325	234,752	903	-	1,877,776

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	47,311,727	-	47,311,727	-
Consumer Discretionary	114,632,650	-	114,632,650	-
Consumer Staples	36,584,948	-	36,584,948	-
Energy	5,924,661	-	5,924,661	-
Financials	95,014,203	-	95,014,203	-
Health Care	56,040,605	-	56,040,605	-
Industrials	152,144,201	-	152,144,201	-
Information Technology	96,113,835	-	96,113,835	-
Materials	26,320,446	-	26,320,446	-
Real Estate	16,296,452	-	16,296,452	-
Utilities	7,338,848	-	7,338,848	-

Government Obligations	279,283	-	279,283	-

Money Market Funds	1,877,776	1,877,776	-	-
Total Investments in Securities:	655,879,635	1,877,776	654,001,859	-
Derivative Instruments: Assets
Futures Contracts	197,881	197,881	-	-
Total Assets	197,881	197,881	-	-
Total Derivative Instruments:	197,881	197,881	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	197,881	0
Total Equity Risk	197,881	0
Total Value of Derivatives	197,881	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements
Statement of Assets and Liabilities
As of October 31, 2024
Assets
Investment in securities, at value (including securities loaned of $1,575,778) - See accompanying schedule:
Unaffiliated issuers (cost $608,778,312)	$654,001,859
Fidelity Central Funds (cost $1,877,776)	1,877,776

Total Investment in Securities (cost $610,656,088)		$655,879,635
Segregated cash with brokers for derivative instruments		248,474
Cash		22,833
Foreign currency held at value (cost $932,131)		919,036
Dividends receivable		5,750,189
Distributions receivable from Fidelity Central Funds		4,928
Prepaid expenses		832
Total assets		662,825,927
Liabilities
Accrued management fee	$56,698
Payable for daily variation margin on futures contracts	174,148
Other payables and accrued expenses	71,817
Collateral on securities loaned	1,669,550
Total liabilities		1,972,213
Net Assets		$660,853,714
Net Assets consist of:
Paid in capital		$833,598,477
Total accumulated earnings (loss)		(172,744,763)
Net Assets		$660,853,714
Net Asset Value, offering price and redemption price per share ($660,853,714 ÷ 66,033,723 shares)		$10.01
Statement of Operations
Year ended October 31, 2024
Investment Income
Dividends		$15,062,024
Interest		19,805
Income from Fidelity Central Funds (including $34,464 from security lending)		234,752
Income before foreign taxes withheld		$15,316,581
Less foreign taxes withheld		(1,505,712)
Total income		13,810,869
Expenses
Management fee	$630,593
Custodian fees and expenses	48,148
Independent trustees' fees and expenses	2,940
Registration fees	20,211
Audit fees	64,478
Legal	424
Interest	23,740
Miscellaneous	3,132
Total expenses before reductions	793,666
Expense reductions	(260)
Total expenses after reductions		793,406
Net Investment income (loss)		13,017,463
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(53,470,970)
Fidelity Central Funds	903
Foreign currency transactions	(841,580)
Futures contracts	634,424
Total net realized gain (loss)		(53,677,223)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	135,251,705
Assets and liabilities in foreign currencies	(295,940)
Futures contracts	359,730
Total change in net unrealized appreciation (depreciation)		135,315,495
Net gain (loss)		81,638,272
Net increase (decrease) in net assets resulting from operations		$94,655,735
Statement of Changes in Net Assets

	Year ended October 31, 2024	Year ended October 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$13,017,463	$18,301,861
Net realized gain (loss)	(53,677,223)	(81,596,353)
Change in net unrealized appreciation (depreciation)	135,315,495	229,129,470
Net increase (decrease) in net assets resulting from operations	94,655,735	165,834,978
Distributions to shareholders	(23,223,128)	(21,029,630)

Share transactions
Proceeds from sales of shares	251,000,000	-
Reinvestment of distributions	23,223,128	21,029,630
Cost of shares redeemed	(414,000,000)	(405,000,000)

Net increase (decrease) in net assets resulting from share transactions	(139,776,872)	(383,970,370)
Total increase (decrease) in net assets	(68,344,265)	(239,165,022)

Net Assets
Beginning of period	729,197,979	968,363,001
End of period	$660,853,714	$729,197,979

Other Information
Shares
Sold	25,182,539	-
Issued in reinvestment of distributions	2,566,092	2,567,720
Redeemed	(44,912,805)	(47,194,026)
Net increase (decrease)	(17,164,174)	(44,626,306)

Financial Highlights
Fidelity® SAI Japan Stock Index Fund

Years ended October 31,	2024	2023	2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$8.76	$7.58	$10.18	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.21	.19	.19	.10
Net realized and unrealized gain (loss)	1.43	1.18	(2.69)	.08
Total from investment operations	1.64	1.37	(2.50)	.18
Distributions from net investment income	(.39)	(.19)	(.10)	-
Total distributions	(.39)	(.19)	(.10)	-
Net asset value, end of period	$10.01	$8.76	$7.58	$10.18
Total Return D,E	19.13%	18.18%	(24.83)%	1.80%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.13%	.13%	.11%	.14% H,I
Expenses net of fee waivers, if any	.13%	.13%	.11%	.14% H,I
Expenses net of all reductions	.13%	.13%	.11%	.14% H,I
Net investment income (loss)	2.06%	2.12%	2.12%	2.27% H,I
Supplemental Data
Net assets, end of period (000 omitted)	$660,854	$729,198	$968,363	$1,720,298
Portfolio turnover rate J	47%	5%	8%	0% K,L

AFor the period May 27, 2021 (commencement of operations) through October 31, 2021.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAudit fees are not annualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
KAmount not annualized.
LAmount represents less than 1%.
Notes to Financial Statements

For the period ended October 31, 2024

1.Organization.
Fidelity SAI Japan Stock Index Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2.Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3.Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2024 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income.  For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of October 31, 2024, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards and losses deferred due to wash sales.
As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$97,096,960
Gross unrealized depreciation	(62,400,803)
Net unrealized appreciation (depreciation)	$34,696,157
Tax Cost	$621,183,478

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$13,583,333
Capital loss carryforward	$(220,627,212)
Net unrealized appreciation (depreciation) on securities and other investments	$34,299,116

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(82,588,651)
Long-term	(138,038,561)
Total capital loss carryforward	$(220,627,212)

The tax character of distributions paid was as follows:

	October 31, 2024	October 31, 2023
Ordinary Income	$23,223,128	$21,029,630

New Accounting Pronouncement. In November 2023, the FASB issued Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures. Effective for fiscal years beginning after December 15, 2023 and interim periods within fiscal years beginning after December 15, 2024, the amendments enhance required disclosures of segment information for public entities on an annual and interim basis. The ASU allows for early adoption with updates applied retrospectively. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.

4.Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5.Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities, and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI Japan Stock Index Fund	296,928,504	446,801,431

6.Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .10% of the Fund's average net assets.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity SAI Japan Stock Index Fund	Borrower	17,033,222	5.58%	23,740

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7.Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount ($)
Fidelity SAI Japan Stock Index Fund	1,016

8.Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity SAI Japan Stock Index Fund	3,647	-	-

9.Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $260.
10.Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

In addition, at the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

	Strategic Advisers Fidelity International Fund	Strategic Advisers International Fund
Fidelity SAI Japan Stock Index Fund	16%	84%

Mutual funds managed by the investment adviser or its affiliates, in aggregate, were the owners of record of more than 20% of the total outstanding shares.

Fund	% of shares held
Fidelity SAI Japan Stock Index Fund	100%
11.Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Concord Street Trust and Shareholders of Fidelity SAI Japan Stock Index Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity SAI Japan Stock Index Fund (one of the funds constituting Fidelity Concord Street Trust, referred to hereafter as the "Fund") as of October 31, 2024, the related statement of operations for the year ended October 31, 2024, the statement of changes in net assets for each of the two years in the period ended October 31, 2024, including the related notes, and the financial highlights for each of the three years in the period ended October 31, 2024 and for the period May 27, 2021 (commencement of operations) through October 31, 2021 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2024 and the financial highlights for each of the three years in the period ended October 31, 2024 and for the period May 27, 2021 (commencement of operations) through October 31, 2021 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024 by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
December 13, 2024
We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund designates $134,286 of distributions paid during the fiscal year ended 2024 as qualifying to be taxed as section 163(j) interest dividends.

The fund designates 62.26% of the dividend distributed during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are $0.4175 and $0.0337 for the dividend paid December 11, 2023.

The fund will notify shareholders in January 2025 of amounts for use in preparing 2024 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
A special meeting of shareholders was held on July 16, 2024. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Bettina Doulton
Affirmative	399,712,835,196.11	95.27
Withheld	19,861,567,939.07	4.73
TOTAL	419,574,403,135.19	100.00
Robert A. Lawrence
Affirmative	398,303,145,670.78	94.93
Withheld	21,271,257,464.41	5.07
TOTAL	419,574,403,135.19	100.00
Vijay C. Advani
Affirmative	398,848,644,763.97	95.06
Withheld	20,725,758,371.21	4.94
TOTAL	419,574,403,135.19	100.00
Thomas P. Bostick
Affirmative	399,084,917,382.24	95.12
Withheld	20,489,485,752.95	4.88
TOTAL	419,574,403,135.19	100.00
Donald F. Donahue
Affirmative	398,136,894,294.44	94.89
Withheld	21,437,508,840.75	5.11
TOTAL	419,574,403,135.19	100.00
Vicki L. Fuller
Affirmative	399,535,778,208.65	95.22
Withheld	20,038,624,926.54	4.78
TOTAL	419,574,403,135.19	100.00
Patricia L. Kampling
Affirmative	399,319,643,676.69	95.17
Withheld	20,254,759,458.50	4.83
TOTAL	419,574,403,135.19	100.00
Thomas A. Kennedy
Affirmative	398,612,509,964.82	95.00
Withheld	20,961,893,170.36	5.00
TOTAL	419,574,403,135.19	100.00
Oscar Munoz
Affirmative	397,517,256,424.15	94.74
Withheld	22,057,146,711.03	5.26
TOTAL	419,574,403,135.19	100.00
Karen B. Peetz
Affirmative	398,905,166,808.58	95.07
Withheld	20,669,236,326.60	4.93
TOTAL	419,574,403,135.19	100.00
David M. Thomas
Affirmative	398,279,523,899.44	94.92
Withheld	21,294,879,235.74	5.08
TOTAL	419,574,403,135.19	100.00
Susan Tomasky
Affirmative	398,393,822,853.60	94.95
Withheld	21,180,580,281.58	5.05
TOTAL	419,574,403,135.19	100.00
Michael E. Wiley
Affirmative	398,304,955,259.60	94.93
Withheld	21,269,447,875.58	5.07
TOTAL	419,574,403,135.19	100.00

Proposal 1 reflects trust-wide proposal and voting results.

Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity SAI Japan Stock Index Fund
Each year, the Board of Trustees, including a majority of the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreement (Sub-Advisory Agreement) for the fund with Geode Capital Management, LLC (Geode) (together, the Advisory Contracts). FMR and Geode are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2024 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers and Geode, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with senior management of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
The Trustees also discussed with representatives of Fidelity, at meetings throughout the year, Fidelity's role in, among other things, overseeing compliance with federal securities laws and other applicable requirements by Geode with respect to the fund and monitoring and overseeing the performance and investment capabilities of Geode. The Trustees considered that the Board had received from Fidelity periodic reports about its oversight and due diligence processes, as well as periodic reports regarding the performance of Geode.
The Board also considered the nature, extent and quality of services provided by Geode. The Trustees noted that under the Sub-Advisory Agreement, subject to oversight by Fidelity, Geode is responsible for, among other things, identifying investments and arranging for execution of portfolio transactions to implement the fund's investment strategy. In addition, the Trustees noted that Geode is responsible for providing such reporting as may be requested by Fidelity to fulfill its oversight responsibilities discussed above.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's and Geode's approach to recruiting, training, managing, and compensating investment personnel. The Board considered that Fidelity's and Geode's investment professionals have extensive resources, tools, and capabilities so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and by FMR's affiliates under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against the securities market index the fund seeks to track (benchmark index). The Board also periodically considers the fund's tracking error versus its benchmark index. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the fund over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund's performance should be evaluated based on net performance (after fees and expenses) of the fund compared to a fund's benchmark index, over appropriate time periods taking into account relevant factors including the following: general market conditions; the characteristics of the fund's benchmark index; the extent to which statistical sampling is employed; any securities lending revenues; and fund cash flows and other factors.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of each fund's management fee and total expense ratio, the Board considered the fund's management fee rate as well as other expenses, such as pricing and bookkeeping and transfer agent fees, paid by FMR and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for each fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Lipper) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of the fund relative to funds and classes in the mapped group that have a similar sales load structure to the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the mapped group for the 12-month period ended September 30, 2023 and below the competitive median of the asset size peer group for the 12-month period ended September 30, 2023. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked below the competitive median of the similar sales load structure group for the 12-month period ended September 30, 2023 and below the competitive median of the total expense asset size peer group for the 12-month period ended September 30, 2023.
Other Contractual Arrangements. The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.15% through February 28, 2025.
Fees Charged to Other Clients. The Board also considered fee structures applicable to clients of Fidelity and Geode, such as other funds advised or subadvised by Fidelity or Geode, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's and Geode's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's and Geode's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
The Board also considered information regarding the profitability of Geode's relationship with the fund.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) the variable management fee implemented for certain funds effective March 1, 2024; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through May 31, 2025.

1.9901432.103
JSI-ANN-1224
Fidelity® SAI Global ex U.S. Low Volatility Index Fund

Annual Report
October 31, 2024
Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
The funds or securities referred to herein are not sponsored, endorsed, or promoted by Fidelity Product Services LLC (FPS), and FPS bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the relationship between FPS and any related funds.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® SAI Global ex U.S. Low Volatility Index Fund
Schedule of Investments October 31, 2024
Showing Percentage of Net Assets
Common Stocks - 92.3%
	Shares	Value ($)
Australia - 0.3%
Medibank Private Ltd.	3,692,332	8,677,655
Canada - 9.1%
BCE, Inc.	459,726	14,821,776
Dollarama, Inc.	268,861	27,978,073
Emera, Inc.	359,115	13,566,595
Empire Co. Ltd. Class A (non-vtg.)	152,244	4,392,316
Fortis, Inc.	685,752	29,664,124
George Weston Ltd.	51,572	8,180,182
Hydro One Ltd. (a)	406,331	13,082,787
Intact Financial Corp.	249,243	47,598,459
Loblaw Companies Ltd.	210,289	26,587,622
Metro, Inc.	345,762	20,534,391
Thomson Reuters Corp.	226,751	37,116,257
TMX Group Ltd.	371,213	11,594,824
TOTAL CANADA		255,117,406
China - 10.9%
Agricultural Bank of China Ltd. (H Shares)	71,723,000	35,240,853
Bank of Beijing Co. Ltd. (A Shares)	1,714,200	1,362,009
Bank of China Ltd. (H Shares)	103,553,000	49,149,350
Bank of Communications Co. Ltd. (H Shares)	36,562,000	27,691,527
Bank of Jiangsu Co. Ltd. (A Shares)	1,768,700	2,191,029
Bank of Shanghai Co. Ltd. (A Shares)	1,204,500	1,312,670
Beijing-Shanghai High Speed Railway Co. Ltd. (A Shares)	7,141,900	5,448,238
China CITIC Bank Corp. Ltd. (H Shares)	14,762,000	9,200,355
China Construction Bank Corp. (H Shares)	68,855,000	53,447,768
China Minsheng Banking Corp. Ltd. (H Shares)	15,305,000	5,684,562
China Railway Signal & Communications Corp. (H Shares) (a)	3,537,000	1,457,908
China Shenhua Energy Co. Ltd. (H Shares)	5,959,500	25,804,180
China State Construction Engineering Corp. Ltd. (A Shares)	3,391,600	2,871,618
China Yangtze Power Co. Ltd. (A Shares)	2,890,700	11,202,845
Chongqing Rural Commercial Bank Co. Ltd. (H Shares)	3,867,000	2,097,208
Daqin Railway Co. Ltd. (A Shares)	2,967,500	2,715,951
Far East Horizon Ltd.	2,941,000	2,052,787
Huaxia Bank Co. Ltd. (A Shares)	1,353,100	1,344,304
Industrial & Commercial Bank of China Ltd. (H Shares)	82,431,000	49,446,777
Jiangsu Expressway Co. Ltd. (H Shares)	2,084,000	2,097,052
Shanghai Pudong Development Bank Co. Ltd. (A Shares)	3,185,600	4,412,156
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	134,000	5,018,662
Want Want China Holdings Ltd.	8,260,000	5,139,918
TOTAL CHINA		306,389,727
Denmark - 3.6%
Coloplast A/S Series B	168,954	21,069,514
Novo Nordisk A/S Series B	619,221	69,454,931
Tryg A/S	480,489	11,315,515
TOTAL DENMARK		101,839,960
Finland - 0.3%
Elisa Corp. (A Shares)	196,752	9,365,383
France - 1.2%
bioMerieux SA	60,450	6,739,835
Orange SA	2,520,795	27,692,702
TOTAL FRANCE		34,432,537
Germany - 0.9%
Beiersdorf AG	192,777	26,001,955
Hong Kong - 3.1%
CLP Holdings Ltd.	2,504,500	21,274,731
Hang Seng Bank Ltd.	1,046,900	12,805,881
Hong Kong & China Gas Co. Ltd.	15,995,000	12,389,182
Jardine Matheson Holdings Ltd.	298,800	11,481,110
MTR Corp. Ltd.	2,542,500	9,250,615
Power Assets Holdings Ltd.	1,945,000	12,956,166
Sino Land Ltd. (b)	6,168,000	6,172,675
TOTAL HONG KONG		86,330,360
India - 0.3%
Dr. Reddy's Laboratories Ltd. sponsored ADR	126,244	9,329,432
Indonesia - 0.1%
PT Indofood CBP Sukses Makmur Tbk	4,669,300	3,633,717
Israel - 0.3%
Elbit Systems Ltd. (Israel)	34,709	7,945,406
Italy - 0.3%
Recordati SpA	139,542	7,908,093
Japan - 20.0%
Ajinomoto Co., Inc.	716,800	27,536,410
Alfresa Holdings Corp.	326,000	4,703,548
Bridgestone Corp.	245,900	8,762,676
Canon, Inc.	279,600	9,093,987
Chubu Electric Power Co., Inc.	961,100	11,047,999
Daito Trust Construction Co. Ltd.	86,200	9,525,402
Daiwa House REIT Investment Corp.	3,390	5,163,503
FUJIFILM Holdings Corp.	1,800,900	42,840,387
GLP J-REIT	6,488	5,705,035
Hankyu Hanshin Holdings, Inc.	387,200	10,527,992
Hirose Electric Co. Ltd.	41,400	4,927,010
Japan Post Bank Co. Ltd.	2,001,500	17,876,095
Japan Post Holdings Co. Ltd.	2,451,700	22,619,609
Japan Real Estate Investment Corp.	1,983	7,213,069
Kansai Electric Power Co., Inc.	110,800	1,776,908
KDDI Corp.	1,553,200	48,427,839
Kintetsu Group Holdings Co. Ltd.	259,500	6,031,175
Kyocera Corp.	2,023,700	20,523,776
Kyushu Railway Co.	206,500	5,433,123
McDonald's Holdings Co. (Japan) Ltd.	140,800	5,966,677
Mebuki Financial Group, Inc.	1,225,400	4,583,491
Medipal Holdings Corp.	203,700	3,227,366
Meiji Holdings Co. Ltd.	409,400	9,550,150
Nippon Building Fund, Inc.	12,059	10,343,624
Nippon Telegraph & Telephone Corp.	33,288,000	32,117,445
Oji Holdings Corp.	1,260,000	4,685,442
Oriental Land Co. Ltd.	398,000	9,618,528
Osaka Gas Co. Ltd.	542,400	11,622,907
Otsuka Corp.	457,500	10,267,885
Pan Pacific International Holdings Ltd.	771,400	19,137,124
Secom Co. Ltd.	608,200	21,629,362
Skylark Holdings Co. Ltd.	347,000	5,374,429
SoftBank Corp.	32,675,600	41,135,421
Suntory Beverage & Food Ltd.	192,900	6,507,369
The Hachijuni Bank Ltd.	582,900	3,198,802
TIS, Inc.	368,600	9,191,581
Tobu Railway Co. Ltd.	305,300	4,940,475
Tokio Marine Holdings, Inc.	495,000	17,828,002
Tokyo Gas Co. Ltd.	506,100	12,486,950
Toyota Motor Corp.	2,299,600	39,623,019
Zensho Holdings Co. Ltd.	139,300	6,988,553
TOTAL JAPAN		559,760,145
Korea (South) - 0.8%
Hyundai Marine & Fire Insurance Co. Ltd.	87,827	1,933,389
KT&G Corp.	145,003	11,555,925
Samsung SDS Co. Ltd.	71,235	7,370,737
TOTAL KOREA (SOUTH)		20,860,051
Malaysia - 1.8%
IHH Healthcare Bhd	5,367,300	8,882,560
Malayan Banking Bhd	11,196,900	26,814,488
MISC Bhd	2,093,100	3,580,331
Petronas Gas Bhd	384,000	1,513,087
Public Bank Bhd	6,741,200	6,783,556
TIME dotCom Bhd	2,091,600	2,323,104
TOTAL MALAYSIA		49,897,126
Mexico - 0.0%
Grupo Elektra SA de CV (c)	600	28,335
Netherlands - 3.3%
Koninklijke Ahold Delhaize NV	1,361,757	44,896,723
Koninklijke KPN NV	298,423	1,166,322
Wolters Kluwer NV	276,880	46,591,961
TOTAL NETHERLANDS		92,655,006
Philippines - 0.1%
Manila Electric Co.	442,910	3,686,286
Saudi Arabia - 3.7%
Abdullah Al Othaim Markets Co.	856,518	2,691,086
Advanced Petrochemicals Co. (d)	189,367	1,832,812
Alinma Bank	254,354	1,903,067
Almarai Co. Ltd.	339,195	4,976,341
Bupa Arabia for Cooperative Insurance Co.	40,661	2,180,452
Jarir Marketing Co.	1,238,187	4,364,991
Nahdi Medical Co.	104,207	3,423,901
Saudi Arabian Oil Co. (a)	6,090,766	43,786,959
Saudi Aramco Base Oil Co. - Luberef	74,026	2,310,048
Saudi Basic Industries Corp.	187,220	3,624,063
Saudi Electricity Co.	442,249	1,931,167
Saudi Telecom Co.	2,757,007	30,941,727
TOTAL SAUDI ARABIA		103,966,614
Singapore - 0.9%
CapitaLand Ascendas REIT	5,097,700	10,330,535
Mapletree Industrial (REIT)	2,873,964	5,189,566
Singapore Exchange Ltd.	1,186,400	10,166,256
TOTAL SINGAPORE		25,686,357
Spain - 0.1%
Redeia Corp. SA	120,622	2,230,512
Switzerland - 5.9%
Banque Cantonale Vaudoise	35,449	3,534,432
BKW AG	7,036	1,235,201
Galenica AG (a)	87,557	7,624,673
Givaudan SA	8,726	41,399,365
Novartis AG	581,226	63,066,672
PSP Swiss Property AG	68,202	9,682,781
Swiss Prime Site AG	119,451	12,954,185
Swisscom AG	41,848	25,490,184
TOTAL SWITZERLAND		164,987,493
Taiwan - 9.6%
Asia Cement Corp.	3,445,000	5,022,287
Catcher Technology Co. Ltd.	978,000	7,141,227
Chang Hwa Commercial Bank	11,809,752	6,510,559
Chicony Electronics Co. Ltd.	968,000	4,897,613
Chong Hong Construction Co. Ltd.	194,000	526,077
Chunghwa Telecom Co. Ltd.	5,958,000	22,689,845
Compal Electronics, Inc.	5,776,000	6,361,242
CTCI Corp.	322,000	439,781
E.SUN Financial Holdings Co. Ltd.	15,448,000	13,178,699
Far Eastern International Bank	3,668,214	1,504,801
Far EasTone Telecommunications Co. Ltd.	2,114,000	5,856,583
First Financial Holding Co. Ltd.	13,157,630	11,115,543
Formosa Petrochemical Corp.	1,396,000	2,097,175
Fusheng Precision Co. Ltd.	134,000	1,238,434
Highwealth Construction Corp.	2,291,500	2,887,752
Hua Nan Financial Holdings Co. Ltd.	14,357,040	11,358,062
Huaku Development Co. Ltd.	289,000	1,055,713
IBF Financial Holdings Co. Ltd.	2,791,000	1,278,406
Lotes Co. Ltd.	117,000	5,969,817
Mega Financial Holding Co. Ltd.	16,171,480	19,767,443
Pegatron Corp.	3,013,000	9,165,670
Poya International Co. Ltd.	120,000	1,871,181
President Chain Store Corp.	911,000	8,391,891
SINBON Electronics Co. Ltd.	246,000	2,020,231
Sinopac Financial Holdings Co.	16,947,925	12,070,137
Synnex Technology International Corp.	1,880,000	4,142,815
Systex Corp.	420,000	1,724,435
Taichung Commercial Bank Co. Ltd.	5,155,000	2,845,608
Taiwan Business Bank	6,301,865	3,041,282
Taiwan Cooperative Financial Holding Co. Ltd.	16,661,200	13,069,343
Taiwan High Speed Rail Corp.	4,357,000	3,964,503
Taiwan Hon Chuan Enterprise Co. Ltd.	283,333	1,350,597
Taiwan Mobile Co. Ltd.	2,729,000	9,649,563
Taiwan Secom Co.	326,000	1,384,688
Taiwan Semiconductor Manufacturing Co. Ltd.	962,000	30,266,069
The Shanghai Commercial & Savings Bank Ltd.	5,814,000	7,245,897
Topco Scientific Co. Ltd.	178,000	1,723,953
Uni-President Enterprises Corp.	7,013,000	19,703,155
WPG Holding Co. Ltd.	2,452,000	5,589,252
TOTAL TAIWAN		270,117,329
Thailand - 0.5%
Advanced Information Service PCL NVDR	1,588,700	12,922,372
Thai Union Frozen Products PCL NVDR	5,141,800	2,282,926
TOTAL THAILAND		15,205,298
United Arab Emirates - 1.6%
Abu Dhabi National Oil Co. for Distribution PJSC	5,685,451	5,587,857
ADNOC Drilling Co. PJSC	554,310	765,128
Adnoc Gas PLC	3,848,225	3,467,860
Americana Restaurants International PLC	5,302,963	3,262,873
Borouge PLC	6,608,581	4,587,980
Dubai Electricity & Water Authority PJSC	16,156,872	10,952,917
Dubai Islamic Bank Pakistan Ltd.	4,909,316	8,353,609
Emirates Central Cooling Systems Corp.	5,902,937	2,812,415
Salik Co. PJSC	2,795,698	3,653,462
TOTAL UNITED ARAB EMIRATES		43,444,101
United Kingdom - 6.1%
Admiral Group PLC	337,059	11,143,675
AstraZeneca PLC (United Kingdom)	403,774	57,454,458
National Grid PLC	3,188,096	40,030,210
Pearson PLC	870,833	12,787,597
RELX PLC (London Stock Exchange)	1,071,224	49,126,016
TOTAL UNITED KINGDOM		170,541,956
United States of America - 7.5%
Nestle SA (Reg. S)	590,579	55,805,371
QIAGEN NV (Germany)	310,291	13,180,118
Roche Holding AG (participation certificate)	199,116	61,706,748
Sanofi SA	320,786	33,900,608
Waste Connections, Inc. (Canada)	253,013	44,725,888
TOTAL UNITED STATES OF AMERICA		209,318,733
TOTAL COMMON STOCKS (Cost $2,632,143,029)		2,589,356,973

Investment Companies - 4.0%
	Shares	Value ($)
United States of America - 4.0%
iShares MSCI India ETF (b)(d) (Cost $115,191,722)	2,058,487	112,846,256

Money Market Funds - 9.6%
	Shares	Value ($)
Fidelity Cash Central Fund 4.87% (e)	262,349,693	262,402,163
Fidelity Securities Lending Cash Central Fund 4.87% (e)(f)	6,391,236	6,391,875
TOTAL MONEY MARKET FUNDS (Cost $268,794,038)		268,794,038

TOTAL INVESTMENT IN SECURITIES - 105.9% (Cost $3,016,128,789)	2,970,997,267
NET OTHER ASSETS (LIABILITIES) - (5.9)%	(166,523,471)
NET ASSETS - 100.0%	2,804,473,796

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	425	Dec 2024	23,938,125	(322,196)	(322,196)
ICE MSCI EAFE Index Contracts (United States)	409	Dec 2024	48,061,590	(710,293)	(710,293)
TME S&P/TSX 60 Index Contracts (Canada)	38	Dec 2024	7,899,939	(96,021)	(96,021)

TOTAL FUTURES CONTRACTS					(1,128,510)
The notional amount of futures purchased as a percentage of Net Assets is 2.8%

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $65,952,327 or 2.4% of net assets.

(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)	Non-income producing
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.87%	-	525,494,842	263,092,679	247,743	-	-	262,402,163	0.5%
Fidelity Securities Lending Cash Central Fund 4.87%	-	6,584,350	192,475	133	-	-	6,391,875	0.0%
Total	-	532,079,192	263,285,154	247,876	-	-	268,794,038

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	284,600,266	81,785,392	202,814,874	-
Consumer Discretionary	152,562,012	41,193,794	111,368,218	-
Consumer Staples	291,791,349	141,684,517	150,106,832	-
Energy	75,921,302	48,019,947	27,901,355	-
Financials	578,558,727	97,624,033	480,906,359	28,335
Health Care	373,267,218	65,851,665	307,415,553	-
Industrials	280,955,004	140,032,974	140,922,030	-
Information Technology	184,675,595	-	184,675,595	-
Materials	64,812,594	53,754,268	11,058,326	-
Real Estate	86,749,917	22,636,966	64,112,951	-
Utilities	215,462,989	75,475,718	139,987,271	-

Investment Companies	112,846,256	112,846,256	-	-

Money Market Funds	268,794,038	268,794,038	-	-
Total Investments in Securities:	2,970,997,267	1,149,699,568	1,821,269,364	28,335
Derivative Instruments: Liabilities
Futures Contracts	(1,128,510)	(1,128,510)	-	-
Total Liabilities	(1,128,510)	(1,128,510)	-	-
Total Derivative Instruments:	(1,128,510)	(1,128,510)	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	0	(1,128,510)
Total Equity Risk	0	(1,128,510)
Total Value of Derivatives	0	(1,128,510)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements
Statement of Assets and Liabilities
As of October 31, 2024
Assets
Investment in securities, at value (including securities loaned of $6,193,397) - See accompanying schedule:
Unaffiliated issuers (cost $2,747,334,751)	$2,702,203,229
Fidelity Central Funds (cost $268,794,038)	268,794,038

Total Investment in Securities (cost $3,016,128,789)		$2,970,997,267
Segregated cash with brokers for derivative instruments		1,878,534
Foreign currency held at value (cost $60,194,046)		60,219,080
Receivable for investments sold		191,119,877
Receivable for fund shares sold		530,418,637
Dividends receivable		753,215
Distributions receivable from Fidelity Central Funds		187,647
Prepaid expenses		19,999
Receivable from investment adviser for expense reductions		401,313
Total assets		3,755,995,569
Liabilities
Payable for investments purchased	$941,170,853
Payable for fund shares redeemed	3,026,978
Accrued management fee	105,948
Payable for daily variation margin on futures contracts	334,004
Other payables and accrued expenses	492,115
Collateral on securities loaned	6,391,875
Total liabilities		951,521,773
Net Assets		$2,804,473,796
Net Assets consist of:
Paid in capital		$2,850,327,218
Total accumulated earnings (loss)		(45,853,422)
Net Assets		$2,804,473,796
Net Asset Value, offering price and redemption price per share ($2,804,473,796 ÷ 276,824,832 shares)		$10.13
Statement of Operations
For the period July 25, 2024 (commencement of operations) through October 31, 2024
Investment Income
Dividends		$1,215,274
Interest		688
Income from Fidelity Central Funds (including $133 from security lending)		247,876
Income before foreign taxes withheld		$1,463,838
Less foreign taxes withheld		(89,207)
Total income		1,374,631
Expenses
Management fee	$120,708
Custodian fees and expenses	53,811
Independent trustees' fees and expenses	30
Registration fees	443,376
Audit fees	33,604
Interest	1,270
Miscellaneous	206
Total expenses before reductions	653,005
Expense reductions	(434,382)
Total expenses after reductions		218,623
Net Investment income (loss)		1,156,008
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	39,537
Foreign currency transactions	(353,898)
Futures contracts	(650,761)
Total net realized gain (loss)		(965,122)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(45,131,522)
Assets and liabilities in foreign currencies	215,724
Futures contracts	(1,128,510)
Total change in net unrealized appreciation (depreciation)		(46,044,308)
Net gain (loss)		(47,009,430)
Net increase (decrease) in net assets resulting from operations		$(45,853,422)
Statement of Changes in Net Assets

For the period July 25, 2024 (commencement of operations) through October 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,156,008
Net realized gain (loss)	(965,122)
Change in net unrealized appreciation (depreciation)	(46,044,308)
Net increase (decrease) in net assets resulting from operations	(45,853,422)
Share transactions
Proceeds from sales of shares	2,872,906,488
Cost of shares redeemed	(22,579,270)

Net increase (decrease) in net assets resulting from share transactions	2,850,327,218
Total increase (decrease) in net assets	2,804,473,796

Net Assets
Beginning of period	-
End of period	$2,804,473,796

Other Information
Shares
Sold	279,018,399
Redeemed	(2,193,567)
Net increase (decrease)	276,824,832

Financial Highlights
Fidelity® SAI Global ex U.S. Low Volatility Index Fund

Years ended October 31,	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.03
Net realized and unrealized gain (loss)	.10 D
Total from investment operations	.13
Net asset value, end of period	$10.13
Total Return E,F	1.30%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.75% I,J
Expenses net of fee waivers, if any	.26 % I,J,K
Expenses net of all reductions	.26% I,J,K
Net investment income (loss)	1.37% I,J
Supplemental Data
Net assets, end of period (000 omitted)	$2,804,474
Portfolio turnover rate L	204 % M,N

AFor the period July 25, 2024 (commencement of operations) through October 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAudit fees are not annualized.
KThe size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
MPortfolio turnover rate excludes securities received or delivered in-kind.
NAmount not annualized.
Notes to Financial Statements

For the period ended October 31, 2024

1. Organization.
Fidelity SAI Global ex U.S. Low Volatility Index Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds ,including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2024 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of October 31, 2024, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$10,350,733
Gross unrealized depreciation	(56,848,271)
Net unrealized appreciation (depreciation)	$(46,497,538)
Tax Cost	$3,017,398,784

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$1,013,350
Capital loss carryforward	$(584,958)
Net unrealized appreciation (depreciation) on securities and other investments	$(46,281,814)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$-
Long-term	(584,958)
Total capital loss carryforward	$(584,958)

The tax character of distributions paid was as follows:

October 31, 2024A
Tax-exempt Income	$-
Ordinary Income	-
Long-term Capital Gains	-
Tax Return of Capital	-
Total	$-

A For the period July 25, 2024 (commencement of operations) through October 31, 2024.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncement. In November 2023, the FASB issued Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures. Effective for fiscal years beginning after December 15, 2023 and interim periods within fiscal years beginning after December 15, 2024, the amendments enhance required disclosures of segment information for public entities on an annual and interim basis. The ASU allows for early adoption with updates applied retrospectively. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI Global ex U.S. Low Volatility Index Fund	1,761,353,541	638,615,750
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .15% of the Fund's average net assets.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity SAI Global ex U.S. Low Volatility Index Fund	Borrower	8,990,000	5.09%	1,270

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

Affiliated Exchanges In-Kind. Shares that were exchanged for investments, including accrued interest and cash, if any, are shown in the table below. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

	Shares	Total Proceeds ($)
Fidelity SAI Global ex U.S. Low Volatility Index Fund	162,914,102	1,676,879,291
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity SAI Global ex U.S. Low Volatility Index Fund	14	-	-

8. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .25% of average net assets. This reimbursement will remain in place through February 28, 2026.

During the period this reimbursement reduced the Fund's expenses by $434,382.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Concord Street Trust and Shareholders of Fidelity SAI Global ex U.S. Low Volatility Index Fund

Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity SAI Global ex U.S. Low Volatility Index Fund (one of the funds constituting Fidelity Concord Street Trust, referred to hereafter as the "Fund") as of October 31, 2024, and the related statements of operations and changes in net assets, including the related notes, and the financial highlights for the period July 25, 2024 (commencement of operations) through October 31, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2024, and the results of its operations, changes in its net assets, and the financial highlights for the period July 25, 2024 (commencement of operations) through October 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audit of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
December 13, 2024

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.
Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund will notify shareholders in January 2025 of amounts for use in preparing 2024 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity SAI Global ex U.S. Low Volatility Index Fund

At its March 2024 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreement with Geode Capital Management, LLC (Geode) (together, the Advisory Contracts) for the fund. FMR and the sub-adviser are collectively referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity and Geode, and also considered the fund's investment objective, strategies, and related investment philosophy. The Board considered the structure of the investment personnel compensation program and whether the structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's  and Geode's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of advisory, administrative, and shareholder services to be performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund. The Board also considered the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.

Investment Performance. The fund is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund's Advisory Contracts. The Board considered Geode's experience in managing certain existing equity index mutual funds.

Based on its review, the Board concluded that the nature, extent, and quality of services to be provided to the fund under the Advisory Contracts should benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio. In reviewing the Advisory Contracts, the Board considered the fund's proposed management fee rate out of which FMR will pay all "fund-level" expenses, with certain limited exceptions, and the projected total expense ratio of the fund. The Board noted that the fund's proposed management fee rate is above the median fee rate of funds with similar Morningstar investment objective categories and comparable investment mandates, regardless of whether their management fee structures are comparable. The Board also considered that the projected total net expense ratio of the fund is above the median of those funds and classes used by the Board for management fee comparisons that have a similar sales load structure.

The Board also noted that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non-operating expenses such as brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable), as a percentage of its average net assets exceed 0.25% through February 28, 2026.

Based on its review, the Board concluded that the fund's management fee and projected total expense ratio were reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.

Costs of the Services and Profitability. The fund is a new fund and therefore no revenue, cost, or profitability data were available for the Board to review in respect of the fund at the time it approved the Advisory Contracts. In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders.

Economies of Scale. The Board will consider economies of scale when there is operating experience to permit assessment thereof. It noted that, notwithstanding the entrepreneurial risk associated with a new fund, the management fee was at a level normally associated with very high fund net assets, and Fidelity asserted to the Board that the level of the fee anticipated economies of scale at lower asset levels even before, if ever, economies of scale are achieved. The Board also noted that the fund and its shareholders would have access to the very considerable number and variety of services available through Fidelity and its affiliates.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory and sub-advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be approved.

1.9912327.100
GEU-ANN-1224
Fidelity® SAI International Small Cap Index Fund

Annual Report
October 31, 2024
Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® SAI International Small Cap Index Fund
Schedule of Investments October 31, 2024
Showing Percentage of Net Assets
Common Stocks - 98.1%
	Shares	Value ($)
Australia - 9.3%
Abacus Group unit	128,732	102,307
Abacus Storage King	167,767	138,139
Accent Group Ltd.	111,639	172,559
AGL Energy Ltd.	172,182	1,182,204
Alpha HPA Ltd. (a)	258,560	173,541
ALS Ltd.	137,585	1,270,101
Amotiv Ltd.	37,817	263,214
AMP Ltd.	739,375	690,683
Ansell Ltd.	41,398	841,819
ARB Corp. Ltd.	22,419	607,363
Arena (REIT) unit	101,680	267,386
Atlas Arteria Ltd. unit	308,684	988,168
Aub Group Ltd.	31,543	661,054
Audinate Group Ltd. (a)(b)	21,537	131,250
Aurizon Holdings Ltd.	523,276	1,160,243
Aussie Broadband Ltd.	67,119	160,286
Austal Ltd.	92,664	200,082
AVZ Minerals Ltd. (a)(b)(c)	776,046	5
Bank of Queensland Ltd.	187,883	803,634
Bapcor Ltd.	96,801	290,046
Beach Energy Ltd.	455,506	373,086
Bega Cheese Ltd.	72,595	244,680
Bellevue Gold Ltd. (a)	335,297	355,811
Bendigo & Adelaide Bank Ltd.	161,150	1,298,358
Boss Energy Ltd. (a)	116,851	259,859
Breville Group Ltd.	28,528	592,969
Brickworks Ltd.	21,506	382,055
BWP Trust	160,022	361,469
Capricorn Metals Ltd. (a)(c)	90,295	374,960
Centuria Capital Group unit	189,939	229,422
Centuria Industrial REIT	152,937	305,477
Centuria Office REIT unit	119,469	93,629
Challenger Ltd.	147,587	584,525
Champion Iron Ltd.	110,667	424,748
Charter Hall Group unit	134,754	1,329,728
Charter Hall Long Wale REIT unit	185,693	473,033
Charter Hall Retail REIT	147,408	326,347
Charter Hall Social Infrastructure REIT (b)	94,726	161,462
Clarity Pharmaceuticals Ltd. (a)(b)	62,669	278,929
Cleanaway Waste Management Ltd.	601,764	1,077,394
Clinuvel Pharmaceuticals Ltd. (b)	11,263	104,871
Codan Ltd./Australia	28,335	293,163
Collins Foods Ltd.	31,371	171,273
Coronado Global Resources, Inc. CDI (b)(d)	237,498	158,208
Corporate Travel Management Ltd.	35,053	283,963
Credit Corp. Group Ltd. (b)	19,322	218,314
Cromwell Property Group unit	420,040	114,362
Data#3 Ltd.	39,516	189,310
De Grey Mining Ltd. (a)	545,453	542,985
Deep Yellow Ltd. (a)	266,177	236,138
Deterra Royalties Ltd.	120,418	291,328
Dexus Industria (REIT)	61,526	108,819
Dicker Data Ltd.	22,881	129,177
Domain Holdings Australia Ltd.	71,270	140,474
Dominos Pizza Enterprises Ltd. (b)	19,682	430,751
Downer EDI Ltd.	181,505	665,042
DroneShield Ltd. (a)(b)	204,702	126,728
Eagers Automotive Ltd.	44,251	321,058
EBOS Group Ltd.	44,401	959,937
Elders Ltd.	44,246	246,807
Emerald Resources NL (a)	149,944	411,831
Evolution Mining Ltd.	564,900	1,936,789
EVT Ltd. (b)	25,232	180,161
Firefinch Ltd. (b)(c)	325,521	2
Fleetpartners Group Ltd. (a)	64,047	122,763
Flight Centre Travel Group Ltd. (b)	53,382	558,325
G8 Education Ltd.	207,444	181,289
Genesis Minerals Ltd. (a)	288,057	459,953
Gold Road Resources Ltd.	308,615	402,518
GrainCorp Ltd.	60,255	356,046
Growthpoint Properties Australia Ltd.	76,727	132,749
Hansen Technologies Ltd.	51,648	168,660
Harvey Norman Holdings Ltd.	158,440	475,175
Healius Ltd. (a)(b)	186,377	201,623
HealthCo REIT	126,743	95,645
Helia Group Ltd.	81,804	217,354
Hmc Capital Ltd.	70,284	466,740
HomeCo Daily Needs (REIT) unit	471,927	374,277
HUB24 Ltd.	21,870	984,311
IDP Education Ltd.	75,299	685,518
IGO Ltd.	194,208	665,291
Iluka Resources Ltd.	121,872	468,382
Imdex Ltd.	145,044	246,405
Incitec Pivot Ltd.	548,317	1,081,675
Ingenia Communities Group unit	109,565	345,571
Inghams Group Ltd.	106,106	199,441
Insignia Financial Ltd.	152,930	331,006
IPH Ltd.	63,506	223,452
Iress Ltd. (a)	53,228	346,136
JB Hi-Fi Ltd.	31,086	1,668,145
Johns Lyng Group Ltd. (b)	59,622	149,287
Judo Capital Holdings Ltd. (a)(b)	207,486	254,982
Jumbo Interactive Ltd.	15,102	127,436
Kelsian Group Ltd. (b)	52,289	133,873
Lendlease Group unit	186,424	825,990
Leo Lithium Ltd. (a)(c)	273,636	90,940
Lifestyle Communities Ltd. (b)	30,874	174,029
Liontown Resources Ltd. (a)(b)	415,696	222,081
Lovisa Holdings Ltd.	17,253	335,244
Lynas Rare Earths Ltd. (a)(b)	252,227	1,253,508
MA Financial Group Ltd. (b)	28,168	118,279
Maas Group Holdings Ltd. (b)	32,828	100,903
Mader Group Ltd. (b)	16,764	66,792
Magellan Financial Group Ltd.	51,724	362,379
Magellan Financial Group Ltd. warrants 4/16/27 (a)	5,527	469
McMillan Shakespeare Ltd.	15,012	144,058
Megaport Ltd. (a)	45,972	208,650
Mesoblast Ltd. (a)(b)	257,932	221,529
Metcash Ltd.	293,278	588,276
Monadelphous Group Ltd.	26,443	217,996
Nanosonics Ltd. (a)	73,653	153,599
National Storage REIT unit	368,504	606,262
Netwealth Group Ltd.	34,763	627,216
Neuren Pharmaceuticals Ltd. (a)	33,381	268,664
New Hope Corp. Ltd.	144,765	462,206
NEXTDC Ltd. (a)	171,309	1,829,937
NIB Holdings Ltd.	138,317	523,578
Nick Scali Ltd.	21,635	198,926
Nine Entertainment Co. Holdings Ltd.	380,859	293,028
NRW Holdings Ltd.	123,014	310,005
Nufarm Ltd. (b)	103,725	261,383
Nuix Ltd. (a)	59,495	300,475
Objective Corp. Ltd.	8,056	85,408
oOh!media Ltd.	144,544	117,236
Orora Ltd.	381,938	603,674
Paladin Energy Ltd. (Australia) (a)	81,037	533,516
Pepper Money Ltd.	51,356	47,895
Perenti Ltd.	223,592	171,776
Perpetual Trustees Australia Ltd. (b)	29,140	386,668
Perseus Mining Ltd. (Australia)	391,011	731,049
PEXA Group Ltd. (a)	37,889	336,607
Pinnacle Investment Management Group Ltd.	40,603	533,292
PolyNovo Ltd. (a)	186,952	250,015
Premier Investments Ltd.	27,238	599,397
PWR Holdings Ltd.	24,034	143,406
Qube Holdings Ltd.	475,862	1,160,606
Ramelius Resources Ltd.	316,874	494,396
Redox Ltd.	59,252	142,861
Region RE Ltd. unit	328,511	472,400
Regis Resources Ltd. (a)	215,182	379,044
Resolute Mng Ltd. (a)	606,860	324,482
Rural Funds Group unit	112,378	137,709
Sandfire Resources NL (a)	129,952	879,477
SG Fleet Group Ltd.	38,511	68,407
Sigma Healthcare Ltd.	395,208	507,391
Silex Systems Ltd. (a)(b)	50,435	171,140
SiteMinder Ltd. (a)	62,690	270,790
Smartgroup Corp. Ltd.	35,923	182,259
Spartan Resources Ltd. (a)	218,732	227,367
Stanmore Resources Ltd.	103,863	213,117
Steadfast Group Ltd.	298,763	1,075,983
Super Retail Group Ltd.	44,980	426,523
Tabcorp Holdings Ltd.	660,362	202,572
Technology One Ltd.	83,440	1,329,866
Telix Pharmaceuticals Ltd. (a)	71,495	976,953
Temple & Webster Group Ltd. (a)	23,898	180,553
The Star Entertainment Group Ltd. (a)(b)	694,449	108,264
Vault Minerals Ltd. (a)	1,749,888	450,718
Ventia Services Group Pty Ltd.	229,532	689,355
Viva Energy Group Ltd. (d)	315,567	542,863
Vulcan Steel Ltd.	18,365	89,759
WA1 Resources Ltd. (a)	11,888	104,742
Waypoint (REIT) unit	189,752	309,161
Web Travel Group Ltd. (a)	104,847	275,346
West African Resources Ltd. (a)	307,588	369,257
Westgold Resources Ltd.	268,053	564,231
Whitehaven Coal Ltd.	226,383	1,012,472
WorleyParsons Ltd.	134,747	1,237,341
Yancoal Australia Ltd.	113,191	484,361
Zip Co. Ltd. (a)	342,771	668,228
TOTAL AUSTRALIA		72,053,879
Austria - 1.0%
ams-OSRAM AG (a)	28,604	276,583
Andritz AG	19,232	1,157,900
AT&S Austria Technologie & Systemtechnik AG (a)(b)	7,354	134,468
BAWAG Group AG (d)	21,270	1,642,687
CA Immobilien Anlagen AG (b)	10,562	255,511
DO & CO Restaurants & Catering AG	2,192	340,008
EVN AG	10,165	282,506
Immofinanz AG (a)(c)	25,803	0
Immofinanz AG (a)	9,872	160,430
Kontron AG (b)	11,095	186,701
Lenzing AG (a)	5,589	189,678
Oesterreichische Post AG (b)	9,488	300,845
Palfinger AG	4,300	94,716
PORR AG	4,992	78,736
Raiffeisen International Bank-Holding AG	37,565	673,803
S IMMO AG rights (a)(c)	11,010	0
Schoeller-Bleckmann Oilfield Equipment AG	2,911	87,552
UNIQA Insurance Group AG	34,693	272,463
Vienna Insurance Group AG	10,951	348,425
Wienerberger AG	31,813	958,547
TOTAL AUSTRIA		7,441,559
Bailiwick of Guernsey - 0.0%
Balanced Commercial Property Trust Ltd.	197,909	243,710
Bailiwick of Jersey - 0.1%
JTC PLC (d)	45,436	602,279
Belgium - 1.3%
Ackermans & Van Haaren SA	6,099	1,238,603
Aedifica SA	13,538	869,568
Barco NV (b)	18,333	226,339
Bekaert SA	9,935	362,028
Bpost SA	28,110	73,537
Cofinimmo SA	10,894	686,705
Colruyt NV	10,771	502,623
Deme Group NV	2,163	328,451
Fagron NV	18,557	374,237
Galapagos NV (a)	13,171	351,620
KBC Ancora	10,867	548,475
Kinepolis Group NV (b)	3,841	161,482
Melexis NV	5,753	373,279
Montea SICAFI SCA	5,210	379,701
Ontex Group NV (a)(b)	18,727	156,648
Proximus	38,704	281,651
Recticel SA	11,926	156,189
Retail Estates NV	3,312	223,723
Shurgard Self Storage SA	9,892	420,717
Solvay SA Class A	21,097	850,463
Tessenderlo Group (b)	7,291	196,683
Umicore SA	56,256	677,288
VGP NV	3,896	325,893
X-Fab Silicon Foundries SE (a)(d)	17,390	82,701
Xior Student Housing NV	9,678	323,186
Xior Student Housing NV rights (a)	9,309	5,283
TOTAL BELGIUM		10,177,073
Bermuda - 0.0%
Cool Co. Ltd.	6,859	68,339
Brazil - 0.0%
Karoon Energy Ltd.	230,652	210,247
China - 0.5%
CITIC 1616 Holdings Ltd.	472,000	135,304
E-Commodities Holdings Ltd.	360,000	65,690
ESR Group Ltd. (d)	419,800	569,129
Health & Happiness H&H International Holdings Ltd.	65,500	86,011
Kerry Logistics Network Ltd.	101,500	95,324
OSL Group Ltd. (a)(b)	97,000	89,780
Sasseur (REIT)	153,600	79,899
Shangri-La Asia Ltd.	406,000	293,278
Theme International Holdings Ltd.	1,330,000	66,579
VSTECS Holdings Ltd.	180,000	104,080
Xinyi Glass Holdings Ltd.	505,549	574,094
Yangzijiang Shipbuilding Holdings Ltd.	735,900	1,429,704
Yanlord Land Group Ltd. (a)	162,400	85,594
TOTAL CHINA		3,674,466
Cyprus - 0.0%
Atalaya Mining PLC	27,761	132,089
Denmark - 1.9%
ALK-Abello A/S (a)	37,454	876,034
Alm. Brand A/S	239,038	464,290
Ambu A/S Series B (a)	53,529	990,533
Bavarian Nordic A/S (a)	22,255	696,752
Better Collective A/S (a)(b)	10,685	140,200
Cadeler A/S (a)	60,104	403,782
cBrain A/S	3,079	78,392
Cementir SpA	13,386	138,908
Chemometec A/S	4,510	263,060
D/S Norden A/S	5,854	200,774
DFDS A/S	8,960	203,822
FLSmidth & Co. A/S	12,322	642,176
GN Store Nord A/S (a)	38,690	752,333
H Lundbeck A/S	79,573	518,206
H Lundbeck A/S Class A	11,119	58,045
ISS A/S	44,948	863,206
Jyske Bank A/S (Reg.)	13,678	953,785
Matas A/S	9,767	174,895
Netcompany Group A/S (a)(d)	12,835	610,143
Nilfisk Holding A/S (a)	3,393	56,997
NKT A/S (a)	15,309	1,428,714
NTG Nordic Transport Group A/S (a)	1,702	68,872
Per Aarsleff Holding A/S	4,934	291,029
Ringkjoebing Landbobank A/S	7,573	1,246,753
Royal Unibrew A/S	14,235	1,063,824
Scandinavian Tobacco Group A/S (d)	14,601	219,300
Schouw & Co.	3,540	293,204
Spar Nord Bank A/S	19,947	383,946
Svitzer A/S	4,012	139,355
Sydbank A/S	15,502	736,926
TOTAL DENMARK		14,958,256
Egypt - 0.1%
Centamin PLC	329,961	675,644
Faroe Islands - 0.1%
Bakkafrost	14,305	858,935
Finland - 1.2%
Cargotec Corp. (B Shares)	11,012	665,754
Citycon Oyj	27,241	105,429
Finnair Oyj (a)	25,972	65,867
Harvia Oyj	4,478	221,872
Huhtamaki Oyj	27,528	1,079,167
Kalmar Oyj (B Shares)	11,005	342,661
Kemira Oyj	31,004	658,304
Kempower OYJ (a)(b)	5,694	61,875
Kojamo OYJ (a)	38,939	383,321
Konecranes Oyj	19,195	1,322,708
Mandatum Holding OY	128,605	593,694
Marimekko Oyj	8,559	118,982
Metsa Board OYJ (B Shares)	45,947	246,696
Musti Group OYJ	1,878	47,086
Nokian Tyres PLC	33,825	280,511
Outokumpu Oyj (A Shares)	104,186	373,077
Puuilo Oyj	21,518	215,922
Qt Group Oyj (a)	5,458	414,398
Revenio Group Oyj	6,034	193,623
TietoEVRY Oyj	30,678	570,627
Tokmanni Group Corp.	13,205	150,532
Valmet Corp.	42,067	1,075,780
YIT OYJ	39,403	111,609
TOTAL FINLAND		9,299,495
France - 3.3%
Abivax SA (a)	9,701	101,895
Air France KLM (Reg.) (a)(b)	33,809	332,011
Altarea SCA	1,583	173,913
Alten SA	8,546	722,292
Antin Infrastructure Partners SA	10,450	119,808
Aubay	2,050	100,345
Beneteau SA (b)	10,510	115,008
Carmila SA	16,313	306,269
Casino Guichard Perrachon SA (a)(b)	39,139	92,384
Clariane SE (a)	30,198	67,667
Coface SA	29,956	482,904
Compagnie des Alpes	5,589	91,313
Derichebourg	27,761	157,025
Elior SA (a)(d)	32,589	148,814
Elis SA	50,342	1,138,998
Emeis SA (a)	20,254	134,215
Equasens (b)	1,479	78,106
Eramet SA (b)	2,469	145,160
Esker SA	1,556	442,091
Esso SA Francaise	724	81,431
Etablissements Maurel & Prom	17,206	89,836
Eutelsat Communications (a)(b)	34,643	144,778
Exclusive Networks SA (a)	3,906	100,483
Fnac Darty SA	2,881	80,539
Forvia SE	45,245	426,992
Gaztransport et Technigaz SA	10,037	1,456,427
ICADE	9,926	259,560
ID Logistics Group (a)	796	354,565
Imerys SA	9,694	312,965
Interparfums SA (b)	6,386	291,053
Ipsos SA	11,046	541,649
JCDecaux SA (a)	18,266	344,327
Kaufman & Broad SA	3,117	115,108
LISI	4,570	110,854
Manitou BF SA	2,797	52,756
Mercialys SA	26,825	315,716
Mersen SA	6,376	147,726
Metropole Television SA	7,199	90,523
Neoen SA (d)	19,502	836,865
Nexans SA	8,733	1,211,163
Nexity (a)(b)	10,665	165,312
Opmobility	16,893	165,011
OVH Groupe SAS (a)(b)	10,735	101,823
Peugeot Invest	1,470	121,364
Pierre Et Vacances La Defense (a)(b)	39,563	61,367
Planisware SAS	4,916	119,407
Pluxee France SA	25,244	526,392
Quadient SA	7,764	135,800
Remy Cointreau SA	6,505	409,364
Rubis SCA	22,256	544,218
SCOR SE	43,471	933,890
Seche Environment SA	705	69,861
Societe BIC SA	6,615	482,816
Soitec SA (a)	7,125	561,503
Sopra Steria Group	4,398	841,014
SPIE SA	40,394	1,457,882
Technip Energies NV	44,018	1,093,592
Television Francaise 1 SA	11,718	96,808
Trigano SA	2,499	339,786
Ubisoft Entertainment SA (a)	27,526	414,805
Valeo SA	62,973	609,366
Vallourec SA (a)	45,791	749,628
Valneva SE (a)(b)	38,879	109,194
Verallia SA (d)	20,627	591,889
Vicat SA	5,131	190,041
Virbac SA	1,206	455,860
Voltalia SA (a)(b)	11,135	102,832
VusionGroup (b)	2,054	322,624
Wavestone	2,182	115,707
Wendel SA	6,930	687,475
Worldline SA (a)(d)	60,745	424,204
TOTAL FRANCE		25,316,369
Gabon - 0.0%
BW Energy Ltd. (a)	19,928	41,486
Georgia - 0.1%
Bank of Georgia Group PLC	9,584	514,096
TBC Bank Group PLC	11,839	419,809
TOTAL GEORGIA		933,905
Germany - 3.5%
1&1 AG	10,119	142,430
About You Holding AG (a)	15,520	51,743
Adesso AG	932	68,025
Adtran Networks SE	4,998	106,339
Aixtron AG (b)	32,355	512,779
Amadeus Fire AG	1,535	131,071
Aroundtown SA (a)(b)	219,243	650,101
ATOSS Software AG	2,260	297,948
Aurubis AG (b)	8,933	701,072
Auto1 Group SE (a)(d)	31,121	318,038
BayWa AG (a)(b)	4,426	48,625
Bilfinger Berger AG	8,051	386,205
Borussia Dortmund GmbH & Co. KGaA (b)	21,823	80,946
CANCOM AG	8,893	237,578
CECONOMY AG (a)	42,328	136,285
Cewe Stiftung & Co. KGAA	1,462	157,121
CompuGroup Medical AG	7,794	115,385
CureVac NV (a)(b)	28,384	79,842
Datagroup AG	1,166	53,333
Dermapharm Holding SE	5,326	180,753
Deutsche Pfandbriefbank AG (a)(b)(d)	38,747	219,797
Deutz AG	37,146	164,855
Douglas AG	9,334	189,862
Duerr AG	14,863	344,685
Eckert & Ziegler Strahlen-und Medizintechnik AG	4,186	178,581
ELMOS Semiconductor AG	1,985	118,539
Encavis AG	34,060	644,649
Energiekontor AG	2,047	109,105
Evotec OAI AG (a)(b)	45,914	355,096
Fielmann AG	7,160	359,430
Flatex AG	22,089	324,369
Formycon AG (a)(b)	2,228	112,693
Fraport AG Frankfurt Airport Services Worldwide (a)(b)	10,519	568,670
Freenet AG	33,670	999,850
Gerresheimer AG	9,840	829,518
GFT Technologies AG	4,818	106,126
Grand City Properties SA (a)	19,985	264,342
Grenkeleasing AG	8,736	173,517
Hamborner (REIT) AG (b)	20,435	144,261
Hamburger Hafen und Logistik AG	6,200	112,895
HelloFresh AG (a)(b)	46,917	516,719
Hensoldt AG	18,110	615,402
Hornbach Holding AG & Co. KGaA	2,935	256,681
Hugo Boss AG	15,018	687,412
Hypoport AG (a)	1,180	275,962
Ionos SE (a)	6,103	166,295
Jenoptik AG	14,692	343,596
JOST Werke AG (d)	3,379	159,149
K+S AG (b)	48,442	587,261
KION Group AG	20,585	798,027
Kloeckner & Co. AG	16,197	82,806
Knaus Tabbert AG (b)	1,279	31,372
Krones AG	4,010	521,681
Lanxess AG	24,631	712,141
MBB SE	519	60,745
Metro Wholesale & Food Specialist AG	25,321	118,848
Montana Aerospace AG (a)(d)	7,792	137,514
mutares AG (b)	3,996	106,928
Nagarro SE (a)(b)	1,941	189,069
Nordex SE (a)(b)	33,822	480,108
NORMA Group AG	8,503	118,019
Northern Data AG (a)(b)	3,382	101,718
Patrizia Immobilien AG	11,679	98,836
Pentixapharm Holding AG	4,186	16,164
Pfeiffer Vacuum Technology AG	959	160,437
PNE AG (b)	9,010	116,431
ProSiebenSat.1 Media AG	40,011	245,899
RENK GmbH	17,064	340,712
SAF-Holland SA	12,753	197,261
Salzgitter AG	6,828	104,203
Schaeffler AG (a)	53,741	268,492
SCHOTT Pharma AG & Co. KGaA	10,761	347,881
secunet Security Network AG	451	52,688
SGL Carbon AG (a)(b)	18,086	92,168
Siltronic AG	5,141	291,350
Sirius Real Estate Ltd.	425,061	489,449
Sixt SE (b)	4,162	328,676
SMA Solar Technology AG (b)	4,583	79,912
Softwareone Holding AG	33,819	305,470
Stabilus Se	7,076	279,783
Steico AG (a)	1,593	38,641
STRATEC Biomedical Systems AG	2,228	87,004
Stroeer SE & Co. KGaA	9,448	560,100
Suedzucker AG (Bearer) (b)	17,386	208,595
SUSS MicroTec SE	5,196	310,857
TAG Immobilien AG (a)	49,980	830,165
Takkt AG	6,467	63,170
TeamViewer AG (a)(d)	42,155	609,172
Thyssenkrupp AG	142,185	495,382
Thyssenkrupp Nucera AG & Co. (a)(b)(d)	7,230	74,555
TUI AG (a)	130,136	1,082,050
United Internet AG	24,621	502,421
VERBIO Vereinigte BioEnergie AG (b)	5,363	82,254
Vossloh AG	2,444	118,302
Wacker Chemie AG	5,217	438,888
Wacker Construction Equipment AG	8,791	135,404
Wuestenrot & Wuerttembergische AG	6,672	86,654
TOTAL GERMANY		27,383,338
Ghana - 0.0%
Tullow Oil PLC (a)(b)	327,614	100,288
Guatemala - 0.1%
Millicom International Cellular SA (depository receipt) (a)	29,446	816,950
Hong Kong - 1.3%
ASMPT Ltd.	88,500	959,414
Bank of East Asia Ltd.	307,181	380,546
Cafe de Coral Holdings Ltd.	100,000	107,273
Citychamp Watch & Jewel Gr Ltd. (a)	370,000	44,380
Cowell e Holdings, Inc. (a)(b)	73,000	225,271
Dah Sing Banking Group Ltd.	120,400	113,384
Dah Sing Financial Holdings Ltd.	54,800	178,659
DFI Retail Group Holdings Ltd.	95,200	225,913
Envision Greenwise Holdings Ltd. (a)(b)	124,000	86,911
Fortune (REIT)	436,000	227,290
Guotai Junan International Holdings Ltd.	799,000	118,024
Hang Lung Properties Ltd.	550,203	462,150
Hao Tian International Construction Investment Group Ltd. (a)(b)	744,000	37,975
HKBN Ltd.	294,500	129,706
Hutchison Port Holdings Trust	1,389,200	217,450
Hutchison Telecommunications Hong Kong Holdings Ltd.	408,000	49,835
Hysan Development Co. Ltd.	174,000	282,220
Johnson Electric Holdings Ltd.	106,535	161,720
Kerry Properties Ltd.	164,000	346,404
Luk Fook Holdings International Ltd.	90,000	172,434
Man Wah Holdings Ltd.	443,200	322,002
Melco Crown Entertainment Ltd. sponsored ADR (a)	63,378	425,900
Melco International Development Ltd. (a)(b)	170,000	104,587
New World Development Co. Ltd. (b)	397,000	399,012
NWS Holdings Ltd.	280,000	288,842
Pacific Basin Shipping Ltd.	1,483,000	408,443
PAX Global Technology Ltd.	195,000	129,189
PCCW Ltd.	1,199,000	658,500
Realord Group Holdings Ltd. (a)(b)	122,000	116,431
Sanergy Group Ltd. (a)	128,000	5,117
SmarTone Telecommunications Holdings Ltd.	92,000	50,109
Stella International Holdings Ltd.	160,500	299,609
Sunevision Holdings Ltd.	202,000	101,056
Super Hi International Holding Ltd. (a)(b)	54,000	89,057
The United Laboratories International Holdings Ltd.	286,000	388,213
Time Interconnect Technology Ltd.	168,000	105,661
United Energy Group Ltd. (b)	2,184,000	91,020
Vitasoy International Holdings Ltd.	226,000	255,613
Viva Goods Co. Ltd. (b)	1,104,000	86,697
Vtech Holdings Ltd.	46,000	342,418
Yue Yuen Industrial (Holdings) Ltd.	227,000	477,183
TOTAL HONG KONG		9,671,618
Indonesia - 0.2%
First Pacific Co. Ltd.	656,000	368,885
First Resources Ltd.	155,800	171,572
Golden Agri-Resources Ltd.	1,810,400	396,396
Nickel Industries Ltd.	486,712	287,545
TOTAL INDONESIA		1,224,398
Ireland - 0.4%
C&C Group PLC (United Kingdom)	109,936	208,950
Cairn Homes PLC	172,553	400,728
COSMO Pharmaceuticals NV	2,229	172,683
Dalata Hotel Group PLC	61,132	284,604
Glanbia PLC	55,910	927,446
Glenveagh Properties PLC (a)(d)	164,515	286,322
Greencore Group PLC (a)	129,651	347,731
Irish Residential Properties REIT PLC	151,701	143,561
Uniphar PLC	65,367	160,693
TOTAL IRELAND		2,932,718
Israel - 3.0%
Africa Israel Residences Ltd.	1,799	125,650
Airport City Ltd. (a)	16,585	253,074
Alony Hetz Properties & Investments Ltd.	46,889	381,092
Amot Investments Ltd.	66,918	326,578
Ashtrom Group Ltd. (a)	11,492	176,282
Aura Investments Ltd.	44,321	225,553
Azorim Investment Development & Construction Co. Ltd. (a)	20,723	109,511
Bezeq The Israel Telecommunication Corp. Ltd.	588,910	756,583
Big Shopping Centers Ltd. (a)	4,515	542,702
Blue Square Real Estate Ltd.	1,612	129,462
Camtek Ltd.	8,375	663,417
Cellcom Israel Ltd. (Israel) (a)	28,216	133,623
Cellebrite DI Ltd. (a)	17,632	320,021
Clal Insurance Enterprises Holdings Ltd. (a)	17,931	344,176
Danel Adir Yeoshua Ltd.	1,395	140,043
Danya Cebus Ltd.	2,185	55,569
Delek Automotive Systems Ltd.	13,690	84,732
Delek Group Ltd.	2,662	314,841
Delta Galil Industries Ltd.	2,919	130,499
Elco Ltd.	2,692	82,876
Electra Consumer Products 1970 Ltd. (a)	3,515	70,489
Electra Israel Ltd.	599	273,454
Electra Real Estate Ltd.	8,488	91,005
Energean PLC	44,431	576,353
Energix-Renewable Energies Ltd.	78,738	274,865
Enlight Renewable Energy Ltd. (a)	33,776	538,000
Equital Ltd. (a)	6,682	242,026
Fattal Holdings 1998 Ltd. (a)	2,125	268,565
FIBI Holdings Ltd.	4,972	233,463
First International Bank of Israel	15,671	697,664
Formula Systems (1985) Ltd.	2,872	246,186
Fox Wizel Ltd.	2,355	173,057
G City Ltd.	28,967	107,712
Harel Insurance Investments and Financial Services Ltd.	29,247	305,275
Hilan Ltd.	4,517	247,649
Isracard Ltd.	53,663	208,305
Israel Canada T.R Ltd.	45,785	171,842
Israel Corp. Ltd. (Class A)	1,098	241,325
Isras Holdings Ltd.	1,067	104,716
Isras Investment Co. Ltd.	342	72,896
Ituran Location & Control Ltd.	4,288	114,618
Kornit Digital Ltd. (a)(b)	13,631	312,014
Kvutzat Acro Ltd.	7,998	110,032
M Yochananof & Sons Ltd.	1,428	85,096
Magic Software Enterprises Ltd.	7,646	86,419
Matrix IT Ltd.	9,866	198,326
Maytronics Ltd.	14,238	35,711
Mega Or Holdings Ltd.	6,895	193,627
Melisron Ltd.	7,385	588,159
Menora Mivtachim Holdings Ltd.	6,156	191,827
Migdal Insurance & Financial Holdings Ltd.	119,894	195,466
Mivne Real Estate KD Ltd.	171,133	468,669
Nano Dimension Ltd. ADR (a)(b)	53,031	115,077
Nayax Ltd. (a)	3,051	89,845
Next Vision Stabilized Systems Ltd.	16,084	183,254
Nova Ltd. (a)	8,272	1,554,550
Oddity Tech Ltd. (a)(b)	8,882	340,980
Oil Refineries Ltd.	729,836	186,393
One Software Technologies Ltd.	13,553	200,640
OPC Energy Ltd. (a)	25,432	206,631
OY Nofar Energy Ltd. (a)	5,510	128,330
Partner Communications Co. Ltd. (a)	39,191	166,817
Paz Retail & Energy Ltd.	2,571	291,138
Perion Network Ltd. (a)	14,041	114,269
Phoenix Financial Ltd.	53,539	621,322
Plus500 Ltd.	21,642	653,565
Prashkovsky Investments & Construction Ltd.	2,104	57,677
Radware Ltd. (a)	10,146	228,386
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	2,540	153,674
Reit 1 Ltd.	56,049	254,928
Retailors Ltd.	5,532	99,771
Sapiens International Corp. NV	9,562	358,884
Sella Capital Real Estate Ltd.	62,921	133,407
Shapir Engineering and Industry Ltd. (a)	40,536	266,843
Shikun & Binui Ltd. (a)	94,937	252,118
Shufersal Ltd.	60,367	536,046
Similarweb Ltd. (a)	9,116	79,400
Strauss Group Ltd.	14,598	246,671
Summit Real Estate Holdings Ltd.	11,553	178,362
Tadiran Group Ltd.	968	51,050
Tel Aviv Stock Exchange Ltd.	25,327	254,596
Tower Semiconductor Ltd. (a)	31,590	1,328,565
YH Dimri Construction & Development Ltd.	2,144	187,742
ZIM Integrated Shipping Services Ltd. (b)	27,395	651,727
TOTAL ISRAEL		23,193,753
Italy - 3.3%
A2A SpA	445,497	1,017,638
ACEA SpA	12,260	232,310
Anima Holding SpA (d)	50,256	305,036
Ariston Holding NV (b)	24,195	101,746
Arnoldo Mondadori Editore SpA	36,431	96,692
Ascopiave SpA	15,776	48,564
Azimut Holding SpA	30,974	766,829
Banca Generali SpA	16,478	730,222
Banca IFIS SpA	6,856	164,217
Banca Monte dei Paschi di Siena SpA	268,898	1,471,829
Banca Popolare di Sondrio SCARL	103,373	771,928
BFF Bank SpA (d)	50,785	495,791
BPER Banca	282,216	1,719,091
Brembo N.V.	42,829	449,054
Brunello Cucinelli SpA	9,589	947,083
Buzzi SpA	24,704	966,847
Carel Industries SpA (b)(d)	14,516	298,427
Cembre SpA	1,659	69,025
CIR SpA (a)	176,793	111,346
CIR SpA rights (a)	176,793	2
Credito Emiliano SpA	24,434	264,186
Cromwell European (REIT)	87,090	152,691
d'Amico International Shipping SA	13,919	74,794
Danieli & C. Officine Meccaniche SpA	3,180	86,130
De'Longhi SpA	21,534	673,663
Digital Value SpA	684	8,140
El.En. Group SpA	12,409	134,979
Enav SpA (d)	76,381	323,527
ERG SpA	14,991	336,565
Ferretti SpA (b)	43,202	126,881
Fila SpA	9,435	101,911
Fincantieri Cantieri Navali It (a)	27,540	153,258
GVS SpA (a)(d)	19,754	132,362
Hera SpA	232,955	891,957
Illimity Bank SpA (b)	17,489	70,768
Industrie de Nora SpA (b)	8,313	78,172
Intercos SpA	13,550	217,253
Interpump Group SpA	21,699	963,950
Iren SpA	167,145	362,351
Italgas SpA	126,663	774,999
Iveco Group NV	50,309	523,814
Juventus Football Club SpA (a)(b)	42,684	113,799
Lottomatica Group SpA	31,919	399,279
LU-VE SpA	2,185	64,528
Maire SpA	42,238	319,084
MARR SpA	9,349	108,812
MFE-MediaForEurope NV	16,583	76,590
MFE-MediaForEurope NV Class A	46,836	153,551
OVS (d)	44,893	137,805
Pharmanutra SpA (b)	959	57,060
Piaggio & C SpA (b)	44,945	108,240
Pirelli & C. SpA (d)	98,696	539,574
Rai Way SpA (d)	26,926	154,352
Reply SpA	6,390	975,186
Reply SpA rights (a)	6,390	0
Safilo Group SpA (a)(b)	58,604	63,874
Saipem SpA (a)	369,810	878,538
Salcef Group SpA	6,238	175,741
Salvatore Ferragamo Italia SpA	19,089	127,595
Sanlorenzo SpA	3,944	148,437
Sesa SpA	2,203	191,465
Sesa SpA rights (a)	2,203	0
SOL SpA	10,364	401,335
Tamburi Investment Partners SpA	26,020	245,106
Technogym SpA (d)	34,076	367,326
Technoprobe SpA (a)	46,787	317,061
Tinexta SpA	5,952	69,987
Unipol Gruppo SpA	112,373	1,397,132
Webuild SpA	145,220	412,284
Webuild SpA warrants 8/2/30 (a)	6,588	18,704
Wiit SpA (b)	3,321	74,416
Zignago Vetro SpA	10,028	114,534
TOTAL ITALY		25,427,423
Japan - 35.2%
77 Bank Ltd.	17,500	450,516
ABC-MART, Inc.	28,200	552,545
ACOM Co. Ltd.	134,200	315,324
Activia Properties, Inc.	182	388,152
Adastria Co. Ltd.	6,900	159,468
Adeka Corp.	22,200	400,502
Advance Logistics Investment Corp.	173	134,984
Advance Residence Investment Corp.	386	775,674
Aeon (REIT) Investment Corp.	448	374,417
Aeon Delight Co. Ltd.	5,600	159,065
AEON Financial Service Co. Ltd.	30,500	245,591
Aeon Hokkaido Corp.	11,800	69,450
AEON MALL Co. Ltd.	25,900	342,979
Ai Holdings Corp.	9,500	144,766
Aica Kogyo Co. Ltd.	15,200	328,923
Aichi Corp.	7,500	58,535
Aichi Financial Group, Inc.	10,400	155,161
Aida Engineering Ltd.	11,700	60,578
Aiful Corp.	90,800	190,804
Ain Holdings, Inc.	7,500	247,686
Air Water, Inc.	52,200	656,627
Aisan Industry Co. Ltd.	8,900	78,742
Aizawa Securities Group Co. Ltd.	4,700	50,257
Alfresa Holdings Corp.	49,000	706,975
Alpen Co. Ltd.	4,400	59,038
Alps Alpine Co. Ltd.	53,000	520,818
Amada Co. Ltd.	92,300	909,608
Amano Corp.	15,300	441,288
Amvis Holdings, Inc.	11,100	144,093
Anritsu Corp.	38,800	292,203
Anycolor, Inc. (a)	7,200	101,674
Aoki International Co. Ltd.	9,700	75,204
Aoyama Trading Co. Ltd.	11,400	97,762
Aozora Bank Ltd. (b)	29,800	513,757
Appier Group, Inc. (a)	17,700	189,812
Arata Corp.	7,600	170,627
Arcland Sakamoto Co. Ltd.	13,880	151,650
ARCS Co. Ltd.	10,400	172,561
ARE Holdings, Inc.	20,000	244,857
Argo Graphics, Inc.	4,500	154,736
Ariake Japan Co. Ltd.	5,100	178,056
Artience Co. Ltd.	10,700	256,457
As One Corp.	16,000	299,214
ASAHI INTECC Co. Ltd.	61,800	990,261
Asahi Yukizai Corp.	3,800	101,380
ASKUL Corp.	10,900	137,447
Atom Corp. (a)(b)	32,600	145,091
Autobacs Seven Co. Ltd.	18,500	172,103
Avex, Inc.	9,100	89,551
Axial Retailing, Inc.	17,100	99,743
AZ-Com Maruwa Holdings, Inc.	16,100	108,638
Azbil Corp.	128,800	1,001,544
Bank of Nagoya Ltd.	2,900	113,552
BayCurrent Consulting, Inc.	37,600	1,221,965
Belc Co. Ltd.	2,900	124,117
Bell System24 Holdings, Inc.	9,500	82,192
Belluna Co. Ltd.	12,100	56,352
Bengo4.Com, Inc. (a)(b)	2,200	42,018
Bic Camera, Inc.	27,000	300,506
Biprogy, Inc.	21,800	687,921
BML, Inc.	6,500	119,159
Bunka Shutter Co. Ltd.	15,300	184,100
C. Uyemura & Co. Ltd.	2,900	201,557
Calbee, Inc.	22,800	509,794
Canon Electronics, Inc.	5,300	83,673
Canon Marketing Japan, Inc.	13,000	390,508
Casio Computer Co. Ltd.	54,500	397,254
Cawachi Ltd.	3,500	57,998
Central Automotive Products Ltd.	3,100	93,368
Central Glass Co. Ltd.	5,900	134,399
Change Holdings, Inc. (b)	10,300	80,972
Chiyoda Corp. (a)	44,900	86,260
Chofu Seisakusho Co. Ltd.	4,900	62,909
Chudenko Corp.	7,500	157,208
Chugin Financial Group, Inc.	42,200	400,991
Chugoku Electric Power Co., Inc.	82,600	601,135
Chugoku Marine Paints Ltd.	10,100	144,266
Citizen Watch Co. Ltd.	56,300	334,711
CKD Corp.	14,600	245,759
Coca-Cola Bottlers Japan, Inc.	37,800	484,173
COLOPL, Inc.	16,500	57,281
Colowide Co. Ltd.	25,000	276,875
Comforia Residential REIT, Inc.	192	376,274
COMSYS Holdings Corp.	32,100	673,494
Comture Corp.	6,800	102,715
Cosmo Energy Holdings Co. Ltd.	17,600	868,731
Cosmos Pharmaceutical Corp.	11,400	547,919
Cover Corp. (a)(b)	9,600	119,549
CRE Logistics REIT, Inc.	159	145,450
Create Restaurants Holdings, Inc.	32,910	262,169
Create SD Holdings Co. Ltd.	7,600	149,275
Credit Saison Co. Ltd.	42,300	951,423
Curves Holdings Co. Ltd.	13,000	68,808
CyberAgent, Inc.	122,400	798,991
Cybozu, Inc.	6,700	91,993
Dai-Dan Co. Ltd.	7,800	152,297
Daicel Chemical Industries Ltd.	67,100	592,229
Daido Steel Co. Ltd.	36,700	284,179
Daiei Kankyo Co. Ltd.	11,400	235,136
Daihen Corp.	5,100	211,561
Daiichikosho Co. Ltd.	20,100	251,163
Daikokutenbussan Co. Ltd.	1,500	103,932
Daio Paper Corp.	24,800	140,614
Daiseki Co. Ltd.	13,680	349,275
Daishi Hokuetsu Financial Group, Inc.	19,600	311,177
Daiwa House REIT Investment Corp.	657	1,000,714
Daiwa Industries Ltd.	7,200	68,100
Daiwa Office Investment Corp.	162	319,925
Daiwa Securities Living Invest	546	328,388
Daiwabo Holdings Co. Ltd.	23,300	419,432
DCM Holdings Co. Ltd.	26,800	250,842
DeNA Co. Ltd.	20,700	253,605
Denka Co. Ltd.	22,600	319,394
Dentsu Soken, Inc.	7,400	263,377
Descente Ltd.	8,700	246,431
Dexerials Corp.	46,500	709,942
Dic Corp.	21,700	472,436
Digital Arts, Inc.	3,000	102,104
Digital Garage, Inc.	8,100	167,144
Dip Corp.	9,300	163,475
Dmg Mori Co. Ltd.	38,500	734,120
Doshisha Co. Ltd.	7,000	100,982
Doutor Nichires Holdings Co., Ltd.	8,200	120,239
Dowa Holdings Co. Ltd.	14,900	506,230
DTS Corp.	10,100	261,606
Duskin Co. Ltd.	11,400	302,076
Dydo Group Holdings, Inc.	5,600	112,305
Eagle Industry Co. Ltd.	5,600	74,200
Earth Corp.	4,400	150,314
Ebara Corp.	131,600	1,977,738
EDION Corp.	19,000	220,054
eGuarantee, Inc.	10,100	100,081
Eiken Chemical Co. Ltd.	8,100	131,100
Eizo Corp.	8,200	120,828
Elecom Co. Ltd.	12,900	121,612
Electric Power Development Co. Ltd.	41,600	695,195
en japan, Inc.	8,500	135,375
Enplas Corp.	1,700	75,441
ES-Con Japan Ltd.	11,000	70,889
euglena Co. Ltd. (a)(b)	28,700	78,165
Exedy Corp.	10,300	283,340
Exeo Group, Inc.	51,100	522,997
Ezaki Glico Co. Ltd.	13,500	397,741
Fancl Corp.	9,200	168,473
FCC Co. Ltd.	9,600	149,298
Ferrotec Holdings Corp.	12,600	210,545
Financial Products Group Co. Ltd.	17,200	264,207
Food & Life Companies Ltd.	31,400	619,196
FP Corp.	13,100	229,502
FP Partner, Inc. (b)	2,300	44,001
Freee KK (a)	12,700	237,000
Frontier Real Estate Investment Corp.	146	387,708
Fuji Co. Ltd.	8,700	116,740
Fuji Corp.	22,100	325,196
Fuji Kyuko Co. Ltd.	6,200	104,021
Fuji Media Holdings, Inc.	13,200	149,219
Fuji Oil Holdings, Inc.	11,100	238,940
Fuji Seal International, Inc.	10,900	185,105
Fuji Soft ABC, Inc.	15,300	936,821
Fujikura Ltd.	71,600	2,631,533
Fujimi, Inc.	14,700	226,161
Fujio Food Group, Inc. (a)	5,100	46,444
Fujita Kanko, Inc. (a)	2,100	128,090
Fujitec Co. Ltd.	16,800	604,501
Fujitsu General Ltd.	17,200	214,497
Fujiya Co. Ltd.	2,900	50,566
Fukuda Denshi Co. Ltd.	4,300	216,572
Fukuoka (REIT) Investment Fund	192	179,116
Fukuoka Financial Group, Inc.	49,500	1,129,173
Fukushima Galilei Co. Ltd.	3,400	122,784
Fukuyama Transporting Co. Ltd.	5,200	132,245
Funai Soken Holdings, Inc.	9,800	155,984
Furukawa Co. Ltd.	7,300	79,279
Furukawa Electric Co. Ltd.	19,200	472,204
Furuya Metal Co. Ltd.	4,700	122,031
Fuso Chemical Co. Ltd.	5,500	134,142
Future Corp.	12,300	157,493
Fuyo General Lease Co. Ltd.	4,800	339,664
G-7 Holdings, Inc.	5,700	53,381
G-Tekt Corp.	6,800	69,833
Genda, Inc. (a)(b)	5,800	101,261
Genky DrugStores Co. Ltd.	4,400	89,321
Geo Holdings Corp.	6,700	66,920
Global One Real Estate Investment Corp.	288	185,553
Glory Ltd.	11,700	189,768
GLP J-REIT	1,321	1,161,583
GMO Financial Gate, Inc.	1,100	55,182
GMO Financial Holdings, Inc.	11,900	49,710
GMO Internet, Inc.	18,800	324,904
GMO Payment Gateway, Inc.	12,000	718,765
GNI Group Ltd. (a)	14,300	285,202
Godo Steel Ltd.	2,700	68,786
Goldcrest Co. Ltd.	4,000	77,963
GOLDWIN, Inc.	6,000	311,193
GREE, Inc.	19,800	60,360
GS Yuasa Corp.	23,000	406,911
GungHo Online Entertainment, Inc.	11,700	260,609
Gunma Bank Ltd.	97,100	546,826
Gunze Ltd.	4,200	147,529
H.I.S. Co. Ltd. (a)	15,800	181,071
H.U. Group Holdings, Inc.	15,400	264,997
H2O Retailing Corp.	25,000	334,556
Hakuhodo DY Holdings, Inc. (b)	61,000	483,420
Hakuto Co. Ltd. (b)	2,900	85,312
Halows Co. Ltd.	2,700	75,494
Hamakyorex Co. Ltd.	17,200	140,179
Hankyu REIT, Inc.	177	140,076
Hanwa Co. Ltd.	9,100	301,514
Harmonic Drive Systems, Inc.	16,500	299,849
Haseko Corp.	67,800	819,506
Hazama Ando Corp.	40,700	300,631
Heiwa Corp.	15,600	213,028
Heiwa Real Estate (REIT), Inc.	305	243,688
Heiwa Real Estate Co. Ltd.	6,000	164,802
Heiwado Co. Ltd.	8,100	116,912
Hiday Hidaka Corp.	7,500	134,937
Hino Motors Ltd. (a)	82,800	203,281
Hioki EE Corp.	2,600	139,625
Hirata Corp.	2,400	76,536
Hirogin Holdings, Inc.	71,300	520,787
Hirose Electric Co. Ltd.	8,100	963,980
Hisamitsu Pharmaceutical Co., Inc.	14,400	423,379
Hogy Medical Co. Ltd.	6,100	182,171
Hokkaido Electric Power Co., Inc.	49,200	316,503
Hokkoku Financial Holdings, Inc.	5,800	165,584
Hokuetsu Corp. (b)	27,100	270,244
Hokuhoku Financial Group, Inc.	30,600	319,815
Hokuriku Electric Power Co., Inc.	48,200	334,285
Hokuto Corp.	5,700	68,055
Horiba Ltd.	9,600	590,151
Hoshino Resorts REIT, Inc.	166	251,990
Hosiden Corp.	11,300	169,264
House Foods Group, Inc.	17,000	331,371
Hulic (REIT), Inc.	363	314,356
I'll, Inc.	2,600	53,131
Ichibanya Co. Ltd.	20,000	137,138
Ichigo Real Estate Investment Corp.	281	144,251
Ichigo, Inc.	64,800	169,781
Idec Corp.	8,200	132,186
IDOM, Inc.	18,600	128,657
IHI Corp.	39,600	2,108,261
Iida Group Holdings Co. Ltd.	43,900	636,420
Iino Kaiun Kaisha Ltd.	20,100	147,465
Inaba Denki Sangyo Co. Ltd.	14,300	358,671
Inabata & Co. Ltd.	12,300	261,688
Industrial & Infrastructure Fund Investment Corp.	677	511,301
Infomart Corp.	56,900	133,661
INFRONEER Holdings, Inc.	54,216	407,557
Insource Co. Ltd.	13,200	82,721
Institute for Q-shu Pioneers of Space, Inc. (b)	3,600	38,082
Integral Corp.	2,500	63,403
Internet Initiative Japan, Inc.	31,300	600,990
Invincible Investment Corp.	2,176	886,326
Iriso Electronics Co. Ltd.	5,900	104,846
ISE Chemical Corp. (b)	500	64,003
Isetan Mitsukoshi Holdings Ltd.	94,500	1,406,181
Ispace, Inc. (a)(b)	13,500	59,831
ITO EN Ltd.	15,000	328,732
Itochu Enex Co. Ltd.	14,900	155,959
Itochushokuhin Co. Ltd.	1,400	63,009
Itoham Yonekyu Holdings, Inc.	7,360	185,493
Itoki Corp.	10,500	99,954
Iwatani Corp.	50,000	651,800
Iyogin Holdings, Inc.	67,100	636,981
Izumi Co. Ltd.	9,100	192,047
J-Oil Mills, Inc.	5,200	70,405
J. Front Retailing Co. Ltd.	69,400	737,005
JAC Recruitment Co. Ltd.	18,200	87,209
JACCS Co. Ltd.	6,100	152,148
JAFCO Co. Ltd.	14,200	190,818
Japan Airport Terminal Co. Ltd.	18,600	681,358
Japan Aviation Electronics Industry Ltd.	13,000	241,160
Japan Elevator Service Holdings Co. Ltd.	20,300	388,692
Japan Excellent, Inc.	341	263,722
Japan Hotel REIT Investment Corp.	1,448	667,672
Japan Lifeline Co. Ltd.	14,900	117,050
Japan Logistics Fund, Inc.	251	449,726
Japan Material Co. Ltd.	17,900	213,096
Japan Petroleum Exploration Co. Ltd.	46,000	345,923
Japan Prime Realty Investment Corp.	239	525,092
Japan Pulp & Paper Co. Ltd.	26,000	113,621
Japan Retail Fund Investment Corp.	1,986	1,218,932
Japan Securities Finance Co. Ltd.	22,800	297,466
Japan Steel Works Ltd.	18,000	610,540
Japan Wool Textile Co. Ltd./The	12,900	107,002
JCR Pharmaceuticals Co. Ltd.	20,100	89,880
Jcu Corp.	5,700	131,384
JEOL Ltd.	12,500	463,694
JGC Holdings Corp.	62,800	539,031
JINS Holdings, Inc.	3,400	138,580
JMDC, Inc.	7,400	206,219
Joshin Denki Co. Ltd.	4,700	79,077
Joyful Honda Co. Ltd.	13,800	186,718
JTEKT Corp.	58,800	396,608
Juroku Financial Group, Inc.	8,200	218,827
Justsystems Corp.	9,100	203,471
JVCKENWOOD Holdings, Inc.	42,100	331,105
K&O Energy Group, Inc.	3,600	74,716
K's Holdings Corp.	40,100	383,455
Kadokawa Corp.	24,200	526,768
KAGA ELECTRONICS Co. Ltd.	10,600	192,447
Kagome Co. Ltd.	21,300	421,940
Kakaku.com, Inc.	36,600	561,993
Kaken Pharmaceutical Co. Ltd.	7,700	196,758
Kameda Seika Co. Ltd.	3,800	110,572
Kamigumi Co. Ltd.	23,700	494,657
Kanadevia Corp.	46,300	316,481
Kanamoto Co. Ltd.	8,200	148,201
Kandenko Co. Ltd.	32,200	471,200
Kaneka Corp.	12,200	299,037
Kanematsu Corp.	21,700	330,342
Kansai Paint Co. Ltd.	47,800	778,502
Kappa Create Co. Ltd. (b)	7,100	75,698
Kasumigaseki Capital Co. Ltd. (b)	1,900	180,175
Katakura Industries Co. Ltd.	5,000	65,198
Katitas Co. Ltd.	14,400	182,578
Kato Sangyo	7,400	200,339
Kawasaki Heavy Industries Ltd.	43,000	1,646,398
KDX Realty Investment Corp.	1,176	1,118,679
KeePer Technical Laboratory Co. Ltd. (b)	3,600	98,873
Keihan Electric Railway Co., Ltd.	27,400	511,482
Keihanshin Bldg Co. Ltd.	8,300	80,930
Keikyu Corp.	62,800	491,704
Keio Corp.	29,300	655,266
Kewpie Corp.	28,100	664,518
KH Neochem Co. Ltd.	9,000	121,356
Kinden Corp.	34,500	715,055
Kintetsu Group Holdings Co. Ltd.	51,600	1,199,262
Kisoji Co. Ltd.	7,200	109,363
Kissei Pharmaceutical Co. Ltd.	8,400	204,978
Kitz Corp.	17,700	122,100
Koa Corp.	8,700	57,598
Kobayashi Pharmaceutical Co. Ltd.	13,200	491,676
Kobe Steel Ltd.	106,700	1,149,981
Koei Tecmo Holdings Co. Ltd.	33,600	351,634
Kohnan Shoji Co. Ltd.	5,400	128,047
Koito Manufacturing Co. Ltd.	57,100	739,380
Kokuyo Co. Ltd. (b)	22,500	361,988
KOMEDA Holdings Co. Ltd.	13,100	247,912
KOMERI Co. Ltd.	9,200	198,860
Konica Minolta, Inc.	129,100	538,923
Konishi Co. Ltd.	13,900	119,469
Konoike Transport Co. Ltd.	7,300	119,377
Kosaido Holdings Co. Ltd.	20,300	70,760
Kose Corp.	9,400	516,585
Koshidaka Holdings Co. Ltd.	14,200	111,387
Kotobuki Spirits Co. Ltd.	28,500	384,827
Krosaki Harima Corp.	5,200	83,313
Kumagai Gumi Co. Ltd.	9,100	210,427
Kumiai Chemical Industry Co. Ltd.	20,300	108,056
Kura Sushi, Inc.	5,800	152,308
Kuraray Co. Ltd.	85,900	1,164,071
Kureha Chemical Industry Co. Ltd.	10,100	186,529
Kurita Water Industries Ltd.	29,800	1,117,641
Kusuri No Aoki Holdings Co. Ltd.	13,300	276,809
Kyb Corp.	5,000	157,077
Kyoei Steel Ltd.	6,200	70,304
Kyokuto Kaihatsu Kogyo Co. Ltd.	8,500	134,853
Kyorin Pharmaceutical Co. Ltd.	12,600	125,046
Kyoritsu Maintenance Co. Ltd.	17,700	284,170
Kyoto Financial Group, Inc.	64,500	946,626
Kyudenko Corp.	12,100	434,395
Kyushu Electric Power Co., Inc.	114,700	1,284,501
Kyushu Financial Group, Inc.	92,600	419,370
Kyushu Railway Co.	40,300	1,060,314
LaSalle Logiport REIT	498	473,880
Leopalace21 Corp.	46,900	169,352
LIFE Corp.	6,300	136,886
Lifenet Insurance Co. (a)(b)	17,000	221,771
Lintec Corp.	11,000	228,268
Lion Corp.	72,200	796,485
LITALICO, Inc.	6,500	46,424
LIXIL Group Corp.	81,400	955,504
M&A Capital Partners Co. Ltd.	4,000	56,736
M&A Research Institute Holding (a)(b)	8,300	120,148
Mabuchi Motor Co. Ltd.	26,300	376,342
Macnica Fuji Electronics Holdings, Inc.	39,000	444,847
Maeda Kosen Co. Ltd.	11,500	133,110
Makino Milling Machine Co. Ltd.	6,400	240,263
Mandom Corp.	10,600	87,308
Mani, Inc.	21,300	254,130
Maruha Nichiro Corp.	11,500	225,574
Marui Group Co. Ltd.	44,400	697,182
Maruichi Steel Tube Ltd.	16,500	355,578
Maruwa Ceramic Co. Ltd.	2,500	689,669
Maruzen Showa Unyu Co. Ltd.	3,200	123,416
Matsuda Sangyo Co. Ltd.	4,200	87,157
Matsui Securities Co. Ltd.	33,200	178,866
Matsuyafoods Holdings Co. Ltd.	2,400	106,381
Max Co. Ltd.	6,700	154,535
Maxell Ltd.	11,900	145,269
Maxvalu Tokai Co. Ltd.	2,800	59,898
MCJ Co. Ltd.	18,900	177,091
Mebuki Financial Group, Inc.	260,800	975,497
Medipal Holdings Corp.	53,400	846,055
Medley, Inc. (a)	6,000	146,398
Megachips Corp.	3,800	135,516
Megmilk Snow Brand Co. Ltd.	15,000	259,569
Meidensha Corp.	9,800	257,192
Meiko Electronics Co. Ltd.	5,700	222,780
Meitec Group Holdings, Inc.	19,800	379,433
Menicon Co. Ltd.	17,300	190,356
Mercari, Inc. (a)	32,700	457,445
Metawater Co. Ltd.	7,000	80,992
Micronics Japan Co. Ltd.	8,000	199,329
Mie Kotsu Group Holdings, Inc.	13,500	44,648
Milbon Co. Ltd.	8,000	169,099
Mirai Corp.	538	141,024
Mirai Industry Co. Ltd.	2,300	53,841
Mirait One Corp.	22,800	324,292
Misumi Group, Inc.	81,200	1,321,575
Mitani Sekisan Co. Ltd.	2,500	102,639
Mitsubishi Estate Logistics REIT Investment Corp.	135	314,968
Mitsubishi Gas Chemical Co., Inc.	43,300	752,529
Mitsubishi Logisnext Co. Ltd.	9,500	70,647
Mitsubishi Logistics Corp.	73,500	492,732
Mitsubishi Materials Corp.	35,500	582,451
Mitsubishi Motors Corp. of Japan	192,000	570,439
Mitsubishi Pencil Co. Ltd.	8,700	140,336
Mitsubishi Research Institute, Inc.	2,300	63,558
Mitsubishi Shokuhin Co. Ltd.	4,900	155,474
Mitsuboshi Belting Ltd.	6,200	159,157
Mitsui Engineering & Shipbuilding Co.	26,600	192,430
Mitsui Fudosan Logistics Park, Inc.	648	431,442
Mitsui High-Tec, Inc. (b)	28,000	149,002
Mitsui Mining & Smelting Co. Ltd.	15,500	492,461
Mitsui Sugar Co. Ltd.	4,100	87,405
Mitsui-Soko Co. Ltd.	5,300	246,144
Mitsuuroko Group Holdings Co. Ltd.	7,700	86,775
Miura Co. Ltd.	25,000	583,768
MIXI, Inc.	10,500	193,558
Mizuho Leasing Co. Ltd.	36,600	239,529
Mizuno Corp.	4,900	260,082
Mochida Pharmaceutical Co. Ltd.	5,800	132,691
Modec, Inc.	13,700	298,309
Monex Group, Inc.	51,900	243,531
Money Forward, Inc. (a)	12,500	407,820
Mori Hills REIT Investment Corp.	433	360,402
MORI TRUST Sogo (REIT), Inc.	748	302,176
Morinaga & Co. Ltd.	19,400	362,871
Morinaga Milk Industry Co. Ltd.	20,900	486,023
Morita Holdings Corp.	8,600	114,775
MOS Food Services, Inc.	7,200	170,083
Musashi Seimitsu Industry Co. Ltd.	12,400	160,849
Nabtesco Corp.	31,000	502,501
Nachi-Fujikoshi Corp.	3,900	81,863
Nafco Co. Ltd.	3,900	52,691
Nagaileben Co. Ltd.	6,000	90,023
Nagase & Co. Ltd.	24,500	508,435
Nagawa Co. Ltd. (b)	2,500	111,145
Nagoya Railroad Co. Ltd.	53,100	588,524
Nakanishi, Inc.	18,600	316,290
Namura Shipbuilding Co. Ltd.	12,700	130,893
Nankai Electric Railway Co. Ltd.	29,100	457,370
NEC Networks & System Integration Corp.	19,100	403,511
Net One Systems Co. Ltd.	21,700	526,851
Nextage Co. Ltd. (b)	12,900	123,812
NGK Insulators Ltd.	66,500	819,220
NH Foods Ltd.	24,800	859,079
NHK Spring Co. Ltd.	55,600	680,536
Nichias Corp.	15,400	551,526
Nichicon Corp.	13,200	86,223
Nichiden Corp.	3,500	72,088
Nichiha Corp.	6,300	142,277
Nichirei Corp.	30,400	849,533
Nifco, Inc.	22,800	529,671
Nihon Kohden Corp.	45,100	672,275
Nihon M&A Center Holdings, Inc.	86,600	374,879
Nihon Parkerizing Co. Ltd.	22,600	190,489
Nikkiso Co. Ltd.	12,500	84,016
Nikkon Holdings Co. Ltd.	28,800	368,710
Nikon Corp.	84,900	1,051,758
Nippn Corp.	13,400	193,201
Nippon Accommodations Fund, Inc.	143	572,649
Nippon Carbon Co. Ltd.	2,700	79,163
Nippon Ceramic Co. Ltd.	5,000	84,497
Nippon Densetsu Kogyo Co. Ltd.	9,500	116,056
Nippon Electric Glass Co. Ltd.	21,100	480,167
Nippon Express Holdings, Inc.	20,600	1,015,620
Nippon Gas Co. Ltd.	29,600	404,553
Nippon Kanzai Holdings Co. Ltd.	5,200	91,001
Nippon Kayaku Co. Ltd.	38,900	307,711
Nippon Light Metal Holding Co. Ltd.	15,800	168,866
Nippon Paper Industries Co. Ltd.	28,400	165,797
Nippon Parking Development Co. Ltd.	55,300	81,600
Nippon REIT Investment Corp.	126	260,679
Nippon Seiki Co. Ltd.	12,900	100,864
Nippon Shinyaku Co. Ltd.	14,900	399,752
Nippon Shokubai Co. Ltd.	30,800	346,496
Nippon Signal Co. Ltd.	11,800	72,061
Nippon Soda Co. Ltd.	12,000	199,871
Nippon Television Network Corp.	15,000	230,413
Nipro Corp.	41,000	378,398
Nishi-Nippon Financial Holdings, Inc.	33,700	362,936
Nishi-Nippon Railroad Co. Ltd.	16,800	242,575
Nishimatsu Construction Co. Ltd.	8,900	298,554
Nishimatsuya Chain Co. Ltd.	10,800	159,453
Nishio Holdings Co. Ltd.	5,200	126,583
Nissan Chemical Corp.	37,500	1,266,571
Nissan Shatai Co. Ltd.	19,100	128,747
Nissha Co. Ltd.	11,000	134,706
Nisshin Oillio Group Ltd.	7,100	241,290
Nisshin Seifun Group, Inc.	60,000	700,502
Nisshinbo Holdings, Inc.	38,900	246,999
Nissui Corp.	79,100	480,487
Niterra Co. Ltd.	43,600	1,235,683
Nitta Corp.	5,200	125,762
Nittetsu Mining Co. Ltd.	3,100	88,240
Nitto Boseki Co. Ltd.	6,500	311,494
Nitto Kogyo Corp.	6,900	133,272
Noevir Holdings Co. Ltd.	4,300	144,675
NOF Corp.	58,700	953,670
Nohmi Bosai Ltd.	6,000	118,468
Nojima Co. Ltd.	17,600	246,837
NOK Corp.	24,700	354,140
NOMURA Co. Ltd.	22,000	111,477
Nomura Micro Science Co. Ltd. (b)	7,400	102,148
Nomura Real Estate Master Fund, Inc.	1,139	1,075,233
Noritake Co. Ltd.	5,500	138,556
Noritsu Koki Co. Ltd.	5,300	137,059
Noritz Corp.	8,100	93,856
North Pacific Bank Ltd.	73,200	189,987
NS Solutions Corp.	18,300	463,043
Ns United Kaiun Kaisha Ltd.	2,700	76,403
NSD Co. Ltd.	17,000	367,166
NSK Ltd.	105,800	482,418
NTN Corp.	127,400	209,903
Ntt Ud (REIT) Investment Corp.	420	301,141
Nxera Pharma Co. Ltd. (a)	21,600	172,436
Obara Group, Inc.	2,900	80,263
OBIC Business Consultants Ltd.	8,600	380,172
Odakyu Electric Railway Co. Ltd.	89,200	935,877
Ogaki Kyoritsu Bank Ltd.	10,300	122,859
Ohsho Food Service Corp.	9,900	194,469
Oiles Corp.	5,700	74,186
Oji Holdings Corp.	231,300	860,113
Okamoto Industries, Inc.	2,500	86,669
Okamura Corp.	15,700	197,308
Okasan Securities Group, Inc.	40,200	159,624
Oki Electric Industry Co. Ltd.	24,100	157,541
Okinawa Cellular Telephone Co.	6,100	173,535
Okinawa Financial Group, Inc.	5,100	75,059
Okuma Corp.	12,400	250,678
Okumura Corp.	8,100	227,447
One (REIT), Inc.	69	105,981
Onward Holdings Co. Ltd.	28,900	98,684
Open House Group Co. Ltd.	22,200	818,322
Open Up Group, Inc.	15,500	204,278
Optex Group Co. Ltd.	9,000	95,726
Optorun Co. Ltd.	8,800	109,892
Organo Corp.	7,300	341,096
Orient Corp.	14,620	86,873
ORIX JREIT, Inc.	739	762,856
Osaka Organic Chemical Industry Ltd.	3,800	72,780
Osaka Soda Co. Ltd.	21,000	220,568
Osaka Steel Co. Ltd.	4,300	92,286
OSAKA Titanium technologies Co. Ltd.	8,800	123,376
OSG Corp.	22,200	262,027
Pacific Industrial Co. Ltd.	11,700	104,746
Pal Group Holdings Co. Ltd.	11,800	237,362
PALTAC Corp.	8,100	218,584
Paramount Bed Holdings Co. Ltd.	10,400	179,724
Park24 Co. Ltd. (a)	36,600	454,896
Pasona Group, Inc.	6,000	79,100
Penta-Ocean Construction Co. Ltd.	77,400	321,501
PeptiDream, Inc. (a)	27,800	510,305
Persol Holdings Co. Ltd.	531,100	892,001
PHC Holdings Corp. (b)	8,900	57,981
Pigeon Corp.	32,400	351,415
PILLAR Corp.	5,100	142,791
Pilot Corp.	8,300	257,989
Piolax, Inc.	7,300	115,694
PKSHA Technology, Inc. (a)(b)	4,500	103,502
Plus Alpha Consulting Co. Ltd.	7,400	103,439
Pola Orbis Holdings, Inc.	25,900	254,902
Pressance Corp.	7,000	86,655
Prestige International, Inc.	27,600	123,380
Prima Meat Packers Ltd.	7,000	103,023
Raito Kogyo Co. Ltd.	11,000	160,491
Raiznext Corp.	6,900	70,654
Rakus Co. Ltd.	25,900	346,317
Rakuten Bank Ltd. (a)	27,400	555,522
Relo Group, Inc.	28,200	343,035
Rengo Co. Ltd.	53,400	323,441
RENOVA, Inc. (a)	11,500	65,165
Resonac Holdings Corp.	50,073	1,191,006
Resorttrust, Inc.	23,100	419,733
Restar Corp.	5,900	101,436
Retail Partners Co. Ltd.	6,600	56,396
Ricoh Leasing Co. Ltd.	4,000	128,716
Riken Keiki Co. Ltd.	8,700	246,487
Riken Vitamin Co. Ltd.	5,700	99,792
Rinnai Corp.	27,100	593,678
Riso Kagaku Corp.	5,100	117,540
Rohto Pharmaceutical Co. Ltd.	53,200	1,196,328
Roland Corp.	4,000	102,323
Rorze Corp.	30,000	437,236
Round One Corp.	53,400	337,968
Royal Holdings Co. Ltd.	8,500	138,190
RS Technologies Co. Ltd.	4,100	105,321
Ryobi Ltd.	6,000	74,130
Ryohin Keikaku Co. Ltd.	71,900	1,176,636
Ryoyo Ryosan Holdings, Inc.	6,692	111,930
S Foods, Inc.	5,000	91,275
Saibu Gas Co. Ltd.	6,900	80,819
Saizeriya Co. Ltd.	8,900	328,521
Sakai Moving Service Co. Ltd.	6,500	105,022
Sakata INX Corp.	11,900	119,630
Sakata Seed Corp.	8,100	187,828
Sakura Internet, Inc. (b)	6,500	196,524
Samty Holdings Co. Ltd.	8,000	172,002
Samty Residential Investment Corp.	107	66,076
San-A Co. Ltd.	10,800	202,301
San-Ai Obbli Co. Ltd.	13,000	158,716
Sangetsu Corp.	12,400	227,021
Sanken Electric Co. Ltd.	6,400	251,592
Sanki Engineering Co. Ltd.	10,400	163,023
Sankyo Co. Ltd. (Gunma)	55,300	734,514
Sankyu, Inc.	13,300	461,970
Sanrio Co. Ltd.	43,600	1,182,821
Sansan, Inc. (a)	19,600	285,111
Santec Holdings Corp.	1,400	50,805
Santen Pharmaceutical Co. Ltd.	93,100	1,113,370
Sanwa Holdings Corp.	52,100	1,319,905
Sanyo Chemical Industries Ltd.	3,300	89,502
Sanyo Denki Co. Ltd.	2,400	139,339
Sanyo Special Steel Co. Ltd.	6,300	77,875
Sapporo Holdings Ltd.	17,900	859,192
Sato Holding Corp.	6,800	94,817
Sawai Group Holdings Co. Ltd.	33,600	450,093
SBI Sumishin Net Bank Ltd.	15,100	264,506
SBS Holdings, Inc.	4,500	73,926
Sega Sammy Holdings, Inc.	44,500	837,452
Seibu Holdings, Inc.	64,500	1,440,196
Seiko Group Corp.	7,500	189,045
Seino Holdings Co. Ltd.	29,300	472,541
Seiren Co. Ltd.	11,800	198,556
Sekisui House (REIT), Inc.	1,173	557,754
Sekisui Jushi Corp.	7,000	103,823
SENKO Co. Ltd.	33,400	314,004
Senshu Electric Co. Ltd.	3,300	109,733
Senshu Ikeda Holdings, Inc.	63,100	139,906
Septeni Holdings Co. Ltd.	21,000	61,412
Seria Co. Ltd.	13,000	271,594
Seven Bank Ltd.	166,200	350,778
Sharp Corp. (a)(b)	74,200	451,711
Shibaura Machine Co. Ltd.	6,400	155,792
Shibaura Mechatronics Corp.	3,600	248,045
Shibuya Corp.	4,500	108,387
SHIFT, Inc. (a)	3,600	361,789
Shiga Bank Ltd.	9,900	212,561
Shikoku Electric Power Co., Inc.	47,300	423,315
Shikoku Kasei Holdings Corpora	6,300	84,659
Shimamura Co. Ltd.	12,600	648,597
SHIMIZU Corp.	148,200	981,814
Shin Nippon Air Technologies Co. Ltd.	3,100	67,622
Shin-Etsu Polymer Co. Ltd.	10,500	108,567
Shinagawa Refractories Co. Ltd.	7,500	87,318
Shinko Electric Industries Co. Ltd.	19,100	683,043
Shinmaywa Industries Ltd.	14,900	132,132
Shinnihon Corp.	7,300	73,256
Ship Healthcare Holdings, Inc.	22,900	348,224
Shizuoka Gas Co. Ltd.	10,700	71,771
SHO-BOND Holdings Co. Ltd.	11,200	394,000
Shochiku Co. Ltd.	2,400	173,557
Shoei Co. Ltd.	13,700	210,239
Shoei Foods Corp.	2,900	83,831
Showa Sangyo Co. Ltd.	5,200	98,563
Siix Corp.	7,700	56,371
Simplex Holdings, Inc.	10,700	173,524
Sinfonia Technology Co. Ltd.	5,500	185,724
Sinko Industries Ltd.	4,700	134,302
SKY Perfect JSAT Holdings, Inc.	47,000	268,434
Skylark Holdings Co. Ltd.	64,600	1,000,542
SMS Co., Ltd.	20,000	224,209
Socionext, Inc.	51,000	949,474
Sohgo Security Services Co., Ltd.	101,400	705,006
Sojitz Corp.	64,160	1,311,221
SOSiLA Logistics REIT, Inc.	193	139,226
Sotetsu Holdings, Inc.	22,400	351,438
Sparx Group Co. Ltd.	5,720	51,502
Square Enix Holdings Co. Ltd.	22,700	886,585
SRE Holdings Corp. (a)	3,000	74,741
Stanley Electric Co. Ltd.	36,500	624,268
Star Asia Investment Corp.	722	241,203
Star Micronics Co. Ltd.	10,100	129,373
Starts Corp., Inc.	8,400	193,499
Strike Co. Ltd.	2,600	63,223
Sugi Holdings Co. Ltd.	29,800	508,782
Sumiseki Holdings, Inc. (b)	5,800	35,659
Sumitomo Bakelite Co. Ltd.	18,700	488,343
Sumitomo Chemical Co. Ltd.	424,900	1,134,373
Sumitomo Dainippon Pharma Co., Ltd. (a)	50,700	173,920
Sumitomo Densetsu Co. Ltd.	4,600	147,736
Sumitomo Forestry Co. Ltd.	44,000	1,695,050
Sumitomo Heavy Industries Ltd.	31,600	704,142
Sumitomo Mitsui Construction Co. Ltd.	36,600	93,027
Sumitomo Osaka Cement Co. Ltd.	8,800	216,843
Sumitomo Riko Co. Ltd.	10,200	103,859
Sumitomo Rubber Industries Ltd.	48,700	499,109
Sun Corp.	3,800	198,868
Sun Frontier Fudousan Co. Ltd.	8,200	97,350
Sundrug Co. Ltd.	20,200	499,624
SUNWELS Co. Ltd. (b)	3,600	42,475
Suruga Bank Ltd.	39,500	281,330
Suzuken Co. Ltd.	17,700	578,683
SWCC Showa Holdings Co. Ltd.	7,900	277,047
Systena Corp.	76,400	181,456
T Hasegawa Co. Ltd.	9,100	197,471
T-Gaia Corp.	4,800	83,440
Tadano Ltd.	28,000	178,242
Taihei Dengyo Kaisha Ltd.	3,200	107,605
Taiheiyo Cement Corp.	32,100	699,308
Taikisha Ltd.	6,200	197,224
Taiyo Holdings Co. Ltd.	10,800	285,100
Taiyo Yuden Co. Ltd.	35,300	617,388
Takamatsu Construction Group C	4,500	87,172
Takara Bio, Inc.	13,500	89,963
Takara Holdings, Inc.	41,600	326,992
Takara Leben Real Estate Investment Corp.	247	137,625
Takara Standard Co. Ltd.	10,600	115,122
Takasago International Corp.	3,400	115,329
Takasago Thermal Engineering Co. Ltd.	12,000	384,831
Takashimaya Co. Ltd.	79,300	627,863
Takeuchi Manufacturing Co. Ltd.	9,800	305,403
Takuma Co. Ltd.	17,800	185,725
Tama Home Co. Ltd.	4,100	103,380
Tamron Co. Ltd.	9,800	275,784
Tbs Holdings, Inc.	9,700	238,705
Techmatrix Corp.	10,900	158,212
TechnoPro Holdings, Inc.	30,200	539,021
Teijin Ltd.	50,700	453,982
The Awa Bank Ltd.	8,900	141,787
The Hachijuni Bank Ltd.	102,700	563,591
The Hyakugo Bank Ltd.	58,600	210,905
The Keiyo Bank Ltd.	25,900	116,074
The Kiyo Bank Ltd.	16,100	188,566
The Monogatari Corp.	8,700	204,607
The Musashino Bank Ltd.	7,300	127,328
The Nanto Bank Ltd.	7,100	138,615
The Nippon Road Co. Ltd.	6,100	65,063
The Okinawa Electric Power Co., Inc.	12,000	81,610
The San-In Godo Bank Ltd.	40,400	324,258
The Sumitomo Warehouse Co. Ltd.	13,300	232,718
The Toho Bank Ltd.	53,200	91,266
THK Co. Ltd.	33,400	551,416
TKC Corp.	7,500	194,491
TKP Corp. (a)(b)	4,700	37,678
TOA Corp.	14,900	95,920
Toagosei Co. Ltd.	23,300	237,717
Tobu Railway Co. Ltd. (b)	53,700	868,993
Tocalo Co. Ltd.	15,700	182,630
Toda Corp.	59,800	361,948
Toei Animation Co. Ltd.	17,900	406,547
Toei Co. Ltd.	9,400	301,061
Toenec Corp.	11,000	68,465
Toho Gas Co. Ltd.	21,000	525,184
Toho Holdings Co. Ltd.	14,200	422,674
Toho Titanium Co. Ltd.	9,000	59,509
Tohoku Electric Power Co., Inc.	128,800	1,263,385
Tokai Carbon Co. Ltd.	57,100	322,298
Tokai Corp.	5,700	81,198
TOKAI Holdings Corp.	27,500	168,686
Tokai Rika Co. Ltd.	14,600	206,422
Tokai Tokyo Financial Holdings	60,300	184,638
Token Corp.	1,500	105,193
Tokuyama Corp.	18,500	323,897
Tokyo Century Corp.	42,300	430,350
Tokyo Electron Device Ltd.	4,900	108,442
Tokyo Ohka Kogyo Co. Ltd.	27,400	630,604
Tokyo Seimitsu Co. Ltd.	11,400	613,426
Tokyo Steel Manufacturing Co. Ltd.	15,700	156,087
Tokyo Tatemono Co. Ltd.	53,600	875,277
Tokyo TY Financial Group, Inc.	7,100	190,985
Tokyotokeiba Co. Ltd.	4,500	122,610
Tokyu Construction Co. Ltd.	22,400	101,240
Tokyu Fudosan Holdings Corp.	164,100	1,024,051
Tokyu REIT, Inc.	264	267,992
TOMONY Holdings, Inc.	46,200	119,625
Tomy Co. Ltd.	23,700	625,651
Topcon Corp.	27,800	282,219
Topre Corp.	9,900	114,040
TORIDOLL Holdings Corp.	13,700	352,163
Torii Pharmaceutical Co. Ltd.	3,700	100,093
Tosei Corp.	8,500	132,200
Toshiba Tec Corp.	8,900	202,400
Tosoh Corp.	73,900	918,252
Totech Corp.	6,800	116,501
Totetsu Kogyo Co. Ltd.	6,600	142,178
Towa Corp.	18,300	234,309
Towa Pharmaceutical Co. Ltd.	7,300	149,603
Toyo Construction Co. Ltd.	13,600	116,361
Toyo Gosei Co. Ltd. (b)	1,400	65,267
Toyo Seikan Group Holdings Ltd.	34,700	518,003
Toyo Suisan Kaisha Ltd.	25,200	1,480,344
Toyo Tanso Co. Ltd.	3,900	133,967
Toyo Tire Corp.	32,900	466,781
Toyobo Co. Ltd.	23,900	152,366
Toyoda Gosei Co. Ltd.	18,300	310,923
Toyota Boshoku Corp.	23,800	317,712
Trancom Co. Ltd.	1,800	121,523
Transcosmos, Inc.	6,100	133,156
TRE Holdings Corp.	12,600	147,777
Tri Chemical Laboratories, Inc.	7,500	149,220
Trial Holdings, Inc. (b)	10,400	193,976
Trusco Nakayama Corp.	12,400	183,168
TS tech Co. Ltd.	24,900	281,569
Tsubakimoto Chain Co.	21,900	275,744
Tsuburaya Fields Holdings, Inc. (b)	10,300	137,742
Tsugami Corp.	10,100	93,559
Tsumura & Co.	16,400	536,022
Tsuruha Holdings, Inc.	10,500	587,325
Tsurumi Manufacturing Co. Ltd.	4,800	134,028
TV Asahi Corp.	6,000	78,094
U-Next Holdings Co. Ltd.	6,000	191,398
Uacj Corp.	10,300	339,022
Ube Corp.	27,200	447,399
Ulvac, Inc.	12,700	593,819
Union Tool Co.	2,500	116,901
United Super Markets Holdings, Inc. (b)	14,600	79,950
United Urban Investment Corp.	835	748,821
Universal Entertainment Corp.	7,000	59,628
Ushio, Inc.	22,700	312,489
USS Co. Ltd.	116,800	978,173
UT Group Co. Ltd.	8,100	137,437
Valor Holdings Co. Ltd.	9,900	136,408
Visional, Inc. (a)	6,800	363,862
VT Holdings Co. Ltd.	20,200	62,039
Wacoal Holdings Corp.	10,900	339,354
Wacom Co. Ltd.	37,000	170,564
Wakita & Co. Ltd.	8,900	91,736
WealthNavi, Inc. (a)	11,300	82,101
Welcia Holdings Co. Ltd.	26,600	332,071
West Holdings Corp.	6,100	90,772
WingArc1st, Inc.	5,500	117,165
Workman Co. Ltd. (b)	5,800	148,046
YAMABIKO Corp.	8,900	144,589
Yamada Holdings Co. Ltd.	149,800	430,150
Yamaguchi Financial Group, Inc.	50,200	491,549
Yamaha Corp.	107,100	864,861
Yamato Holdings Co. Ltd.	71,800	761,525
Yamato Kogyo Co. Ltd.	11,100	530,187
Yamazaki Baking Co. Ltd.	34,500	700,648
Yamazen Co. Ltd.	15,000	130,296
Yaoko Co. Ltd.	5,900	358,648
Yellow Hat Ltd.	11,200	182,547
Yodogawa Steel Works Ltd.	4,900	173,169
Yokogawa Bridge Holdings Corp.	9,100	166,061
Yokohama Rubber Co. Ltd.	33,900	694,887
Yokorei Co. Ltd.	12,500	75,606
YONEX Co. Ltd.	17,200	215,226
Yoshinoya Holdings Co. Ltd. (b)	18,500	376,759
Yuasa Trading Co. Ltd.	4,400	133,772
Yurtec Corp.	10,200	98,497
Zacros Corp.	4,100	115,639
Zenkoku Hosho Co. Ltd.	14,700	531,165
Zeon Corp.	42,400	394,767
ZERIA Pharmaceutical Co. Ltd.	6,000	91,608
ZIGExN Co. Ltd.	14,000	52,789
Zojirushi Thermos	10,200	106,714
Zuken, Inc.	4,100	97,152
TOTAL JAPAN		272,313,097
Luxembourg - 0.1%
Aperam SA	11,299	306,525
SES SA (France) (depositary receipt)	100,659	401,616
TOTAL LUXEMBOURG		708,141
Macau - 0.1%
SJM Holdings Ltd. (a)	702,000	241,398
Wynn Macau Ltd.	443,600	350,075
TOTAL MACAU		591,473
Mexico - 0.0%
Borr Drilling Ltd. (b)	64,221	267,855
Netherlands - 1.2%
Aalberts Industries NV	28,342	1,022,290
Alfen Beheer BV (a)(b)(d)	6,174	82,302
AMG Critical Materials NV	8,783	148,751
Arcadis NV	20,526	1,421,124
Basic-Fit NV (a)(b)(d)	14,173	349,034
Brunel International NV	5,618	54,143
Corbion NV	15,176	380,007
Eurocommercial Properties NV	12,458	316,420
Flow Traders Ltd. (b)	9,656	220,990
Fugro NV (Certificaten Van Aandelen)	32,368	741,487
Koninklijke BAM Groep NV	77,032	355,611
Koninklijke Heijmans NV (Certificaten Van Aandelen)	7,374	198,521
Koninklijke Vopak NV	19,603	900,690
OCI NV	30,056	365,022
Pharming Group NV (a)(b)	194,430	162,637
Pharvaris BV (a)(b)	3,797	94,431
PostNL NV (b)	91,183	109,400
Redcare Pharmacy NV (a)(d)	4,352	666,058
SBM Offshore NV	41,145	750,549
Sligro Food Group NV	6,155	76,726
TKH Group NV (bearer) (depositary receipt)	11,460	464,967
TomTom Group BV (a)(b)	18,578	101,344
Van Lanschot Kempen NV (Bearer)	8,583	392,585
VastNed Retail NV	3,479	93,283
Wereldhave NV	9,942	153,132
TOTAL NETHERLANDS		9,621,504
New Zealand - 0.6%
Air New Zealand Ltd.	472,827	144,234
Contact Energy Ltd.	230,736	1,173,993
Fletcher Building Ltd.	305,748	543,665
Goodman Property Trust	303,656	382,770
Infratil Ltd.	260,586	1,956,343
Kiwi Property Group Ltd.	459,752	256,812
Ryman Healthcare Ltd. (a)	176,245	521,758
TOTAL NEW ZEALAND		4,979,575
Nigeria - 0.1%
Airtel Africa PLC (d)	267,583	351,936
Norway - 1.8%
Aker ASA (A Shares)	6,344	330,459
Aker Carbon Capture A/S (a)	92,744	51,430
Aker Solutions ASA	77,292	367,130
Austevoll Seafood ASA	25,482	220,994
Avance Gas Holding Ltd. (b)(d)	5,720	53,143
Belships ASA	32,178	51,776
BlueNord ASA (a)(b)	6,737	329,495
Borregaard ASA	26,786	472,399
BW Offshore Ltd.	23,094	62,563
Crayon Group Holding A/S (a)(d)	23,138	227,800
DNO ASA (A Shares)	127,320	124,308
DOF Group ASA (a)	42,286	335,975
Elkem ASA (a)(b)(d)	81,211	132,445
Entra ASA (a)(d)	20,905	221,589
Europris ASA (d)	45,221	279,954
FLEX LNG Ltd.	9,084	222,141
Frontline PLC	41,239	794,399
Golden Ocean Group Ltd.	36,975	398,650
Grieg Seafood ASA (b)	14,380	87,128
Hoegh Autoliners ASA	32,686	340,523
Kitron ASA	50,903	144,562
Leroy Seafood Group ASA	76,328	350,409
MPC Container Ships ASA	107,908	212,771
NEL ASA (a)(b)	476,349	180,793
Norconsult A/S	30,487	107,257
Nordic VLSI ASA (a)(b)	52,150	515,327
Norwegian Air Shuttle A/S (a)(b)	204,570	197,128
Nykode Therapeutics A/S (a)(b)	49,993	20,924
Odfjell Drilling Ltd.	28,045	129,515
Odfjell Se (A Shares)	5,859	67,004
Protector Forsikring ASA	15,265	395,495
Schibsted ASA:
(A Shares)	20,175	679,335
(B Shares)	26,520	825,480
Sparebank 1 Oestlandet	13,522	193,607
Sparebank 1 Sor-Norge ASA (primary capital certificate)	58,796	777,162
Sparebanken Midt-Norge	36,520	539,025
Sparebanken Nord-Norge	26,913	288,257
Stolt-Nielsen SA	6,674	189,902
Storebrand ASA (A Shares)	120,489	1,370,264
TGS ASA	56,039	508,927
Tomra Systems ASA (b)	63,263	902,344
Wallenius Wilhelmsen ASA	30,270	297,741
TOTAL NORWAY		13,997,530
Peru - 0.0%
Hochschild Mining PLC (a)	95,129	281,514
Portugal - 0.3%
Altri SGPS SA	20,394	110,341
Banco Comercial Portugues SA (Reg.)	2,363,627	1,191,418
Corticeira Amorim SGPS SA	11,434	104,225
CTT Correios de Portugal SA	22,163	103,061
Mota-Engil SGPS SA (b)	26,490	73,765
NOS SGPS	51,217	196,104
REN - Redes Energeticas Nacionais SGPS SA	112,700	281,343
Semapa Sociedade de Investimen	4,815	77,306
Sonae SGPS SA	223,651	221,138
The Navigator Co. SA	59,831	230,127
TOTAL PORTUGAL		2,588,828
Singapore - 2.2%
AEM Holdings Ltd. (b)	74,221	72,362
AIMS APAC (REIT)	172,173	164,956
BW LPG Ltd. (d)	24,001	308,735
Capitaland Ascott Trust unit	754,100	514,546
Capitaland India Trust	291,965	240,490
CapitaRetail China Trust	335,200	191,187
CDL Hospitality Trusts unit (b)	250,300	169,677
City Developments Ltd.	142,300	557,703
ComfortDelgro Corp. Ltd.	615,800	683,002
Digital Core (REIT)	266,100	165,290
ESR-LOGOS (REIT)	1,983,660	419,616
ESR-LOGOS (REIT) rights 11/1/24 (a)	79,346	1
Far East Hospitality Trust unit	283,500	132,569
Frasers Centrepoint Trust	360,600	608,443
Frasers Hospitality Trust unit	225,700	73,481
Frasers Logistics & Industrial Trust	806,300	649,781
Hafnia Ltd.	80,205	466,639
Hong Fok Corp. Ltd.	88,300	56,135
iFast Corp. Ltd.	38,100	215,558
Kenon Holdings Ltd.	5,977	171,048
Keppel (REIT)	709,200	481,277
Keppel DC (REIT)	394,100	678,825
Keppel Infrastructure Trust	1,110,530	367,330
Lendlease Global Commercial (REIT)	479,588	207,612
Mapletree Industrial (REIT)	607,845	1,097,596
Mapletree Logistics Trust (REIT)	1,016,675	1,014,040
Mapletree Pan Asia Commercial Trust	678,100	665,991
NetLink NBN Trust	820,900	555,090
Olam Group Ltd.	276,700	223,199
PARAGON REIT	325,700	215,164
Parkway Life REIT	112,800	321,719
Raffles Medical Group Ltd.	241,000	160,397
Riverstone Holdings Ltd.	146,000	99,958
SATS Ltd.	255,958	759,373
Seatrium Ltd. (a)	632,000	900,861
Sheng Siong Group Ltd.	192,700	231,657
SIA Engineering Co. Ltd.	79,600	145,514
Singapore Post Ltd.	428,700	175,994
Starhill Global (REIT)	438,911	169,138
StarHub Ltd.	172,400	155,487
Suntec (REIT) (b)	541,200	485,767
UMS Integration Ltd. (b)	170,100	130,418
UOL Group Ltd.	131,200	530,140
Venture Corp. Ltd.	78,600	788,344
Yangzijiang Financial Holding Ltd.	622,600	188,181
TOTAL SINGAPORE		16,610,291
South Africa - 0.1%
Pan African Resources PLC	544,439	254,134
Scatec Solar AS (a)(d)	34,170	247,262
TOTAL SOUTH AFRICA		501,396
Spain - 1.8%
Acerinox SA	52,638	481,245
Aedas Homes SAU (d)	2,412	68,740
Almirall SA	21,088	206,332
Atresmedia Corporacion de Medios de Comunicacion SA	25,592	121,233
Audax Renovables SA	44,509	85,016
Bankinter SA	191,464	1,559,905
Befesa SA (d)	10,323	239,848
Cie Automotive SA	11,828	316,501
Construcciones y Auxiliar de Ferrocarriles	4,856	191,741
Distribuidora Internacional de Alimentacion SA (a)	4,035,722	54,873
eDreams ODIGEO SA (a)	25,154	177,575
Enagas SA	67,063	949,780
Ence Energia y Celulosa SA (b)	38,375	119,884
Faes Farma SA	89,205	343,496
Fluidra SA	27,343	735,231
Gestamp Automocion SA (d)	50,264	147,622
Global Dominion Access SA (b)(d)	23,091	65,556
Grenergy Renovables SA (a)	3,879	137,552
Indra Sistemas SA (b)	25,192	443,922
Inmobiliaria Colonial SA	80,959	490,071
Laboratorios Farmaceuticos ROVI SA	6,154	522,802
Lar Espana Real Estate Socimi SA	14,129	126,332
Linea Directa Aseguradora SA Compania de Seguros y Reaseguros	153,074	193,147
Logista Integral SA	16,859	515,308
MAPFRE SA (Reg.)	262,605	750,113
Melia Hotels International SA	31,016	230,428
Merlin Properties Socimi SA	112,534	1,255,915
Neinor Homes SLU (d)	6,436	105,571
Pharma Mar SA	3,873	297,217
Prosegur Cash SA (d)	83,530	48,883
Prosegur Compania de Seguridad SA (Reg.)	30,857	63,303
Sacyr SA	146,770	487,888
Solaria Energia y Medio Ambiente SA (a)(b)	23,256	243,354
Talgo SA (a)(b)(d)	19,005	72,354
Tecnicas Reunidas SA (a)	13,552	163,627
Unicaja Banco SA (d)	301,784	378,162
Vidrala SA	5,910	639,003
Viscofan Envolturas Celulosicas SA	11,139	743,950
TOTAL SPAIN		13,773,480
Sweden - 5.1%
AAK AB	51,558	1,475,913
AcadeMedia AB (d)	21,469	132,386
Addlife AB B Shares	33,539	426,220
Addnode Group AB (B Shares)	35,463	354,479
AFRY AB (B Shares)	26,092	391,090
Alimak Group AB (d)	19,866	227,849
Alleima AB	53,544	326,404
Alligo AB (B Shares)	5,696	67,361
Ambea AB (d)	22,755	194,670
AQ Group AB	15,720	198,592
Arjo AB	60,832	200,403
Atea ASA	22,565	288,827
Atrium Ljungberg AB (B Shares)	14,782	295,514
Attendo AB (d)	29,374	130,679
Avanza Bank Holding AB	35,855	745,735
Axfood AB	30,746	686,512
Betsson AB (B Shares) (a)	32,810	436,418
Bilia AB (A Shares)	17,816	210,356
Billerud AB	63,812	565,079
BioArctic AB (a)(d)	10,656	146,920
BioGaia AB	23,268	230,397
Biotage AB (A Shares)	19,447	291,854
BONESUPPORT Holding AB (a)(d)	15,905	500,084
Boozt AB (a)(d)	15,906	177,802
Bravida Holding AB (d)	58,230	430,117
Bufab AB	7,654	274,277
Bure Equity AB	15,825	566,783
Camurus AB (a)	10,000	561,263
Castellum AB (a)	112,211	1,399,142
Catena AB	10,922	499,225
Cibus Nordic Real Estate AB	16,158	260,692
Clas Ohlson AB (B Shares)	11,129	182,897
Cloetta AB	52,366	131,523
Coor Service Management Holding AB (d)	27,213	95,320
Corem Property Group AB	179,004	120,293
Creades AB (A Shares)	14,459	97,031
Dios Fastigheter AB	29,933	222,646
Dometic Group AB (d)	86,507	469,699
Electrolux AB (B Shares) (a)(b)	62,688	524,825
Electrolux Professional AB	67,685	465,017
Elekta AB (B Shares)	104,742	630,150
Embracer Group AB (a)	220,006	634,131
Engcon AB (B Shares)	11,465	132,787
Fabege AB	66,045	525,655
FastPartner AB	15,515	103,389
Fortnox AB	139,024	848,141
Granges AB	28,650	338,275
Hemnet Group AB	24,706	775,414
Hexatronic Group AB (a)	46,870	191,139
HEXPOL AB (B Shares)	74,866	708,991
HMS Networks AB (b)	9,363	347,645
Hufvudstaden AB (A Shares)	31,824	375,154
Instalco AB	71,899	218,507
Investment AB Oresund	7,787	82,880
INVISIO AB	10,160	255,560
Inwido AB	16,333	296,474
JM AB	17,538	295,138
Kinnevik AB (B Shares)	69,650	494,075
Lindab International AB	21,296	446,126
Loomis AB	20,209	632,755
Medicover AB Class B	18,770	324,151
Meko AB	11,203	150,782
MIPS AB	7,555	369,789
Modern Times Group MTG AB (B Shares) (a)	23,789	169,689
Munters Group AB (d)	36,791	594,275
Mycronic AB	22,275	863,441
NCAB Group AB (b)	50,736	311,429
NCC AB (B Shares)	25,134	373,900
New Wave Group AB (B Shares)	25,216	267,436
Nolato AB (B Shares)	55,108	288,353
Nordnet AB	39,347	817,625
Norion Bank AB (a)	17,462	67,933
NP3 Fastigheter AB	8,103	188,609
Nyfosa AB	47,470	478,953
Pandox AB	26,286	456,910
Paradox Interactive AB	10,719	202,216
Peab AB	48,532	369,414
Platzer Fastigheter Holding AB	15,484	130,795
Ratos AB (B Shares)	58,037	185,203
Rusta AB	14,936	100,162
RVRC Holding AB	20,566	89,641
Samhallsbyggnadsbolaget I Norden AB (B Shares)	298,974	158,767
Scandic Hotels Group AB (d)	37,762	243,665
Sdiptech AB (a)	8,406	189,192
Sectra AB (B Shares)	38,496	1,022,509
SkiStar AB	11,557	177,999
SSAB AB:
(A Shares)	67,358	322,927
(B Shares) (b)	176,648	830,969
Stillfront Group AB (a)	131,169	90,548
Storskogen Group AB	395,007	327,067
Surgical Science Sweden AB (a)(b)	11,103	130,887
Svolder AB (B Shares)	24,714	139,406
Sweco AB (B Shares)	56,673	955,849
Swedencare AB	15,646	68,079
Synsam Holding AB	21,085	95,287
Thule Group AB (d)	29,987	1,002,517
Troax Group AB	11,206	228,231
Truecaller AB (B Shares)	64,961	289,608
VBG Group AB (B Shares)	5,103	147,517
Vimian Group AB (a)	51,144	211,689
Vitec Software Group AB	8,977	392,292
Vitrolife AB	21,238	470,824
Wallenstam AB (B Shares)	101,018	476,431
Wihlborgs Fastigheter AB	78,709	824,429
Xvivo Perfusion AB (a)	7,208	304,433
Yubico AB (a)	12,323	298,402
TOTAL SWEDEN		39,534,910
Switzerland - 4.1%
Accelleron Industries Ltd.	26,913	1,442,341
Allreal Holding AG	4,205	747,945
ALSO Holding AG	1,645	438,133
Arbonia AG (a)	14,887	209,975
Aryzta AG (a)	279,987	494,772
Autoneum Holding AG	821	109,904
Basilea Pharmaceutica AG (a)	3,595	178,178
Belimo Holding AG (Reg.)	2,800	1,854,670
Bossard Holding AG Series A	1,611	387,103
Bucher Industries AG (b)	1,879	732,191
Burckhardt Compression Holding AG	863	634,596
Burkhalter Holding AG	1,936	198,857
Bystronic AG	412	157,443
Cembra Money Bank AG	8,472	762,779
Comet Holding AG	2,103	697,712
Daetwyler Holdings AG	2,156	363,016
DKSH Holding AG	10,181	727,425
DocMorris AG (a)(b)	3,559	140,126
Dorma Kaba Holding AG	834	635,484
Dottikon ES Holding AG (a)	995	273,652
EFG International	26,776	365,881
Emmi AG	604	574,938
Flughafen Zuerich AG	5,652	1,331,268
Forbo Holding AG (Reg.)	271	266,434
Galenica AG (d)	14,086	1,226,643
Georg Fischer AG (Reg.)	22,161	1,609,050
Huber+Suhner AG	4,099	387,330
Implenia AG	3,388	119,662
INFICON Holding AG	486	583,054
International Workplace Group PLC	216,450	445,446
Interroll Holding AG (b)	195	513,722
Intershop Holding AG	1,484	208,624
Kardex Holding AG	1,759	535,715
Komax Holding AG (Reg.) (b)	1,080	137,071
Landis+Gyr Group AG	6,982	561,923
LEM Holding SA	131	174,758
Leonteq AG	2,609	76,287
Medacta Group SA (d)	1,983	263,619
Medmix AG (d)	7,023	80,676
Meier Tobler Group AG (b)	1,273	42,161
Metall Zug AG	53	73,956
Mobilezone Holding AG	10,955	174,813
Mobimo Holding AG	2,045	633,475
OC Oerlikon Corp. AG (Reg.)	53,408	244,048
Orior AG	1,846	91,814
PSP Swiss Property AG	12,976	1,842,230
Rieter Holding AG (Reg.)	790	83,615
Schweiter Technologies AG	283	129,612
Sensirion Holding AG (a)(b)(d)	2,646	193,038
SFS Group AG	4,969	711,213
Siegfried Holding AG	1,156	1,512,686
SKAN Group AG	3,504	313,252
Stadler Rail AG	15,525	444,059
Sulzer AG (Reg.)	5,351	826,615
Swissquote Group Holding SA	3,054	1,040,457
Tecan Group AG	3,653	922,186
TX Group AG	756	129,743
u-blox Holding AG	2,067	157,978
Valiant Holding AG	4,453	518,756
Vetropack Holding AG	3,696	122,408
Vontobel Holdings AG	8,025	522,269
Ypsomed Holding AG	1,164	516,929
Zehnder Group AG	2,481	138,480
TOTAL SWITZERLAND		32,034,196
Tanzania - 0.0%
Helios Towers PLC (a)	210,995	289,480
United Kingdom - 13.9%
4Imprint Group PLC	8,023	528,643
A.G. Barr PLC	28,627	229,969
AB Dynamics PLC	4,814	108,630
Abrdn PLC	525,213	894,967
Advanced Medical Solutions Group PLC	61,228	178,823
AJ Bell PLC	94,186	539,837
Alfa Financial Software Holdings PLC (d)	37,441	103,074
Allfunds Group PLC	97,275	595,186
Alpha FX Group PLC	10,369	284,788
Alphawave IP Group PLC (a)(b)	93,235	133,927
AO World PLC (a)	89,256	124,989
Ashmore Group PLC	132,749	360,833
Ashtead Technology Holdings PLC	22,863	162,733
ASOS PLC (a)(b)	13,155	60,625
Assura PLC	867,117	449,925
Aston Martin Lagonda Global Holdings PLC (a)(b)(d)	72,127	106,399
Auction Technology Group PLC (a)(b)	29,226	169,773
B&M European Value Retail SA	285,176	1,425,283
Babcock International Group PLC	72,177	439,284
Balfour Beatty PLC	148,085	849,338
Beazley PLC	185,441	1,806,528
Bellway PLC	33,831	1,237,159
Big Yellow Group PLC	53,213	828,875
Bodycote PLC	53,496	382,152
Boohoo.Com PLC (a)(b)	189,742	72,469
Breedon Group PLC	78,240	443,901
Bridgepoint Group PLC (d)	68,084	273,556
British Land Co. PLC	264,237	1,358,112
Britvic PLC	66,643	1,098,221
Burberry Group PLC	102,051	1,037,336
Bytes Technology Group PLC	65,416	381,940
Care (REIT) PLC	92,807	103,874
Central Asia Metals PLC	48,340	109,704
Cerillion PLC	5,011	120,829
Chemring Group PLC	76,387	349,665
Clarkson PLC	7,821	354,480
Close Brothers Group PLC	43,098	126,706
CLS Holdings PLC	49,628	59,321
CMC Markets PLC (d)	31,521	124,576
Coats Group PLC	450,383	550,548
Computacenter PLC	24,422	689,652
ConvaTec Group PLC (d)	466,032	1,282,374
Craneware PLC	7,965	203,355
Cranswick PLC	15,234	995,925
Crest Nicholson Holdings PLC	65,306	142,566
Currys PLC (a)	259,295	275,837
Custodian (REIT) PLC	125,596	126,645
CVS Group PLC	20,522	249,538
Deliveroo PLC Class A (a)(d)	324,487	576,569
Derwent London PLC	27,284	770,472
Diploma PLC	38,172	2,095,825
Direct Line Insurance Group PLC	373,628	791,556
Discoverie Group PLC	27,557	236,297
Domino's Pizza UK & IRL PLC	103,040	400,189
Dowlais Group PLC	396,118	250,177
Dr. Martens Ltd.	162,891	114,892
Drax Group PLC	110,242	885,604
DS Smith PLC	392,398	2,760,108
Dunelm Group PLC	34,497	494,197
easyJet PLC	86,261	568,159
Elementis PLC	168,876	290,488
Empiric Student Property PLC	169,959	207,100
Essentra PLC	83,381	159,553
Evoke PLC (a)	102,680	81,625
FD Technologies PLC (a)(b)	6,807	153,251
FDM Group Holdings PLC	26,305	120,073
Fever-Tree Drinks PLC	29,615	283,730
Firstgroup PLC	176,953	304,153
Forterra PLC (d)	58,823	145,934
Frasers Group PLC (a)	31,967	313,683
Future PLC	30,870	349,292
Games Workshop Group PLC	9,338	1,440,090
Gamma Communications PLC	25,970	531,774
GB Group PLC	72,658	318,730
Genuit Group PLC	71,190	430,523
Genus PLC	18,896	509,238
Grafton Group PLC unit	51,449	664,471
Grainger Trust PLC	200,347	586,426
Great Portland Estates PLC	99,103	400,617
Greatland Gold PLC (a)	2,519,445	207,917
Greggs PLC	29,013	1,025,804
Halfords Group PLC	62,374	134,798
Hammerson PLC	128,359	475,683
Harbour Energy PLC	153,948	548,677
Hays PLC	451,501	450,613
Hill & Smith Holdings PLC	22,816	598,699
Hilton Food Group PLC	21,627	250,982
Hiscox Ltd.	96,998	1,353,301
Hollywood Bowl Group PLC	48,621	204,697
Home (REIT) PLC (a)(c)	235,236	92,332
Howden Joinery Group PLC	156,688	1,701,188
Hunting PLC	42,488	165,180
Ibstock PLC (d)	111,629	288,600
IG Group Holdings PLC	105,394	1,216,308
IMI PLC	74,104	1,576,631
Impax Asset Management Group PLC	26,168	118,436
Inchcape PLC	105,613	975,068
Indivior PLC (a)	32,622	288,352
IntegraFin Holdings PLC	85,164	404,118
Intermediate Capital Group PLC	82,785	2,201,126
International Distributions Services PLC	176,814	768,792
Investec PLC	183,833	1,410,409
IP Group PLC (a)	296,104	175,060
ITM Power PLC (a)(b)	130,449	70,647
ITV PLC	1,015,728	967,891
J.D. Wetherspoon PLC	24,403	193,204
Jet2 PLC	51,868	961,083
John Wood Group PLC (a)	187,593	305,993
Johnson Matthey PLC	51,937	996,516
Johnson Service Group PLC	117,946	227,216
Judges Scientific PLC	1,707	210,424
Jupiter Fund Management PLC	127,510	132,356
Just Eat Takeaway.com NV (a)(d)	53,328	607,629
Just Group PLC	296,102	511,624
Kainos Group PLC	25,176	242,500
Keller Group PLC	19,769	417,035
Kier Group PLC	130,079	239,519
Lancashire Holdings Ltd.	69,531	565,734
Learning Technologies Group PLC	167,778	194,707
Liontrust Asset Management PLC	18,953	118,529
Londonmetric Properity PLC	581,270	1,454,066
Man Group PLC	340,315	871,495
Marks & Spencer Group PLC	582,763	2,827,486
Marshalls PLC	65,258	286,100
ME Group International PLC	58,347	159,876
Mitchells & Butlers PLC (a)	77,068	248,935
Mitie Group PLC	356,462	535,940
Mobico Group PLC (a)	141,025	126,109
Molten Ventures PLC (a)	46,376	203,318
MONY Group PLC	144,072	349,254
Moonpig Group PLC (a)	92,757	299,014
Morgan Advanced Materials PLC	81,049	252,388
Morgan Sindall PLC	12,922	624,002
NCC Group Ltd.	84,716	168,662
Next Fifteen Communications Group PLC	24,178	125,485
Ninety One PLC	87,643	186,695
Ocado Group PLC (a)	154,059	691,108
OSB Group PLC	110,388	503,598
Oxford Instruments PLC	16,513	457,793
Oxford Nanopore Technologies Ltd. (a)	162,368	281,596
Pagegroup PLC	88,994	410,128
Paragon Banking Group PLC	60,161	532,162
Pennon Group PLC	81,706	573,662
Pets At Home Group PLC	125,921	480,936
Picton Property Income Ltd.	154,991	138,498
Playtech Ltd. (a)	70,506	660,035
Polar Capital Holdings PLC	25,053	154,416
Premier Foods PLC	183,014	444,600
Primary Health Properties PLC	381,208	468,692
PZ Cussons PLC Class L	65,727	68,649
QinetiQ Group PLC	146,171	865,124
Quilter PLC (d)	400,456	740,472
Rank Group PLC	52,820	59,936
Rathbone Brothers PLC	13,037	279,728
Renew Holdings PLC	22,347	315,240
Renewi PLC	20,537	161,007
Renishaw PLC	10,379	421,571
Rightmove PLC	225,240	1,710,086
Rotork PLC	242,330	938,667
RS GROUP PLC	135,172	1,211,368
RWS Holdings PLC	85,115	161,115
Safestore Holdings PLC	62,363	650,549
Savills PLC	41,103	569,223
Serco Group PLC	303,595	685,465
Serica Energy PLC	79,506	146,705
Shaftesbury Capital PLC	444,930	778,531
SIG PLC (a)	199,903	59,286
Softcat PLC	37,050	809,771
Spectris PLC	28,659	929,771
Spire Healthcare Group PLC (d)	79,787	222,224
Spirent Communications PLC (a)	162,285	351,554
SSP Group PLC	228,065	474,348
St. James's Place PLC	156,174	1,637,208
SThree PLC	37,893	172,724
Subsea 7 SA	64,503	986,878
Supermarket Income (REIT) PLC	359,798	326,615
Target Healthcare (REIT) PLC	178,660	208,948
Tate & Lyle PLC	112,170	1,084,782
Team17 Group PLC (a)	32,859	95,333
Telecom Plus PLC	20,172	436,981
The PRS REIT PLC	148,512	202,606
The Weir Group PLC	73,773	1,988,146
THG PLC (a)	187,595	113,061
TORM PLC	14,809	385,895
TP ICAP Group PLC	219,503	635,421
Trainline PLC (a)(d)	130,937	657,112
Travis Perkins PLC	60,713	632,554
Tritax Big Box REIT PLC	636,704	1,158,428
Trustpilot Group PLC (a)(d)	106,046	339,118
Unite Group PLC	111,144	1,254,720
Urban Logistics REIT PLC	133,785	203,216
Vesuvius PLC	59,385	273,752
Victrex PLC	23,721	260,602
Vistry Group PLC (a)	91,029	1,067,547
Volex PLC	38,474	161,233
Volution Group PLC	56,072	417,906
Warehouse (REIT) PLC	115,244	128,094
Watches of Switzerland Group PLC (a)(d)	68,485	359,413
WH Smith PLC	37,266	634,295
Wickes Group PLC	68,737	141,813
Workspace Group PLC	41,510	295,994
XPS Pensions Group PLC	46,899	216,497
Yellow Cake PLC (a)(d)	61,831	432,126
YouGov PLC	30,332	181,478
Young & Co.'s Brewery PLC Class A	6,433	72,996
Zigup PLC	64,544	295,037
TOTAL UNITED KINGDOM		107,948,012
United States of America - 0.8%
Bitdeer Technologies Group Class A, (a)(b)	10,195	79,419
Burford Capital Ltd.	56,401	763,626
Carnival PLC (a)	39,237	783,570
Diversified Energy Co. PLC	13,729	165,610
Fiverr International Ltd. (a)(b)	9,860	288,504
InMode Ltd. (a)	21,745	371,405
JS Global Lifestyle Co. Ltd. (a)(d)	399,500	80,434
PolyPeptide Group AG (a)(d)	4,199	140,040
Reliance Worldwide Corp. Ltd.	212,066	722,040
RHI Magnesita NV	4,786	198,099
Riskified Ltd. (a)(b)	25,880	115,684
Signify NV (d)	36,671	898,298
Sims Ltd.	46,448	385,982
Sinch AB (a)(d)	192,423	572,146
TI Fluid Systems PLC (d)	107,485	235,891
TOTAL UNITED STATES OF AMERICA		5,800,748
TOTAL COMMON STOCKS (Cost $840,406,412)		759,632,183

Nonconvertible Preferred Stocks - 0.3%
	Shares	Value ($)
Germany - 0.3%
Draegerwerk AG & Co. KGaA (non-vtg.)	2,417	117,389
Einhell Germany AG	1,440	103,850
Fuchs Petrolub AG	19,728	918,880
Jungheinrich AG	13,693	374,151
Sixt SE Preference Shares	4,438	277,095
Sto SE & Co. KGaA	731	97,008
TOTAL GERMANY		1,888,373
Italy - 0.0%
Danieli & C. Officine Meccaniche SpA	10,652	215,281
Japan - 0.0%
ITO EN Ltd.	6,900	82,959
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $2,433,639)		2,186,613

Government Obligations - 0.1%
	Principal Amount (e)	Value ($)
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 5.08% 11/21/24 (f) (Cost $397,888)	399,000	397,978

Money Market Funds - 4.6%
	Shares	Value ($)
Fidelity Cash Central Fund 4.87% (g)	5,847,538	5,848,708
Fidelity Securities Lending Cash Central Fund 4.87% (g)(h)	30,087,278	30,090,286
TOTAL MONEY MARKET FUNDS (Cost $35,938,993)		35,938,994

TOTAL INVESTMENT IN SECURITIES - 103.1% (Cost $879,176,932)	798,155,768
NET OTHER ASSETS (LIABILITIES) - (3.1)%	(23,864,534)
NET ASSETS - 100.0%	774,291,234

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE MSCI EAFE Index Contracts (United States)	104	Dec 2024	12,221,040	(394,386)	(394,386)

The notional amount of futures purchased as a percentage of Net Assets is 1.6%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $29,330,767 or 3.8% of net assets.

(e)	Amount is stated in United States dollars unless otherwise noted.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $397,978.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.87%	5,969,273	74,355,633	74,475,896	324,002	(303)	1	5,848,708	0.0%
Fidelity Securities Lending Cash Central Fund 4.87%	16,588,393	124,981,492	111,479,599	544,376	-	-	30,090,286	0.1%
Total	22,557,666	199,337,125	185,955,495	868,378	(303)	1	35,938,994

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	27,966,503	16,961,569	11,004,934	-
Consumer Discretionary	96,350,007	38,050,097	58,299,910	-
Consumer Staples	49,633,519	18,716,692	30,916,827	-
Energy	22,109,652	15,337,671	6,771,981	-
Financials	96,111,994	60,929,497	35,182,497	-
Health Care	43,902,931	23,930,870	19,972,061	-
Industrials	180,204,816	89,740,737	90,464,079	-
Information Technology	67,940,131	32,271,088	35,669,043	-
Materials	73,598,779	26,944,417	46,188,455	465,907
Real Estate	84,187,248	39,279,535	44,815,381	92,332
Utilities	19,813,216	11,234,882	8,578,334	-

Government Obligations	397,978	-	397,978	-

Money Market Funds	35,938,994	35,938,994	-	-
Total Investments in Securities:	798,155,768	409,336,049	388,261,480	558,239
Derivative Instruments: Liabilities
Futures Contracts	(394,386)	(394,386)	-	-
Total Liabilities	(394,386)	(394,386)	-	-
Total Derivative Instruments:	(394,386)	(394,386)	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	0	(394,386)
Total Equity Risk	0	(394,386)
Total Value of Derivatives	0	(394,386)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements
Statement of Assets and Liabilities
As of October 31, 2024
Assets
Investment in securities, at value (including securities loaned of $28,164,801) - See accompanying schedule:
Unaffiliated issuers (cost $843,237,939)	$762,216,774
Fidelity Central Funds (cost $35,938,993)	35,938,994

Total Investment in Securities (cost $879,176,932)		$798,155,768
Foreign currency held at value (cost $1,193,707)		1,168,670
Receivable for investments sold
Regular delivery		196,215
Delayed delivery		826,673
Receivable for fund shares sold		128,426
Dividends receivable		2,844,411
Reclaims receivable		1,518,301
Interest receivable		119
Distributions receivable from Fidelity Central Funds		51,895
Prepaid expenses		918
Receivable from investment adviser for expense reductions		44,655
Total assets		804,936,051
Liabilities
Payable for investments purchased	$52,712
Payable for fund shares redeemed	221,765
Accrued management fee	66,306
Payable for daily variation margin on futures contracts	68,252
Other payables and accrued expenses	145,495
Collateral on securities loaned	30,090,287
Total liabilities		30,644,817
Net Assets		$774,291,234
Net Assets consist of:
Paid in capital		$936,453,767
Total accumulated earnings (loss)		(162,162,533)
Net Assets		$774,291,234
Net Asset Value, offering price and redemption price per share ($774,291,234 ÷ 90,262,997 shares)		$8.58
Statement of Operations
Year ended October 31, 2024
Investment Income
Dividends		$24,167,125
Interest		19,065
Income from Fidelity Central Funds (including $544,376 from security lending)		868,378
Income before foreign taxes withheld		$25,054,568
Less foreign taxes withheld		(2,269,216)
Total income		22,785,352
Expenses
Management fee	$747,055
Custodian fees and expenses	168,323
Independent trustees' fees and expenses	3,296
Registration fees	27,020
Audit fees	59,791
Legal	1,917
Miscellaneous	35,334
Total expenses before reductions	1,042,736
Expense reductions	(259,664)
Total expenses after reductions		783,072
Net Investment income (loss)		22,002,280
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(24,574,867)
Fidelity Central Funds	(303)
Foreign currency transactions	(726)
Futures contracts	1,197,385
Total net realized gain (loss)		(23,378,511)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	139,772,624
Fidelity Central Funds	1
Assets and liabilities in foreign currencies	(97,089)
Futures contracts	74,478
Total change in net unrealized appreciation (depreciation)		139,750,014
Net gain (loss)		116,371,503
Net increase (decrease) in net assets resulting from operations		$138,373,783
Statement of Changes in Net Assets

	Year ended October 31, 2024	Year ended October 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$22,002,280	$20,491,767
Net realized gain (loss)	(23,378,511)	(47,950,090)
Change in net unrealized appreciation (depreciation)	139,750,014	80,554,713
Net increase (decrease) in net assets resulting from operations	138,373,783	53,096,390
Distributions to shareholders	(22,109,584)	(19,865,640)

Share transactions
Proceeds from sales of shares	73,474,872	19,585,828
Reinvestment of distributions	22,063,414	19,858,109
Cost of shares redeemed	(56,341,347)	(118,024,796)

Net increase (decrease) in net assets resulting from share transactions	39,196,939	(78,580,859)
Total increase (decrease) in net assets	155,461,138	(45,350,109)

Net Assets
Beginning of period	618,830,096	664,180,205
End of period	$774,291,234	$618,830,096

Other Information
Shares
Sold	8,808,522	2,520,341
Issued in reinvestment of distributions	2,754,484	2,669,101
Redeemed	(6,660,466)	(15,225,197)
Net increase (decrease)	4,902,540	(10,035,755)

Financial Highlights
Fidelity® SAI International Small Cap Index Fund

Years ended October 31,	2024	2023	2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$7.25	$6.96	$10.12	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.25	.23	.24	.09
Net realized and unrealized gain (loss)	1.34	.29	(3.27)	.03
Total from investment operations	1.59	.52	(3.03)	.12
Distributions from net investment income	(.26)	(.23)	(.13)	-
Total distributions	(.26)	(.23)	(.13)	-
Net asset value, end of period	$8.58	$7.25	$6.96	$10.12
Total Return D,E	22.16%	7.34%	(30.31)%	1.20%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.14%	.14%	.14%	.19% H,I
Expenses net of fee waivers, if any	.10%	.10%	.10%	.10% H
Expenses net of all reductions	.10%	.10%	.10%	.10% H
Net investment income (loss)	2.94%	3.00%	2.85%	2.00% H
Supplemental Data
Net assets, end of period (000 omitted)	$774,291	$618,830	$664,180	$873,419
Portfolio turnover rate J	16%	13%	20%	1% K

AFor the period May 27, 2021 (commencement of operations) through October 31, 2021.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAudit fees are not annualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
KAmount not annualized.
Notes to Financial Statements

For the period ended October 31, 2024

1. Organization.
Fidelity SAI International Small Cap Index Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2024 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of October 31, 2024, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$95,582,848
Gross unrealized depreciation	(190,027,681)
Net unrealized appreciation (depreciation)	$(94,444,833)
Tax Cost	$892,600,601

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$21,915,896
Capital loss carryforward	$(89,453,706)
Net unrealized appreciation (depreciation) on securities and other investments	$(94,624,721)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(36,889,161)
Long-term	(52,564,545)
Total capital loss carryforward	$(89,453,706)

The tax character of distributions paid was as follows:

	October 31, 2024	October 31, 2023
Ordinary Income	$22,109,584	$19,865,640
Total	$22,109,584	$19,865,640

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

New Accounting Pronouncement. In November 2023, the FASB issued Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures. Effective for fiscal years beginning after December 15, 2023 and interim periods within fiscal years beginning after December 15, 2024, the amendments enhance required disclosures of segment information for public entities on an annual and interim basis. The ASU allows for early adoption with updates applied retrospectively. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI International Small Cap Index Fund	162,001,361	115,015,269
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .10% of the Fund's average net assets.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount ($)
Fidelity SAI International Small Cap Index Fund	1,171
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity SAI International Small Cap Index Fund	56,893	745	-
9. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .10% of average net assets. This reimbursement will remain in place through February 28, 2026. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $259,664.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

	Strategic Advisers Fidelity International Fund	Strategic Advisers International Fund
Fidelity SAI International Small Cap Index Fund	67%	13%

Mutual funds managed by the investment adviser or its affiliates, in aggregate, were the owners of record of more than 20% of the total outstanding shares.

Fund	% of shares held
Fidelity SAI International Small Cap Index Fund	80%
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Concord Street Trust and the Shareholders of Fidelity SAI International Small Cap Index Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Fidelity SAI International Small Cap Index Fund (the "Fund"), a fund of Fidelity Concord Street Trust, including the schedule of investments, as of October 31, 2024, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the three years in the period then ended and for the period from May 27, 2021 (commencement of operations) through October 31, 2021, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of October 31, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended and for the period from May 27, 2021 (commencement of operations) through October 31, 2021, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
December 16, 2024
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund designates $238,289 of distributions paid during the fiscal year ended 2024 as qualifying to be taxed as section 163(j) interest dividends.

The fund designates 73.28% of the dividend distributed during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are $0.2671 and $0.0203 for the dividend paid December 18, 2023.

The fund will notify shareholders in January 2025 of amounts for use in preparing 2024 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
A special meeting of shareholders was held on July 16, 2024. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Bettina Doulton
Affirmative	399,712,835,196.11	95.27
Withheld	19,861,567,939.07	4.73
TOTAL	419,574,403,135.19	100.00
Robert A. Lawrence
Affirmative	398,303,145,670.78	94.93
Withheld	21,271,257,464.41	5.07
TOTAL	419,574,403,135.19	100.00
Vijay C. Advani
Affirmative	398,848,644,763.97	95.06
Withheld	20,725,758,371.21	4.94
TOTAL	419,574,403,135.19	100.00
Thomas P. Bostick
Affirmative	399,084,917,382.24	95.12
Withheld	20,489,485,752.95	4.88
TOTAL	419,574,403,135.19	100.00
Donald F. Donahue
Affirmative	398,136,894,294.44	94.89
Withheld	21,437,508,840.75	5.11
TOTAL	419,574,403,135.19	100.00
Vicki L. Fuller
Affirmative	399,535,778,208.65	95.22
Withheld	20,038,624,926.54	4.78
TOTAL	419,574,403,135.19	100.00
Patricia L. Kampling
Affirmative	399,319,643,676.69	95.17
Withheld	20,254,759,458.50	4.83
TOTAL	419,574,403,135.19	100.00
Thomas A. Kennedy
Affirmative	398,612,509,964.82	95.00
Withheld	20,961,893,170.36	5.00
TOTAL	419,574,403,135.19	100.00
Oscar Munoz
Affirmative	397,517,256,424.15	94.74
Withheld	22,057,146,711.03	5.26
TOTAL	419,574,403,135.19	100.00
Karen B. Peetz
Affirmative	398,905,166,808.58	95.07
Withheld	20,669,236,326.60	4.93
TOTAL	419,574,403,135.19	100.00
David M. Thomas
Affirmative	398,279,523,899.44	94.92
Withheld	21,294,879,235.74	5.08
TOTAL	419,574,403,135.19	100.00
Susan Tomasky
Affirmative	398,393,822,853.60	94.95
Withheld	21,180,580,281.58	5.05
TOTAL	419,574,403,135.19	100.00
Michael E. Wiley
Affirmative	398,304,955,259.60	94.93
Withheld	21,269,447,875.58	5.07
TOTAL	419,574,403,135.19	100.00

Proposal 1 reflects trust-wide proposal and voting results.

Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity SAI International Small Cap Index Fund
Each year, the Board of Trustees, including a majority of the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreement (Sub-Advisory Agreement) for the fund with Geode Capital Management, LLC (Geode) (together, the Advisory Contracts). FMR and Geode are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2024 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers and Geode, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with senior management of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
The Trustees also discussed with representatives of Fidelity, at meetings throughout the year, Fidelity's role in, among other things, overseeing compliance with federal securities laws and other applicable requirements by Geode with respect to the fund and monitoring and overseeing the performance and investment capabilities of Geode. The Trustees considered that the Board had received from Fidelity periodic reports about its oversight and due diligence processes, as well as periodic reports regarding the performance of Geode.
The Board also considered the nature, extent and quality of services provided by Geode. The Trustees noted that under the Sub-Advisory Agreement, subject to oversight by Fidelity, Geode is responsible for, among other things, identifying investments and arranging for execution of portfolio transactions to implement the fund's investment strategy. In addition, the Trustees noted that Geode is responsible for providing such reporting as may be requested by Fidelity to fulfill its oversight responsibilities discussed above.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's and Geode's approach to recruiting, training, managing, and compensating investment personnel. The Board considered that Fidelity's and Geode's investment professionals have extensive resources, tools, and capabilities so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and by FMR's affiliates under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against the securities market index the fund seeks to track (benchmark index). The Board also periodically considers the fund's tracking error versus its benchmark index. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the fund over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund's performance should be evaluated based on net performance (after fees and expenses) of the fund compared to a fund's benchmark index, over appropriate time periods taking into account relevant factors including the following: general market conditions; the characteristics of the fund's benchmark index; the extent to which statistical sampling is employed; any securities lending revenues; and fund cash flows and other factors.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of each fund's management fee and total expense ratio, the Board considered the fund's management fee rate as well as other expenses, such as pricing and bookkeeping and transfer agent fees, paid by FMR and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for each fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Morningstar) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to each fund (referred to as the "asset size peer group"); (iii) total expense comparisons of the fund relative to funds and classes in the mapped group that have a similar sales load structure to the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to each fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the mapped group for the 12-month period ended September 30, 2023 and below the competitive median of the asset size peer group for the 12-month period ended September 30, 2023. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked below the competitive median of the similar sales load structure group for the 12-month period ended September 30, 2023 and below the competitive median of the total expense asset size peer group for the 12-month period ended September 30, 2023.
Other Contractual Arrangements. The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.10% through February 28, 2025.
Fees Charged to Other Clients. The Board also considered fee structures applicable to clients of Fidelity and Geode, such as other funds advised or subadvised by Fidelity or Geode, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.  Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's and Geode's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's and Geode's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
The Board also considered information regarding the profitability of Geode's relationship with the fund.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) the variable management fee implemented for certain funds effective March 1, 2024; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through May 31, 2025.

1.9903806.103
SCI-ANN-1224
Fidelity® Series International Index Fund

Annual Report
October 31, 2024
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Series International Index Fund
Schedule of Investments October 31, 2024
Showing Percentage of Net Assets
Common Stocks - 96.5%
	Shares	Value ($)
Australia - 7.4%
Ampol Ltd.	7,119	130,339
ANZ Group Holdings Ltd.	89,909	1,832,392
APA Group unit	38,350	175,595
Aristocrat Leisure Ltd.	16,971	682,907
ASX Ltd.	5,792	246,664
BHP Group Ltd.	151,523	4,209,700
BlueScope Steel Ltd.	13,144	174,663
Brambles Ltd.	41,609	500,973
CAR Group Ltd.	10,703	263,626
Cochlear Ltd.	1,956	362,131
Coles Group Ltd.	40,023	461,925
Commonwealth Bank of Australia	50,003	4,664,000
Computershare Ltd.	15,893	274,749
Dexus unit unit	32,120	150,747
Endeavour Group Ltd.	45,467	139,862
Fortescue Ltd.	50,592	633,556
Glencore PLC	309,828	1,624,937
Goodman Group unit	51,068	1,219,478
Insurance Australia Group Ltd.	70,819	347,754
Macquarie Group Ltd.	10,844	1,641,200
Medibank Private Ltd.	82,260	193,326
Mineral Resources Ltd.	5,283	135,759
Mirvac Group unit	117,843	164,737
National Australia Bank Ltd.	92,415	2,342,270
Northern Star Resources Ltd.	34,332	398,402
Orica Ltd.	14,544	165,205
Origin Energy Ltd.	51,471	324,993
Pilbara Minerals Ltd. (a)	85,412	158,199
Pro Medicus Ltd.	1,716	217,375
Qantas Airways Ltd. (a)	23,925	126,671
QBE Insurance Group Ltd.	44,890	506,814
Ramsay Health Care Ltd.	5,489	144,369
REA Group Ltd.	1,579	233,432
Reece Ltd.	6,760	100,728
Rio Tinto Ltd.	11,091	870,838
Rio Tinto PLC	33,681	2,176,737
Santos Ltd.	97,039	431,713
Scentre Group unit	155,210	355,845
SEEK Ltd.	10,657	173,136
Seven Group Holdings Ltd.	6,082	165,705
Sonic Healthcare Ltd.	13,631	240,183
South32 Ltd.	135,298	324,466
Stockland Corp. Ltd. unit	71,309	241,140
Suncorp Group Ltd.	38,016	445,938
Telstra Group Ltd.	120,792	302,394
The GPT Group	57,220	177,275
The Lottery Corp. Ltd.	66,504	217,301
Transurban Group unit	92,400	770,057
Treasury Wine Estates Ltd.	24,237	179,944
Vicinity Centres unit	115,576	164,305
Washington H. Soul Pattinson & Co. Ltd.	7,009	153,590
Wesfarmers Ltd.	33,905	1,491,518
Westpac Banking Corp.	103,457	2,172,784
WiseTech Global Ltd.	4,981	382,432
Woodside Energy Group Ltd.	56,729	892,827
Woolworths Group Ltd.	36,497	715,823
TOTAL AUSTRALIA		37,995,429
Austria - 0.2%
Erste Group Bank AG	10,059	566,122
Mondi PLC	13,183	213,335
OMV AG	4,398	182,268
Verbund AG	2,033	166,297
Voestalpine AG	3,244	67,221
TOTAL AUSTRIA		1,195,243
Belgium - 0.8%
Ageas	4,773	248,585
Anheuser-Busch InBev SA NV	26,849	1,591,915
D'ieteren Group	642	138,620
Elia Group SA/NV	886	84,183
Groupe Bruxelles Lambert SA	2,476	178,294
KBC Group NV	6,857	497,346
Lotus Bakeries SA	12	156,897
Sofina SA	461	112,626
Syensqo SA	2,213	170,983
UCB SA	3,777	726,371
Warehouses de Pauw	5,343	126,815
TOTAL BELGIUM		4,032,635
Brazil - 0.0%
Yara International ASA	4,944	148,677
Burkina Faso - 0.0%
Endeavour Mining PLC	5,487	122,755
Chile - 0.1%
Antofagasta PLC	11,779	263,064
China - 0.5%
BOC Hong Kong (Holdings) Ltd.	110,710	361,438
Prosus NV	42,353	1,784,962
Prosus NV rights (a)(b)	42,353	4,607
SITC International Holdings Co. Ltd.	40,000	113,052
Wharf Holdings Ltd.	32,000	90,669
Wilmar International Ltd.	57,422	138,603
TOTAL CHINA		2,493,331
Denmark - 3.3%
A.P. Moller - Maersk A/S:
Series A	88	133,840
Series B	136	215,120
Carlsberg A/S Series B	2,854	315,406
Coloplast A/S Series B	3,767	469,766
Danske Bank A/S	20,608	607,625
Demant A/S (a)	2,981	109,368
DSV A/S	6,106	1,327,111
Genmab A/S (a)	1,876	420,144
Novo Nordisk A/S Series B	96,223	10,792,841
Novonesis (NOVOZYMES) B Series B	10,528	659,674
ORSTED A/S (a)(c)	5,652	330,248
Pandora A/S	2,450	369,407
Rockwool International A/S Series B	280	120,611
Tryg A/S	10,131	238,585
Vestas Wind Systems A/S (a)	30,170	574,960
Zealand Pharma A/S (a)	1,909	220,052
TOTAL DENMARK		16,904,758
Finland - 1.0%
Elisa Corp. (A Shares)	4,245	202,062
Fortum Corp.	13,407	197,314
Kesko Oyj	8,161	174,569
Kone OYJ (B Shares)	10,156	555,232
Metso Corp.	18,573	175,885
Neste OYJ	12,639	202,932
Nokia Corp.	159,329	753,949
Nordea Bank Abp (Helsinki Stock Exchange)	94,261	1,103,512
Orion Oyj (B Shares)	3,223	156,535
Sampo Oyj (A Shares)	15,008	664,426
Stora Enso Oyj (R Shares)	17,387	193,288
UPM-Kymmene Corp.	15,944	467,049
Wartsila Corp.	15,030	286,269
TOTAL FINLAND		5,133,022
France - 9.2%
Accor SA	5,822	263,828
Aeroports de Paris SA	1,036	122,608
Air Liquide SA	17,273	3,097,073
Airbus Group NV	17,754	2,708,217
Alstom SA (a)	10,341	227,466
Amundi SA (c)	1,833	132,591
Arkema SA	1,680	146,833
AXA SA	54,296	2,038,768
bioMerieux SA	1,236	137,807
BNP Paribas SA	30,407	2,076,617
Bollore SA	21,289	132,806
Bouygues SA	5,664	181,319
Bureau Veritas SA	9,491	299,804
Capgemini SA	4,641	805,125
Carrefour SA	16,201	257,287
Compagnie de St.-Gobain	13,553	1,229,053
Compagnie Generale des Etablissements Michelin SCA Series B	20,294	685,846
Covivio	1,677	95,403
Credit Agricole SA	31,647	485,088
Danone SA	19,288	1,377,907
Dassault Aviation SA	590	118,920
Dassault Systemes SA	19,991	684,196
Edenred SA	7,454	239,594
Eiffage SA	2,195	204,045
Engie SA	54,569	914,659
EssilorLuxottica SA	8,881	2,080,830
Eurazeo SA	1,369	104,165
Gecina SA	1,373	146,436
Getlink SE	9,033	153,133
Hermes International SCA	946	2,134,170
Ipsen SA	1,126	137,056
Kering SA	2,224	555,490
Klepierre SA	6,426	205,223
L'Oreal SA	7,189	2,697,100
La Francaise des Jeux SAEM (c)	3,052	130,004
Legrand SA	7,835	884,324
LVMH Moet Hennessy Louis Vuitton SE	8,219	5,471,557
Orange SA	55,614	610,959
Pernod Ricard SA	6,054	752,364
Publicis Groupe SA	6,838	726,845
Renault SA	5,743	261,747
Rexel SA	6,760	185,153
Safran SA	10,213	2,311,873
Sartorius Stedim Biotech	872	173,863
SEB SA	752	78,854
Societe Generale Series A	21,590	620,097
Sodexo SA	2,643	229,419
Teleperformance	1,625	171,280
Thales SA	2,826	455,410
TotalEnergies SE	64,474	4,046,111
Unibail-Rodamco-Westfield NV	3,539	288,254
Veolia Environnement SA	20,608	654,298
VINCI SA	14,946	1,674,262
Vivendi SA	21,531	229,379
TOTAL FRANCE		46,832,516
Germany - 8.4%
adidas AG	4,840	1,159,138
Allianz SE	11,704	3,684,482
BASF AG	26,664	1,296,207
Bayer AG	29,349	790,866
Bayerische Motoren Werke AG (BMW)	9,525	749,294
Bechtle AG	2,458	83,847
Beiersdorf AG	2,964	399,787
Brenntag SE	3,881	252,618
Carl Zeiss Meditec AG	1,213	76,000
Commerzbank AG	30,084	534,381
Continental AG	3,286	205,080
Covestro AG (a)(c)	5,646	357,432
CTS Eventim AG	1,864	195,559
Daimler Truck Holding AG	14,751	609,886
Deutsche Bank AG	56,616	962,189
Deutsche Borse AG	5,677	1,318,644
Deutsche Lufthansa AG	17,901	124,392
Deutsche Post AG ADR	30,472	1,224,046
Deutsche Telekom AG	104,282	3,152,812
E.ON SE	67,072	905,768
Evonik Industries AG	7,653	168,406
Fresenius Medical Care AG & Co. KGaA	6,134	240,115
Fresenius SE & Co. KGaA (a)	12,618	460,070
GEA Group AG	4,634	228,240
Hannover Reuck SE	1,801	473,108
HeidelbergCement AG	4,079	449,018
Henkel AG & Co. KGaA	3,105	242,164
Infineon Technologies AG	39,014	1,233,804
Knorr-Bremse AG	2,167	178,201
LEG Immobilien AG	2,224	210,031
Mercedes-Benz Group AG (Germany)	22,375	1,359,297
Merck KGaA	3,861	638,370
MTU Aero Engines AG	1,608	525,955
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	3,997	2,043,987
Nemetschek SE	1,724	186,497
Puma AG	3,155	143,383
Rational AG	153	149,783
Rheinmetall AG	1,301	669,655
RWE AG	18,889	611,670
SAP SE	31,198	7,284,268
Scout24 AG (c)	2,239	192,768
Siemens AG	22,707	4,417,644
Siemens Energy AG (a)	19,105	779,928
Siemens Healthineers AG (c)	8,423	439,507
Symrise AG	3,966	477,130
Talanx AG	1,928	148,795
Vonovia SE	22,124	725,812
Zalando SE (a)(c)	6,700	201,292
TOTAL GERMANY		42,961,326
Hong Kong - 1.8%
AIA Group Ltd.	332,845	2,626,919
CK Asset Holdings Ltd.	57,726	235,982
CK Infrastructure Holdings Ltd.	19,081	135,025
CLP Holdings Ltd.	49,236	418,240
Futu Holdings Ltd. ADR (a)	1,676	159,203
Hang Seng Bank Ltd.	22,576	276,154
Henderson Land Development Co. Ltd.	43,140	138,336
HKT Trust/HKT Ltd. unit	113,292	140,789
Hong Kong & China Gas Co. Ltd.	334,697	259,245
Hong Kong Exchanges and Clearing Ltd.	35,967	1,440,132
Hongkong Land Holdings Ltd.	32,930	141,190
Jardine Matheson Holdings Ltd.	4,775	183,475
Link (REIT)	76,344	355,719
MTR Corp. Ltd.	46,437	168,956
Power Assets Holdings Ltd.	41,303	275,130
Prudential PLC	81,950	682,221
Sino Land Ltd.	116,218	116,306
Sun Hung Kai Properties Ltd.	43,180	467,552
Swire Pacific Ltd. (A Shares)	12,356	103,490
Techtronic Industries Co. Ltd.	41,292	597,307
WH Group Ltd. (c)	249,077	193,861
Wharf Real Estate Investment Co. Ltd.	49,814	149,770
TOTAL HONG KONG		9,265,002
Ireland - 0.4%
AerCap Holdings NV	5,796	542,216
AIB Group PLC	54,232	288,701
Bank of Ireland Group PLC	30,388	279,708
Kerry Group PLC Class A	4,616	459,426
Kingspan Group PLC (Ireland)	4,618	405,123
TOTAL IRELAND		1,975,174
Israel - 0.7%
Azrieli Group	1,282	98,326
Bank Hapoalim BM (Reg.)	37,931	396,628
Bank Leumi le-Israel BM	45,294	461,858
Check Point Software Technologies Ltd. (a)	2,652	459,353
Elbit Systems Ltd. (Israel)	796	182,216
Global-e Online Ltd. (a)	3,004	115,474
Icl Group Ltd.	23,279	96,283
Israel Discount Bank Ltd. (Class A)	36,910	217,679
Mizrahi Tefahot Bank Ltd.	4,622	191,292
NICE Ltd. (a)	1,895	334,870
Teva Pharmaceutical Industries Ltd. sponsored ADR (a)	33,470	617,187
Wix.com Ltd. (a)	1,579	263,882
TOTAL ISRAEL		3,435,048
Italy - 2.6%
Amplifon SpA	3,738	104,496
Banco BPM SpA	38,453	259,162
Coca-Cola HBC AG	6,523	227,940
Davide Campari Milano NV	18,375	123,365
DiaSorin SpA	678	73,749
Enel SpA	242,995	1,842,893
Eni SpA	68,686	1,046,307
Ferrari NV (Italy)	3,766	1,801,626
FinecoBank SpA	18,242	291,391
Generali	30,471	846,850
Infrastrutture Wireless Italiane SpA (c)	10,058	113,235
Intesa Sanpaolo SpA	436,976	1,870,262
Leonardo SpA	12,088	288,877
Mediobanca SpA	14,917	246,148
Moncler SpA	6,566	363,822
Nexi SpA (a)(c)	17,710	111,770
Poste Italiane SpA (c)	13,652	192,159
Prysmian SpA	8,075	569,352
Recordati SpA	3,121	176,873
Snam SpA	60,221	289,403
Telecom Italia SpA (a)	300,924	76,170
Terna - Rete Elettrica Nazionale	42,013	363,952
UniCredit SpA	44,017	1,947,277
TOTAL ITALY		13,227,079
Japan - 21.7%
Advantest Corp.	22,932	1,327,755
AEON Co. Ltd.	19,591	480,041
AGC, Inc.	5,894	180,622
Aisin Seiki Co. Ltd.	15,822	164,507
Ajinomoto Co., Inc.	13,883	533,326
Ana Holdings, Inc.	4,763	93,816
Asahi Group Holdings	43,186	518,460
Asahi Kasei Corp.	37,493	258,652
Asics Corp.	20,396	356,255
Astellas Pharma, Inc.	54,113	633,573
Bandai Namco Holdings, Inc.	17,711	371,331
Bridgestone Corp.	17,084	608,790
Brother Industries Ltd.	6,974	135,834
Canon, Inc.	27,871	906,504
Capcom Co. Ltd.	10,388	205,563
Central Japan Railway Co.	23,100	478,383
Chiba Bank Ltd.	15,805	115,340
Chubu Electric Power Co., Inc.	19,295	221,799
Chugai Pharmaceutical Co. Ltd.	20,022	952,677
Concordia Financial Group Ltd.	31,426	155,662
Dai Nippon Printing Co. Ltd.	11,610	201,508
Dai-ichi Mutual Life Insurance Co.	27,011	673,393
Daifuku Co. Ltd.	9,610	180,637
Daiichi Sankyo Co. Ltd.	55,246	1,798,160
Daikin Industries Ltd.	7,917	950,489
Daito Trust Construction Co. Ltd.	1,709	188,851
Daiwa House Industry Co. Ltd.	16,750	499,630
Daiwa Securities Group, Inc.	39,856	260,749
DENSO Corp.	56,488	802,327
Dentsu Group, Inc.	6,063	187,151
Disco Corp.	2,744	780,763
East Japan Railway Co.	27,106	544,433
Eisai Co. Ltd.	7,521	254,812
ENEOS Holdings, Inc.	86,114	434,406
FANUC Corp.	28,305	750,969
Fast Retailing Co. Ltd.	5,691	1,819,535
Fuji Electric Co. Ltd.	4,011	204,272
FUJIFILM Holdings Corp.	33,500	796,909
Fujitsu Ltd.	49,480	951,295
Hamamatsu Photonics K.K.	8,382	110,832
Hankyu Hanshin Holdings, Inc.	6,875	186,932
Hikari Tsushin, Inc.	490	98,898
Hitachi Construction Machinery Co. Ltd.	3,183	69,060
Hitachi Ltd.	138,525	3,480,421
Honda Motor Co. Ltd.	134,114	1,348,800
Hoshizaki Corp.	3,268	107,413
Hoya Corp.	10,528	1,408,584
Hulic Co. Ltd.	11,600	107,420
Ibiden Co. Ltd.	3,577	113,622
Idemitsu Kosan Co. Ltd.	29,135	198,626
INPEX Corp.	28,210	371,866
Isuzu Motors Ltd.	17,926	231,815
Itochu Corp.	35,550	1,758,581
Japan Airlines Co. Ltd.	4,237	67,953
Japan Exchange Group, Inc.	29,626	347,248
Japan Post Bank Co. Ltd. (d)	43,262	386,388
Japan Post Holdings Co. Ltd.	57,503	530,528
Japan Post Insurance Co. Ltd.	5,767	95,030
Japan Real Estate Investment Corp.	38	138,223
Japan Tobacco, Inc.	35,808	999,668
JFE Holdings, Inc.	17,220	207,318
Kajima Corp.	11,854	204,191
Kansai Electric Power Co., Inc.	21,080	338,062
Kao Corp.	13,906	612,912
Kawasaki Kisen Kaisha Ltd.	11,700	161,624
KDDI Corp.	45,800	1,428,016
Keisei Electric Railway Co.	3,819	99,362
Keyence Corp.	5,805	2,620,456
Kikkoman Corp.	20,310	238,292
Kirin Holdings Co. Ltd.	23,174	341,182
Kobe Bussan Co. Ltd.	4,505	110,506
Kokusai Electric Corp.	4,200	76,582
Komatsu Ltd.	27,668	716,195
Konami Group Corp.	3,055	280,021
Kubota Corp.	29,843	381,307
Kyocera Corp.	38,352	388,955
Kyowa Kirin Co., Ltd.	7,247	119,443
Lasertec Corp.	2,425	329,062
LY Corp.	79,817	217,724
M3, Inc.	13,138	135,026
Makita Corp.	7,073	230,947
Marubeni Corp.	42,572	636,419
MatsukiyoCocokara & Co.	10,300	140,231
Mazda Motor Corp.	16,972	119,983
McDonald's Holdings Co. (Japan) Ltd.	2,614	110,773
Meiji Holdings Co. Ltd.	6,982	162,870
Minebea Mitsumi, Inc.	10,811	190,322
Mitsubishi Chemical Group Corp.	40,547	218,795
Mitsubishi Corp.	99,905	1,827,670
Mitsubishi Electric Corp.	56,856	1,000,241
Mitsubishi Estate Co. Ltd.	34,184	505,514
Mitsubishi HC Capital, Inc.	24,078	161,232
Mitsubishi Heavy Industries Ltd.	95,720	1,351,275
Mitsubishi UFJ Financial Group, Inc.	331,721	3,496,420
Mitsui & Co. Ltd.	76,858	1,566,954
Mitsui Chemicals, Inc.	5,110	116,742
Mitsui Fudosan Co. Ltd.	79,823	681,078
Mitsui OSK Lines Ltd.	10,300	350,669
Mizuho Financial Group, Inc.	72,099	1,497,569
MonotaRO Co. Ltd.	7,522	113,480
MS&AD Insurance Group Holdings, Inc.	38,429	850,024
Murata Manufacturing Co. Ltd.	50,583	883,741
NEC Corp.	7,335	624,138
Nexon Co. Ltd.	10,014	173,562
Nidec Corp.	24,898	495,989
Nintendo Co. Ltd.	31,070	1,641,210
Nippon Building Fund, Inc.	229	196,425
Nippon Paint Holdings Co. Ltd.	28,305	216,632
Nippon Prologis REIT, Inc.	69	111,013
Nippon Sanso Holdings Corp.	5,150	178,767
Nippon Steel Corp.	25,882	517,883
Nippon Telegraph & Telephone Corp. (d)	892,725	861,333
Nippon Yusen KK	13,765	460,844
Nissan Motor Co. Ltd.	70,064	186,654
Nissin Food Holdings Co. Ltd.	6,018	162,046
Nitori Holdings Co. Ltd.	2,435	310,109
Nitto Denko Corp.	21,115	347,421
Nomura Holdings, Inc.	89,785	460,409
Nomura Real Estate Holdings, Inc.	3,293	81,073
Nomura Research Institute Ltd.	11,339	339,188
NTT Data Corp.	18,845	298,132
Obayashi Corp.	19,393	237,743
OBIC Co. Ltd.	9,680	316,318
Olympus Corp.	35,153	618,773
OMRON Corp.	5,211	205,737
Ono Pharmaceutical Co. Ltd.	11,221	140,152
Oracle Corp. Japan	1,164	111,352
Oriental Land Co. Ltd.	32,570	787,124
ORIX Corp.	34,504	726,995
Osaka Gas Co. Ltd.	11,036	236,487
Otsuka Corp.	6,850	153,738
Otsuka Holdings Co. Ltd.	12,554	758,397
Pan Pacific International Holdings Ltd.	11,394	282,666
Panasonic Holdings Corp.	69,709	573,708
Rakuten Group, Inc. (a)	44,946	268,263
Recruit Holdings Co. Ltd.	44,373	2,709,528
Renesas Electronics Corp.	50,303	673,976
Resona Holdings, Inc.	62,477	412,209
Ricoh Co. Ltd.	16,425	177,927
ROHM Co. Ltd.	10,284	113,379
SBI Holdings, Inc. Japan	8,097	177,803
Screen Holdings Co. Ltd.	2,400	153,218
SCSK Corp.	4,658	86,917
Secom Co. Ltd.	12,598	448,022
Seiko Epson Corp.	8,644	157,110
Sekisui Chemical Co. Ltd.	11,298	159,448
Sekisui House Ltd.	17,834	430,719
Seven & i Holdings Co. Ltd.	66,177	952,945
SG Holdings Co. Ltd.	9,537	95,640
Shimadzu Corp.	7,074	208,668
SHIMANO, Inc.	2,324	341,418
Shin-Etsu Chemical Co. Ltd.	53,870	1,974,010
Shionogi & Co. Ltd.	22,623	323,119
Shiseido Co. Ltd.	11,969	258,350
Shizuoka Financial Group	13,099	104,524
SMC Corp.	1,696	720,031
SoftBank Corp.	853,230	1,074,134
SoftBank Group Corp.	30,724	1,831,719
Sompo Holdings, Inc.	28,077	601,945
Sony Group Corp.	186,565	3,283,081
Subaru Corp.	18,028	321,966
Sumco Corp.	10,449	99,907
Sumitomo Corp.	31,075	655,571
Sumitomo Electric Industries Ltd.	21,344	328,325
Sumitomo Metal Mining Co. Ltd.	7,386	204,212
Sumitomo Mitsui Financial Group, Inc.	112,161	2,379,444
Sumitomo Mitsui Trust Holdings, Inc.	19,410	425,668
Sumitomo Realty & Development Co. Ltd.	8,522	252,794
Suntory Beverage & Food Ltd.	4,132	139,391
Suzuki Motor Corp.	46,972	466,119
Sysmex Corp.	15,040	279,043
T&D Holdings, Inc.	14,596	232,985
Taisei Corp.	5,016	211,231
Takeda Pharmaceutical Co. Ltd.	47,578	1,327,484
TDK Corp.	58,055	682,454
Terumo Corp.	40,060	762,955
TIS, Inc.	6,372	158,895
Toho Co. Ltd.	3,390	129,458
Tokio Marine Holdings, Inc.	56,168	2,022,956
Tokyo Electric Power Co., Inc. (a)	45,625	184,257
Tokyo Electron Ltd.	13,350	1,964,493
Tokyo Gas Co. Ltd.	10,815	266,837
Tokyu Corp.	14,917	183,903
Toppan Holdings, Inc.	7,138	208,795
Toray Industries, Inc.	41,402	225,147
Toto Ltd.	4,235	118,156
Toyota Industries Corp.	4,341	300,927
Toyota Motor Corp.	306,790	5,286,113
Toyota Tsusho Corp.	19,071	324,183
Trend Micro, Inc.	3,820	199,872
Unicharm Corp.	12,074	389,326
West Japan Railway Co.	13,140	233,547
Yakult Honsha Co. Ltd.	7,628	165,765
Yamaha Motor Co. Ltd.	25,116	219,539
Yaskawa Electric Corp.	7,198	206,291
Yokogawa Electric Corp.	6,779	150,303
Zensho Holdings Co. Ltd.	2,900	145,490
ZOZO, Inc.	4,082	132,361
TOTAL JAPAN		110,892,556
Jordan - 0.0%
Hikma Pharmaceuticals PLC	4,977	119,046
Korea (South) - 0.0%
Delivery Hero AG (a)(c)	5,522	234,421
Luxembourg - 0.1%
ArcelorMittal SA (Netherlands)	14,011	345,654
Eurofins Scientific SA	4,035	198,298
TOTAL LUXEMBOURG		543,952
Macau - 0.1%
Galaxy Entertainment Group Ltd.	65,635	292,114
Sands China Ltd. (a)	72,462	184,364
TOTAL MACAU		476,478
Netherlands - 4.0%
ABN AMRO Bank NV GDR (Bearer) (c)	13,685	226,116
Adyen BV (a)(c)	650	992,978
AEGON NV	40,326	254,531
Akzo Nobel NV	5,096	325,193
Argenx SE (a)	1,776	1,047,229
ASM International NV (Netherlands)	1,403	781,675
ASML Holding NV (Netherlands)	11,938	8,066,630
ASR Nederland NV	4,733	224,312
BE Semiconductor Industries NV	2,302	245,242
Euronext NV (c)	2,399	264,605
EXOR NV	2,969	313,910
Heineken Holding NV	3,871	268,431
Heineken NV (Bearer)	8,604	705,672
IMCD NV	1,702	270,390
ING Groep NV (Certificaten Van Aandelen)	98,695	1,674,893
JDE Peet's BV	3,696	83,221
Koninklijke Ahold Delhaize NV	27,988	922,756
Koninklijke KPN NV	117,849	460,588
Koninklijke Philips Electronics NV	23,869	627,965
NN Group NV	8,090	397,667
Randstad NV	3,240	149,255
Universal Music Group NV	24,780	623,618
Wolters Kluwer NV	7,425	1,249,441
TOTAL NETHERLANDS		20,176,318
New Zealand - 0.3%
Auckland International Airport Ltd.	44,370	191,853
Fisher & Paykel Healthcare Corp. Ltd.	17,492	374,873
Mercury Nz Ltd.	20,428	80,406
Meridian Energy Ltd.	38,623	137,165
Spark New Zealand Ltd.	55,644	96,542
Xero Ltd. (a)	4,332	420,878
TOTAL NEW ZEALAND		1,301,717
Norway - 0.5%
Aker BP ASA	9,436	201,240
DNB Bank ASA	26,754	552,582
Equinor ASA	25,032	594,816
Gjensidige Forsikring ASA	5,999	108,253
Kongsberg Gruppen ASA	2,628	273,546
Mowi ASA	13,894	238,783
Norsk Hydro ASA	41,995	260,678
Orkla ASA	20,935	193,550
Salmar ASA	1,982	100,540
Telenor ASA	18,376	225,687
TOTAL NORWAY		2,749,675
Poland - 0.0%
InPost SA (a)	5,994	116,903
Portugal - 0.2%
Energias de Portugal SA	93,732	368,269
Galp Energia SGPS SA	13,885	236,670
Jeronimo Martins SGPS SA	8,458	164,407
TOTAL PORTUGAL		769,346
Singapore - 1.5%
CapitaLand Ascendas REIT	111,551	226,059
CapitaLand Integrated Commercial Trust	169,949	258,200
CapitaLand Investment Ltd.	69,853	147,571
DBS Group Holdings Ltd.	59,497	1,725,104
Genting Singapore Ltd.	180,894	113,929
Grab Holdings Ltd. (a)	63,100	257,448
Keppel Ltd.	43,516	209,506
Oversea-Chinese Banking Corp. Ltd.	101,228	1,161,399
Sea Ltd. ADR Class A (a)	11,059	1,040,099
Sembcorp Industries Ltd.	26,800	101,675
Singapore Airlines Ltd.	44,462	216,891
Singapore Exchange Ltd.	25,589	219,272
Singapore Technologies Engineering Ltd.	46,693	160,087
Singapore Telecommunications Ltd.	221,962	523,660
STMicroelectronics NV (France)	20,225	550,544
United Overseas Bank Ltd.	37,766	918,056
TOTAL SINGAPORE		7,829,500
South Africa - 0.2%
Anglo American PLC (United Kingdom)	37,964	1,176,900
Spain - 2.7%
Acciona SA	742	94,755
ACS Actividades de Construccion y Servicios SA	5,487	262,613
Aena SME SA (c)	2,241	494,842
Amadeus IT Holding SA Class A	13,459	975,026
Banco Bilbao Vizcaya Argentaria SA	172,188	1,714,076
Banco de Sabadell SA	162,520	316,173
Banco Santander SA (Spain)	462,916	2,261,888
CaixaBank SA (d)	108,568	661,588
Cellnex Telecom SA (c)	15,827	580,173
EDP Renovaveis SA	9,315	125,439
Endesa SA	9,483	204,291
Grifols SA (a)	8,965	99,906
Iberdrola SA	182,481	2,708,447
Industria de Diseno Textil SA	32,590	1,854,023
Redeia Corp. SA	12,114	224,009
Repsol SA	36,371	455,306
Telefonica SA	118,522	556,183
TOTAL SPAIN		13,588,738
Sweden - 3.2%
AddTech AB (B Shares)	7,765	215,287
Alfa Laval AB	8,645	381,272
ASSA ABLOY AB (B Shares)	29,949	938,085
Atlas Copco AB:
(A Shares)	80,264	1,324,630
(B Shares)	46,625	676,321
Beijer Ref AB (B Shares)	10,779	161,717
Boliden AB	8,168	253,598
Epiroc AB:
(A Shares)	19,702	384,786
(B Shares)	11,636	199,748
EQT AB	11,159	323,630
Essity AB (B Shares)	18,203	513,908
Evolution AB (c)	5,379	508,567
Fastighets AB Balder (a)	19,796	153,135
Getinge AB (B Shares)	6,831	120,309
H&M Hennes & Mauritz AB (B Shares) (d)	16,922	251,339
Hexagon AB (B Shares)	62,025	579,880
Holmen AB (B Shares)	2,292	90,393
Husqvarna AB (B Shares)	10,645	68,718
Industrivarden AB:
(A Shares)	3,718	127,998
(C Shares)	4,689	161,074
Indutrade AB	8,164	221,138
Investment AB Latour (B Shares)	4,424	121,826
Investor AB (B Shares)	51,718	1,463,261
L E Lundbergforetagen AB (B Shares)	2,272	112,272
Lifco AB (B Shares)	6,965	207,226
Nibe Industrier AB (B Shares)	45,268	218,553
Saab AB (B Shares)	9,569	196,777
Sagax AB	6,562	156,928
Sandvik AB	31,858	624,928
Securitas AB (B Shares)	14,692	172,368
Skandinaviska Enskilda Banken AB (A Shares)	47,409	669,450
Skanska AB (B Shares)	10,167	206,307
SKF AB (B Shares)	10,181	192,353
Svenska Cellulosa AB SCA (B Shares)	18,096	239,224
Svenska Handelsbanken AB (A Shares)	43,576	452,783
Swedbank AB (A Shares)	25,363	514,661
Swedish Orphan Biovitrum AB (a)	5,819	181,869
Tele2 AB (B Shares)	16,014	167,812
Telefonaktiebolaget LM Ericsson (B Shares)	82,880	694,875
Telia Co. AB	70,447	204,705
Trelleborg AB (B Shares)	6,364	211,207
Volvo AB:
(A Shares)	5,998	157,064
(B Shares)	47,446	1,232,179
Volvo Car AB (d)	21,831	46,973
TOTAL SWEDEN		16,101,134
Switzerland - 6.1%
ABB Ltd. (Reg.)	47,252	2,625,847
Adecco SA (Reg.)	5,028	157,556
Avolta AG	2,747	109,217
Bachem Holding AG (B Shares)	1,020	80,733
Baloise Holdings AG	1,300	249,748
Banque Cantonale Vaudoise	907	90,432
Barry Callebaut AG	107	187,348
BKW AG	633	111,126
Chocoladefabriken Lindt & Spruengli AG	29	341,532
Chocoladefabriken Lindt & Spruengli AG	3	348,793
Clariant AG (Reg.)	6,490	90,111
Compagnie Financiere Richemont SA Series A	16,061	2,338,490
DSM-Firmenich AG	5,556	659,350
Ems-Chemie Holding AG	209	160,825
Galderma Group AG (a)	1,776	166,196
Geberit AG (Reg.)	999	625,626
Givaudan SA	276	1,309,446
Helvetia Holding AG (Reg.)	1,108	187,586
Julius Baer Group Ltd.	6,153	375,158
Kuehne & Nagel International AG	1,443	360,270
Logitech International SA (Reg.)	4,654	381,353
Lonza Group AG	2,158	1,330,960
Novartis AG	58,886	6,389,501
Partners Group Holding AG	678	936,661
Sandoz Group AG	12,231	557,339
Schindler Holding AG:
(participation certificate)	1,217	354,298
(Reg.)	701	199,694
SGS SA (Reg.)	4,597	487,089
Sig Group AG	9,132	196,588
Sika AG	4,554	1,268,296
Sonova Holding AG	1,514	554,029
Straumann Holding AG	3,334	439,553
Swatch Group AG (Bearer)	860	176,475
Swatch Group AG (Bearer) (Reg.)	1,599	64,715
Swiss Life Holding AG	858	699,873
Swiss Prime Site AG	2,307	250,189
Swisscom AG	773	470,845
Temenos AG	1,798	124,406
UBS Group AG	98,266	3,020,068
VAT Group AG (c)	807	335,958
Zurich Insurance Group Ltd.	4,373	2,578,344
TOTAL SWITZERLAND		31,391,624
United Arab Emirates - 0.0%
NMC Health PLC (a)(e)	941	0
United Kingdom - 10.6%
3i Group PLC	29,083	1,192,627
Admiral Group PLC	7,778	257,152
Ashtead Group PLC	13,065	975,085
Associated British Foods PLC	10,028	287,189
AstraZeneca PLC (United Kingdom)	46,318	6,590,755
Auto Trader Group PLC (c)	26,727	288,585
Aviva PLC	79,986	467,318
BAE Systems PLC	90,536	1,459,197
Barclays PLC	441,071	1,352,105
Barratt Developments PLC	41,166	236,956
Berkeley Group Holdings PLC	3,046	173,820
British American Tobacco PLC (United Kingdom)	59,669	2,086,572
BT Group PLC	193,278	344,550
Bunzl PLC	10,107	444,668
Centrica PLC	156,638	236,919
CK Hutchison Holdings Ltd.	80,056	421,025
Coca-Cola Europacific Partners PLC	6,169	468,844
Compass Group PLC	50,815	1,650,290
Croda International PLC	3,962	189,281
DCC PLC (United Kingdom)	2,954	186,795
Diageo PLC	66,422	2,051,230
Entain PLC	19,085	183,338
Halma PLC	11,342	361,967
Hargreaves Lansdown PLC	10,629	149,117
HSBC Holdings PLC (United Kingdom)	553,283	5,078,044
Imperial Brands PLC	24,260	732,119
Informa PLC	39,825	415,235
InterContinental Hotel Group PLC	4,819	531,524
Intertek Group PLC	4,821	288,940
J Sainsbury PLC	49,404	169,580
JD Sports Fashion PLC	77,400	123,756
Kingfisher PLC	54,938	207,765
Land Securities Group PLC	21,131	163,893
Legal & General Group PLC	177,975	498,223
Lloyds Banking Group PLC	1,864,440	1,279,752
London Stock Exchange Group PLC	14,286	1,936,266
M&G PLC	67,487	168,777
Melrose Industries PLC	39,303	240,726
National Grid PLC	143,763	1,805,110
NatWest Group PLC	198,589	940,964
Next PLC	3,580	451,929
Pearson PLC	17,975	263,951
Persimmon PLC	9,553	180,707
Phoenix Group Holdings PLC	20,941	132,636
Reckitt Benckiser Group PLC	20,853	1,265,027
RELX PLC (London Stock Exchange)	55,787	2,558,375
Rentokil Initial PLC	75,419	378,285
Rolls-Royce Holdings PLC (a)	254,112	1,753,474
Sage Group PLC	29,964	374,548
Schroders PLC	24,152	107,131
Segro PLC	38,377	388,558
Severn Trent PLC	8,062	266,958
Smith & Nephew PLC	26,113	324,658
Smiths Group PLC	10,312	203,308
Spirax-Sarco Engineering PLC	2,199	183,032
SSE PLC	32,670	741,845
Standard Chartered PLC (United Kingdom)	64,803	751,481
Taylor Wimpey PLC	105,726	199,894
Tesco PLC	206,946	913,806
Unilever PLC	74,541	4,547,152
United Utilities Group PLC	20,367	268,792
Vodafone Group PLC	675,185	627,865
Whitbread PLC	5,380	209,019
Wise PLC (a)	19,896	181,124
WPP PLC	32,216	338,620
TOTAL UNITED KINGDOM		54,248,234
United States of America - 8.9%
Alcon, Inc. (Switzerland)	14,928	1,375,682
BP PLC	493,867	2,415,414
CSL Ltd.	14,438	2,710,811
CyberArk Software Ltd. (a)(d)	1,289	356,434
Experian PLC	27,456	1,337,177
Ferrovial SE	15,589	625,372
GSK PLC	123,841	2,236,392
Haleon PLC	231,920	1,114,623
Holcim AG	15,572	1,534,209
James Hardie Industries PLC CDI (a)	12,890	411,104
Monday.com Ltd. (a)	1,115	327,665
Nestle SA (Reg. S)	78,278	7,396,695
QIAGEN NV (Germany)	6,623	281,323
Roche Holding AG:
(Bearer)	957	324,929
(participation certificate)	20,989	6,504,565
Sanofi SA	34,052	3,598,609
Schneider Electric SA	16,337	4,232,080
Shell PLC (London)	188,273	6,285,931
Stellantis NV (Italy)	63,224	866,251
Swiss Re Ltd.	9,011	1,154,614
Tenaris SA	14,107	232,420
TOTAL UNITED STATES OF AMERICA		45,322,300
TOTAL COMMON STOCKS (Cost $424,934,625)		493,023,901

Nonconvertible Preferred Stocks - 0.3%
	Shares	Value ($)
Germany - 0.3%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	1,762	129,467
Dr. Ing. h.c. F. Porsche AG Series F (c)	3,402	239,366
Henkel AG & Co. KGaA	5,056	437,663
Porsche Automobil Holding SE (Germany)	4,574	190,019
Sartorius AG (non-vtg.)	783	202,451
Volkswagen AG	6,162	598,101

TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $2,295,783)		1,797,067

Government Obligations - 0.1%
	Principal Amount (f)	Value ($)
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 5.08% 11/21/24 (g) (Cost $356,005)	357,000	356,085

Money Market Funds - 2.0%
	Shares	Value ($)
Fidelity Cash Central Fund 4.87% (h)	7,887,860	7,889,438
Fidelity Securities Lending Cash Central Fund 4.87% (h)(i)	2,319,602	2,319,834
TOTAL MONEY MARKET FUNDS (Cost $10,209,272)		10,209,272

TOTAL INVESTMENT IN SECURITIES - 98.9% (Cost $437,795,685)	505,386,325
NET OTHER ASSETS (LIABILITIES) - 1.1%	5,467,058
NET ASSETS - 100.0%	510,853,383

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE MSCI EAFE Index Contracts (United States)	135	Dec 2024	15,863,850	(380,913)	(380,913)

The notional amount of futures purchased as a percentage of Net Assets is 3.1%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,560,478 or 1.3% of net assets.

(d)	Security or a portion of the security is on loan at period end.
(e)	Level 3 security
(f)	Amount is stated in United States dollars unless otherwise noted.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $356,085.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.87%	12,736,920	128,309,511	133,157,525	563,377	532	-	7,889,438	0.0%
Fidelity Securities Lending Cash Central Fund 4.87%	-	21,061,701	18,741,867	15,508	-	-	2,319,834	0.0%
Total	12,736,920	149,371,212	151,899,392	578,885	532	-	10,209,272

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	21,740,630	5,778,518	15,962,112	-
Consumer Discretionary	53,641,668	14,344,008	39,297,660	-
Consumer Staples	42,350,897	7,139,692	35,211,205	-
Energy	18,359,192	620,178	17,739,014	-
Financials	104,485,565	28,028,061	76,457,504	-
Health Care	65,956,103	11,836,941	54,119,162	-
Industrials	86,763,776	25,417,691	61,346,085	-
Information Technology	42,036,352	12,898,913	29,137,439	-
Materials	32,243,319	10,338,123	21,905,196	-
Real Estate	10,571,905	3,009,003	7,562,902	-
Utilities	16,671,561	8,030,893	8,640,668	-

Government Obligations	356,085	-	356,085	-

Money Market Funds	10,209,272	10,209,272	-	-
Total Investments in Securities:	505,386,325	137,651,293	367,735,032	-
Derivative Instruments: Liabilities
Futures Contracts	(380,913)	(380,913)	-	-
Total Liabilities	(380,913)	(380,913)	-	-
Total Derivative Instruments:	(380,913)	(380,913)	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	0	(380,913)
Total Equity Risk	0	(380,913)
Total Value of Derivatives	0	(380,913)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements
Statement of Assets and Liabilities
As of October 31, 2024
Assets
Investment in securities, at value (including securities loaned of $2,106,652) - See accompanying schedule:
Unaffiliated issuers (cost $427,586,413)	$495,177,053
Fidelity Central Funds (cost $10,209,272)	10,209,272

Total Investment in Securities (cost $437,795,685)		$505,386,325
Foreign currency held at value (cost $123,903)		123,808
Receivable for fund shares sold		5,378,892
Dividends receivable		1,163,663
Reclaims receivable		1,302,827
Distributions receivable from Fidelity Central Funds		55,531
Receivable from investment adviser for expense reductions		3,630
Other receivables		14
Total assets		513,414,690
Liabilities
Payable for investments purchased on a delayed delivery basis	$4,607
Payable for fund shares redeemed	131,967
Payable for daily variation margin on futures contracts	56,383
Other payables and accrued expenses	48,516
Collateral on securities loaned	2,319,834
Total liabilities		2,561,307
Net Assets		$510,853,383
Net Assets consist of:
Paid in capital		$454,546,022
Total accumulated earnings (loss)		56,307,361
Net Assets		$510,853,383
Net Asset Value, offering price and redemption price per share ($510,853,383 ÷ 40,619,053 shares)		$12.58
Statement of Operations
Year ended October 31, 2024
Investment Income
Dividends		$13,254,686
Interest		26,488
Income from Fidelity Central Funds (including $15,508 from security lending)		578,885
Income before foreign taxes withheld		$13,860,059
Less foreign taxes withheld		(967,005)
Total income		12,893,054
Expenses
Custodian fees and expenses	$117,090
Independent trustees' fees and expenses	1,823
Miscellaneous	32
Total expenses before reductions	118,945
Expense reductions	(70,529)
Total expenses after reductions		48,416
Net Investment income (loss)		12,844,638
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(2,884,124)
Fidelity Central Funds	532
Foreign currency transactions	(4,984)
Futures contracts	861,932
Total net realized gain (loss)		(2,026,644)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	61,574,980
Assets and liabilities in foreign currencies	(5,303)
Futures contracts	358,161
Total change in net unrealized appreciation (depreciation)		61,927,838
Net gain (loss)		59,901,194
Net increase (decrease) in net assets resulting from operations		$72,745,832
Statement of Changes in Net Assets

	Year ended October 31, 2024	Year ended October 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$12,844,638	$10,430,686
Net realized gain (loss)	(2,026,644)	(10,708,763)
Change in net unrealized appreciation (depreciation)	61,927,838	44,347,299
Net increase (decrease) in net assets resulting from operations	72,745,832	44,069,222
Distributions to shareholders	(10,572,093)	(7,730,928)

Share transactions
Proceeds from sales of shares	153,903,769	83,236,802
Reinvestment of distributions	10,572,093	7,730,928
Cost of shares redeemed	(42,319,350)	(84,194,891)

Net increase (decrease) in net assets resulting from share transactions	122,156,512	6,772,839
Total increase (decrease) in net assets	184,330,251	43,111,133

Net Assets
Beginning of period	326,523,132	283,411,999
End of period	$510,853,383	$326,523,132

Other Information
Shares
Sold	12,282,392	7,565,430
Issued in reinvestment of distributions	938,907	744,791
Redeemed	(3,446,595)	(7,565,907)
Net increase (decrease)	9,774,704	744,314

Financial Highlights
Fidelity® Series International Index Fund

Years ended October 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.59	$9.42	$12.55	$9.54	$10.41
Income from Investment Operations
Net investment income (loss) A,B	.37	.34	.34	.33	.24
Net realized and unrealized gain (loss)	1.96	1.10	(3.17)	2.90	(.90)
Total from investment operations	2.33	1.44	(2.83)	3.23	(.66)
Distributions from net investment income	(.34)	(.27)	(.30)	(.22)	(.20)
Distributions from net realized gain	-	-	-	-	(.01)
Total distributions	(.34)	(.27)	(.30)	(.22)	(.21)
Net asset value, end of period	$12.58	$10.59	$9.42	$12.55	$9.54
Total Return C	22.34%	15.30%	(23.05)%	34.15%	(6.52)%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.03%	.05%	.05%	.06%	.11%
Expenses net of fee waivers, if any	.01%	.01%	.01%	.01%	.02%
Expenses net of all reductions	.01%	.01%	.01%	.01%	.02%
Net investment income (loss)	3.01%	3.13%	3.14%	2.73%	2.47%
Supplemental Data
Net assets, end of period (000 omitted)	$510,853	$326,523	$283,412	$273,653	$129,230
Portfolio turnover rate F	3%	18%	5%	6% G	3%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
GPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements

For the period ended October 31, 2024

1. Organization.
Fidelity Series International Index Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds, Fidelity managed 529 plans, and Fidelity managed collective investment trusts. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2024 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of October 31, 2024, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$95,481,968
Gross unrealized depreciation	(31,596,568)
Net unrealized appreciation (depreciation)	$63,885,400
Tax Cost	$441,500,925

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$12,958,825
Capital loss carryforward	$(20,507,362)
Net unrealized appreciation (depreciation) on securities and other investments	$63,855,899

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(4,570,173)
Long-term	(15,937,189)
Total capital loss carryforward	$(20,507,362)
The tax character of distributions paid was as follows:

	October 31, 2024	October 31, 2023
Ordinary Income	$10,572,093	$ 7,730,928
Total	$10,572,093	$ 7,730,928

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncement. In November 2023, the FASB issued Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures. Effective for fiscal years beginning after December 15, 2023 and interim periods within fiscal years beginning after December 15, 2024, the amendments enhance required disclosures of segment information for public entities on an annual and interim basis. The ASU allows for early adoption with updates applied retrospectively. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series International Index Fund	139,464,639	13,381,889
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Series International Index Fund	1,637	-	-
9. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .013% of average net assets. This reimbursement will remain in place through February 28, 2027. Some expenses, for example the compensation of the independent Trustees, and certain other expenses such as interest expense, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $61,708.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $8,821.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by FMR or its affiliates were the owners of record of all of the outstanding shares of the Fund.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Concord Street  Trust and the Shareholders of Fidelity Series International Index Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Fidelity Series International Index Fund (the "Fund"), a fund of Fidelity Concord Street Trust, including the schedule of investments, as of October 31, 2024, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of October 31, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
December 17, 2024
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund designates $522,888 of distributions paid during the fiscal year ended 2024 as qualifying to be taxed as section 163(j) interest dividends.

The fund designates 84.02% of the dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are $0.3466 and $0.0256 for the dividend paid December 11, 2023.

The fund will notify shareholders in January 2025 of amounts for use in preparing 2024 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
A special meeting of shareholders was held on July 16, 2024. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Bettina Doulton
Affirmative	399,712,835,196.11	95.27
Withheld	19,861,567,939.07	4.73
TOTAL	419,574,403,135.19	100.00
Robert A. Lawrence
Affirmative	398,303,145,670.78	94.93
Withheld	21,271,257,464.41	5.07
TOTAL	419,574,403,135.19	100.00
Vijay C. Advani
Affirmative	398,848,644,763.97	95.06
Withheld	20,725,758,371.21	4.94
TOTAL	419,574,403,135.19	100.00
Thomas P. Bostick
Affirmative	399,084,917,382.24	95.12
Withheld	20,489,485,752.95	4.88
TOTAL	419,574,403,135.19	100.00
Donald F. Donahue
Affirmative	398,136,894,294.44	94.89
Withheld	21,437,508,840.75	5.11
TOTAL	419,574,403,135.19	100.00
Vicki L. Fuller
Affirmative	399,535,778,208.65	95.22
Withheld	20,038,624,926.54	4.78
TOTAL	419,574,403,135.19	100.00
Patricia L. Kampling
Affirmative	399,319,643,676.69	95.17
Withheld	20,254,759,458.50	4.83
TOTAL	419,574,403,135.19	100.00
Thomas A. Kennedy
Affirmative	398,612,509,964.82	95.00
Withheld	20,961,893,170.36	5.00
TOTAL	419,574,403,135.19	100.00
Oscar Munoz
Affirmative	397,517,256,424.15	94.74
Withheld	22,057,146,711.03	5.26
TOTAL	419,574,403,135.19	100.00
Karen B. Peetz
Affirmative	398,905,166,808.58	95.07
Withheld	20,669,236,326.60	4.93
TOTAL	419,574,403,135.19	100.00
David M. Thomas
Affirmative	398,279,523,899.44	94.92
Withheld	21,294,879,235.74	5.08
TOTAL	419,574,403,135.19	100.00
Susan Tomasky
Affirmative	398,393,822,853.60	94.95
Withheld	21,180,580,281.58	5.05
TOTAL	419,574,403,135.19	100.00
Michael E. Wiley
Affirmative	398,304,955,259.60	94.93
Withheld	21,269,447,875.58	5.07
TOTAL	419,574,403,135.19	100.00

Proposal 1 reflects trust-wide proposal and voting results.

Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Series International Index Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreement (Sub-Advisory Agreement) for the fund with Geode Capital Management, LLC (Geode) (together, the Advisory Contracts). FMR and Geode are referred to herein as the Investment Advisers.  The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2024 meeting, the Board unanimously determined to renew the fund's Advisory Contracts.  The Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers and Geode, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with representatives of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of the fund.
The Trustees also discussed with representatives of Fidelity, at meetings throughout the year, Fidelity's role in, among other things, overseeing compliance with federal securities laws and other applicable requirements by Geode with respect to the fund and monitoring and overseeing the performance and investment capabilities of Geode. The Trustees considered that the Board had received from Fidelity periodic reports about its oversight and due diligence processes, as well as periodic reports regarding the performance of Geode.
The Board also considered the nature, extent and quality of services provided by Geode. The Trustees noted that under the Sub-Advisory Agreement, subject to oversight by Fidelity, Geode is responsible for, among other things, identifying investments and arranging for execution of portfolio transactions to implement the fund's investment strategy. In addition, the Trustees noted that Geode is responsible for providing such reporting as may be requested by Fidelity to fulfill its oversight responsibilities discussed above.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's and Geode's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. The Board considered that Fidelity's and Geode's investment professionals have extensive resources, tools and capabilities so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
Investment Performance. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance and noted that the fund is not publicly offered as a stand-alone investment product. In this regard, the Board noted that the fund is designed to offer an investment option for other investment companies, 529 plans, and collective investment trusts managed by Fidelity and ultimately to enhance the performance of those investment companies, 529 plans, and collective investment trusts.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board considered that the fund does not pay FMR a management fee for investment advisory services, but that FMR receives fees for providing services to funds that invest in the fund. The Board noted that FMR or an affiliate undertakes to pay all operating expenses of the fund, except transfer agent fees, 12b-1 fees, Independent Trustee fees and expenses, custodian fees and expenses, proxy and shareholder meeting expenses, interest, taxes, and extraordinary expenses (such as litigation expenses). The Board further noted that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable.
The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.013% through February 28, 2027.
Based on its review, the Board considered that the fund does not pay a management fee and concluded that the total expense ratio of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's and Geode's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's and Geode's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board concluded that the costs of the services provided by and the profits realized by Fidelity and Geode in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund with certain exceptions.
The Board also considered information regarding the profitability of Geode's relationship with the fund.
Economies of Scale. The Board concluded that because the fund pays no advisory fees and FMR bears all expenses of the fund with certain exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contracts.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) the variable management fee implemented for certain funds effective March 1, 2024; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances, and that the fund's Advisory Contracts should be renewed through May 31, 2025.

1.9891249.106
IIF-ANN-1224

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Concord Street Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	December 20, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	December 20, 2024

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	December 20, 2024